UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2024

Date of reporting period:	06/30/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Prudential Series Fund
PSF Global Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$40	0.75%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 925,138,529
Number of portfolio holdings	409
Portfolio turnover rate for the period	16%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.7%
Software	8.1%
Banks	5.2%
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Pharmaceuticals	4.9%
Interactive Media & Services	4.5%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.0%
Technology Hardware, Storage & Peripherals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Capital Markets	2.8%
Health Care Equipment & Supplies	2.7%
Electrical Equipment	2.3%
Health Care Providers & Services	2.2%
Machinery	2.0%
Life Sciences Tools & Services	2.0%
Chemicals	2.0%
Hotels, Restaurants & Leisure	1.8%
Electronic Equipment, Instruments & Components	1.4%
Industrial Conglomerates	1.3%
Household Products	1.3%
Ground Transportation	1.2%
IT Services	1.1%
Professional Services	1.1%
Biotechnology	1.1%
Construction Materials	1.0%
Consumer Staples Distribution & Retail	1.0%
Media	1.0%
Personal Care Products	0.9%
Food Products	0.9%
Multi-Utilities	0.9%
Tobacco	0.8%
Automobiles	0.8%
Specialty Retail	0.7%
Industry Classification	% of Net Assets
Entertainment	0.7%
Electric Utilities	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Air Freight & Logistics	0.6%
Residential REITs	0.6%
Beverages	0.5%
Real Estate Management & Development	0.5%
Specialized REITs	0.5%
Containers & Packaging	0.5%
Building Products	0.4%
Passenger Airlines	0.3%
Metals & Mining	0.3%
Energy Equipment & Services	0.3%
U.S. Government Agency Obligations	0.3%
Construction & Engineering	0.3%
Industrial REITs	0.3%
Diversified Telecommunication Services	0.3%
Commercial Services & Supplies	0.2%
Automobile Components	0.2%
Communications Equipment	0.1%
Household Durables	0.1%
Health Care Technology	0.1%
Gas Utilities	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Consumer Finance	0.1%
Marine Transportation	0.1%
Diversified REITs	0.0%*
Transportation Infrastructure	0.0%*
Wireless Telecommunication Services	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

GLOBL_SAR

The Prudential Series Fund
PSF Global Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$53	1.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$925,138,529
Number of portfolio holdings	409
Portfolio turnover rate for the period	16%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.7%
Software	8.1%
Banks	5.2%
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Pharmaceuticals	4.9%
Interactive Media & Services	4.5%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.0%
Technology Hardware, Storage & Peripherals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Capital Markets	2.8%
Health Care Equipment & Supplies	2.7%
Electrical Equipment	2.3%
Health Care Providers & Services	2.2%
Machinery	2.0%
Life Sciences Tools & Services	2.0%
Chemicals	2.0%
Hotels, Restaurants & Leisure	1.8%
Electronic Equipment, Instruments & Components	1.4%
Industrial Conglomerates	1.3%
Household Products	1.3%
Ground Transportation	1.2%
IT Services	1.1%
Professional Services	1.1%
Biotechnology	1.1%
Construction Materials	1.0%
Consumer Staples Distribution & Retail	1.0%
Media	1.0%
Personal Care Products	0.9%
Food Products	0.9%
Multi-Utilities	0.9%
Tobacco	0.8%
Automobiles	0.8%
Specialty Retail	0.7%
Industry Classification	% of Net Assets
Entertainment	0.7%
Electric Utilities	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Air Freight & Logistics	0.6%
Residential REITs	0.6%
Beverages	0.5%
Real Estate Management & Development	0.5%
Specialized REITs	0.5%
Containers & Packaging	0.5%
Building Products	0.4%
Passenger Airlines	0.3%
Metals & Mining	0.3%
Energy Equipment & Services	0.3%
U.S. Government Agency Obligations	0.3%
Construction & Engineering	0.3%
Industrial REITs	0.3%
Diversified Telecommunication Services	0.3%
Commercial Services & Supplies	0.2%
Automobile Components	0.2%
Communications Equipment	0.1%
Household Durables	0.1%
Health Care Technology	0.1%
Gas Utilities	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Consumer Finance	0.1%
Marine Transportation	0.1%
Diversified REITs	0.0%*
Transportation Infrastructure	0.0%*
Wireless Telecommunication Services	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF01_SAR

The Prudential Series Fund
PSF Mid-Cap Growth Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class I	$33	0.64%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 407,293,615
Number of portfolio holdings	113
Portfolio turnover rate for the period	30%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF
6/30/2024
?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.4% represents investments purchased with collateral from securities on loan)	17.6%
Capital Markets	9.6%
Software	9.3%
Semiconductors & Semiconductor Equipment	8.1%
Biotechnology	6.2%
Hotels, Restaurants & Leisure	5.4%
Health Care Equipment & Supplies	4.5%
Specialty Retail	4.3%
IT Services	3.8%
Electrical Equipment	3.6%
Machinery	3.5%
Building Products	2.8%
Life Sciences Tools & Services	2.6%
Media	2.5%
Health Care Providers & Services	2.4%
Commercial Services & Supplies	2.0%
Ground Transportation	2.0%
Oil, Gas & Consumable Fuels	1.9%
Professional Services	1.8%
Aerospace & Defense	1.7%
Technology Hardware, Storage & Peripherals	1.6%
Construction & Engineering	1.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.4%
Beverages	1.4%
Personal Care Products	1.2%
Pharmaceuticals	1.2%
Energy Equipment & Services	1.2%
Diversified Consumer Services	0.9%
Entertainment	0.9%
Financial Services	0.9%
Insurance	0.8%
Household Durables	0.8%
Communications Equipment	0.8%
Banks	0.7%
Distributors	0.7%
Trading Companies & Distributors	0.7%
Consumer Staples Distribution & Retail	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Construction Materials	0.6%
Interactive Media & Services	0.5%
Automobiles	0.4%
115.0%
Liabilities in excess of other assets	(15.0)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting
us at (800) 346-3778.

EMRGW_SAR

The Prudential Series Fund
PSF Mid-Cap Growth Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class II shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class II	$53	1.04%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$407,293,615
Number of portfolio holdings	113
Portfolio turnover rate for the period	30%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.4% represents investments purchased with collateral from securities on loan)	17.6%
Capital Markets	9.6%
Software	9.3%
Semiconductors & Semiconductor Equipment	8.1%
Biotechnology	6.2%
Hotels, Restaurants & Leisure	5.4%
Health Care Equipment & Supplies	4.5%
Specialty Retail	4.3%
IT Services	3.8%
Electrical Equipment	3.6%
Machinery	3.5%
Building Products	2.8%
Life Sciences Tools & Services	2.6%
Media	2.5%
Health Care Providers & Services	2.4%
Commercial Services & Supplies	2.0%
Ground Transportation	2.0%
Oil, Gas & Consumable Fuels	1.9%
Professional Services	1.8%
Aerospace & Defense	1.7%
Technology Hardware, Storage & Peripherals	1.6%
Construction & Engineering	1.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.4%
Beverages	1.4%
Personal Care Products	1.2%
Pharmaceuticals	1.2%
Energy Equipment & Services	1.2%
Diversified Consumer Services	0.9%
Entertainment	0.9%
Financial Services	0.9%
Insurance	0.8%
Household Durables	0.8%
Communications Equipment	0.8%
Banks	0.7%
Distributors	0.7%
Trading Companies & Distributors	0.7%
Consumer Staples Distribution & Retail	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Construction Materials	0.6%
Interactive Media & Services	0.5%
Automobiles	0.4%
115.0%
Liabilities in excess of other assets	(15.0)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EMRGW_SAR CL II

The Prudential Series Fund
PSF Mid-Cap Growth Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class III	$46	0.89%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 407,293,615
Number of portfolio holdings	113
Portfolio turnover rate for the period	30%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.4% represents investments purchased with collateral from securities on loan)	17.6%
Capital Markets	9.6%
Software	9.3%
Semiconductors & Semiconductor Equipment	8.1%
Biotechnology	6.2%
Hotels, Restaurants & Leisure	5.4%
Health Care Equipment & Supplies	4.5%
Specialty Retail	4.3%
IT Services	3.8%
Electrical Equipment	3.6%
Machinery	3.5%
Building Products	2.8%
Life Sciences Tools & Services	2.6%
Media	2.5%
Health Care Providers & Services	2.4%
Commercial Services & Supplies	2.0%
Ground Transportation	2.0%
Oil, Gas & Consumable Fuels	1.9%
Professional Services	1.8%
Aerospace & Defense	1.7%
Technology Hardware, Storage & Peripherals	1.6%
Construction & Engineering	1.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.4%
Beverages	1.4%
Personal Care Products	1.2%
Pharmaceuticals	1.2%
Energy Equipment & Services	1.2%
Diversified Consumer Services	0.9%
Entertainment	0.9%
Financial Services	0.9%
Insurance	0.8%
Household Durables	0.8%
Communications Equipment	0.8%
Banks	0.7%
Distributors	0.7%
Trading Companies & Distributors	0.7%
Consumer Staples Distribution & Retail	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Construction Materials	0.6%
Interactive Media & Services	0.5%
Automobiles	0.4%
115.0%
Liabilities in excess of other assets	(15.0)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF02_SAR

The Prudential Series Fund
PSF Natural Resources
Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF Natural Resources Portfolio (the “Portfolio”)
for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class I	$26	0.50%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 562,420,930
Number of portfolio holdings	93
Portfolio turnover rate for the period	10%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Classification	% of Net Assets
United States (8.0% represents investments purchased with collateral from securities on loan)	78.9%
Canada	12.7%
France	4.6%
Australia	2.8%
Norway	1.7%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Classification	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

NATRE_SAR

The Prudential Series Fund
PSF Natural Resources Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class II shares of PSF Natural Resources Portfolio (the “Portfolio”)
for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class II	$46	0.90%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 562,420,930
Number of portfolio holdings	93
Portfolio turnover rate for the period	10%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Classification	% of Net Assets
United States (8.0% represents investments purchased with collateral from securities on loan)	78.9%
Canada	12.7%
France	4.6%
Australia	2.8%
Norway	1.7%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Classification	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

NATRE_SAR CL II

The Prudential Series Fund
PSF Natural Resources Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF Natural Resources Portfolio (the “Portfolio”)
for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio— Class III	$39	0.75%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth
in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 562,420,930
Number of portfolio holdings	93
Portfolio turnover rate for the period	10%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Classification	% of Net Assets
United States (8.0% represents investments purchased with collateral from securities on loan)	78.9%
Canada	12.7%
France	4.6%
Australia	2.8%
Norway	1.7%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Classification	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF03_SAR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$29	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses
set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 2,631,651,899
Number of portfolio holdings	1,769
Portfolio turnover rate for the period	33%

WHAT ARE SOME CHARACTERISTICS OF
THE
PORTFOLIO’S HOLDINGS AS OF 6/30/
2024
?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	12.7%
U.S. Government Agency Obligations	11.1%
Collateralized Loan Obligations	6.1%
Semiconductors & Semiconductor Equipment	6.1%
Software	5.7%
Banks	5.3%
Commercial Mortgage-Backed Securities	5.2%
Technology Hardware, Storage & Peripherals	3.6%
Interactive Media & Services	3.3%
Automobiles	2.8%
Pharmaceuticals	2.2%
Broadline Retail	1.9%
Financial Services	1.9%
Oil, Gas & Consumable Fuels	1.7%
Capital Markets	1.4%
Insurance	1.2%
Health Care Providers & Services	1.2%
Health Care Equipment & Supplies	1.2%
Electric	1.1%
Aerospace & Defense	1.1%
Biotechnology	1.0%
Consumer Staples Distribution & Retail	0.9%
Hotels, Restaurants & Leisure	0.9%
U.S. Treasury Obligations	0.9%
Specialty Retail	0.9%
Pipelines	0.9%
Residential Mortgage-Backed Securities	0.8%
Machinery	0.8%
Chemicals	0.8%
Electric Utilities	0.7%
Beverages	0.7%
Telecommunications	0.7%
Entertainment	0.7%
Media	0.6%
Household Products	0.6%
Life Sciences Tools & Services	0.6%
Real Estate Investment Trusts (REITs)	0.5%
IT Services	0.5%
Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	0.5%
Ground Transportation	0.5%
Specialized REITs	0.5%
Communications Equipment	0.4%
Oil & Gas	0.4%
Food Products	0.4%
Electrical Equipment	0.4%
Agriculture	0.4%
Municipal Bonds	0.3%
Diversified Telecommunication Services	0.3%
Healthcare-Services	0.3%
Professional Services	0.3%
Multi-Utilities	0.3%
Consumer Loans	0.3%
Electronic Equipment, Instruments & Components	0.3%
Commercial Services & Supplies	0.3%
Sovereign Bonds	0.3%
Auto Manufacturers	0.3%
Diversified Financial Services	0.3%
Tobacco	0.3%
Consumer Finance	0.3%
Building Products	0.2%
Credit Cards	0.2%
Retail	0.2%
Industrial Conglomerates	0.2%
Metals & Mining	0.2%
Air Freight & Logistics	0.2%
Foods	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Packaging & Containers	0.2%
Household Durables	0.2%
Student Loans	0.2%
Commercial Services	0.2%
Residential REITs	0.1%
Energy Equipment & Services	0.1%
Retail REITs	0.1%
Gas	0.1%
Trading Companies & Distributors	0.1%
Airlines	0.1%
Health Care REITs	0.1%

Industry Classification	% of Net Assets
Semiconductors	0.1%
Miscellaneous Manufacturing	0.1%
Industrial REITs	0.1%
Equipment	0.1%
Home Equity Loans	0.1%
Containers & Packaging	0.1%
Trucking & Leasing	0.1%
Wireless Telecommunication Services	0.1%
Mining	0.1%
Passenger Airlines	0.1%
Construction Materials	0.1%
Engineering & Construction	0.1%
Personal Care Products	0.1%
Transportation	0.1%
Real Estate Management & Development	0.1%
Office/Business Equipment	0.1%
Construction & Engineering	0.0%*
Distributors	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Multi-National	0.0%*
Automobile Components	0.0%*
Home Builders	0.0%*
Industry Classification	% of Net Assets
Water Utilities	0.0%*
Building Materials	0.0%*
Asset Management & Custody Banks	0.0%*
Gas Utilities	0.0%*
Diversified Banks	0.0%*
Other	0.0%*
Apparel	0.0%*
Healthcare-Products	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
Forest Products & Paper	0.0%*
Marine Transportation	0.0%*
Distribution/Wholesale	0.0%*
Transportation Infrastructure	0.0%*
Diversified REITs	0.0%*
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
* Less than
0.05
%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this informati on
by contacting us at (800) 346-
3778
.

CONSV_SAR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$42	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 2,631,651,899
Number of portfolio holdings	1,769
Portfolio turnover rate for the period	33%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	12.7%
U.S. Government Agency Obligations	11.1%
Collateralized Loan Obligations	6.1%
Semiconductors & Semiconductor Equipment	6.1%
Software	5.7%
Banks	5.3%
Commercial Mortgage-Backed Securities	5.2%
Technology Hardware, Storage & Peripherals	3.6%
Interactive Media & Services	3.3%
Automobiles	2.8%
Pharmaceuticals	2.2%
Broadline Retail	1.9%
Financial Services	1.9%
Oil, Gas & Consumable Fuels	1.7%
Capital Markets	1.4%
Insurance	1.2%
Health Care Providers & Services	1.2%
Health Care Equipment & Supplies	1.2%
Electric	1.1%
Aerospace & Defense	1.1%
Biotechnology	1.0%
Consumer Staples Distribution & Retail	0.9%
Hotels, Restaurants & Leisure	0.9%
U.S. Treasury Obligations	0.9%
Specialty Retail	0.9%
Pipelines	0.9%
Residential Mortgage-Backed Securities	0.8%
Machinery	0.8%
Chemicals	0.8%
Electric Utilities	0.7%
Beverages	0.7%
Telecommunications	0.7%
Entertainment	0.7%
Media	0.6%
Household Products	0.6%
Life Sciences Tools & Services	0.6%
Real Estate Investment Trusts (REITs)	0.5%
IT Services	0.5%
Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	0.5%
Ground Transportation	0.5%
Specialized REITs	0.5%
Communications Equipment	0.4%
Oil & Gas	0.4%
Food Products	0.4%
Electrical Equipment	0.4%
Agriculture	0.4%
Municipal Bonds	0.3%
Diversified Telecommunication Services	0.3%
Healthcare-Services	0.3%
Professional Services	0.3%
Multi-Utilities	0.3%
Consumer Loans	0.3%
Electronic Equipment, Instruments & Components	0.3%
Commercial Services & Supplies	0.3%
Sovereign Bonds	0.3%
Auto Manufacturers	0.3%
Diversified Financial Services	0.3%
Tobacco	0.3%
Consumer Finance	0.3%
Building Products	0.2%
Credit Cards	0.2%
Retail	0.2%
Industrial Conglomerates	0.2%
Metals & Mining	0.2%
Air Freight & Logistics	0.2%
Foods	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Packaging & Containers	0.2%
Household Durables	0.2%
Student Loans	0.2%
Commercial Services	0.2%
Residential REITs	0.1%
Energy Equipment & Services	0.1%
Retail REITs	0.1%
Gas	0.1%
Trading Companies & Distributors	0.1%
Airlines	0.1%
Health Care REITs	0.1%

Industry Classification	% of Net Assets
Semiconductors	0.1%
Miscellaneous Manufacturing	0.1%
Industrial REITs	0.1%
Equipment	0.1%
Home Equity Loans	0.1%
Containers & Packaging	0.1%
Trucking & Leasing	0.1%
Wireless Telecommunication Services	0.1%
Mining	0.1%
Passenger Airlines	0.1%
Construction Materials	0.1%
Engineering & Construction	0.1%
Personal Care Products	0.1%
Transportation	0.1%
Real Estate Management & Development	0.1%
Office/Business Equipment	0.1%
Construction & Engineering	0.0%*
Distributors	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Multi-National	0.0%*
Automobile Components	0.0%*
Home Builders	0.0%*
Industry Classification	% of Net Assets
Water Utilities	0.0%*
Building Materials	0.0%*
Asset Management & Custody Banks	0.0%*
Gas Utilities	0.0%*
Diversified Banks	0.0%*
Other	0.0%*
Apparel	0.0%*
Healthcare-Products	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
Forest Products & Paper	0.0%*
Marine Transportation	0.0%*
Distribution/Wholesale	0.0%*
Transportation Infrastructure	0.0%*
Diversified REITs	0.0%*
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
* Less than
0.05
%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.
com
/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at
(800
) 346-3778.

PSF04_SAR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$32	0.61%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT
ARE
SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 4,926,888,036
Number of portfolio holdings	1,782
Portfolio turnover rate for the period	63%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO
’S
HOLDINGS AS OF
6
/30/2024?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.5%
Semiconductors & Semiconductor Equipment	7.5%
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	6.7%
Collateralized Loan Obligations	5.4%
Banks	5.3%
Technology Hardware, Storage & Peripherals	4.4%
Commercial Mortgage-Backed Securities	4.2%
Interactive Media & Services	4.2%
Pharmaceuticals	2.9%
Automobiles	2.7%
Broadline Retail	2.5%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.1%
Capital Markets	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.5%
Aerospace & Defense	1.4%
Health Care Providers & Services	1.4%
Consumer Staples Distribution & Retail	1.2%
Specialty Retail	1.1%
Biotechnology	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Beverages	0.9%
Machinery	0.9%
Entertainment	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Electric Utilities	0.8%
Pipelines	0.8%
U.S. Treasury Obligations	0.8%
Household Products	0.7%
Residential Mortgage-Backed Securities	0.7%
IT Services	0.6%
Telecommunications	0.6%
Ground Transportation	0.6%
Specialized REITs	0.5%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
Electrical Equipment	0.5%
Media	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Auto Manufacturers	0.5%
Multi-Utilities	0.4%
Communications Equipment	0.4%
Agriculture	0.4%
Professional Services	0.4%
Food Products	0.4%
Industrial Conglomerates	0.4%
Air Freight & Logistics	0.4%
Electronic Equipment, Instruments & Components	0.3%
Oil & Gas	0.3%
Healthcare-Services	0.3%
Building Products	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Consumer Loans	0.3%
Diversified Financial Services	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.2%
Commercial Services & Supplies	0.2%
Consumer Finance	0.2%
Construction Materials	0.2%
Metals & Mining	0.2%
Municipal Bonds	0.2%
Sovereign Bonds	0.2%
Tobacco	0.2%
Commercial Services	0.2%
Credit Cards	0.2%
Industrial REITs	0.2%
Household Durables	0.2%
Packaging & Containers	0.1%
Mining	0.1%
Student Loans	0.1%
Retail	0.1%
Foods	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Home Equity Loans	0.1%

Industry Classification	% of Net Assets
Equipment	0.1%
Real Estate Management & Development	0.1%
Semiconductors	0.1%
Airlines	0.1%
Gas	0.1%
Engineering & Construction	0.1%
Wireless Telecommunication Services	0.1%
Retail REITs	0.1%
Office/Business Equipment	0.0%*
Transportation	0.0%*
Trading Companies & Distributors	0.0%*
Health Care REITs	0.0%*
Automobile Components	0.0%*
Building Materials	0.0%*
Marine Transportation	0.0%*
Multi-National	0.0%*
Miscellaneous Manufacturing	0.0%*
Containers & Packaging	0.0%*
Home Builders	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Other	0.0%*
Diversified Banks	0.0%*
Healthcare-Products	0.0%*
Industry Classification	% of Net Assets
Apparel	0.0%*
Construction & Engineering	0.0%*
Personal Care Products	0.0%*
Gas Utilities	0.0%*
Unaffiliated Exchange-Traded Funds	0.0%*
Distribution/Wholesale	0.0%*
Passenger Airlines	0.0%*
Machinery-Diversified	0.0%*
Computers	0.0%*
Leisure Products	0.0%*
Environmental Control	0.0%*
Transportation Infrastructure	0.0%*
Paper & Forest Products	0.0%*
Diversified REITs	0.0%*
Iron/Steel	0.0%*
Internet	0.0%*
Automobile Manufacturers	0.0%*
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

FLXMG_SAR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$45	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 4,926,888,036
Number of portfolio holdings	1,782
Portfolio turnover rate for the period	63%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.5%
Semiconductors & Semiconductor Equipment	7.5%
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	6.7%
Collateralized Loan Obligations	5.4%
Banks	5.3%
Technology Hardware, Storage & Peripherals	4.4%
Commercial Mortgage-Backed Securities	4.2%
Interactive Media & Services	4.2%
Pharmaceuticals	2.9%
Automobiles	2.7%
Broadline Retail	2.5%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.1%
Capital Markets	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.5%
Aerospace & Defense	1.4%
Health Care Providers & Services	1.4%
Consumer Staples Distribution & Retail	1.2%
Specialty Retail	1.1%
Biotechnology	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Beverages	0.9%
Machinery	0.9%
Entertainment	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Electric Utilities	0.8%
Pipelines	0.8%
U.S. Treasury Obligations	0.8%
Household Products	0.7%
Residential Mortgage-Backed Securities	0.7%
IT Services	0.6%
Telecommunications	0.6%
Ground Transportation	0.6%
Specialized REITs	0.5%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
Electrical Equipment	0.5%
Media	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Auto Manufacturers	0.5%
Multi-Utilities	0.4%
Communications Equipment	0.4%
Agriculture	0.4%
Professional Services	0.4%
Food Products	0.4%
Industrial Conglomerates	0.4%
Air Freight & Logistics	0.4%
Electronic Equipment, Instruments & Components	0.3%
Oil & Gas	0.3%
Healthcare-Services	0.3%
Building Products	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Consumer Loans	0.3%
Diversified Financial Services	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.2%
Commercial Services & Supplies	0.2%
Consumer Finance	0.2%
Construction Materials	0.2%
Metals & Mining	0.2%
Municipal Bonds	0.2%
Sovereign Bonds	0.2%
Tobacco	0.2%
Commercial Services	0.2%
Credit Cards	0.2%
Industrial REITs	0.2%
Household Durables	0.2%
Packaging & Containers	0.1%
Mining	0.1%
Student Loans	0.1%
Retail	0.1%
Foods	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Home Equity Loans	0.1%

Industry Classification	% of Net Assets
Equipment	0.1%
Real Estate Management & Development	0.1%
Semiconductors	0.1%
Airlines	0.1%
Gas	0.1%
Engineering & Construction	0.1%
Wireless Telecommunication Services	0.1%
Retail REITs	0.1%
Office/Business Equipment	0.0%*
Transportation	0.0%*
Trading Companies & Distributors	0.0%*
Health Care REITs	0.0%*
Automobile Components	0.0%*
Building Materials	0.0%*
Marine Transportation	0.0%*
Multi-National	0.0%*
Miscellaneous Manufacturing	0.0%*
Containers & Packaging	0.0%*
Home Builders	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Other	0.0%*
Diversified Banks	0.0%*
Healthcare-Products	0.0%*
Industry Classification	% of Net Assets
Apparel	0.0%*
Construction & Engineering	0.0%*
Personal Care Products	0.0%*
Gas Utilities	0.0%*
Unaffiliated Exchange-Traded Funds	0.0%*
Distribution/Wholesale	0.0%*
Passenger Airlines	0.0%*
Machinery-Diversified	0.0%*
Computers	0.0%*
Leisure Products	0.0%*
Environmental Control	0.0%*
Transportation Infrastructure	0.0%*
Paper & Forest Products	0.0%*
Diversified REITs	0.0%*
Iron/Steel	0.0%*
Internet	0.0%*
Automobile Manufacturers	0.0%*
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and
prox
y voting information.
Yo
u can also request this information by contacting us at (800) 346-3778.

PSF05_SAR

The Prudential Series Fund
PSF PGIM Government Income Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Government Income Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class I	$27	0.54%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLI
O STATISTICS A
S OF 6/30/2024?

Portfolio’s net assets	$ 152,261,525
Number of portfolio holdings	346
Portfolio turnover rate for the period	42%

WHAT ARE SOME CHARACTERISTICS OF TH
E PORTFOLIO
’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	14.2
AA	83.9
Cash/Cash Equivalents	1.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

GVINC_SAR

The Prudential Series Fund
PSF PGIM Government Income Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Income Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class III	$39	0.79%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 152,261,525
Number of portfolio holdings	346
Portfolio turnover rate for the period	42%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	14.2
AA	83.9
Cash/Cash Equivalents	1.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF06_SAR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class I	$16	0.32%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,302,234,895
Number of portfolio holdings	70
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	58.7%
U.S. Government Agency Obligations	25.6%
U.S. Treasury Obligations	15.7%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than
0.05
%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MMRKT_SAR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class III	$29	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,302,234,895
Number of portfolio holdings	70
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	58.7%
U.S. Government Agency Obligations	25.6%
U.S. Treasury Obligations	15.7%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MRKT3_SAR

The Prudential Series Fund
PSF PGIM High Yield Bond
Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$29	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 534,696,945
Number of portfolio holdings	693
Portfolio turnover rate for the period	20%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/
2024
?

Credit Quality	% of Total Investments
AAA	1.5
AA	5.8
A	0.2
BBB	3.3
BB	31.6
B	36.2
CCC and Below	15.2
NR	4.5
Cash/Cash Equivalents	1.7
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

HYLDB_SAR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$41	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 534,696,945
Number of portfolio holdings	693
Portfolio turnover rate for the period	20%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	1.5
AA	5.8
A	0.2
BBB	3.3
BB	31.6
B	36.2
CCC and Below	15.2
NR	4.5
Cash/Cash Equivalents	1.7
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF07_SAR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$25	0.46%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 6,477,747,075
Number of portfolio holdings	89
Portfolio turnover rate for the period	53%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.1%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.6%
Insurance	6.1%
Banks	5.3%
Broadline Retail	5.2%
Oil, Gas & Consumable Fuels	4.5%
Pharmaceuticals	4.1%
Machinery	3.7%
Financial Services	3.1%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.2%
Entertainment	2.1%
Biotechnology	1.9%
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.9%
Consumer Staples Distribution & Retail	1.7%
Electrical Equipment	1.7%
Specialty Retail	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Beverages	1.4%
Communications Equipment	1.2%
Diversified Telecommunication Services	1.1%
Household Durables	0.8%
IT Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Passenger Airlines	0.7%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Consumer Finance	0.5%
Multi-Utilities	0.5%
Health Care REITs	0.5%
Construction Materials	0.5%
Food Products	0.5%
Building Products	0.4%
Marine Transportation	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
Commercial Services & Supplies	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.3%
Automobiles	0.3%
Electronic Equipment, Instruments & Components	0.3%
Containers & Packaging	0.3%
Trading Companies & Distributors	0.3%
Construction & Engineering	0.2%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_SAR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$47	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$6,477,747,075
Number of portfolio holdings	89
Portfolio turnover rate for the period	53%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.1%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.6%
Insurance	6.1%
Banks	5.3%
Broadline Retail	5.2%
Oil, Gas & Consumable Fuels	4.5%
Pharmaceuticals	4.1%
Machinery	3.7%
Financial Services	3.1%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.2%
Entertainment	2.1%
Biotechnology	1.9%
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.9%
Consumer Staples Distribution & Retail	1.7%
Electrical Equipment	1.7%
Specialty Retail	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Beverages	1.4%
Communications Equipment	1.2%
Diversified Telecommunication Services	1.1%
Household Durables	0.8%
IT Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Passenger Airlines	0.7%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Consumer Finance	0.5%
Multi-Utilities	0.5%
Health Care REITs	0.5%
Construction Materials	0.5%
Food Products	0.5%
Building Products	0.4%
Marine Transportation	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
Commercial Services & Supplies	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.3%
Automobiles	0.3%
Electronic Equipment, Instruments & Components	0.3%
Containers & Packaging	0.3%
Trading Companies & Distributors	0.3%
Construction & Engineering	0.2%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$39	0.71%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 6,477,747,075
Number of portfolio holdings	89
Portfolio turnover rate for the period	53%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.1%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.6%
Insurance	6.1%
Banks	5.3%
Broadline Retail	5.2%
Oil, Gas & Consumable Fuels	4.5%
Pharmaceuticals	4.1%
Machinery	3.7%
Financial Services	3.1%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.2%
Entertainment	2.1%
Biotechnology	1.9%
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.9%
Consumer Staples Distribution & Retail	1.7%
Electrical Equipment	1.7%
Specialty Retail	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Beverages	1.4%
Communications Equipment	1.2%
Diversified Telecommunication Services	1.1%
Household Durables	0.8%
IT Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Passenger Airlines	0.7%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Consumer Finance	0.5%
Multi-Utilities	0.5%
Health Care REITs	0.5%
Construction Materials	0.5%
Food Products	0.5%
Building Products	0.4%
Marine Transportation	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
Commercial Services & Supplies	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.3%
Automobiles	0.3%
Electronic Equipment, Instruments & Components	0.3%
Containers & Packaging	0.3%
Trading Companies & Distributors	0.3%
Construction & Engineering	0.2%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF08_SAR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$34	0.61%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 3,630,544,607
Number of portfolio holdings	54
Portfolio turnover rate for the period	17%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.2%
Software	15.5%
Broadline Retail	9.5%
Interactive Media & Services	8.9%
Pharmaceuticals	7.9%
Technology Hardware, Storage & Peripherals	5.2%
Financial Services	4.7%
Entertainment	4.5%
Hotels, Restaurants & Leisure	3.4%
Specialty Retail	2.7%
Consumer Staples Distribution & Retail	2.0%
Capital Markets	1.9%
Automobiles	1.8%
Aerospace & Defense	1.7%
Biotechnology	1.6%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Ground Transportation	1.3%
Media	1.2%
IT Services	1.1%
Electrical Equipment	0.9%
Personal Care Products	0.7%
Insurance	0.7%
Affiliated Mutual Funds	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Banks	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_SAR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$55	1.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 3,630,544,607
Number of portfolio holdings	54
Portfolio turnover rate for the period	17%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.2%
Software	15.5%
Broadline Retail	9.5%
Interactive Media & Services	8.9%
Pharmaceuticals	7.9%
Technology Hardware, Storage & Peripherals	5.2%
Financial Services	4.7%
Entertainment	4.5%
Hotels, Restaurants & Leisure	3.4%
Specialty Retail	2.7%
Consumer Staples Distribution & Retail	2.0%
Capital Markets	1.9%
Automobiles	1.8%
Aerospace & Defense	1.7%
Biotechnology	1.6%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Ground Transportation	1.3%
Media	1.2%
IT Services	1.1%
Electrical Equipment	0.9%
Personal Care Products	0.7%
Insurance	0.7%
Affiliated Mutual Funds	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Banks	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$47	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 3,630,544,607
Number of portfolio holdings	54
Portfolio turnover rate for the period	17%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.2%
Software	15.5%
Broadline Retail	9.5%
Interactive Media & Services	8.9%
Pharmaceuticals	7.9%
Technology Hardware, Storage & Peripherals	5.2%
Financial Services	4.7%
Entertainment	4.5%
Hotels, Restaurants & Leisure	3.4%
Specialty Retail	2.7%
Consumer Staples Distribution & Retail	2.0%
Capital Markets	1.9%
Automobiles	1.8%
Aerospace & Defense	1.7%
Biotechnology	1.6%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Ground Transportation	1.3%
Media	1.2%
IT Services	1.1%
Electrical Equipment	0.9%
Personal Care Products	0.7%
Insurance	0.7%
Affiliated Mutual Funds	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Banks	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (8
00
) 346-3778.

PSF10_SAR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$22	0.42%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,683,692,418
Number of portfolio holdings	60
Portfolio turnover rate for the period	8%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.4%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.7%
Pharmaceuticals	5.0%
Semiconductors & Semiconductor Equipment	4.8%
Software	4.7%
Aerospace & Defense	4.5%
Capital Markets	4.4%
Machinery	3.9%
Biotechnology	3.6%
Multi-Utilities	3.5%
Chemicals	3.3%
Interactive Media & Services	2.9%
Consumer Staples Distribution & Retail	2.8%
Technology Hardware, Storage & Peripherals	2.5%
Health Care Providers & Services	2.4%
Health Care REITs	2.1%
Industry Classification	% of Net Assets
Automobiles	1.9%
Communications Equipment	1.7%
Household Products	1.7%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.4%
Beverages	1.3%
Specialized REITs	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.2%
Ground Transportation	1.1%
Specialty Retail	1.0%
Passenger Airlines	0.9%
Food Products	0.9%
Automobile Components	0.7%
Entertainment	0.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_SAR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$43	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,683,692,418
Number of portfolio holdings	60
Portfolio turnover rate for the period	8%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.4%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.7%
Pharmaceuticals	5.0%
Semiconductors & Semiconductor Equipment	4.8%
Software	4.7%
Aerospace & Defense	4.5%
Capital Markets	4.4%
Machinery	3.9%
Biotechnology	3.6%
Multi-Utilities	3.5%
Chemicals	3.3%
Interactive Media & Services	2.9%
Consumer Staples Distribution & Retail	2.8%
Technology Hardware, Storage & Peripherals	2.5%
Health Care Providers & Services	2.4%
Health Care REITs	2.1%
Industry Classification	% of Net Assets
Automobiles	1.9%
Communications Equipment	1.7%
Household Products	1.7%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.4%
Beverages	1.3%
Specialized REITs	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.2%
Ground Transportation	1.1%
Specialty Retail	1.0%
Passenger Airlines	0.9%
Food Products	0.9%
Automobile Components	0.7%
Entertainment	0.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$35	0.67%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,683,692,418
Number of portfolio holdings	60
Portfolio turnover rate for the period	8%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.4%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.7%
Pharmaceuticals	5.0%
Semiconductors & Semiconductor Equipment	4.8%
Software	4.7%
Aerospace & Defense	4.5%
Capital Markets	4.4%
Machinery	3.9%
Biotechnology	3.6%
Multi-Utilities	3.5%
Chemicals	3.3%
Interactive Media & Services	2.9%
Consumer Staples Distribution & Retail	2.8%
Technology Hardware, Storage & Peripherals	2.5%
Health Care Providers & Services	2.4%
Health Care REITs	2.1%
Industry Classification	% of Net Assets
Automobiles	1.9%
Communications Equipment	1.7%
Household Products	1.7%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.4%
Beverages	1.3%
Specialized REITs	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.2%
Ground Transportation	1.1%
Specialty Retail	1.0%
Passenger Airlines	0.9%
Food Products	0.9%
Automobile Components	0.7%
Entertainment	0.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF11_SAR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$21	0.43%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3
0/2
024?

Portfolio’s net assets	$ 1,715,637,002
Number of portfolio holdings	1,692
Portfolio turnover rate for the period	63%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	29.4
AA	30.2
A	11.7
BBB	17.5
BB	5.7
B	3.9
CCC and Below	1.1
NR	2.7
Cash/Cash Equivalents	-2.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

DIVBD_SAR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$34	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,715,637,002
Number of portfolio holdings	1,692
Portfolio turnover rate for the period	63%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	29.4
AA	30.2
A	11.7
BBB	17.5
BB	5.7
B	3.9
CCC and Below	1.1
NR	2.7
Cash/Cash Equivalents	-2.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF12_SAR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$19	0.38%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,181,609,955
Number of portfolio holdings	607
Portfolio turnover rate for the period	11%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S H
O
LDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (23.8% represents investments purchased with collateral from securities on loan)	24.3%
Banks	9.1%
Machinery	4.7%
Specialty Retail	4.6%
Electronic Equipment, Instruments & Components	4.2%
Software	3.9%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	3.0%
Household Durables	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Oil, Gas & Consumable Fuels	2.7%
Energy Equipment & Services	2.5%
Metals & Mining	2.5%
Financial Services	2.5%
Capital Markets	2.4%
Chemicals	2.3%
Insurance	2.3%
Commercial Services & Supplies	2.1%
Hotels, Restaurants & Leisure	2.0%
Building Products	1.8%
Pharmaceuticals	1.8%
Retail REITs	1.7%
Biotechnology	1.7%
Professional Services	1.5%
Trading Companies & Distributors	1.5%
Automobile Components	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Mortgage Real Estate Investment Trusts (REITs)	1.3%
Aerospace & Defense	1.3%
Food Products	1.2%
Construction & Engineering	1.2%
Interactive Media & Services	1.1%
Office REITs	1.0%
Diversified Consumer Services	1.0%
Hotel & Resort REITs	1.0%
Passenger Airlines	1.0%
Ground Transportation	0.8%
Communications Equipment	0.8%
Industry Classification	% of Net Assets
Consumer Finance	0.8%
Electrical Equipment	0.8%
Diversified REITs	0.8%
Consumer Staples Distribution & Retail	0.7%
Health Care REITs	0.7%
Media	0.7%
Water Utilities	0.7%
IT Services	0.7%
Containers & Packaging	0.6%
Household Products	0.6%
Real Estate Management & Development	0.6%
Electric Utilities	0.5%
Specialized REITs	0.5%
Industrial REITs	0.5%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Personal Care Products	0.4%
Leisure Products	0.4%
Residential REITs	0.4%
Marine Transportation	0.4%
Health Care Technology	0.3%
Life Sciences Tools & Services	0.3%
Diversified Telecommunication Services	0.3%
Gas Utilities	0.3%
Paper & Forest Products	0.3%
Multi-Utilities	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Logistics	0.3%
Independent Power & Renewable Electricity Producers	0.2%
Tobacco	0.2%
Broadline Retail	0.2%
Beverages	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Automobiles	0.1%
U.S. Treasury Obligations	0.0%*
123.8%
Liabilities in excess of other assets	(23.8)%
100.0%

* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

SMCAP_SAR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$31	0.63%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,181,609,955
Number of portfolio holdings	607
Portfolio turnover rate for the period	11%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (23.8% represents investments purchased with collateral from securities on loan)	24.3%
Banks	9.1%
Machinery	4.7%
Specialty Retail	4.6%
Electronic Equipment, Instruments & Components	4.2%
Software	3.9%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	3.0%
Household Durables	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Oil, Gas & Consumable Fuels	2.7%
Energy Equipment & Services	2.5%
Metals & Mining	2.5%
Financial Services	2.5%
Capital Markets	2.4%
Chemicals	2.3%
Insurance	2.3%
Commercial Services & Supplies	2.1%
Hotels, Restaurants & Leisure	2.0%
Building Products	1.8%
Pharmaceuticals	1.8%
Retail REITs	1.7%
Biotechnology	1.7%
Professional Services	1.5%
Trading Companies & Distributors	1.5%
Automobile Components	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Mortgage Real Estate Investment Trusts (REITs)	1.3%
Aerospace & Defense	1.3%
Food Products	1.2%
Construction & Engineering	1.2%
Interactive Media & Services	1.1%
Office REITs	1.0%
Diversified Consumer Services	1.0%
Hotel & Resort REITs	1.0%
Passenger Airlines	1.0%
Ground Transportation	0.8%
Communications Equipment	0.8%
Industry Classification	% of Net Assets
Consumer Finance	0.8%
Electrical Equipment	0.8%
Diversified REITs	0.8%
Consumer Staples Distribution & Retail	0.7%
Health Care REITs	0.7%
Media	0.7%
Water Utilities	0.7%
IT Services	0.7%
Containers & Packaging	0.6%
Household Products	0.6%
Real Estate Management & Development	0.6%
Electric Utilities	0.5%
Specialized REITs	0.5%
Industrial REITs	0.5%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Personal Care Products	0.4%
Leisure Products	0.4%
Residential REITs	0.4%
Marine Transportation	0.4%
Health Care Technology	0.3%
Life Sciences Tools & Services	0.3%
Diversified Telecommunication Services	0.3%
Gas Utilities	0.3%
Paper & Forest Products	0.3%
Multi-Utilities	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Logistics	0.3%
Independent Power & Renewable Electricity Producers	0.2%
Tobacco	0.2%
Broadline Retail	0.2%
Beverages	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Automobiles	0.1%
U.S. Treasury Obligations	0.0%*
123.8%
Liabilities in excess of other assets	(23.8)%
100.0%

* Less than
0.05
%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF13_SAR

The Prudential Series Fund
PSF Stock Index Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$16	0.29%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. S ee
your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 8,500,761,067
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.6%
Software	10.6%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	6.5%
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	4.8%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.1%
Capital Markets	2.7%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.0%
Biotechnology	1.8%
Hotels, Restaurants & Leisure	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Aerospace & Defense	1.8%
Machinery	1.6%
Electric Utilities	1.4%
Chemicals	1.4%
Automobiles	1.4%
Beverages	1.3%
Unaffiliated Exchange-Traded Funds	1.2%
Life Sciences Tools & Services	1.2%
Entertainment	1.2%
Household Products	1.2%
IT Services	1.0%
Ground Transportation	1.0%
Specialized REITs	0.9%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Professional Services	0.6%
Multi-Utilities	0.6%
Electronic Equipment, Instruments & Components	0.6%
Industry Classification	% of Net Assets
Commercial Services & Supplies	0.6%
Media	0.5%
Tobacco	0.5%
Consumer Finance	0.5%
Building Products	0.5%
Air Freight & Logistics	0.4%
Industrial Conglomerates	0.4%
Metals & Mining	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Household Durables	0.3%
Energy Equipment & Services	0.3%
Residential REITs	0.3%
Retail REITs	0.3%
Trading Companies & Distributors	0.3%
Health Care REITs	0.2%
Industrial REITs	0.2%
Containers & Packaging	0.2%
Wireless Telecommunication Services	0.2%
Passenger Airlines	0.2%
Construction Materials	0.1%
Personal Care Products	0.1%
Real Estate Management & Development	0.1%
Distributors	0.1%
Independent Power & Renewable Electricity Producers	0.1%
U.S. Treasury Obligations	0.1%
Construction & Engineering	0.1%
Automobile Components	0.1%
Water Utilities	0.1%
Gas Utilities	0.0%*
Hotel & Resort REITs	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

STIND_SAR

The Prudential Series Fund
PSF Stock Index Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$29	0.54%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 8,500,761,067
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS
A
S OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.6%
Software	10.6%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	6.5%
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	4.8%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.1%
Capital Markets	2.7%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.0%
Biotechnology	1.8%
Hotels, Restaurants & Leisure	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Aerospace & Defense	1.8%
Machinery	1.6%
Electric Utilities	1.4%
Chemicals	1.4%
Automobiles	1.4%
Beverages	1.3%
Unaffiliated Exchange-Traded Funds	1.2%
Life Sciences Tools & Services	1.2%
Entertainment	1.2%
Household Products	1.2%
IT Services	1.0%
Ground Transportation	1.0%
Specialized REITs	0.9%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Professional Services	0.6%
Multi-Utilities	0.6%
Electronic Equipment, Instruments & Components	0.6%
Industry Classification	% of Net Assets
Commercial Services & Supplies	0.6%
Media	0.5%
Tobacco	0.5%
Consumer Finance	0.5%
Building Products	0.5%
Air Freight & Logistics	0.4%
Industrial Conglomerates	0.4%
Metals & Mining	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Household Durables	0.3%
Energy Equipment & Services	0.3%
Residential REITs	0.3%
Retail REITs	0.3%
Trading Companies & Distributors	0.3%
Health Care REITs	0.2%
Industrial REITs	0.2%
Containers & Packaging	0.2%
Wireless Telecommunication Services	0.2%
Passenger Airlines	0.2%
Construction Materials	0.1%
Personal Care Products	0.1%
Real Estate Management & Development	0.1%
Distributors	0.1%
Independent Power & Renewable Electricity Producers	0.1%
U.S. Treasury Obligations	0.1%
Construction & Engineering	0.1%
Automobile Components	0.1%
Water Utilities	0.1%
Gas Utilities	0.0%*
Hotel & Resort REITs	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than
0.05
%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF14_SAR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

The Prudential Series Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2024

PSF Global Portfolio

PSF Mid-Cap Growth Portfolio

PSF Natural Resources Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Income Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Stock Index Portfolio

Prudential Series Table of Contents	Financial Statements and Other Information	June 30, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	PSF Global Portfolio	A2
	PSF Mid-Cap Growth Portfolio	A11
	PSF Natural Resources Portfolio	A18
	PSF PGIM 50/50 Balanced Portfolio	A25
	PSF PGIM Flexible Managed Portfolio	A63
	PSF PGIM Government Income Portfolio	A104
	PSF PGIM Government Money Market Portfolio	A113
	PSF PGIM High Yield Bond Portfolio	A119
	PSF PGIM Jennison Blend Portfolio	A143
	PSF PGIM Jennison Growth Portfolio	A150
	PSF PGIM Jennison Value Portfolio	A156
	PSF PGIM Total Return Bond Portfolio	A163
	PSF Small-Cap Stock Index Portfolio	A207
	PSF Stock Index Portfolio	A221

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD Canadian Dollar

EUR Euro

GBP British Pound

USD US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FFCSB — Federal Farm Credit System Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

SCB — Standard Chartered Bank

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

UBS — UBS Securities LLC

UMBS — Uniform Mortgage-Backed Securities

USOIS — United States Overnight Index Swap

XAMS — Amsterdam Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 98.1%
Australia — 0.8%
ANZ Group Holdings Ltd.	29,400	$552,359
Bank of Queensland Ltd.	119,900	463,117
Beach Energy Ltd.	204,500	202,195
Elders Ltd.	80,100	434,454
Harvey Norman Holdings Ltd.	155,200	429,644
JB Hi-Fi Ltd.	11,000	446,950
McMillan Shakespeare Ltd.	39,500	462,113
Metcash Ltd.	195,600	460,290
New Hope Corp. Ltd.	162,800	527,293
Perenti Ltd.	432,300	287,681
Qantas Airways Ltd.*	127,000	494,249
QBE Insurance Group Ltd.	34,550	398,832
Rio Tinto Ltd.	12,400	982,227
Stockland, REIT.	141,600	392,200
Super Retail Group Ltd.	67,500	621,955

		7,155,559

Austria — 0.2%
BAWAG Group AG, 144A*	9,600	606,865
OMV AG	12,600	547,688
Wienerberger AG	13,800	457,468

		1,612,021

Belgium — 0.0%
Bekaert SA	9,800	409,709

Brazil — 0.4%
Itau Unibanco Holding SA, ADR	182,781	1,067,441
MercadoLibre, Inc.*	1,330	2,185,722
Yara International ASA	13,700	394,806

		3,647,969

Canada — 1.3%
Canadian Pacific Kansas City Ltd.	22,231	1,750,247
Constellation Software, Inc.	641	1,846,968
Dollarama, Inc.	22,062	2,014,374
Intact Financial Corp.	10,544	1,757,346
Shopify, Inc. (Class A Stock)*(a)	19,454	1,284,937
Suncor Energy, Inc.	87,916	3,349,600

		12,003,472

China — 0.3%
Kingboard Holdings Ltd.	216,000	507,928
PDD Holdings, Inc., ADR*	8,663	1,151,746
Trip.com Group Ltd.*	25,050	1,185,513

		2,845,187

Denmark — 1.0%
D/S Norden A/S	11,300	492,614
Danske Bank A/S	44,800	1,336,206
DSV A/S	9,065	1,391,461
Jyske Bank A/S	9,500	756,808
Novo Nordisk A/S (Class B Stock)	34,610	4,952,167
Spar Nord Bank A/S	33,300	641,135

		9,570,391

Finland — 0.2%

Cargotec OYJ (Class B Stock)	7,200	578,486

	Shares	Value
COMMON STOCKS (continued)
Finland (cont’d.)
Nokia OYJ	134,300	$511,155
Nordea Bank Abp	42,700	509,010
Valmet OYJ	14,900	426,427

		2,025,078

France — 3.5%
Airbus SE	12,388	1,700,212
Arkema SA	4,500	392,145
AXA SA	17,100	560,388
BNP Paribas SA	15,000	959,282
Bouygues SA	19,500	626,815
Capgemini SE	7,741	1,537,653
Carrefour SA	28,100	398,184
Cie de Saint-Gobain SA	9,400	731,077
Cie Generale des Etablissements Michelin SCA	13,000	502,464
Coface SA	31,700	441,317
Credit Agricole SA	32,700	446,506
Dassault Systemes SE	26,132	982,589
Euroapi SA*	1	3
Ipsen SA	3,700	454,578
L’Oreal SA	3,959	1,742,615
LVMH Moet Hennessy Louis Vuitton SE	5,483	4,209,798
Nexity SA*	4,521	40,656
Orange SA	50,900	510,553
Rexel SA	23,700	613,085
Rubis SCA	22,100	622,601
Safran SA	10,076	2,123,602
Societe BIC SA	7,200	424,254
Societe Generale SA	18,200	427,902
Sopra Steria Group	3,200	622,279
Thales SA	7,429	1,188,404
TotalEnergies SE	55,531	3,718,010
TotalEnergies SE, ADR(a)	66,878	4,459,425
Verallia SA, 144A	12,200	443,938
Vinci SA	14,209	1,497,691

		32,378,026

Germany — 2.0%
Allianz SE	2,700	749,873
Aurubis AG	2,700	211,798
Bayer AG	16,000	451,008
Bayerische Motoren Werke AG	13,300	1,258,066
Bilfinger SE	10,700	562,697
Daimler Truck Holding AG	14,900	594,259
Deutsche Post AG	15,900	645,650
Fresenius SE & Co. KGaA*	18,600	555,662
Infineon Technologies AG	46,019	1,688,911
Mercedes-Benz Group AG	17,100	1,183,517
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,100	549,951
SAP SE	10,223	2,053,551
Siemens AG	33,864	6,302,952
Suedzucker AG	26,100	380,324
United Internet AG	21,200	457,985

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
Volkswagen AG	5,800	$694,979

		18,341,183

Hong Kong — 0.3%
PAX Global Technology Ltd.	615,000	460,781
Swire Pacific Ltd. (Class A Stock)	45,500	401,701
Tongda Group Holdings Ltd.*	8,180,000	91,030
WH Group Ltd., 144A	1,291,500	850,074
Yue Yuen Industrial Holdings Ltd.	296,500	571,216

		2,374,802

India — 0.7%
HDFC Bank Ltd., ADR(a)	38,011	2,445,248
ICICI Bank Ltd., ADR	47,894	1,379,826
Reliance Industries Ltd., 144A, GDR	41,506	3,092,259

		6,917,333

Indonesia — 0.0%
First Resources Ltd.	457,100	464,821

Ireland — 0.2%
Dalata Hotel Group PLC	86,000	366,533
Kingspan Group PLC	18,370	1,561,224

		1,927,757

Israel — 0.1%
Oil Refineries Ltd.	1,536,500	354,410
Teva Pharmaceutical Industries Ltd.*	13,480	219,315

		573,725

Italy — 0.7%
A2A SpA	279,600	555,058
Coca-Cola HBC AG*	27,800	946,151
Ferrari NV(a)	3,576	1,460,331
Leonardo SpA	33,400	773,838
Mediobanca Banca di Credito Finanziario SpA	33,200	485,983
Moncler SpA	20,383	1,250,373
Piaggio & C SpA	135,000	400,982
Pirelli & C SpA, 144A	79,700	473,611

		6,346,327

Japan — 5.4%
AGC, Inc.(a)	9,900	322,133
Bell System24 Holdings, Inc.	37,700	376,260
BIPROGY, Inc.	8,600	238,872
Brother Industries Ltd.	26,800	473,401
Central Glass Co. Ltd.	22,900	535,674
Chugai Pharmaceutical Co. Ltd.	36,100	1,285,461
Citizen Watch Co. Ltd.	72,300	484,578
Credit Saison Co. Ltd.	25,000	520,514
Dai-ichi Life Holdings, Inc.	20,000	535,597
Daiichi Sankyo Co. Ltd.	51,640	1,794,683
Daiwa House Industry Co. Ltd.	17,000	432,818
DCM Holdings Co. Ltd.	46,400	421,893
DTS Corp.	13,000	341,274
EDION Corp.	15,900	160,880
Ferrotec Holdings Corp.	21,700	374,798
Fuji Corp.	18,400	292,309

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Fuyo General Lease Co. Ltd.	5,500	$421,210
GungHo Online Entertainment, Inc.	22,600	381,037
Hanwa Co. Ltd.	10,600	407,011
Hazama Ando Corp.	600	4,356
Honda Motor Co. Ltd.	113,300	1,217,974
Hoya Corp.	23,500	2,748,075
Isuzu Motors Ltd.	43,600	579,639
ITOCHU Corp.	28,600	1,405,925
Itoham Yonekyu Holdings, Inc.	17,460	467,606
Iyogin Holdings, Inc.	24,500	228,306
Japan Lifeline Co. Ltd.	64,700	456,236
JVCKenwood Corp.	71,700	415,388
Kamigumi Co. Ltd.	18,200	376,005
Kanematsu Corp.	33,800	567,993
KDDI Corp.	13,100	347,039
Keiyo Bank Ltd. (The)	76,500	419,624
Keyence Corp.	4,000	1,750,713
Komatsu Ltd.	16,900	493,641
Komeri Co. Ltd.	21,500	469,049
Lasertec Corp.	7,500	1,683,603
Lintec Corp.	24,600	525,253
Macnica Holdings, Inc.	10,000	420,226
Marubeni Corp.	42,500	788,059
Mitsubishi Gas Chemical Co., Inc.	26,000	498,747
Mitsubishi HC Capital, Inc.	99,400	657,679
Mitsubishi UFJ Financial Group, Inc.	69,500	750,046
Mitsui & Co. Ltd.	69,600	1,587,341
Mitsui Chemicals, Inc.	17,500	484,600
Mitsui-Soko Holdings Co. Ltd.	16,200	483,042
Mizuho Financial Group, Inc.	29,600	623,003
NGK Insulators Ltd.	9,200	118,131
Nippon Express Holdings, Inc.	9,300	430,409
Nippon Shinyaku Co. Ltd.	19,200	388,176
Nippon Telegraph & Telephone Corp.	438,200	414,363
Nishi-Nippon Financial Holdings, Inc.	41,000	517,819
Nomura Holdings, Inc.	81,100	468,461
Nomura Real Estate Holdings, Inc.	13,300	334,806
Ono Pharmaceutical Co. Ltd.	31,700	433,127
ORIX Corp.	31,900	707,028
Sankyu, Inc.	14,700	503,536
Santen Pharmaceutical Co. Ltd.	52,500	537,101
Seiko Epson Corp.	28,200	440,853
Seino Holdings Co. Ltd.	9,400	127,270
Shin-Etsu Chemical Co. Ltd.	40,700	1,582,483
Shionogi & Co. Ltd.	10,000	389,485
SKY Perfect JSAT Holdings, Inc.	75,500	409,129
SMC Corp.	2,300	1,095,851
Sojitz Corp.	23,400	571,598
Sumitomo Heavy Industries Ltd.	16,200	422,780
Sumitomo Mitsui Financial Group, Inc.	14,200	953,174
Toagosei Co. Ltd.	47,600	449,420
Tokio Marine Holdings, Inc.	62,600	2,352,449
Tokuyama Corp.	26,500	488,173
Tokyo Electron Ltd.	14,800	3,239,726
Transcosmos, Inc.	24,400	527,825
Tsubakimoto Chain Co.	15,100	586,518
YAMABIKO Corp.	24,500	349,357

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	19,700	$438,181

		49,526,800

Netherlands — 2.0%
ABN AMRO Bank NV, 144A, CVA	51,300	842,534
Aegon Ltd.	215,700	1,333,656
ASML Holding NV (XAMS)	5,174	5,273,167
ASML Holding NV (XNGS)	6,816	6,970,928
ASR Nederland NV	10,200	485,608
BE Semiconductor Industries NV	8,143	1,360,299
ING Groep NV	48,100	826,486
Koninklijke Ahold Delhaize NV	40,600	1,194,740
NN Group NV	13,500	627,459
Randstad NV	1,400	63,564

		18,978,441

New Zealand — 0.0%
Air New Zealand Ltd.	887,700	286,730

Norway — 0.1%
DNB Bank ASA	24,500	480,712
Equinor ASA	17,800	509,860
Mowi ASA	25,700	427,143

		1,417,715

Singapore — 0.1%
DBS Group Holdings Ltd.	20,460	538,892
Jardine Cycle & Carriage Ltd.	27,700	541,932

		1,080,824

South Africa — 0.1%
Anglo American PLC	19,200	606,730

South Korea — 1.1%
Samsung Electronics Co. Ltd.	121,226	7,134,613
SK Hynix, Inc.	15,452	2,622,337

		9,756,950

Spain — 0.9%
Amadeus IT Group SA	34,617	2,303,568
Banco Santander SA	212,800	990,111
Industria de Diseno Textil SA	47,840	2,373,983
Mapfre SA	195,300	450,391
Repsol SA(a)	83,000	1,316,270
Telefonica SA	113,500	480,813

		7,915,136

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	158,598	2,977,877
Boliden AB	16,700	537,086
Evolution AB, 144A	14,712	1,531,363
Securitas AB (Class B Stock)	46,900	464,888
SKF AB (Class B Stock)	30,900	621,005
Swedbank AB (Class A Stock)	27,700	570,572
Telefonaktiebolaget LM Ericsson (Class B Stock)	90,600	562,374
Volvo AB (Class B Stock)	46,900	1,205,069

		8,470,234

	Shares	Value
COMMON STOCKS (continued)
Switzerland — 1.5%
ABB Ltd.	33,427	$1,853,558
Adecco Group AG	12,600	418,003
Bucher Industries AG	1,100	442,472
EFG International AG*	38,600	571,211
Forbo Holding AG	300	349,164
Julius Baer Group Ltd.	8,600	481,017
Lonza Group AG	2,728	1,485,137
Novartis AG	31,000	3,300,622
Partners Group Holding AG	1,400	1,792,779
Sandoz Group AG	9,320	337,832
Sika AG	5,099	1,455,559
UBS Group AG	34,100	1,001,523

		13,488,877

Taiwan — 1.3%
MediaTek, Inc.	73,000	3,143,993
Taiwan Semiconductor Manufacturing Co. Ltd.	212,850	6,306,240
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	15,192	2,640,522

		12,090,755

United Kingdom — 3.1%
3i Group PLC	69,448	2,676,589
Associated British Foods PLC	15,900	496,459
AstraZeneca PLC	16,660	2,592,847
AstraZeneca PLC, ADR	22,600	1,762,574
Aviva PLC	79,600	479,455
BAE Systems PLC	133,470	2,223,161
British American Tobacco PLC	16,600	509,947
Britvic PLC	24,200	361,508
BT Group PLC	375,900	666,416
Centrica PLC	80,443	137,115
Chemring Group PLC	25,300	119,429
CK Hutchison Holdings Ltd.	100,000	477,008
Coca-Cola Europacific Partners PLC	5,400	393,498
Compass Group PLC	79,919	2,177,260
DS Smith PLC	97,800	518,337
Halma PLC	43,727	1,490,459
Imperial Brands PLC	22,300	570,631
International Consolidated Airlines Group SA*	206,200	421,669
Investec PLC	98,400	711,320
J Sainsbury PLC	169,600	546,427
Keller Group PLC	37,300	576,060
Kingfisher PLC	189,600	594,524
Legal & General Group PLC	78,400	224,504
Lloyds Banking Group PLC	751,500	518,321
London Stock Exchange Group PLC	23,631	2,802,126
Marks & Spencer Group PLC	147,600	533,683
Paragon Banking Group PLC	58,100	539,167
Premier Foods PLC	264,100	529,032
Redrow PLC	58,412	492,384
Tesco PLC	233,600	902,344
TORM PLC (Class A Stock)	11,900	467,375
Virgin Money UK PLC	277,600	749,285
Vistry Group PLC*	10,322	153,916

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Zigup PLC	103,600	$551,180

		28,966,010

United States — 69.9%
Accenture PLC (Class A Stock)	11,769	3,570,832
Agilent Technologies, Inc.	13,565	1,758,431
Alphabet, Inc. (Class A Stock)	121,567	22,143,429
Amazon.com, Inc.*	102,231	19,756,141
Ameren Corp.	50,716	3,606,415
American International Group, Inc.	83,069	6,167,043
AMETEK, Inc.	22,450	3,742,639
Amphenol Corp. (Class A Stock)	72,108	4,857,916
Apollo Global Management, Inc.	2,906	343,111
Apple, Inc.	86,998	18,323,519
Applied Materials, Inc.	18,556	4,379,030
Ares Management Corp. (Class A Stock)(a)	18,416	2,454,484
Arthur J. Gallagher & Co.(a)	8,309	2,154,607
AvalonBay Communities, Inc., REIT	27,614	5,713,060
Baker Hughes Co.	80,871	2,844,233
Bank of America Corp.	179,389	7,134,301
Baxter International, Inc.	98,249	3,286,429
Becton, Dickinson & Co.(a)	21,629	5,054,914
Biogen, Inc.*	8,700	2,016,834
Boeing Co. (The)*	15,370	2,797,494
Boston Scientific Corp.*	104,020	8,010,580
Bristol-Myers Squibb Co.	40,888	1,698,079
Cadence Design Systems, Inc.*	20,157	6,203,317
Celsius Holdings, Inc.*(a)	11,339	647,344
CF Industries Holdings, Inc.	36,913	2,735,992
Charles Schwab Corp. (The)	46,473	3,424,595
Cheniere Energy, Inc.	7,504	1,311,924
Chipotle Mexican Grill, Inc.*(a)	36,150	2,264,797
Chubb Ltd.	32,253	8,227,095
Cigna Group (The)	8,031	2,654,808
Citigroup, Inc.	55,216	3,504,007
Coca-Cola Co. (The)	36,912	2,349,449
Colgate-Palmolive Co.	74,044	7,185,230
Comcast Corp. (Class A Stock)	55,718	2,181,917
Conagra Brands, Inc.	85,553	2,431,416
ConocoPhillips	45,727	5,230,254
CoStar Group, Inc.*	43,626	3,234,432
Cummins, Inc.	14,660	4,059,794
CVS Health Corp.	48,289	2,851,948
Danaher Corp.	10,424	2,604,436
Datadog, Inc. (Class A Stock)*	10,013	1,298,586
Dominion Energy, Inc.	45,832	2,245,768
Eaton Corp. PLC	18,783	5,889,410
Elanco Animal Health, Inc.*	135,179	1,950,633
Elevance Health, Inc.	16,048	8,695,769
Eli Lilly & Co.	11,243	10,179,187
EOG Resources, Inc.	17,115	2,154,265
EQT Corp.(a)	83,472	3,086,795
Equitable Holdings, Inc.	100,947	4,124,694
Experian PLC	50,187	2,331,527
Exxon Mobil Corp.	47,236	5,437,808
Fifth Third Bancorp	81,852	2,986,779
Fiserv, Inc.*	41,690	6,213,478
Gartner, Inc.*	6,524	2,929,667

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
GE Vernova, Inc.*	15,857	$2,719,634
General Electric Co.	46,874	7,451,560
Goldman Sachs Group, Inc. (The)	3,880	1,755,002
GSK PLC	97,400	1,873,413
Haleon PLC	380,305	1,547,353
Hartford Financial Services Group, Inc. (The)	65,256	6,560,838
Hilton Worldwide Holdings, Inc.	19,600	4,276,720
Holcim AG*	15,900	1,405,434
Honeywell International, Inc.	20,410	4,358,351
Howmet Aerospace, Inc.	38,398	2,980,837
Huntington Bancshares, Inc.	216,212	2,849,674
ICON PLC*	15,007	4,704,244
Intel Corp.	104,451	3,234,847
International Paper Co.(a)	75,412	3,254,028
Intuit, Inc.	4,903	3,222,301
Johnson & Johnson	46,532	6,801,117
Kenvue, Inc.	302,215	5,494,269
Kimberly-Clark Corp.	28,234	3,901,939
KKR & Co., Inc.	41,390	4,355,884
KLA Corp.	4,495	3,706,172
Kohl’s Corp.(a)	48,456	1,114,003
L3Harris Technologies, Inc.	30,812	6,919,759
Lam Research Corp.	4,061	4,324,356
Las Vegas Sands Corp.	54,805	2,425,121
Linde PLC	16,579	7,275,031
Martin Marietta Materials, Inc.(a)	2,478	1,342,580
Marvell Technology, Inc.	3,655	255,485
Mastercard, Inc. (Class A Stock)	24,806	10,943,415
Meta Platforms, Inc. (Class A Stock)	38,408	19,366,082
MetLife, Inc.	27,600	1,937,244
Micron Technology, Inc.	3,835	504,418
Microsoft Corp.	105,829	47,300,272
Moody’s Corp.	1,964	826,707
MSCI, Inc.	4,513	2,174,138
News Corp. (Class A Stock)	241,065	6,646,162
NextEra Energy, Inc.	4,219	298,747
Norfolk Southern Corp.	15,118	3,245,683
NVIDIA Corp.	298,351	36,858,283
O’Reilly Automotive, Inc.*(a)	1,270	1,341,196
Philip Morris International, Inc.	64,109	6,496,165
QUALCOMM, Inc.	46,395	9,240,956
Regeneron Pharmaceuticals, Inc.*	2,987	3,139,427
Rexford Industrial Realty, Inc., REIT(a)	59,740	2,663,807
Roche Holding AG	4,000	1,108,235
Rockwell Automation, Inc.	8,500	2,339,880
RPM International, Inc.	16,382	1,764,014
Salesforce, Inc.	7,969	2,048,830
Sanofi SA	12,900	1,244,116
Schneider Electric SE	10,446	2,504,383
Sempra(a)	28,527	2,169,764
ServiceNow, Inc.*	5,589	4,396,699
Shell PLC	67,400	2,417,503
Signify NV, 144A	18,700	464,424
Southern Co. (The)	74,922	5,811,700
Southwest Airlines Co.(a)	70,686	2,022,326
Spotify Technology SA*	10,400	3,263,416
Stanley Black & Decker, Inc.	56,555	4,518,179
Stellantis NV	29,800	587,570

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
STERIS PLC(a)	4,775	$1,048,303
Swiss Re AG	10,400	1,289,361
Synopsys, Inc.*	10,811	6,433,194
Take-Two Interactive Software, Inc.*	10,824	1,683,024
TE Connectivity Ltd.	19,423	2,921,802
Texas Instruments, Inc.	11,260	2,190,408
Thermo Fisher Scientific, Inc.	14,785	8,176,105
TransUnion	29,142	2,161,171
Tyson Foods, Inc. (Class A Stock)	39,543	2,259,487
U.S. Bancorp	69,319	2,751,964
Uber Technologies, Inc.*	46,216	3,358,979
Union Pacific Corp.	10,282	2,326,405
United Parcel Service, Inc. (Class B Stock)	16,982	2,323,987
UnitedHealth Group, Inc.	11,583	5,898,759
Veeva Systems, Inc. (Class A Stock)*	3,919	717,216
Verisk Analytics, Inc.	13,997	3,772,891
Vertex Pharmaceuticals, Inc.*	10,497	4,920,154
Vertiv Holdings Co. (Class A Stock)	15,498	1,341,662
Viatris, Inc.	145,983	1,551,799
Visa, Inc. (Class A Stock)	28,305	7,429,213
Vistra Corp.	7,139	613,811
Vulcan Materials Co.	25,622	6,371,679
Walmart, Inc.	78,628	5,323,902
Walt Disney Co. (The)	10,353	1,027,949
Wells Fargo & Co.	131,597	7,815,546
Western Digital Corp.*	74,482	5,643,501
Weyerhaeuser Co., REIT	152,986	4,343,273
Williams Cos., Inc. (The)	49,771	2,115,267
Zimmer Biomet Holdings, Inc.	40,608	4,407,186

		646,412,333

TOTAL COMMON STOCKS (cost $608,098,271)		907,590,895

PREFERRED STOCK — 0.1%
Germany
Henkel AG & Co. KGaA (PRFC)	5,700	507,510

(cost $450,586)

TOTAL LONG-TERM INVESTMENTS (cost $608,548,857)		908,098,405

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUNDS — 4.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	174,258	174,258

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Core Ultra Short Bond Fund(wb)	12,737,903	$12,737,903
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $32,618,816; includes $32,496,939 of cash collateral for securities on loan)(b)(wb)	32,662,319	32,642,721

TOTAL AFFILIATED MUTUAL FUNDS (cost $45,530,977)		45,554,882

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.3%
Federal Home Loan Bank
5.165%	07/01/24	2,819	2,817,760

(cost $2,819,000)

TOTAL SHORT-TERM INVESTMENTS (cost $48,349,977)			48,372,642

TOTAL INVESTMENTS—103.4% (cost $656,898,834)			956,471,047
Liabilities in excess of other assets — (3.4)%			(31,332,518)

NET ASSETS — 100.0%			$925,138,529

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,787,511; cash collateral of $32,496,939 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$7,155,559	$—
Austria	—	1,612,021	—
Belgium	—	409,709	—
Brazil	3,253,163	394,806	—
Canada	12,003,472	—	—
China	1,151,746	1,693,441	—
Denmark	—	9,570,391	—
Finland	—	2,025,078	—
France	4,459,425	27,918,601	—
Germany	—	18,341,183	—
Hong Kong	—	2,374,802	—
India	3,825,074	3,092,259	—
Indonesia	—	464,821	—
Ireland	—	1,927,757	—
Israel	—	573,725	—
Italy	1,460,331	4,885,996	—
Japan	—	49,526,800	—
Netherlands	6,970,928	12,007,513	—
New Zealand	—	286,730	—
Norway	—	1,417,715	—
Singapore	—	1,080,824	—
South Africa	—	606,730	—
South Korea	—	9,756,950	—
Spain	—	7,915,136	—
Sweden	—	8,470,234	—
Switzerland	—	13,488,877	—
Taiwan	2,640,522	9,450,233	—
United Kingdom	2,156,072	26,809,938	—
United States	629,639,014	16,773,319	—
Preferred Stock
Germany	—	507,510	—
Short-Term Investments
Affiliated Mutual Funds	45,554,882	—	—
U.S. Government Agency Obligation	—	2,817,760	—

Total	$713,114,629	$243,356,418	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	10.8%
Software	8.2
Banks	5.2
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.9
Pharmaceuticals	4.9
Interactive Media & Services	4.5
Oil, Gas & Consumable Fuels	4.4
Insurance	4.0
Technology Hardware, Storage & Peripherals	3.5
Financial Services	3.4
Aerospace & Defense	3.1
Broadline Retail	2.9
Capital Markets	2.8

Health Care Equipment & Supplies	2.7%
Electrical Equipment	2.3
Health Care Providers & Services	2.2
Machinery	2.0
Life Sciences Tools & Services	2.0
Chemicals	1.9
Hotels, Restaurants & Leisure	1.8
Electronic Equipment, Instruments & Components	1.4
Industrial Conglomerates	1.3
Household Products	1.3
Ground Transportation	1.2
IT Services	1.1
Professional Services	1.1
Biotechnology	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Construction Materials	1.0%
Consumer Staples Distribution & Retail	1.0
Media	1.0
Personal Care Products	0.9
Food Products	0.9
Multi-Utilities	0.9
Tobacco	0.8
Automobiles	0.8
Specialty Retail	0.7
Entertainment	0.7
Electric Utilities	0.7
Textiles, Apparel & Luxury Goods	0.6
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.6
Residential REITs	0.6
Beverages	0.5
Real Estate Management & Development	0.5
Specialized REITs	0.5
Containers & Packaging	0.5
Building Products	0.4
Passenger Airlines	0.3
Metals & Mining	0.3
Energy Equipment & Services	0.3

U.S. Government Agency Obligation	0.3%
Construction & Engineering	0.3
Industrial REITs	0.3
Diversified Telecommunication Services	0.3
Commercial Services & Supplies	0.2
Automobile Components	0.2
Communications Equipment	0.1
Household Durables	0.1
Health Care Technology	0.1
Gas Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Consumer Finance	0.1
Marine Transportation	0.1
Diversified REITs	0.0	*
Transportation Infrastructure	0.0	*
Wireless Telecommunication Services	0.0	*

	103.4
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$31,787,511	$(31,787,511)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $31,787,511:
Unaffiliated investments (cost $611,367,857)	$910,916,165
Affiliated investments (cost $45,530,977)	45,554,882
Foreign currency, at value (cost $1,756,036)	1,702,331
Receivable for investments sold	15,807,752
Tax reclaim receivable	2,081,799
Dividends and interest receivable	911,480
Receivable for Portfolio shares sold	85,556
Receivable from affiliate	10,009
Prepaid expenses	3,118

Total Assets	977,073,092

LIABILITIES
Payable to broker for collateral for securities on loan	32,496,939
Payable for investments purchased	17,667,397
Payable to affiliate	947,667
Management fee payable	534,345
Accrued expenses and other liabilities	241,763
Payable for Portfolio shares purchased	44,325
Affiliated transfer agent fee payable	1,190
Trustees’ fees payable	656
Distribution fee payable	281

Total Liabilities	51,934,563

NET ASSETS	$925,138,529

Net assets were comprised of: Partners’ Equity	$925,138,529

Class I:
Net asset value and redemption price per share, $923,733,119 / 14,903,816 outstanding shares of beneficial interest	$61.98

Class III:
Net asset value and redemption price per share, $1,405,410 / 22,859 outstanding shares of beneficial interest	$61.48

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $816,438 foreign withholding tax, of which $65,397 is reimbursable by an affiliate)	$10,525,257
Affiliated dividend income	249,143
Interest income	104,337
Income from securities lending, net (including affiliated income of $56,491)	87,160

Total income	10,965,897

EXPENSES
Management fee.	3,808,370
Distribution fee—Class III	1,528
Loan interest and commitment expense	224,389
Custodian and accounting fees	107,414
Professional Fees	39,942
Shareholders’ reports	38,656
Audit fee	20,755
Trustees’ fees	13,086
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,717
Miscellaneous	34,466

Total expenses	4,294,323
Less: Fee waivers and/or expense reimbursement	(460,508)

Net expenses	3,833,815

NET INVESTMENT INCOME (LOSS)	7,132,082

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on: Investment transactions (including affiliated of $3,054)	93,245,927
Foreign currency transactions	53,632

93,299,559

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,485))	26,188,007
Foreign currencies	(100,944)

26,087,063

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	119,386,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,518,704

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,132,082	$15,845,393
Net realized gain (loss) on investment and foreign currency transactions	93,299,559	36,504,767
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,087,063	142,310,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,518,704	194,660,645

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	8,888,214	20,641,883
Portfolio shares purchased	(290,293,819)	(322,780,659)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(281,405,605)	(302,138,776)

TOTAL INCREASE (DECREASE)	(154,886,901)	(107,478,131)
NET ASSETS:
Beginning of period	1,080,025,430	1,187,503,561

End of period	$925,138,529	$1,080,025,430

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF GLOBAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 55.18		$ 46.14	$ 56.82	$ 48.06	$ 41.49	$ 31.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.41		0.74	0.63	0.46	0.41	0.52
Net realized and unrealized gain (loss) oninvestment and foreign currency transactions	6.39		8.30	(11.31)	8.30	6.16	9.14

Total from investment operations	6.80		9.04	(10.68)	8.76	6.57	9.66

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$ 61.98		$ 55.18	$ 46.14	$ 56.82	$ 48.06	$ 41.49

Total Return(d)	12.32%		19.59%	(18.80)%	18.23%	15.84%	30.39	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 923.7		$1,078.9	$1,186.9	$1,518.5	$1,377.0	$1,263.7
Average net assets (in millions)	$1,019.9		$1,072.5	$1,262.8	$1,472.2	$1,190.6	$1,157.5
Ratios to average net assets(f):
Expenses after waivers and/or expensereimbursement	0.75	%(g)	0.78%	0.75%	0.74%	0.76%	0.77%
Expenses before waivers and/or expensereimbursement	0.84	%(g)	0.83%	0.79%	0.78%	0.80%	0.80%
Net investment income (loss)	1.40	%(g)	1.48%	1.30%	0.86%	1.01%	1.41%
Portfolio turnover rate(h)	16%		41%	52%	21%	34%	26%

Class III
	Six Months Ended June 30, 2024
					April 26, 2021(i) through December 31, 2021
			Year Ended December 31,
			2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$54.80		$45.94	$ 56.72	$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.35		0.58	0.54	0.15
Net realized and unrealized gain (loss) on investment and foreigncurrency transactions.	6.33		8.28	(11.32)	3.44

Total from investment operations	6.68		8.86	(10.78)	3.59

Net Asset Value, end of period	$61.48		$54.80	$ 45.94	$56.72

Total Return(d)	12.21%		19.29%	(19.01)%	6.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 1.4		$ 1.1	$ 0.6	$ 0.2
Average net assets (in millions)	$ 1.2		$ 0.8	$ 0.5	$ 0.1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.01	%(g)	1.03%	1.00%	0.99	%(j)
Expenses before waivers and/or expense reimbursement	1.11	%(g)	1.08%	1.04%	1.03	%(j)
Net investment income (loss)	1.21	%(g)	1.15%	1.14%	0.40	%(j)
Portfolio turnover rate(h)	16%		41%	52%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace & Defense — 1.7%
HEICO Corp. (Class A Stock)	38,820	$6,891,326

Automobiles — 0.4%
Thor Industries, Inc.(a)	16,446	1,536,879

Banks — 0.7%
NU Holdings Ltd. (Brazil) (Class A Stock)*	228,464	2,944,901

Beverages — 1.4%
Celsius Holdings, Inc.*(a)	35,509	2,027,209
Constellation Brands, Inc. (Class A Stock)(a)	14,103	3,628,420

		5,655,629

Biotechnology — 6.2%
Alnylam Pharmaceuticals, Inc.*(a)	20,386	4,953,798
Amicus Therapeutics, Inc.*	111,311	1,104,205
Apellis Pharmaceuticals, Inc.*	38,122	1,462,360
Exact Sciences Corp.*(a)	57,412	2,425,657
Exelixis, Inc.*	97,136	2,182,646
Insmed, Inc.*	30,166	2,021,122
Natera, Inc.*	53,859	5,832,391
Neurocrine Biosciences, Inc.*	21,142	2,910,619
Sarepta Therapeutics, Inc.*(a)	6,829	1,078,982
Viking Therapeutics, Inc.*	25,605	1,357,321

		25,329,101

Building Products — 2.8%
AAON, Inc.	39,959	3,486,023
Simpson Manufacturing Co., Inc.	15,403	2,595,868
Trane Technologies PLC	16,168	5,318,140

		11,400,031

Capital Markets — 9.6%
Ares Management Corp. (Class A Stock)(a)	44,610	5,945,621
FactSet Research Systems, Inc.(a)	6,521	2,662,329
Interactive Brokers Group, Inc. (Class A Stock)	33,611	4,120,709
KKR & Co., Inc.	36,460	3,837,050
LPL Financial Holdings, Inc.	14,486	4,045,940
Moody’s Corp.(a)	9,866	4,152,895
MSCI, Inc.	8,154	3,928,189
Raymond James Financial, Inc.(a)	23,246	2,873,438
Robinhood Markets, Inc. (Class A
Stock)*	140,922	3,200,339
Tradeweb Markets, Inc. (Class A Stock)	40,055	4,245,830

		39,012,340

Commercial Services & Supplies — 2.0%
Cintas Corp.	3,024	2,117,586
Copart, Inc.*	62,742	3,398,107
MSA Safety, Inc.	13,730	2,576,984

		8,092,677

Communications Equipment — 0.8%
Arista Networks, Inc.*	9,466	3,317,644

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering — 1.5%
Quanta Services, Inc.	24,719	$6,280,851

Construction Materials — 0.6%
Eagle Materials, Inc.(a)	10,427	2,267,455

Consumer Staples Distribution & Retail — 0.6%
Casey’s General Stores, Inc.	6,584	2,512,191

Distributors — 0.7%
Pool Corp.(a)	9,427	2,897,200

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.*(a)	34,354	3,781,688

Electrical Equipment — 3.6%
AMETEK, Inc.	22,549	3,759,144
Hubbell, Inc.	7,554	2,760,836
Vertiv Holdings Co. (Class A Stock)	94,256	8,159,742

		14,679,722

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. (Class A Stock)	51,627	3,478,111
Teledyne Technologies, Inc.*	5,727	2,221,961

		5,700,072

Energy Equipment & Services — 1.2%
TechnipFMC PLC (United Kingdom)	184,001	4,811,626

Entertainment — 0.9%
Take-Two Interactive Software, Inc.*	24,274	3,774,364

Financial Services — 0.8%
Remitly Global, Inc.*(a)	79,914	968,558
Rocket Cos., Inc. (Class A Stock)*(a)	182,513	2,500,428

		3,468,986

Ground Transportation — 2.0%
J.B. Hunt Transport Services, Inc.	14,098	2,255,680
Saia, Inc.*(a)	12,057	5,718,515

		7,974,195

Health Care Equipment & Supplies — 4.5%
Align Technology, Inc.*	11,890	2,870,603
Cooper Cos., Inc. (The)	31,029	2,708,832
Dexcom, Inc.*	69,386	7,866,984
IDEXX Laboratories, Inc.*	5,585	2,721,012
Inspire Medical Systems, Inc.*(a)	15,316	2,049,740

		18,217,171

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*(a)	33,271	2,247,124
Centene Corp.*	38,967	2,583,512
McKesson Corp.	8,302	4,848,700

		9,679,336

Hotels, Restaurants & Leisure — 5.4%
Chipotle Mexican Grill, Inc.*(a)	39,750	2,490,337
Domino’s Pizza, Inc.(a)	9,661	4,988,264
DoorDash, Inc. (Class A Stock)*(a)	33,124	3,603,229
Hilton Worldwide Holdings, Inc.	29,401	6,415,298

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Las Vegas Sands Corp.	100,223	$4,434,868

		21,931,996

Household Durables — 0.8%
Garmin Ltd.(a)	20,619	3,359,248

Independent Power & Renewable Electricity Producers — 0.6%
Vistra Corp.	28,486	2,449,226

Insurance — 0.8%
Arthur J. Gallagher & Co.(a)	13,058	3,386,070

Interactive Media & Services — 0.5%
Pinterest, Inc. (Class A Stock)*	46,761	2,060,757

IT Services — 3.8%
Gartner, Inc.*	14,146	6,352,403
Globant SA*(a)	17,482	3,116,341
MongoDB, Inc.*(a)	16,071	4,017,107
Snowflake, Inc. (Class A Stock)*	13,511	1,825,201

		15,311,052

Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	18,780	2,434,452
IQVIA Holdings, Inc.*(a)	9,069	1,917,549
Mettler-Toledo International, Inc.*	1,630	2,278,072
West Pharmaceutical Services, Inc.	12,349	4,067,637

		10,697,710

Machinery — 3.5%
Esab Corp.	20,996	1,982,652
Ingersoll Rand, Inc.(a)	45,196	4,105,605
ITT, Inc.(a)	39,882	5,151,957
Westinghouse Air Brake Technologies Corp.	19,829	3,133,973

		14,374,187

Media — 2.5%
Trade Desk, Inc. (The) (Class A Stock)*	105,614	10,315,319

Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.	26,432	4,621,107
EOG Resources, Inc.	25,319	3,186,902

		7,808,009

Personal Care Products — 1.2%
elf Beauty, Inc.*(a)	23,451	4,941,595

Pharmaceuticals — 1.2%
Intra-Cellular Therapies, Inc.*	44,504	3,048,079
Royalty Pharma PLC (Class A Stock)	67,668	1,784,405

		4,832,484

Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	46,658	7,180,666

Semiconductors & Semiconductor Equipment — 8.1%
Astera Labs, Inc.*(a)	10,572	639,712
Entegris, Inc.	52,156	7,061,922
Lam Research Corp.	2,623	2,793,101
Marvell Technology, Inc.	45,034	3,147,877
Monolithic Power Systems, Inc.	8,210	6,745,993
ON Semiconductor Corp.*	32,102	2,200,592

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Onto Innovation, Inc.*(a)	10,796	$2,370,370
Rambus, Inc.*	46,614	2,739,039
Teradyne, Inc.	34,557	5,124,457

		32,823,063

Software — 9.3%
Confluent, Inc. (Class A Stock)*(a)	132,380	3,909,181
Crowdstrike Holdings, Inc. (Class A Stock)*	7,384	2,829,475
CyberArk Software Ltd.*	8,744	2,390,785
Datadog, Inc. (Class A Stock)*	51,316	6,655,172
Elastic NV*	28,111	3,202,124
HubSpot, Inc.*	10,871	6,411,607
Palantir Technologies, Inc. (Class A Stock)*(a)	83,799	2,122,629
Palo Alto Networks, Inc.*	9,119	3,091,432
Procore Technologies, Inc.*(a)	39,035	2,588,411
Rubrik, Inc. (Class A Stock)*	21,191	649,716
Synopsys, Inc.*	6,536	3,889,312

		37,739,844

Specialty Retail — 4.3%
AutoZone, Inc.*	875	2,593,587
Burlington Stores, Inc.*	13,563	3,255,120
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	15,938	1,584,397
Ross Stores, Inc.	29,404	4,272,989
Tractor Supply Co.(a)	21,950	5,926,500

		17,632,593

Technology Hardware, Storage & Peripherals — 1.6%
Super Micro Computer, Inc.*(a)	7,936	6,502,362

Trading Companies & Distributors — 0.7%
Air Lease Corp.(a)	60,162	2,859,500

TOTAL LONG-TERM INVESTMENTS (cost $303,409,476)		396,431,066

SHORT-TERM INVESTMENTS — 17.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	5,320,537	5,320,537
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $66,573,223; includes $66,302,514 of cash collateral forsecurities on loan)(b)(wb)	66,663,890	66,623,892

TOTAL SHORT-TERM INVESTMENTS (cost $71,893,760)		71,944,429

TOTAL INVESTMENTS—115.0% (cost $375,303,236)		468,375,495
Liabilities in excess of other assets — (15.0)%		(61,081,880)

NET ASSETS — 100.0%		$407,293,615

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,658,995; cash collateral of $66,302,514 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,891,326	$—	$—
Automobiles	1,536,879	—	—
Banks	2,944,901	—	—
Beverages	5,655,629	—	—
Biotechnology	25,329,101	—	—
Building Products	11,400,031	—	—
Capital Markets	39,012,340	—	—
Commercial Services & Supplies	8,092,677	—	—
Communications Equipment	3,317,644	—	—
Construction & Engineering	6,280,851	—	—
Construction Materials	2,267,455	—	—
Consumer Staples Distribution & Retail	2,512,191	—	—
Distributors	2,897,200	—	—
Diversified Consumer Services	3,781,688	—	—
Electrical Equipment	14,679,722	—	—
Electronic Equipment, Instruments & Components	5,700,072	—	—
Energy Equipment & Services	4,811,626	—	—
Entertainment	3,774,364	—	—
Financial Services	3,468,986	—	—
Ground Transportation	7,974,195	—	—
Health Care Equipment & Supplies	18,217,171	—	—
Health Care Providers & Services	9,679,336	—	—
Hotels, Restaurants & Leisure	21,931,996	—	—
Household Durables	3,359,248	—	—
Independent Power & Renewable Electricity Producers	2,449,226	—	—
Insurance	3,386,070	—	—
Interactive Media & Services	2,060,757	—	—
IT Services	15,311,052	—	—
Life Sciences Tools & Services	10,697,710	—	—
Machinery	14,374,187	—	—
Media	10,315,319	—	—
Oil, Gas & Consumable Fuels	7,808,009	—	—
Personal Care Products	4,941,595	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$4,832,484	$—	$—
Professional Services	7,180,666	—	—
Semiconductors & Semiconductor Equipment	32,823,063	—	—
Software	37,739,844	—	—
Specialty Retail	17,632,593	—	—
Technology Hardware, Storage & Peripherals	6,502,362	—	—
Trading Companies & Distributors	2,859,500	—	—
Short-Term Investments
Affiliated Mutual Funds	71,944,429	—	—

Total	$468,375,495	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (16.3% represents investments purchased with collateral from securities on loan)	17.7%
Capital Markets	9.6
Software	9.3
Semiconductors & Semiconductor Equipment	8.1
Biotechnology	6.2
Hotels, Restaurants & Leisure	5.4
Health Care Equipment & Supplies	4.5
Specialty Retail	4.3
IT Services	3.8
Electrical Equipment	3.6
Machinery	3.5
Building Products	2.8
Life Sciences Tools & Services	2.6
Media	2.5
Health Care Providers & Services	2.4
Commercial Services & Supplies	2.0
Ground Transportation	2.0
Oil, Gas & Consumable Fuels	1.9
Professional Services	1.8
Aerospace & Defense	1.7
Technology Hardware, Storage & Peripherals	1.6
Construction & Engineering	1.5
Electronic Equipment, Instruments & Components	1.4

Beverages	1.4%
Personal Care Products	1.2
Pharmaceuticals	1.2
Energy Equipment & Services	1.2
Diversified Consumer Services	0.9
Entertainment	0.9
Financial Services	0.8
Insurance	0.8
Household Durables	0.8
Communications Equipment	0.8
Banks	0.7
Distributors	0.7
Trading Companies & Distributors	0.7
Consumer Staples Distribution & Retail	0.6
Independent Power & Renewable Electricity Producers	0.6
Construction Materials	0.6
Interactive Media & Services	0.5
Automobiles	0.4

115.0
Liabilities in excess of other assets	(15.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$64,658,995	$(64,658,995)	$—

(1)  Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $64,658,995:
Unaffiliated investments (cost $303,409,476)	$396,431,066
Affiliated investments (cost $71,893,760)	71,944,429
Receivable for investments sold	48,237,306
Receivable for Portfolio shares sold	482,837
Dividends receivable	73,273
Tax reclaim receivable	51,610
Prepaid expenses and other assets	5,380

Total Assets	517,225,901

LIABILITIES
Payable to broker for collateral for securities on loan	66,302,514
Payable for investments purchased	42,808,626
Accrued expenses and other liabilities	359,294
Payable for Portfolio shares purchased	259,075
Management fee payable	194,350
Payable to affiliate	6,717
Affiliated transfer agent fee payable	1,190
Distribution fee payable	502
Administration fee payable	18

Total Liabilities	109,932,286

NET ASSETS	$407,293,615

Net assets were comprised of:
Partners’ Equity	$407,293,615

Class I:
Net asset value and redemption price per share, $404,806,630 / 13,799,652 outstanding shares of beneficial interest	$29.33

Class II:
Net asset value and redemption price per share, $154,924 / 5,744 outstanding shares of beneficial interest	$26.97

Class III:
Net asset value and redemption price per share, $2,332,061 / 80,123 outstanding shares of beneficial interest	$29.11

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$942,851
Affiliated dividend income	100,941
Income from securities lending, net (including affiliated income of $51,560)	51,825

Total income	1,095,617

EXPENSES
Management fee	1,206,806
Distribution fee—Class II	217
Distribution fee—Class III	2,649
Administration fee—Class II.	130
Custodian and accounting fees	32,361
Shareholders’ reports	25,584
Audit fee	15,221
Professional Fees	14,678
Trustees’ fees	7,376
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,717
Miscellaneous	13,515

Total expenses	1,324,254
Less: Fee waivers and/or expense reimbursement	(26,147)

Net expenses	1,298,107

NET INVESTMENT INCOME (LOSS)	(202,490)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(3,043))	33,744,856

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,936))	(10,061,760)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	23,683,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,480,606

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(202,490)	$(181,068)
Net realized gain (loss) on investment transactions	33,744,856	9,235,904
Net change in unrealized appreciation (depreciation) on investments	(10,061,760)	64,349,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,480,606	73,404,593

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	11,424,665	21,933,711
Portfolio shares purchased	(14,978,290)	(16,715,451)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,553,625)	5,218,260

TOTAL INCREASE (DECREASE)	19,926,981	78,622,853
NET ASSETS:
Beginning of period	387,366,634	308,743,781

End of period	$407,293,615	$387,366,634

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.65		$22.38	$30.64	$27.68	$18.77	$13.63

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.03)	(0.08)	(0.03)	— (b)
Net realized and unrealized gain (loss) on investment transactions	1.69		5.28	(8.23)	3.04	8.94	5.14

Total from investment operations	1.68		5.27	(8.26)	2.96	8.91	5.14

Net Asset Value, end of period	$29.33		$27.65	$22.38	$30.64	$27.68	$18.77

Total Return(c)	6.08%		23.55%	(26.96)%	10.69%	47.47%	37.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$404.8		$385.4	$307.5	$424.7	$382.1	$279.8
Average net assets (in millions)	$402.2		$341.9	$329.7	$407.5	$302.1	$257.0
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.65%	0.66%	0.64%	0.67%	0.70%
Expenses before waivers and/or expense reimbursement	0.65	%(e)	0.66%	0.66%	0.64%	0.67%	0.70%
Net investment income (loss)	(0.10	)%(e)	(0.05)%	(0.13)%	(0.28)%	(0.15)%	(0.01)%
Portfolio turnover rate(f)	30%		49%	43%	46%	63%	106%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.47		$20.70	$28.45	$25.81	$17.57	$12.81

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		(0.10)	(0.12)	(0.19)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.57		4.87	(7.63)	2.83	8.34	4.82

Total from investment operations	1.50		4.77	(7.75)	2.64	8.24	4.76

Net Asset Value, end of period	$26.97		$25.47	$20.70	$28.45	$25.81	$17.57

Total Return(c)	5.89%		23.04%	(27.24)%	10.23%	46.90%	37.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 0.2		$ 0.2	$ 0.2	$ 0.3	$ 0.3	$ 0.5
Average net assets (in millions)	$ 0.2		$ 0.2	$ 0.2	$ 0.3	$ 0.4	$ 0.6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.04	%(e)	1.05%	1.06%	1.05%	1.07%	1.10%
Expenses before waivers and/or expense reimbursement	1.05	%(e)	1.06%	1.06%	1.05%	1.07%	1.10%
Net investment income (loss)	(0.51	)%(e)	(0.45)%	(0.54)%	(0.68)%	(0.53)%	(0.40)%
Portfolio turnover rate(f)	30%		49%	43%	46%	63%	106%

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30,
			Year Ended December 31,		April 26, 2021(g) through December 31,
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.47		$22.29	$30.60	$29.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.07)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	1.69		5.25	(8.22)	0.94

Total from investment operations	1.64		5.18	(8.31)	0.83

Net Asset Value, end of period	$29.11		$27.47	$22.29	$30.60

Total Return(c)	5.97%		23.24%	(27.16)%	2.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 2.3		$ 1.8	$ 1.1	$ 0.8
Average net assets (in millions)	$ 2.1		$ 1.4	$ 1.0	$ 0.3
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	0.90%	0.91%	0.88	%(h)
Expenses before waivers and/or expense reimbursement	0.90	%(e)	0.91%	0.91%	0.88	%(h)
Net investment income (loss)	(0.35	)%(e)	(0.30)%	(0.37)%	(0.53	)%(h)
Portfolio turnover rate(f)	30%		49%	43%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aluminum — 0.2%
Alcoa Corp.	25,799	$1,026,284

Coal & Consumable Fuels — 1.4%
Cameco Corp. (Canada)	156,382	7,693,994

Commodity Chemicals — 0.6%
LG Chem Ltd. (South Korea)	7,634	1,902,354
Lotte Chemical Corp. (South Korea)	18,042	1,496,681

		3,399,035

Construction & Engineering — 0.5%
Quanta Services, Inc.(a)	11,792	2,996,229

Construction Materials — 0.9%
Vulcan Materials Co.	19,824	4,929,832

Copper — 1.9%
Freeport-McMoRan, Inc.	159,392	7,746,451
Southern Copper Corp. (Mexico)(a)	26,622	2,868,255

		10,614,706

Diversified Chemicals — 0.9%
BASF SE (Germany)	44,206	2,137,032
Huntsman Corp.	129,750	2,954,407

		5,091,439

Diversified Metals & Mining — 4.3%
Anglo American PLC (South Africa)	63,418	2,004,041
BHP Group Ltd. (Australia)	315,577	9,019,809
Glencore PLC (Australia)	327,112	1,861,357
Ivanhoe Electric, Inc.*(a)	215,036	2,017,038
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	150,578	1,942,693
MP Materials Corp.*(a)	124,100	1,579,793
Rio Tinto Ltd. (Australia)	24,482	1,939,265
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (originalcost $1,102,975; purchased 11/27/07)*^(f)	129,100	3,264
Teck Resources Ltd. (Canada)(Class B Stock)	84,603	4,052,484

		24,419,744

Electric Utilities — 2.5%
FirstEnergy Corp.	62,704	2,399,682
NextEra Energy, Inc.	79,494	5,628,970
PG&E Corp.	142,581	2,489,464
Southern Co. (The)	44,933	3,485,453

		14,003,569

Electrical Components & Equipment —1.1%
Hubbell, Inc.	8,268	3,021,789
Schneider Electric SE	12,844	3,079,293

		6,101,082

Fertilizers & Agricultural Chemicals — 1.5%
CF Industries Holdings, Inc.	75,248	5,577,382
Mosaic Co. (The)	98,456	2,845,378

		8,422,760

	Shares	Value
COMMON STOCKS (continued)
Forest Products — 1.6%
Louisiana-Pacific Corp.	53,636	$4,415,852
West Fraser Timber Co. Ltd. (Canada)	60,298	4,631,052

		9,046,904

Gold — 2.9%
Agnico Eagle Mines Ltd. (Canada)(a)	49,232	3,219,773
Alamos Gold, Inc. (Canada) (Class A Stock)(a)	268,158	4,204,717
Franco-Nevada Corp. (Canada)	30,061	3,564,120
Osisko Gold Royalties Ltd. (Canada)	198,486	3,093,251
Osisko Mining, Inc. (Canada)*	1,013,811	2,119,440

		16,201,301

Heavy Electrical Equipment — 0.8%
GE Vernova, Inc.*	25,200	4,322,052

Industrial Gases — 4.9%
Air Liquide SA (France)	43,657	7,534,648
Linde PLC	46,116	20,236,162

		27,770,810

Industrial Machinery — 0.5%
Stanley Black & Decker, Inc.	35,082	2,802,701

Integrated Oil & Gas — 23.4%
BP PLC, ADR	353,803	12,772,288
Chevron Corp.	95,107	14,876,637
Equinor ASA (Norway)	217,286	6,223,901
Exxon Mobil Corp.	326,687	37,608,207
Galp Energia SGPS SA (Portugal)	348,399	7,358,495
OMV AG (Austria)	93,048	4,044,542
Shell PLC	556,092	19,945,910
Suncor Energy, Inc. (Canada)	274,095	10,448,488
TotalEnergies SE (France)	272,653	18,255,145

		131,533,613

Metal & Glass Containers — 0.7%
Ball Corp.	70,482	4,230,330

Multi-Utilities — 1.1%
Ameren Corp.	25,537	1,815,936
CenterPoint Energy, Inc.	62,385	1,932,687
Dominion Energy, Inc.	45,158	2,212,742

		5,961,365

Oil & Gas Drilling — 1.2%
Noble Corp. PLC(a)	85,815	3,831,640
Seadrill Ltd. (Norway)*	59,412	3,059,718

		6,891,358

Oil & Gas Equipment & Services — 8.0%
Atlas Energy Solutions, Inc.(a)	128,899	2,568,957
Baker Hughes Co.	189,364	6,659,932
Expro Group Holdings NV*	136,887	3,137,450
Halliburton Co.(a)	204,599	6,911,354
Schlumberger NV	265,386	12,520,911
TechnipFMC PLC (United Kingdom)	295,961	7,739,380
Tenaris SA, ADR	94,028	2,869,735
Weatherford International PLC*	19,800	2,424,510

		44,832,229

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Exploration & Production — 18.9%
Canadian Natural Resources Ltd. (Canada)	392,610	$13,984,785
Chesapeake Energy Corp.(a)	60,700	4,988,933
ConocoPhillips	219,629	25,121,165
Devon Energy Corp.	40,300	1,910,220
Diamondback Energy, Inc.	53,965	10,803,254
EOG Resources, Inc.	107,663	13,551,542
EQT Corp.(a)	199,594	7,380,986
Hess Corp.	68,851	10,156,900
Kosmos Energy Ltd. (Ghana)*(a)	632,774	3,505,568
Permian Resources Corp.(a)	226,269	3,654,244
Range Resources Corp.	179,730	6,026,347
Southwestern Energy Co.*	817,788	5,503,713

		106,587,657

Oil & Gas Refining & Marketing — 5.0%
Marathon Petroleum Corp.	76,427	13,258,556
Phillips 66	30,843	4,354,106
Valero Energy Corp.	66,513	10,426,578

		28,039,240

Oil & Gas Storage & Transportation — 6.8%
Enbridge, Inc. (Canada)(a)	354,777	12,626,513
Kinder Morgan, Inc.	123,000	2,444,010
Targa Resources Corp.	70,865	9,125,995
Williams Cos., Inc. (The)	332,563	14,133,928

		38,330,446

Paper Packaging — 1.4%
International Paper Co.(a)	63,300	2,731,395
Packaging Corp. of America	26,883	4,907,761

		7,639,156

Specialty Chemicals — 4.6%
HB Fuller Co.	39,730	3,057,621
International Flavors & Fragrances, Inc.	45,984	4,378,137
RPM International, Inc.(a)	34,953	3,763,739
Sherwin-Williams Co. (The)	24,806	7,402,854
Shin-Etsu Chemical Co. Ltd. (Japan)	186,900	7,266,979

		25,869,330

Steel — 2.1%
Champion Iron Ltd. (Australia)	654,095	2,772,698
Cleveland-Cliffs, Inc.*(a)	148,057	2,278,597
Steel Dynamics, Inc.(a)	30,275	3,920,613
Warrior Met Coal, Inc.	49,230	3,090,167

		12,062,075

TOTAL LONG-TERM INVESTMENTS (cost $454,711,742)		560,819,241

	Shares	Value
SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	691,914	$691,914
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $45,139,634; includes $44,872,163 of cash collateral for securities on loan)(b)(wb)	45,167,749	45,140,649

TOTAL SHORT-TERM INVESTMENTS (cost $45,831,548)		45,832,563

TOTAL INVESTMENTS—107.9% (cost $500,543,290)		606,651,804
Liabilities in excess of other assets — (7.9)%		(44,230,874)

NET ASSETS — 100.0%		$562,420,930

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,264 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,814,833; cash collateral of $44,872,163 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $3,264 is 0.0% of net assets.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$15,593,129	$—
Austria	—	4,044,542	—
Canada.	71,581,310	—	—
France	—	25,789,793	—
Germany	—	2,137,032	—
Ghana.	3,505,568	—	—
Japan	—	7,266,979	—
Mexico	2,868,255	—	—
Norway	3,059,718	6,223,901	—
Portugal	—	7,358,495	—
South Africa	—	2,004,041	3,264
South Korea.	—	3,399,035	—
United Kingdom	7,739,380	—	—
United States	375,219,596	23,025,203	—
Short-Term Investments
Affiliated Mutual Funds	45,832,563	—	—

Total	$509,806,390	$96,842,150	$3,264

Country Classification:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

United States (including 8.0% of collateral for securities on loan)	79.1%
Canada	12.8
France	4.5
Australia	2.7
Norway	1.6
United Kingdom	1.4
Portugal	1.3
Japan	1.3
Austria	0.7

Ghana	0.6%
South Korea	0.6
Mexico	0.5
Germany	0.4
South Africa	0.4

107.9
Liabilities in excess of other assets	(7.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2024, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$256

For the six months ended June 30, 2024, the Portfolio did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Sold (1)	$121,890

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$43,814,833	$(43,814,833)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $43,814,833:
Unaffiliated investments (cost $454,711,742)	$560,819,241
Affiliated investments (cost $45,831,548)	45,832,563
Foreign currency, at value (cost $151,071)	150,586
Tax reclaim receivable	1,824,906
Dividends and interest receivable	515,955
Receivable for Portfolio shares sold	20,980
Receivable from affiliate.	3,089
Prepaid expenses and other assets	3,199

Total Assets	609,170,519

LIABILITIES
Payable to broker for collateral for securities on loan	44,872,163
Payable to affiliate	1,265,528
Accrued expenses and other liabilities	328,907
Management fee payable	204,462
Payable for Portfolio shares purchased	61,009
Distribution fee payable	12,028
Administration fee payable	4,302
Affiliated transfer agent fee payable	1,190

Total Liabilities	46,749,589

NET ASSETS	$562,420,930

Net assets were comprised of:
Partners’ Equity.	$562,420,930

Class I:
Net asset value and redemption price per share, $503,854,652 / 11,034,913 outstanding shares of beneficial interest	$45.66

Class II:
Net asset value and redemption price per share, $35,165,425 / 814,295 outstanding shares of beneficial interest	$43.19

Class III:
Net asset value and redemption price per share, $23,400,853 / 515,978 outstanding shares of beneficial interest	$45.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $469,787 foreign withholding tax, of which $2,305 is reimbursable by an affiliate)	$8,416,008
Affiliated dividend income	87,690
Income from securities lending, net (including affiliated income of $49,997)	54,465
Interest income	26,786

Total income	8,584,949

EXPENSES
Management fee	1,261,724
Distribution fee—Class II	43,810
Distribution fee—Class III	30,711
Administration fee—Class II	26,286
Custodian and accounting fees	52,310
Professional Fees	25,697
Shareholders’ reports	25,509
Audit fee	15,221
Trustees’ fees	8,537
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,717
Miscellaneous	16,741

Total expenses	1,512,263
Less: Fee waivers and/or expense reimbursement	(22,431)

Net expenses	1,489,832

NET INVESTMENT INCOME (LOSS)	7,095,117

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,969))	3,851,664
Forward currency contract transactions	256
Foreign currency transactions	(15,237)

3,836,683

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $(6,023))	26,473,313
Foreign currencies	(13,888)

26,459,425

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	30,296,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,391,225

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,095,117	$13,830,257
Net realized gain (loss) on investment and foreign currency transactions	3,836,683	18,889,995
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,459,425	(21,818,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,391,225	10,902,232

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	5,743,685	81,300,058
Portfolio shares purchased	(37,353,283)	(73,536,303)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(31,609,598)	7,763,755

TOTAL INCREASE (DECREASE)	5,781,627	18,665,987
NET ASSETS:
Beginning of period	556,639,303	537,973,316

End of period.	$562,420,930	$556,639,303

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 42.69		$ 41.86	$ 34.30	$ 27.33	$ 24.34	$ 21.99

Income (Loss) From Investment Operations:
Net investment income (loss)	0.57		1.13	1.23	0.77	0.49	0.72
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.40		(0.30)	6.33	6.20	2.50	1.63

Total from investment operations	2.97		0.83	7.56	6.97	2.99	2.35

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$ 45.66		$ 42.69	$ 41.86	$ 34.30	$ 27.33	$ 24.34

Total Return(d)	6.96%		1.98%	22.04%	25.50%	12.28%	10.69	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 503.9		$ 497.0	$ 497.9	$ 419.2	$ 351.8	$ 332.2
Average net assets (in millions)	$ 503.9		$ 482.4	$ 477.7	$ 402.7	$ 284.9	$ 338.8
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.50	%(g)	0.50%	0.49%	0.50%	0.54%	0.53%
Expenses before waivers and/or expense reimbursement	0.51	%(g)	0.51%	0.50%	0.51%	0.55%	0.54%
Net investment income (loss)	2.57	%(g)	2.68%	3.14%	2.39%	2.28%	3.04%
Portfolio turnover rate(h)	10%		94%	109%	79%	136%	132%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 40.46		$ 39.83	$ 32.77	$ 26.21	$ 23.44	$ 21.26

Income (Loss) From Investment Operations:
Net investment income (loss)	0.46		0.92	1.04	0.58	0.41	0.61
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.27		(0.29)	6.02	5.98	2.36	1.57

Total from investment operations	2.73		0.63	7.06	6.56	2.77	2.18

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$ 43.19		$ 40.46	$ 39.83	$ 32.77	$ 26.21	$ 23.44

Total Return(d)	6.75%		1.58%	21.54%	25.03%	11.82%	10.25	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 35.2		$ 35.0	$ 34.0	$ 25.6	$ 32.5	$ 49.5
Average net assets (in millions)	$ 35.2		$ 34.5	$ 33.5	$ 27.8	$ 37.6	$ 50.1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.90	%(g)	0.90%	0.89%	0.90%	0.94%	0.93%
Expenses before waivers and/or expense reimbursement	0.91	%(g)	0.91%	0.90%	0.91%	0.95%	0.94%
Net investment income (loss)	2.17	%(g)	2.28%	2.77%	1.89%	2.05%	2.63%
Portfolio turnover rate(h)	10%		94%	109%	79%	136%	132%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2024		Year Ended December 31,		April 26, 2021(i) through December 31, 2021
			2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$42.46		$41.73	$34.24	$31.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.51		0.86	1.17	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.38		(0.13)	6.32	3.02

Total from investment operations	2.89		0.73	7.49	3.22

Net Asset Value, end of period	$45.35		$42.46	$41.73	$34.24

Total Return(d)	6.81%		1.75%	21.88%	10.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$23.4		$24.7	$6.1	$1.0
Average net assets (in millions)	$24.7		$5.9	$3.7	$0.3
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.75	%(g)	0.76%	0.73%	0.72	%(j)
Expenses before waivers and/or expense reimbursement	0.76	%(g)	0.77%	0.74%	0.73	%(j)
Net investment income (loss)	2.32	%(g)	1.99%	2.95%	0.82	%(j)
Portfolio turnover rate(h)	10%		94%	109%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.8%
COMMON STOCKS — 50.0%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.*	1,900	$559,056
BAE Systems PLC (United Kingdom)	2,797	46,589
Boeing Co. (The)*	16,250	2,957,663
General Dynamics Corp.	6,600	1,914,924
General Electric Co.	31,078	4,940,470
Howmet Aerospace, Inc.	10,980	852,377
Huntington Ingalls Industries, Inc.	1,000	246,330
Kongsberg Gruppen ASA (Norway)	110	8,958
L3Harris Technologies, Inc.	5,370	1,205,995
Lockheed Martin Corp.	6,120	2,858,652
Northrop Grumman Corp.	3,822	1,666,201
Rheinmetall AG (Germany)	35	17,837
Rolls-Royce Holdings PLC (United Kingdom)*	24,597	141,266
RTX Corp.	37,755	3,790,224
Safran SA (France)	561	118,235
Singapore Technologies Engineering Ltd. (Singapore)	1,700	5,413
Textron, Inc.	5,700	489,402
TransDigm Group, Inc.	1,600	2,044,176

		23,863,768

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,200	281,984
Expeditors International of Washington, Inc.	4,000	499,160
FedEx Corp.	6,380	1,912,979
United Parcel Service, Inc. (Class B Stock)	20,800	2,846,480

		5,540,603

Automobile Components — 0.0%
Aptiv PLC*	7,700	542,234
BorgWarner, Inc.	7,100	228,904
Cie Generale des Etablissements Michelin SCA (France)	350	13,528
Sumitomo Electric Industries Ltd. (Japan)	2,800	43,777

		828,443

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	277	26,202
Ford Motor Co.	112,285	1,408,054
General Motors Co.	32,400	1,505,304
Mazda Motor Corp. (Japan)	9,400	90,625
Stellantis NV	2,150	42,503
Subaru Corp. (Japan)	4,700	99,947
Tesla, Inc.*	78,720	15,577,114
Toyota Motor Corp. (Japan)	4,600	94,380
Volvo Car AB (Sweden) (Class B Stock)*	20,702	64,011

		18,908,140

Banks — 1.7%
ABN AMRO Bank NV (Netherlands), 144A, CVA	393	6,455

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
AIB Group PLC (Ireland)	9,372	$49,494
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,282	103,216
Banco BPM SpA (Italy)	1,107	7,124
Banco Santander SA (Spain)	13,259	61,691
Bank Hapoalim BM (Israel)	672	5,935
Bank of America Corp.	193,141	7,681,218
Barclays PLC (United Kingdom)	38,351	101,339
BOC Hong Kong Holdings Ltd. (China)	2,000	6,171
CaixaBank SA (Spain)	4,951	26,293
Citigroup, Inc.	54,135	3,435,407
Citizens Financial Group, Inc.	13,600	490,008
Commerzbank AG (Germany)	726	11,012
Commonwealth Bank of Australia (Australia)	206	17,451
Credit Agricole SA (France)	3,867	52,802
DBS Group Holdings Ltd. (Singapore)	1,100	28,973
DNB Bank ASA (Norway)	764	14,990
Erste Group Bank AG (Austria)	715	33,845
Fifth Third Bancorp	20,021	730,566
Hang Seng Bank Ltd. (Hong Kong)	500	6,428
HSBC Holdings PLC (United Kingdom)	18,775	162,066
Huntington Bancshares, Inc.	41,736	550,080
Intesa Sanpaolo SpA (Italy)	29,780	110,675
JPMorgan Chase & Co.	81,545	16,493,292
KeyCorp(a)	26,900	382,249
M&T Bank Corp.	4,905	742,421
Mitsubishi UFJ Financial Group, Inc. (Japan)	5,800	62,594
National Australia Bank Ltd. (Australia)	4,872	117,489
NatWest Group PLC (United Kingdom)	5,661	22,271
Nordea Bank Abp (Finland)	4,945	58,949
Oversea-Chinese Banking Corp. Ltd. (Singapore)	11,200	118,937
PNC Financial Services Group, Inc. (The)	11,333	1,762,055
Regions Financial Corp.	26,603	533,124
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,195	17,668
Swedbank AB (Sweden) (Class A Stock)	708	14,584
Truist Financial Corp.	38,401	1,491,879
U.S. Bancorp	44,785	1,777,965
UniCredit SpA (Italy)	3,008	111,314
United Overseas Bank Ltd. (Singapore).	800	18,453
Wells Fargo & Co.	98,964	5,877,472
Westpac Banking Corp. (Australia)	2,850	51,605

		43,347,560

Beverages — 0.7%
Asahi Group Holdings Ltd. (Japan)	300	10,615
Brown-Forman Corp. (Class B Stock)(a)	5,275	227,827
Coca-Cola Co. (The)	111,501	7,097,039
Coca-Cola HBC AG (Italy)*	184	6,262
Constellation Brands, Inc. (Class A Stock)(a)	4,540	1,168,051
Keurig Dr. Pepper, Inc.	29,600	988,640
Kirin Holdings Co. Ltd. (Japan)	500	6,459

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)(a)	5,600	$284,648
Monster Beverage Corp.*	20,100	1,003,995
PepsiCo, Inc.	39,007	6,433,425

		17,226,961

Biotechnology — 0.9%
AbbVie, Inc.	50,101	8,593,324
Amgen, Inc.	15,337	4,792,046
Biogen, Inc.*	4,060	941,189
Gilead Sciences, Inc.	35,300	2,421,933
Incyte Corp.*	4,940	299,463
Moderna, Inc.*	9,550	1,134,062
Regeneron Pharmaceuticals, Inc.*	3,040	3,195,131
Vertex Pharmaceuticals, Inc.*	7,200	3,374,784

		24,751,932

Broadline Retail — 2.0%
Amazon.com, Inc.*	260,000	50,245,000
eBay, Inc.(a)	14,300	768,196
Etsy, Inc.*	3,700	218,226
Next PLC (United Kingdom)	156	17,802
Prosus NV (China)*	1,208	42,955
Rakuten Group, Inc. (Japan)*	1,300	6,735

		51,298,914

Building Products — 0.2%
A.O. Smith Corp.	3,300	269,874
AGC, Inc. (Japan)	200	6,508
Allegion PLC	2,533	299,274
Builders FirstSource, Inc.*	3,400	470,594
Carrier Global Corp.	24,002	1,514,046
Cie de Saint-Gobain SA (France)	686	53,353
Johnson Controls International PLC	19,422	1,290,980
Masco Corp.(a)	6,200	413,354
ROCKWOOL A/S (Denmark) (Class B Stock)	15	6,081
Trane Technologies PLC	6,300	2,072,259

		6,396,323

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	2,565	98,857
Ameriprise Financial, Inc.	2,820	1,204,676
Amundi SA (France), 144A	78	5,045
Bank of New York Mellon Corp. (The)	21,158	1,267,153
BlackRock, Inc.	3,970	3,125,660
Blackstone, Inc.	20,300	2,513,140
Cboe Global Markets, Inc.	3,000	510,180
Charles Schwab Corp. (The)	42,350	3,120,771
CME Group, Inc.	10,100	1,985,660
Daiwa Securities Group, Inc. (Japan)	6,100	46,832
Deutsche Bank AG (Germany)	5,322	85,059
Euronext NV (Netherlands), 144A	72	6,672
FactSet Research Systems, Inc.(a)	1,000	408,270
Franklin Resources, Inc.	8,700	194,445
Goldman Sachs Group, Inc. (The)	9,080	4,107,066
Hargreaves Lansdown PLC (United Kingdom)	525	7,484

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Intercontinental Exchange, Inc.	16,455	$2,252,525
Invesco Ltd.	14,300	213,928
KKR & Co., Inc.	19,100	2,010,084
MarketAxess Holdings, Inc.	1,020	204,541
Moody’s Corp.	4,450	1,873,138
Morgan Stanley	36,019	3,500,687
MSCI, Inc.	2,120	1,021,310
Nasdaq, Inc.	10,800	650,808
Nomura Holdings, Inc. (Japan)	2,500	14,441
Northern Trust Corp.	6,000	503,880
Raymond James Financial, Inc.	5,450	673,674
S&P Global, Inc.	8,960	3,996,160
State Street Corp.	8,900	658,600
T. Rowe Price Group, Inc.	6,500	749,515
UBS Group AG (Switzerland)	2,657	78,036

		37,088,297

Chemicals — 0.7%
Air Products & Chemicals, Inc.	6,300	1,625,715
Albemarle Corp.	3,500	334,320
Celanese Corp.(a)	2,800	377,692
CF Industries Holdings, Inc.	5,500	407,660
Corteva, Inc.	20,047	1,081,335
Dow, Inc.	19,947	1,058,188
DuPont de Nemours, Inc.	12,247	985,761
Eastman Chemical Co.	3,400	333,098
Ecolab, Inc.	7,300	1,737,400
FMC Corp.(a)	3,400	195,670
Givaudan SA (Switzerland)	3	14,210
International Flavors & Fragrances, Inc.	7,200	685,512
Linde PLC	13,700	6,011,697
LyondellBasell Industries NV (Class A Stock)	7,300	698,318
Mitsubishi Chemical Group Corp. (Japan)	3,800	21,173
Mosaic Co. (The)	9,200	265,880
Nippon Paint Holdings Co. Ltd. (Japan)	800	5,230
Nippon Sanso Holdings Corp. (Japan)	1,900	56,425
Orica Ltd. (Australia)	966	11,472
PPG Industries, Inc.	6,800	856,052
Sherwin-Williams Co. (The)	6,550	1,954,716
Solvay SA (Belgium)	806	28,423

		18,745,947

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	7,224	69,711
Cintas Corp.	2,480	1,736,645
Copart, Inc.*	24,800	1,343,168
Republic Services, Inc.	6,165	1,198,106
Rollins, Inc.	8,200	400,078
Veralto Corp.	6,333	604,612
Waste Management, Inc.	10,242	2,185,028

		7,537,348

Communications Equipment — 0.4%
Arista Networks, Inc.*	7,200	2,523,456
Cisco Systems, Inc.	115,000	5,463,650
F5, Inc.*	1,700	292,791

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Juniper Networks, Inc.	9,900	$360,954
Motorola Solutions, Inc.	4,789	1,848,793
Nokia OYJ (Finland)	13,933	53,030

		10,542,674

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	174	7,515
Eiffage SA (France)	642	59,004
Obayashi Corp. (Japan)	8,100	96,798
Quanta Services, Inc.	4,000	1,016,360
Shimizu Corp. (Japan)	6,700	37,757
Taisei Corp. (Japan)	200	7,441
Vinci SA (France)	767	80,845

		1,305,720

Construction Materials — 0.1%
Heidelberg Materials AG (Germany)	924	95,518
Holcim AG*	1,386	122,511
Martin Marietta Materials, Inc.	1,740	942,732
Vulcan Materials Co.	3,600	895,248

		2,056,009

Consumer Finance — 0.3%
American Express Co.	16,100	3,727,955
Capital One Financial Corp.	10,861	1,503,706
Discover Financial Services	7,040	920,902
Synchrony Financial(a)	11,872	560,240

		6,712,803

Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	431	6,107
Coles Group Ltd. (Australia)	1,152	13,051
Costco Wholesale Corp.	12,700	10,794,873
Dollar General Corp.(a)	6,400	846,272
Dollar Tree, Inc.*	5,965	636,883
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	97,463
Kroger Co. (The)	19,492	973,236
Sysco Corp.(a)	14,500	1,035,155
Target Corp.	13,060	1,933,402
Tesco PLC (United Kingdom)	5,446	21,037
Walgreens Boots Alliance, Inc.(a)	22,300	269,718
Walmart, Inc.	121,300	8,213,223

		24,840,420

Containers & Packaging — 0.1%
Amcor PLC	43,850	428,853
Avery Dennison Corp.	2,300	502,895
Ball Corp.	8,800	528,176
International Paper Co.(a)	9,973	430,335
Packaging Corp. of America	2,500	456,400
Smurfit Kappa Group PLC (Ireland)	971	43,238
Westrock Co.	7,744	389,213

		2,779,110

Distributors — 0.1%
Genuine Parts Co.	4,000	553,280

	Shares	Value

COMMON STOCKS (continued)
Distributors (cont’d.)
LKQ Corp.	7,900	$328,561
Pool Corp.(a)	1,080	331,916

		1,213,757

Diversified REITs — 0.0%
GPT Group (The) (Australia)	1,408	3,754
Stockland (Australia)	1,757	4,867

		8,621

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	203,536	3,889,573
Deutsche Telekom AG (Germany)	5,101	128,216
Koninklijke KPN NV (Netherlands)	19,452	74,554
Orange SA (France)	1,596	16,009
Telstra Group Ltd. (Australia)	3,256	7,861
Verizon Communications, Inc.	119,476	4,927,190

		9,043,403

Electric Utilities — 0.8%
Alliant Energy Corp.	7,400	376,660
American Electric Power Co., Inc.(a)	14,860	1,303,816
Chubu Electric Power Co., Inc. (Japan)	3,900	46,072
Constellation Energy Corp.	8,904	1,783,204
Duke Energy Corp.	21,761	2,181,105
Edison International	11,300	811,453
Endesa SA (Spain)	348	6,539
Enel SpA (Italy)	17,178	119,195
Entergy Corp.	6,000	642,000
Evergy, Inc.	6,700	354,899
Eversource Energy	10,300	584,113
Exelon Corp.	28,613	990,296
FirstEnergy Corp.	15,156	580,020
Iberdrola SA (Spain)	7,291	94,600
Kansai Electric Power Co., Inc. (The) (Japan)	1,100	18,471
NextEra Energy, Inc.	58,300	4,128,223
NRG Energy, Inc.	6,000	467,160
PG&E Corp.	61,400	1,072,044
Pinnacle West Capital Corp.	3,200	244,416
PPL Corp.	21,200	586,180
Southern Co. (The)	31,000	2,404,670
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,600	30,156
Xcel Energy, Inc.	15,910	849,753

		19,675,045

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	3,309	183,487
AMETEK, Inc.	6,600	1,100,286
Eaton Corp. PLC	11,337	3,554,716
Emerson Electric Co	16,400	1,806,624
GE Vernova, Inc.*	7,794	1,336,749
Generac Holdings, Inc.*(a)	1,900	251,218
Hubbell, Inc.	1,400	511,672
Legrand SA (France)	210	20,844
Nidec Corp. (Japan)	1,100	49,500
Rockwell Automation, Inc.(a)	3,100	853,368
Schneider Electric SE	24	5,754

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Siemens Energy AG (Germany)*	500	$13,037

		9,687,255

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	34,400	2,317,528
CDW Corp.	3,850	861,784
Corning, Inc.	22,600	878,010
Jabil, Inc.	3,400	369,886
Keysight Technologies, Inc.*	5,100	697,425
TDK Corp. (Japan)	2,100	129,133
TE Connectivity Ltd.	8,700	1,308,741
Teledyne Technologies, Inc.*	1,360	527,653
Trimble, Inc.*	6,800	380,256
Yokogawa Electric Corp. (Japan)	300	7,286
Zebra Technologies Corp. (Class A Stock)*	1,370	423,234

		7,900,936

Energy Equipment & Services — 0.1%
Baker Hughes Co.	28,798	1,012,826
Halliburton Co.	25,100	847,878
Schlumberger NV	41,124	1,940,230
Tenaris SA	420	6,461

		3,807,395

Entertainment — 0.6%
CTS Eventim AG & Co. KGaA (Germany)	66	5,494
Electronic Arts, Inc.(a)	7,000	975,310
Konami Group Corp. (Japan)	800	57,844
Live Nation Entertainment, Inc.*	4,100	384,334
Netflix, Inc.*	12,230	8,253,782
Nintendo Co. Ltd. (Japan)	500	26,701
Sea Ltd. (Singapore), ADR*	400	28,568
Take-Two Interactive Software, Inc.*	4,500	699,705
Walt Disney Co. (The)	51,782	5,141,435
Warner Bros Discovery, Inc.*	63,876	475,237

		16,048,410

Financial Services — 1.9%\
Berkshire Hathaway, Inc. (Class B Stock)*	51,555	20,972,574
Corpay, Inc.*	2,100	559,461
EXOR NV (Netherlands)	78	8,148
Fidelity National Information Services, Inc.	16,000	1,205,760
Fiserv, Inc.*	17,200	2,563,488
Global Payments, Inc.	7,177	694,016
Investor AB (Sweden) (Class B Stock)	4,529	124,108
Jack Henry & Associates, Inc.	2,100	348,642
Mastercard, Inc. (Class A Stock)	23,450	10,345,202
PayPal Holdings, Inc.*	30,100	1,746,703
Visa, Inc. (Class A Stock)	44,700	11,732,409

		50,300,511

Food Products — 0.4%
Archer-Daniels-Midland Co.	14,226	859,962

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Associated British Foods PLC (United Kingdom)	694	$21,669
Bunge Global SA(a)	4,200	448,434
Campbell Soup Co.	5,700	257,583
Conagra Brands, Inc.	14,500	412,090
General Mills, Inc.(a)	16,200	1,024,812
Hershey Co. (The)	4,200	772,086
Hormel Foods Corp.	8,400	256,116
J.M. Smucker Co. (The)	3,200	348,928
Kellanova	7,600	438,368
Kraft Heinz Co. (The)	22,967	739,997
Lamb Weston Holdings, Inc.	4,000	336,320
McCormick & Co., Inc.	7,340	520,700
Mondelez International, Inc. (Class A Stock)	38,053	2,490,188
Mowi ASA (Norway)	2,511	41,734
Nestle SA.	1,502	153,316
Orkla ASA (Norway)	672	5,449
Tyson Foods, Inc. (Class A Stock)	8,300	474,262
WH Group Ltd. (Hong Kong), 144A	107,000	70,428
Wilmar International Ltd. (China)	28,000	63,847

		9,736,289

Gas Utilities — 0.0%
Atmos Energy Corp.	4,400	513,260
Osaka Gas Co. Ltd. (Japan)	300	6,630
Tokyo Gas Co. Ltd. (Japan)	3,500	75,348

		595,238

Ground Transportation — 0.5%
CSX Corp.	55,500	1,856,475
J.B. Hunt Transport Services, Inc.	2,200	352,000
Norfolk Southern Corp.	6,400	1,374,016
Old Dominion Freight Line, Inc.	4,930	870,638
Uber Technologies, Inc.*	59,300	4,309,924
Union Pacific Corp.	17,260	3,905,248

		12,668,301

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	49,350	5,127,958
Alcon, Inc. (Switzerland)	123	10,934
Align Technology, Inc.*	1,840	444,231
Baxter International, Inc.	14,700	491,715
Becton, Dickinson & Co.	8,210	1,918,759
Boston Scientific Corp.*	42,167	3,247,281
Cochlear Ltd. (Australia)	420	92,711
Cooper Cos., Inc. (The)	5,760	502,848
Demant A/S (Denmark)*	120	5,197
Dexcom, Inc.*	11,460	1,299,335
Edwards Lifesciences Corp.*	17,000	1,570,290
GE HealthCare Technologies, Inc.	11,992	934,417
Hologic, Inc.*	7,000	519,750
IDEXX Laboratories, Inc.*	2,240	1,091,328
Insulet Corp.*	2,000	403,600
Intuitive Surgical, Inc.*	10,060	4,475,191
Medtronic PLC.	37,690	2,966,580
ResMed, Inc.(a)	4,100	784,822
Solventum Corp.*(a)	4,070	215,221

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
STERIS PLC	2,650	$581,781
Stryker Corp.	9,600	3,266,400
Teleflex, Inc.	1,200	252,396
Zimmer Biomet Holdings, Inc.	6,000	651,180

		30,853,925

Health Care Providers & Services — 1.2%
Cardinal Health, Inc.	7,050	693,156
CenCo.ra, Inc.	4,700	1,058,910
Centene Corp.*	15,150	1,004,445
Cigna Group (The)	8,000	2,644,560
CVS Health Corp.	35,583	2,101,532
DaVita, Inc.*(a)	1,600	221,712
Elevance Health, Inc.	6,600	3,576,276
Fresenius Medical Care AG (Germany) .	1,292	49,376
Fresenius SE & Co. KGaA (Germany)* .	1,177	35,162
HCA Healthcare, Inc.(a)	5,400	1,734,912
Henry Schein, Inc.*(a)	4,000	256,400
Humana, Inc.	3,410	1,274,146
Labcorp Holdings, Inc.	2,300	468,073
McKesson Corp.	3,770	2,201,831
Molina Healthcare, Inc.*	1,550	460,815
Quest Diagnostics, Inc.	3,200	438,016
UnitedHealth Group, Inc.	26,080	13,281,501
Universal Health Services, Inc. (Class B Stock)	1,600	295,888

		31,796,711

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	4,480	524,025
Healthpeak Properties, Inc.	20,000	392,000
Ventas, Inc.	11,568	592,976
Welltower, Inc.	15,900	1,657,575

		3,166,576

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	21,382	384,448

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	1,283	52,499
Airbnb, Inc. (Class A Stock)*	12,400	1,880,212
Aristocrat Leisure Ltd. (Australia)	439	14,538
Booking Holdings, Inc.	960	3,803,040
Caesars Entertainment, Inc.*(a)	6,700	266,258
Carnival Corp.*	29,000	542,880
Chipotle Mexican Grill, Inc.*(a)	39,000	2,443,350
Darden Restaurants, Inc.	3,250	491,790
Domino’s Pizza, Inc.	1,020	526,657
Expedia Group, Inc.*	3,650	459,863
Genting Singapore Ltd. (Singapore)	8,000	5,085
Hilton Worldwide Holdings, Inc.	7,000	1,527,400
InterContinental Hotels Group PLC (United Kingdom)	141	14,816
La Francaise des Jeux SAEM (France), 144A	315	10,729
Las Vegas Sands Corp.	10,350	457,987
Marriott International, Inc. (Class A Stock)	6,828	1,650,806
McDonald’s Corp.	20,400	5,198,736

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International*	7,200	$319,968
Norwegian Cruise Line Holdings Ltd.*	13,800	259,302
Royal Caribbean Cruises Ltd.*	6,700	1,068,181
Starbucks Corp.	32,100	2,498,985
Wynn Resorts Ltd.	2,900	259,550
Yum! Brands, Inc.(a)	8,200	1,086,172

		24,838,804

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	798	4,740
Berkeley Group Holdings PLC (United Kingdom)	1,116	64,482
D.R. Horton, Inc.	8,500	1,197,905
Garmin Ltd.(a)	4,400	716,848
Lennar Corp. (Class A Stock)	7,000	1,049,090
Mohawk Industries, Inc.*	1,540	174,929
NVR, Inc.*	90	682,970
PulteGroup, Inc.	6,122	674,032
Sekisui Chemical Co. Ltd. (Japan)	400	5,553
Sony Group Corp. (Japan)	1,100	93,743

		4,664,292

Household Products — 0.6%
Church & Dwight Co., Inc.	6,900	715,392
Clorox Co. (The)(a)	3,500	477,645
Colgate-Palmolive Co.	23,300	2,261,032
Essity AB (Sweden) (Class B Stock)	3,867	98,859
Henkel AG & Co. KGaA (Germany)	78	6,137
Kimberly-Clark Corp.	9,500	1,312,900
Procter & Gamble Co. (The)	67,525	11,136,223
Reckitt Benckiser Group PLC (United Kingdom)	579	31,323

		16,039,511

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	19,500	342,615
Vistra Corp	9,200	791,016

		1,133,631

Industrial Conglomerates — 0.2%
3M Co.	15,880	1,622,777
Hitachi Ltd. (Japan)	3,000	67,549
Honeywell International, Inc.	18,912	4,038,469
Keppel Ltd. (Singapore)	1,200	5,704
Siemens AG (Germany)	902	167,885
Smiths Group PLC (United Kingdom)	262	5,637

		5,908,021

Industrial REITs — 0.1%
Goodman Group (Australia)	6,232	143,772
Prologis, Inc.	26,284	2,951,956

		3,095,728

Insurance — 1.0%
Aflac, Inc.	14,700	1,312,857
Ageas SA/NV (Belgium)	1,804	82,311
Allianz SE (Germany)	318	88,318

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Allstate Corp. (The)	7,500	$1,197,450
American International Group, Inc.	18,839	1,398,607
Aon PLC (Class A Stock)	6,200	1,820,196
Arch Capital Group Ltd.*	10,700	1,079,523
Arthur J. Gallagher & Co.	6,200	1,607,722
Assurant, Inc.	1,500	249,375
Aviva PLC (United Kingdom)	16,437	99,005
AXA SA (France)	3,628	118,894
Brown & Brown, Inc.(a)	6,900	616,929
Chubb Ltd.	11,486	2,929,849
Cincinnati Financial Corp.	4,637	547,630
Dai-ichi Life Holdings, Inc. (Japan)	2,900	77,661
Everest Group Ltd.	1,240	472,465
Globe Life, Inc.	2,525	207,757
Hannover Rueck SE (Germany)	51	12,910
Hartford Financial Services Group, Inc. (The)	8,400	844,536
Japan Post Holdings Co. Ltd. (Japan)	7,700	76,536
Loews Corp.	5,375	401,727
Marsh & McLennan Cos., Inc.	14,100	2,971,152
Medibank Private Ltd. (Australia)	33,584	83,232
MetLife, Inc.	17,150	1,203,758
MS&AD Insurance Group Holdings, Inc. (Japan)	1,100	24,559
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen (Germany)	320	159,986
Principal Financial Group, Inc.	6,000	470,700
Progressive Corp. (The)	16,600	3,447,986
QBE Insurance Group Ltd. (Australia)	1,081	12,479
Sompo Holdings, Inc. (Japan)	600	12,854
Suncorp Group Ltd. (Australia)	1,095	12,663
T&D Holdings, Inc. (Japan)	500	8,733
Talanx AG (Germany)	81	6,455
Tokio Marine Holdings, Inc. (Japan)	400	15,032
Travelers Cos., Inc. (The)	6,435	1,308,493
W.R. Berkley Corp.	5,800	455,764
Willis Towers Watson PLC	2,940	770,692

		26,206,796

Interactive Media & Services — 3.3%
Alphabet, Inc. (Class A Stock)	166,800	30,382,620
Alphabet, Inc. (Class C Stock)	138,760	25,451,359
Auto Trader Group PLC (United Kingdom), 144A	783	7,881
Match Group, Inc.*	7,600	230,888
Meta Platforms, Inc. (Class A Stock)	62,230	31,377,611
Scout24 SE (Germany), 144A	77	5,883

		87,456,242

IT Services — 0.5%
Accenture PLC (Class A Stock)	17,800	5,400,698
Akamai Technologies, Inc.*	4,500	405,360
Cognizant Technology Solutions Corp. (Class A Stock)	14,100	958,800
EPAM Systems, Inc.*	1,540	289,689
Gartner, Inc.*	2,200	987,932
GoDaddy, Inc. (Class A Stock)*	3,000	419,130
International Business Machines Corp.	26,100	4,513,995

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
VeriSign, Inc.*	2,500	$444,500
Wix.com Ltd. (Israel)*	700	111,349

		13,531,453

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	9,796
Hasbro, Inc.	4,100	239,850
Shimano, Inc. (Japan)	100	15,454

		265,100

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	8,514	1,103,670
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	540	147,479
Bio-Techne Corp.	4,400	315,260
Charles River Laboratories International, Inc.*(a)	1,360	280,949
Danaher Corp.	18,700	4,672,195
IQVIA Holdings, Inc.*	5,200	1,099,488
Mettler-Toledo International, Inc.*(a)	620	866,506
Revvity, Inc.	3,700	387,982
Thermo Fisher Scientific, Inc.	10,840	5,994,520
Waters Corp.*	1,600	464,192
West Pharmaceutical Services, Inc.	2,000	658,780

		15,991,021

Machinery — 0.8%
Alfa Laval AB (Sweden)	210	9,196
Atlas Copco AB (Sweden) (Class A Stock)	4,646	87,234
Atlas Copco AB (Sweden) (Class B Stock)	1,156	18,666
Caterpillar, Inc.	14,100	4,696,710
Cummins, Inc.	3,750	1,038,487
Daimler Truck Holding AG (Germany)	2,157	86,028
Deere & Co.	7,240	2,705,081
Dover Corp.	3,800	685,710
Epiroc AB (Sweden) (Class B Stock)	330	6,057
FANUC Corp. (Japan)	300	8,236
Fortive Corp.	9,950	737,295
GEA Group AG (Germany)	1,945	80,860
IDEX Corp.	2,110	424,532
Illinois Tool Works, Inc.	7,600	1,800,896
Indutrade AB (Sweden)	220	5,651
Ingersoll Rand, Inc.	11,600	1,053,744
Knorr-Bremse AG (Germany)	75	5,733
Nordson Corp.(a)	1,500	347,910
Otis Worldwide Corp.	11,501	1,107,086
PACCAR, Inc.	15,014	1,545,541
Parker-Hannifin Corp.	3,685	1,863,910
Pentair PLC	4,577	350,919
Rational AG (Germany)	25	20,728
Schindler Holding AG (Switzerland) (Part. Cert.)	31	7,778
SKF AB (Sweden) (Class B Stock)	3,844	77,254
Snap-on, Inc.	1,500	392,085
Stanley Black & Decker, Inc.	4,247	339,293
Toyota Industries Corp. (Japan)	700	59,546

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Trelleborg AB (Sweden) (Class B Stock)	182	$7,083
Volvo AB (Sweden) (Class B Stock)	4,831	124,130
Wartsila OYJ Abp (Finland)	420	8,142
Westinghouse Air Brake Technologies Corp.	4,851	766,701
Xylem, Inc.	7,100	962,973

		21,431,195

Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. (Japan)	3,200	96,213

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	2,660	795,233
Comcast Corp. (Class A Stock)	111,080	4,349,893
Fox Corp. (Class A Stock)(a)	6,500	223,405
Fox Corp. (Class B Stock)	3,733	119,531
Informa PLC (United Kingdom)	6,819	73,590
Interpublic Group of Cos., Inc. (The)(a)	10,731	312,165
News Corp. (Class A Stock)	10,875	299,824
News Corp. (Class B Stock)(a)	3,500	99,365
Omnicom Group, Inc.(a)	5,700	511,290
Paramount Global (Class B Stock)(a)	14,030	145,772
Publicis Groupe SA (France)	1,162	123,426
Vivendi SE (France)	552	5,769

		7,059,263

Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	394	9,026
BHP Group Ltd. (Australia)	6,520	186,354
BlueScope Steel Ltd. (Australia)	5,704	77,430
Boliden AB (Sweden)	184	5,918
Fortescue Ltd. (Australia)	2,440	34,737
Freeport-McMoRan, Inc.	41,288	2,006,597
Glencore PLC (Australia)	8,705	49,534
JFE Holdings, Inc. (Japan)	1,600	23,092
Newmont Corp.(a)	32,700	1,369,149
Nippon Steel Corp. (Japan)	4,300	91,153
Norsk Hydro ASA (Norway)	960	5,985
Northern Star Resources Ltd. (Australia)	2,631	22,848
Nucor Corp.	6,800	1,074,944
Rio Tinto Ltd. (Australia)	275	21,783
Rio Tinto PLC (Australia)	1,551	101,774
Steel Dynamics, Inc.	4,150	537,425
voestalpine AG (Austria)	1,057	28,576

		5,646,325

Multi-Utilities — 0.3%
Ameren Corp.	7,500	533,325
CenterPoint Energy, Inc.	18,100	560,738
Centrica PLC (United Kingdom)	54,965	93,688
CMS Energy Corp.	8,400	500,052
Consolidated Edison, Inc.	9,800	876,316
Dominion Energy, Inc.	24,415	1,196,335
DTE Energy Co.	6,000	666,060
E.ON SE (Germany)	971	12,762
Engie SA (France)	1,989	28,483

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
NiSource, Inc.	12,400	$357,244
Public Service Enterprise Group, Inc.	14,300	1,053,910
Sempra	17,938	1,364,364
WEC Energy Group, Inc.	9,113	715,006

		7,958,283

Office REITs — 0.0%
Boston Properties, Inc.(a)	4,400	270,864
Gecina SA (France)	44	4,062

		274,926

Oil, Gas & Consumable Fuels — 1.7%
Ampol Ltd. (Australia)	221	4,753
APA Corp.	11,014	324,252
BP PLC	1,319	7,942
Chevron Corp.	48,622	7,605,453
ConocoPhillips	33,219	3,799,589
Coterra Energy, Inc.	22,100	589,407
Devon Energy Corp.	17,900	848,460
Diamondback Energy, Inc.	5,100	1,020,969
ENEOS Holdings, Inc. (Japan)	2,300	11,853
EOG Resources, Inc.	16,500	2,076,855
EQT Corp.(a)	12,000	443,760
Equinor ASA (Norway)	764	21,884
Exxon Mobil Corp.	127,314	14,656,388
Hess Corp.	7,800	1,150,656
Idemitsu Kosan Co. Ltd. (Japan)	9,800	63,696
Inpex Corp. (Japan)	6,700	98,393
Kinder Morgan, Inc.	54,798	1,088,836
Marathon Oil Corp.	16,182	463,938
Marathon Petroleum Corp.	10,119	1,755,444
Occidental Petroleum Corp.(a)	19,304	1,216,731
ONEOK, Inc.	16,700	1,361,885
Phillips 66	12,138	1,713,522
Repsol SA (Spain)	1,024	16,239
Shell PLC	5,437	195,014
Targa Resources Corp.	6,500	837,070
TotalEnergies SE (France)	3,091	206,954
Valero Energy Corp.	9,400	1,473,544
Williams Cos., Inc. (The)	35,000	1,487,500

		44,540,987

Passenger Airlines — 0.1%
American Airlines Group, Inc.*(a)	20,700	234,531
Delta Air Lines, Inc.	18,800	891,872
Japan Airlines Co. Ltd. (Japan)	2,300	36,340
Singapore Airlines Ltd. (Singapore)	4,300	21,848
Southwest Airlines Co.	17,200	492,092
United Airlines Holdings, Inc.*	9,800	476,868

		2,153,551

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,700	712,880
Kenvue, Inc.	55,100	1,001,718
L’Oreal SA (France)	17	7,483
Unilever PLC (United Kingdom)	3,502	192,215

		1,914,296

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	683	$106,297
Bristol-Myers Squibb Co.	57,570	2,390,882
Catalent, Inc.*	5,000	281,150
Chugai Pharmaceutical Co. Ltd. (Japan)	700	24,926
Daiichi Sankyo Co. Ltd. (Japan)	500	17,377
Eli Lilly & Co.	22,760	20,606,449
GSK PLC	7,842	150,835
Hikma Pharmaceuticals PLC (Jordan)	198	4,718
Johnson & Johnson	68,908	10,071,593
Merck & Co., Inc.	71,933	8,905,305
Novartis AG (Switzerland)	2,600	276,826
Novo Nordisk A/S (Denmark) (Class B Stock)	3,518	503,373
Ono Pharmaceutical Co. Ltd. (Japan)	3,900	53,287
Orion OYJ (Finland) (Class B Stock)	110	4,691
Otsuka Holdings Co. Ltd. (Japan)	400	16,899
Pfizer, Inc.	160,870	4,501,143
Roche Holding AG	816	226,080
Sanofi SA	944	91,042
Shionogi & Co. Ltd. (Japan)	2,500	97,371
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	500	8,125
Viatris, Inc.	35,986	382,531
Zoetis, Inc.	12,900	2,236,344

		50,957,244

Professional Services — 0.3%
Automatic Data Processing, Inc.	11,500	2,744,935
Broadridge Financial Solutions, Inc.(a)	3,400	669,800
Computershare Ltd. (Australia)	480	8,395
Dayforce, Inc.*(a)	4,550	225,680
Equifax, Inc.	3,400	824,364
Experian PLC	786	36,515
Jacobs Solutions, Inc.	3,700	516,927
Leidos Holdings, Inc.	4,100	598,108
Paychex, Inc.(a)	9,100	1,078,896
Paycom Software, Inc.	1,320	188,813
Recruit Holdings Co. Ltd. (Japan)	2,200	118,376
Verisk Analytics, Inc.	4,200	1,132,110
Wolters Kluwer NV (Netherlands)	198	32,697

		8,175,616

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	8,700	775,257
CoStar Group, Inc.*	11,900	882,266
Daito Trust Construction Co. Ltd. (Japan)	100	10,351
Mitsubishi Estate Co. Ltd. (Japan)	1,000	15,743
Nomura Real Estate Holdings, Inc. (Japan)	3,200	80,555

		1,764,172

Residential REITs — 0.2%
AvalonBay Communities, Inc.	4,075	843,077
Camden Property Trust(a)	3,200	349,152
Equity Residential	10,100	700,334
Essex Property Trust, Inc.	1,750	476,350

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (cont’d.)
Invitation Homes, Inc.	16,800	$602,952
Mid-America Apartment Communities, Inc.	3,500	499,135
UDR, Inc.	8,700	358,005

		3,829,005

Retail REITs — 0.1%
Federal Realty Investment Trust	2,100	212,037
Kimco Realty Corp.	19,200	373,632
Klepierre SA (France)	2,277	60,791
Realty Income Corp.	25,000	1,320,500
Regency Centers Corp.	4,700	292,340
Scentre Group (Australia)	3,778	7,831
Simon Property Group, Inc.	9,193	1,395,497
Unibail-Rodamco-Westfield (France)	238	18,809
Vicinity Ltd. (Australia)	29,154	35,847

		3,717,284

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.*	45,899	7,445,277
Analog Devices, Inc.	14,047	3,206,368
Applied Materials, Inc.	23,600	5,569,364
ASM International NV (Netherlands)	132	100,898
ASML Holding NV (Netherlands)	402	409,705
Broadcom, Inc.	12,370	19,860,406
Disco Corp. (Japan)	400	152,360
Enphase Energy, Inc.*(a)	4,000	398,840
First Solar, Inc.*	2,900	653,834
Intel Corp.	121,800	3,772,146
KLA Corp.	3,810	3,141,383
Lam Research Corp.	3,710	3,950,593
Microchip Technology, Inc.(a)	15,500	1,418,250
Micron Technology, Inc.	31,400	4,130,042
Monolithic Power Systems, Inc.	1,360	1,117,485
NVIDIA Corp.	698,500	86,292,690
NXP Semiconductors NV (China)	7,200	1,937,448
ON Semiconductor Corp.*	12,300	843,165
Qorvo, Inc.*	2,807	325,724
QUALCOMM, Inc.	31,700	6,314,006
SCREEN Holdings Co. Ltd. (Japan)	100	9,066
Skyworks Solutions, Inc.	4,500	479,610
Teradyne, Inc.	4,600	682,134
Texas Instruments, Inc.	25,800	5,018,874
Tokyo Electron Ltd. (Japan)	500	109,450

		157,339,118

Software — 5.4%
Adobe, Inc.*	12,720	7,066,469
ANSYS, Inc.*	2,400	771,600
Autodesk, Inc.*	6,000	1,484,700
Cadence Design Systems, Inc.*	7,600	2,338,900
Crowdstrike Holdings, Inc. (Class A Stock)*	6,400	2,452,416
Fair Isaac Corp.*	710	1,056,949
Fortinet, Inc.*	18,000	1,084,860
Gen Digital, Inc.	15,878	396,632
Intuit, Inc.	7,940	5,218,247
Microsoft Corp.	211,020	94,315,389

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Monday.com Ltd.*	100	$24,076
Nemetschek SE (Germany)	488	47,642
Nice Ltd. (Israel)*	53	9,118
Oracle Corp.	45,250	6,389,300
Palo Alto Networks, Inc.*	9,100	3,084,991
PTC, Inc.*(a)	3,400	617,678
Roper Technologies, Inc.(a)	3,080	1,736,073
Salesforce, Inc.	27,550	7,083,105
SAP SE (Germany)	335	67,293
ServiceNow, Inc.*	5,810	4,570,553
Synopsys, Inc.*	4,320	2,570,659
Tyler Technologies, Inc.*	1,110	558,086
Xero Ltd. (New Zealand)*	121	10,943

		142,955,679

Specialized REITs — 0.5%
American Tower Corp.	13,160	2,558,041
Crown Castle, Inc.	12,300	1,201,710
Digital Realty Trust, Inc.	9,200	1,398,860
Equinix, Inc.	2,704	2,045,846
Extra Space Storage, Inc.	6,000	932,460
Iron Mountain, Inc.(a)	8,202	735,063
Public Storage	4,420	1,271,413
SBA Communications Corp.	2,900	569,270
VICI Properties, Inc.	29,800	853,472
Weyerhaeuser Co.	21,418	608,057

		12,174,192

Specialty Retail — 0.9%
AutoZone, Inc.*	490	1,452,409
Bath & Body Works, Inc.	6,606	257,964
Best Buy Co., Inc.(a)	5,575	469,917
CarMax, Inc.*(a)	4,700	344,698
Fast Retailing Co. Ltd. (Japan)	200	50,588
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	495	7,841
Home Depot, Inc. (The)	28,150	9,690,356
Industria de Diseno Textil SA (Spain)	3,031	150,409
Lowe’s Cos., Inc.	16,200	3,571,452
O’Reilly Automotive, Inc.*	1,670	1,763,620
Ross Stores, Inc.	9,600	1,395,072
TJX Cos., Inc. (The)	32,100	3,534,210
Tractor Supply Co.	3,100	837,000
Ulta Beauty, Inc.*	1,220	470,761

		23,996,297

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	409,340	86,215,191
Brother Industries Ltd. (Japan)	700	12,365
Canon, Inc. (Japan)	900	24,415
Hewlett Packard Enterprise Co.	37,948	803,359
HP, Inc.	24,448	856,169
Logitech International SA (Switzerland)	1,175	113,083
NetApp, Inc.	5,900	759,920
Seagate Technology Holdings PLC	5,600	578,312
Super Micro Computer, Inc.*(a)	1,400	1,147,090
Western Digital Corp.*	9,203	697,311

		91,207,215

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	140	$33,427
Asics Corp. (Japan)	6,400	98,676
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	338	52,824
Deckers Outdoor Corp.*	720	696,924
Hermes International SCA (France)	67	154,745
Lululemon Athletica, Inc.*(a)	3,100	925,970
LVMH Moet Hennessy Louis Vuitton SE (France)	118	90,599
Moncler SpA (Italy)	177	10,858
NIKE, Inc. (Class B Stock)	34,400	2,592,728
Pandora A/S (Denmark)	325	48,917
Ralph Lauren Corp.	1,000	175,060
Tapestry, Inc.(a)	6,800	290,972

		5,171,700

Tobacco — 0.3%
Altria Group, Inc.	48,700	2,218,285
British American Tobacco PLC (United Kingdom)	2,486	76,369
Imperial Brands PLC (United Kingdom)	4,185	107,089
Japan Tobacco, Inc. (Japan)	400	10,832
Philip Morris International, Inc.	44,200	4,478,786

		6,891,361

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	200	18,640
Fastenal Co.	16,200	1,018,008
Mitsui & Co. Ltd. (Japan)	2,200	50,175
Reece Ltd. (Australia)	4,755	79,409
United Rentals, Inc.	1,880	1,215,852
W.W. Grainger, Inc.	1,220	1,100,733

		3,482,817

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	55	11,137

Water Utilities — 0.0%
American Water Works Co., Inc.	5,700	736,212

Wireless Telecommunication Services — 0.1%
Tele2 AB (Sweden) (Class B Stock)	693	6,995
T-Mobile US, Inc.	14,600	2,572,228
Vodafone Group PLC (United Kingdom)	18,696	16,543

		2,595,766

TOTAL COMMON STOCKS (cost $251,526,306)		1,315,868,246

PREFERRED STOCKS — 0.1%
Banks — 0.0%
Citigroup Capital XIII, 11.961%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	585,400

Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	25,000	601,000

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,191	$106,043

TOTAL PREFERRED STOCKS (cost $1,219,445)		1,292,443

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.5%
iShares Core S&P 500 ETF	24,300	13,297,689
iShares MSCI EAFE ETF(a)	459	35,953

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $7,910,863)		13,333,642

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

ASSET-BACKED SECURITIES — 9.1%
Automobiles — 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	900	857,452
Series 2021-03, Class C
1.410%	08/18/27	900	844,250
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,000	996,347
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,215,788
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,378,667
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,769,960
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,094,330
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,094,906
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	396,347
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,417	1,424,668
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	516	518,476
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	767,670
Series 2021-04, Class C
1.380%	07/15/27	600	564,542
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	969	968,426
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	850,022
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	368,306

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	$2,677,460
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,813,236
Series 2024-01, Class A, 144A
4.870%	08/15/36	3,700	3,669,357
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	182,492
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	498,019
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	2,500	2,495,538
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,186,434
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	3,026,243
Series 2023-03A, Class A, 144A
5.940%	02/25/28	1,500	1,506,671
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,147	3,102,604
Series 2021-01A, Class B, 144A
1.260%	07/14/28	1,800	1,680,158
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,200	3,196,352
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27	1,252	1,219,802
Series 2022-01, Class C
2.560%	04/17/28	1,100	1,087,216
Series 2023-01, Class C
5.090%	05/15/30	600	594,613
Series 2023-03, Class C
5.770%	11/15/30	900	905,831
Series 2023-04, Class C
6.040%	12/15/31	1,600	1,621,655
Series 2024-02, Class C
5.840%	06/17/30	500	504,337
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	200	201,559
Series 2023-01A, Class C, 144A
5.970%	02/20/31	300	304,313
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	2,607	2,607,448
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	1,500	1,500,254
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	400	380,432

			54,072,181

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 6.0%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.855%(c)	04/20/37		6,750	$6,754,267
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	07/20/34		2,000	2,002,618
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
5.647%(c)	01/22/38	EUR	2,500	2,700,048
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.786%(c)	07/20/34		2,500	2,504,746
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.755%(c)	01/25/35		6,520	6,530,638
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.609%(c)	01/17/32		3,394	3,401,166
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.506%(c)	04/15/31	EUR	1,749	1,854,181
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.590%(c)	07/15/30		2,424	2,426,889
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.525%(c)	01/20/35		4,500	4,511,534
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/17/31		6,613	6,612,736
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.854%(c)	04/20/37		7,000	7,003,934
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.672%(c)	05/22/32	EUR	1,740	1,858,026
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,779	3,856,120
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29		20	20,276
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		6,750	6,754,448

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.841%(c)	04/20/37		6,000	$6,006,779
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.600%(c)	04/15/31		668	668,421
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.414%(c)	05/24/38	EUR	6,500	6,983,736
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.598%(c)	02/05/31		109	108,708
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.726%(c)	04/20/34		6,650	6,664,724
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.652%(c)	01/26/38	EUR	7,000	7,556,644
KKR CLO Ltd. (Cayman Islands),
Series 2023-46A, Class A1A, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.175%(c)	04/20/35		5,000	5,014,028
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.619%(c)	10/15/32		6,000	6,003,000
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	04/21/31		1,901	1,902,037
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.342%(c)	05/15/37	EUR	6,750	7,272,416
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.710%(c)	07/15/31		2,252	2,252,202
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.579%(c)	01/15/33		2,500	2,501,750
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.725%(c)	01/20/35		4,600	4,624,338
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.841%(c)	10/30/30		194	194,030

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.686%(c)	07/20/30		2,148	$2,149,473
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.755%(c)	06/20/34		3,750	3,755,866
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.251%(c)	01/20/36		3,750	3,772,593
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.655%(c)	04/25/34		6,000	6,001,200
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
4.837%(c)	07/20/35	EUR	2,000	2,131,607
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34		4,750	4,754,407
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.872%(c)	07/25/34	EUR	3,000	3,202,559
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.046%(c)	07/20/32		7,500	7,506,758
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.015%(c)	01/20/35		2,400	2,419,807
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.830%(c)	04/15/34		2,100	2,102,072
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/31		2,990	2,993,498
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31		1,107	1,107,682

				158,441,962

Consumer Loans — 0.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		700	698,917
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,774,103

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.093%(c)	06/16/36		2,000	$1,995,858
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,441,230

				7,910,108

Credit Cards — 0.3%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.390%(c)	03/15/32	GBP	3,400	4,313,571
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
6.116%(c)	07/15/32	GBP	1,400	1,771,763

				6,085,334

Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		712	703,761
Series 2019-A, Class A5, 144A
3.080%	11/12/41		890	876,418
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,512,778

				3,092,957

Home Equity Loans — 0.1%
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		943	944,183
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		238	237,707
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		189	188,988
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,482	1,483,728

				2,854,606

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		528	462,577

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.210%(c)	03/25/34		125	125,427
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)
6.255%(c)	06/25/34		86	85,318

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.088%(c)	03/15/26^	EUR	677	$541,865

				752,610

Student Loans — 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		408	370,272
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		292	268,894
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		75	70,771
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		76	74,680
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		17	16,667
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		326	315,634
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		421	390,555
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.968%(c)	05/25/70		870	862,256
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		288	279,540
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		345	330,601
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		561	526,680
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		244	239,726
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		767	718,150

				4,464,426

TOTAL ASSET-BACKED SECURITIES (cost $241,428,604)				238,136,761

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49		1,314	1,292,715
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64		3,500	2,909,654
Series 2021-BN35, Class ASB
2.067%	06/15/64		2,300	2,011,554
Series 2021-BN37, Class A4
2.370%	11/15/64		3,900	3,213,625
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51		3,850	3,662,640

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	$3,766,669
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,702,864
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,432,410
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,758,509
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	2,974,655
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	4,700	4,853,383
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,332,446
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	1,917	1,847,956
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,684	2,567,275
Series 2017-P07, Class A3
3.442%	04/14/50	3,564	3,386,121
Commercial Mortgage Trust,
Series 2014-LC17, Class A4
3.648%	10/10/47	1,116	1,111,772
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,338	2,281,367
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,193,267
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.464%(cc)	03/25/26	4,112	81,225
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	4,275	4,156,793
Series 2016-GS03, Class A3
2.592%	10/10/49	3,847	3,647,264
Series 2016-GS04, Class A3
3.178%	11/10/49	3,795	3,612,585
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,423,897
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	461	459,197
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,932	3,867,634
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,624,149
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,306,680

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.794%(c)	04/15/38	1,804	$1,785,626
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	3,980	3,870,960
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,885,274
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,825,021
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,556,255
Series 2019-H07, Class A2
2.492%	07/15/52	5,324	5,310,759
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,469	1,425,103
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,706,538
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,488,149
Series 2018-C14, Class A3
4.180%	12/15/51	2,215	2,123,038
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,274,843
Series 2017-C38, Class A4
3.190%	07/15/50	2,940	2,773,309
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,058,243
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,181,483
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,509,246

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $146,111,187)			134,252,153

CORPORATE BONDS — 11.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,514,389
3.300%	03/01/35	1,920	1,438,335
3.550%	03/01/38	960	695,325
3.900%	05/01/49	1,500	1,007,905
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	876,415

			5,532,369

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	2,856,065
3.557%	08/15/27	360	341,619

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
4.390%	08/15/37		2,075	$1,750,652
6.343%	08/02/30		345	359,863
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30		3,190	3,178,581
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		875	819,927

				9,306,707

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28		1,449	1,368,020
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates
4.000%	04/29/26		194	193,514
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	(a)	1,375	1,190,968
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		590	570,228
4.625%	04/15/29		115	107,157

				3,429,887

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		550	459,656

Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24		3,770	3,700,351
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		750	607,214
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	180,917
4.134%	08/04/25		300	294,373
6.950%	03/06/26		475	482,848
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		585	612,927
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.950%	04/04/34	(a)	1,290	1,290,839

				7,169,469

Banks — 3.6%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26		800	749,100
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34		905	895,547

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,805	$1,485,771
2.496%(ff)	02/13/31		5,165	4,462,960
3.194%(ff)	07/23/30		1,050	952,941
3.824%(ff)	01/20/28		615	592,936
Sub. Notes, MTN
4.000%	01/22/25		1,700	1,682,138
4.200%	08/26/24		745	742,832
4.450%	03/03/26		4,790	4,708,833
Bank of America NA,
Sub. Notes
6.000%	10/15/36	(a)	805	845,873
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30		2,295	2,280,534
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		935	920,595
5.690%(ff)	03/12/30		2,240	2,243,063
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		705	689,262
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26		480	463,803
3.132%(ff)	01/20/33		1,335	1,121,178
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		2,200	2,174,134
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30		635	630,397
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29		1,200	1,216,676
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	1,675	1,637,930
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		2,100	1,749,913
3.200%	10/21/26		670	638,616
3.700%	01/12/26		1,610	1,568,249
3.887%(ff)	01/10/28		560	540,834
Sub. Notes
4.450%	09/29/27		1,485	1,447,631
4.750%	05/18/46		440	377,230
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		1,285	1,285,484
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26		460	436,593
7.146%(ff)	07/13/27		500	510,973
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		595	580,309
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,345	2,153,304

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.750%	02/25/26	(a)	1,165	$1,135,324
3.814%(ff)	04/23/29		440	417,391
3.850%	01/26/27		2,625	2,536,895
Sub. Notes
6.750%	10/01/37		225	242,948
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		395	403,180
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)	540	538,690
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,245	1,228,612
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(oo)	230	223,739
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	(a)	1,585	1,338,253
3.782%(ff)	02/01/28		270	260,137
3.964%(ff)	11/15/48		2,240	1,780,413
4.005%(ff)	04/23/29		1,360	1,301,519
5.299%(ff)	07/24/29		4,890	4,907,074
Sub. Notes
3.875%	09/10/24	(a)	1,930	1,922,249
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		475	481,756
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29		1,740	1,738,733
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29		1,855	1,866,012
6.407%(ff)	11/01/29		3,220	3,359,156
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		2,770	2,266,016
3.772%(ff)	01/24/29		1,295	1,232,959
3.875%	01/27/26		550	537,644
4.431%(ff)	01/23/30		455	439,864
Sr. Unsec’d. Notes, MTN
3.591%(ff)(cc)	07/22/28		1,030	979,350
Sub. Notes, GMTN
4.350%	09/08/26		3,050	2,982,810
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26		3,200	2,991,653
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29		745	791,034
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26		3,000	2,946,044
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		2,250	2,100,336
2.193%(ff)	06/05/26		1,100	1,062,875
3.091%(ff)	05/14/32		560	478,100
4.282%	01/09/28	(a)	980	940,093

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		1,635	$1,617,176
6.491%(ff)	10/23/34		2,555	2,725,386
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,895	2,504,634

				94,063,694

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes
4.700%	02/01/36		1,220	1,162,502
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	(a)	780	640,201

				1,802,703

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41		570	400,224

Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes, 144A
3.500%	02/15/30	(a)	400	364,420
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	286,050

				650,470

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		5	4,132
9.400%	05/15/39		15	19,853
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.419%	11/15/48		160	165,744
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		620	563,193
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		901	924,651
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	(a)	405	385,383

				2,062,956

Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26		EUR 416	429,087
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	715,668

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
7.000%	10/15/37		390	$440,970
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	217,411
4.875%	01/15/28	(a)	735	711,816
5.250%	01/15/30	(a)	265	256,524
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	655,979
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53	(a)	947	917,558

				4,345,013

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	(a)	50	50,938

Diversified Financial Services — 0.3%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,362,221
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		445	444,367
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,490	1,226,971
6.070%	07/12/28	(a)	1,680	1,716,375
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		255	250,031

				6,999,965

Electric — 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28		370	330,572
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,105	1,999,245
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		437	328,107
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36		530	561,982
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	(a)	335	346,332
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,050	928,685
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33		300	333,865

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	$933,125
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	1,867,203
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	142,916
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	2,260	2,223,135
6.050%	04/15/38	530	551,833
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	848,066
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	1,500	1,218,217
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	338,020
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	529,245
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	400,137
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	145,731
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	529,359
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,491,336
6.051%	03/01/25	515	515,764
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	753,188
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	42,898
3.875%	02/15/32(a)	150	128,977
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	212,822
2.450%	12/02/27	345	311,481
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	351,192
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	855	706,125
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	1,856,684

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	$487,180
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	811,894
4.900%	12/15/32	820	806,857
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	537,807
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,000,143
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	814,960
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	267,852
First Ref. Mortgage, Series C
3.600%	02/01/45	690	503,800
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	478,936
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,473,075
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	416,432

			29,525,178

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	490,931
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	398,852
5.500%	07/31/47	1,350	1,118,391

			2,008,174

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	408,732
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	475	475,000
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	450	365,702
5.141%	03/15/52	650	505,819

			1,755,253

Foods — 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	3,000	2,960,489

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40		1,135	$1,211,457
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	(a)	200	181,321
4.375%	01/31/32		575	512,485
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		535	360,049

				5,225,801

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24		207	205,905

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		270	215,012
3.600%	05/01/30		1,600	1,468,423
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	1,930,240

				3,613,675

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		475	437,369

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	508,692
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34		2,650	2,603,597
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		885	635,794
4.625%	05/15/42		330	290,466
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	560,201
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		425	393,820
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52		455	402,904
5.050%	04/15/53		397	368,238
5.200%	04/15/63		1,030	956,155
5.500%	04/15/64		1,380	1,338,357
6.050%	02/15/63		630	662,734

				8,720,958

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31		400	$352,996
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	403,049

				756,045

Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33		2,375	2,406,968
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	815,987
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	716,641
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	147,331
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		650	723,583
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		105	93,106
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,430	1,144,592
6.850%	12/16/39		122	135,918

				6,184,126

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		350	346,277

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		75	71,980
5.500%	05/01/26		425	419,859
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		500	313,375
5.050%	03/30/29	(a)	1,370	1,317,492
6.384%	10/23/35		1,695	1,652,329
6.484%	10/23/45		1,000	914,660
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	(h)	1,920	1,847,473
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		3,695	3,052,917

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		270	$225,664

				9,815,749

Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29		1,750	1,569,678
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34		760	758,639

				2,328,317

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		800	789,139
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29		2,415	2,332,030

				3,121,169

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		965	961,671

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,270	1,188,099
5.500%	12/01/24	(a)	500	498,849

				1,686,948

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		530	450,202
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30		2,222	2,032,318
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		506	463,818
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	209,367
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		440	423,056
8.625%	01/19/29		1,315	1,384,169
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		350	353,408
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28		84	74,419

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30		215	$207,592
6.250%	04/15/32		325	312,725
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26		335	331,238
4.875%	04/03/28		345	341,809
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27		346	331,779
6.500%	03/13/27		130	123,812
6.840%	01/23/30		100	87,940
Gtd. Notes, MTN
6.875%	08/04/26		770	752,675
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		500	460,000
2.250%	07/12/31		545	455,075
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33		635	669,963
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		325	298,504

				9,763,869

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	(a)	300	253,736
6.000%	06/15/29	(a)	725	728,884
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		3,570	3,354,974
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24		450	448,890
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	(a)	75	75,208

				4,861,692

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25		950	937,614
4.050%	11/21/39		140	121,489
4.550%	03/15/35		1,770	1,678,767
4.700%	05/14/45		425	383,887
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,150	1,126,422
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		102	101,037

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	$1,150,279
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	866,136
5.875%	06/01/53	150	143,666
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	510,446
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	650,134
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	379,568

			8,049,445

Pipelines — 0.9%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30(a)	590	602,500
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,582,954
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	37,874
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	910,937
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	784,556
6.125%	12/15/45	120	117,602
6.250%	04/15/49	885	881,652
6.400%	12/01/30	280	294,241
6.550%	12/01/33	4,380	4,634,460
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,551
7.500%	06/01/30	25	26,644
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	365	373,098
6.510%	02/23/42	475	497,562
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	1,575	1,074,414
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,127,268
4.875%	06/01/25	2,275	2,255,304
5.200%	03/01/47	25	22,384
5.500%	02/15/49	700	646,658

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	$137,439
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,125,369
4.500%	03/15/50	245	193,798
6.050%	09/01/33	764	786,774
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	72,895
4.125%	08/15/31	55	49,371
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	68,693
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	961,879
5.150%	03/15/34	370	361,028

			22,652,905

Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	420	339,669
5.250%	05/15/36	1,900	1,828,164
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,235	2,226,671
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	745,488
GLP Capital LP/GLP Financing II, Inc.,
5.375%	04/15/26	725	719,201
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,455,146
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,088,806
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	625	406,474
5.000%	10/15/27(a)	275	229,366
Sun Communities Operating LP,
Gtd. Notes
5.500%	01/15/29	3,005	3,005,341

			14,044,326

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	374,500
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,713,700

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	$3,345,338
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	172,957
3.875%	10/01/31	375	312,906

			5,919,401

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	2,886,862
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43(a)	255	252,612

			3,139,474

Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	1,569	1,429,074
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30(a)	1,375	1,116,311
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32(a)	1,845	1,657,796

			4,203,181

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	346	275,023
3.500%	09/15/53	1,367	927,823
3.650%	09/15/59	4	2,685
4.500%	05/15/35	1,095	1,008,244
5.400%	02/15/34	2,125	2,125,069
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	175	95,623
4.875%	06/15/29	75	43,389
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	250	249,435
10.500%	05/15/30	300	298,561
11.000%	11/15/29	854	875,071
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	2,665	2,640,818
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	819,160
3.750%	04/15/27	200	192,254
3.875%	04/15/30	5,500	5,141,781
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	490	398,240

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
2.550%	03/21/31(a)	1,017	$863,891
2.650%	11/20/40	1,095	754,424
3.150%	03/22/30	1,365	1,230,407

			17,941,898

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	585	623,038
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	739,607
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	350	326,869
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	119,806
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	102,399

			1,911,719

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,608,579

TOTAL CORPORATE BONDS (cost $327,667,864)			308,063,155

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29	60	58,510
Term B-2, 1 Month SOFR + 6.560%
11.904%	04/15/30	60	58,470
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/29	25	17,179
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30	26	17,181
Term Loan —%(p)	06/01/28^	17	14,173

TOTAL FLOATING RATE AND OTHER LOANS (cost $172,497)			165,513

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	173,128

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,409,727

SEE NOTES TO FINANCIAL STATEMENTS.

A45

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	$1,428,601
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	403,526
7.625%	03/01/40	205	242,491

			3,484,345

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	590,704

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,042,442

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,171,040

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,000	1,021,009

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	398,713

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	441,890

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	496,585

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	276,189

TOTAL MUNICIPAL BONDS (cost $8,634,217)			9,096,045

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.982%(cc)	02/25/35	29	27,075
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.335%(c)	09/25/31	1,500	1,499,996
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.085%(c)	01/26/32	515	515,772

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,576	$1,555,603
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	500	436,850
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.181%(cc)	02/25/37	48	46,030
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	435	409,005
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.600%(c)	04/25/50	709	73,875
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.615%(c)	08/25/52	1,691	140,021
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.700%(c)	09/25/50	125	139,999
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.985%(c)	01/25/34	112	112,671
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.185%(c)	09/25/41	3,107	3,100,367
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.335%(c)	01/25/42	799	799,159
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	279	264,724
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,778	48,529
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	271	3,884
Series 5269, Class AD
2.000%	01/25/55	4,501	3,444,291
Freddie Mac Strips,
Series 406, Class PO, PO
1.214%(s)	10/25/53	2,237	1,772,137
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	836	15,195
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,073	20,946
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	3,421	76,900

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	1,840	$22,012
Series 2019-069, Class KB
3.000%	06/20/49	2,400	1,801,548
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,275	34,118
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,776	34,332
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,675	25,932
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	408	100
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	702	11,709
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,181	62,295
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,046	19,866
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	849	19,700
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,789	50,974
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	1,861	37,215
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	657	11,321
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	3,920	59,066
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,438	24,235
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,472	22,304
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52	11,261	309,802
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.100%(c)	05/25/29	116	115,920
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.408%(cc)	07/25/35	7	7,040

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%	10/25/66		205		$201,591
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,425		1,256,581
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.210%(c)	01/25/48		113		109,767
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.935%(c)	04/25/34		919		920,128
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		983		991,742
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.598%(c)	06/24/71	EUR	242		258,717
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.282%(cc)	02/25/34		41		38,804
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
6.060%(c)	02/25/57		179		183,391
Series 2020-04, Class A1, 144A
1.750%	10/25/60		474		419,435

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,767,138)					21,552,675

SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465		391,036
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220		215,050
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745		711,941
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400		389,229
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510		1,532,235
3.375%	07/30/25	EUR	1,200		1,276,305
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		907		883,418

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

SOVEREIGN BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50(a)		340	$229,075
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	440,241
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	800	873,801
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	493	485,905

TOTAL SOVEREIGN BONDS (cost $7,866,611)				7,428,236

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Federal Home Loan Bank
5.500%	07/15/36		850	919,577
Federal Home Loan Mortgage Corp.
1.500%	10/01/36		4,862	4,172,785
1.500%	11/01/50		1,149	859,067
1.500%	04/01/51		607	455,734
2.000%	01/01/32		283	260,968
2.000%	02/01/36		796	705,173
2.000%	06/01/40		654	551,714
2.000%	10/01/40		1,096	925,789
2.000%	09/01/50		2,592	2,046,491
2.000%	11/01/50		1,086	854,609
2.000%	02/01/51		2,040	1,601,396
2.000%	03/01/51		1,045	821,022
2.000%	04/01/51		65	51,431
2.000%	07/01/51		2,477	1,948,804
2.000%	09/01/51		434	345,213
2.500%	03/01/30		132	124,934
2.500%	01/01/51		1,444	1,182,844
2.500%	03/01/51		572	476,502
2.500%	04/01/51		5,088	4,186,559
2.500%	05/01/51		2,334	1,909,715
2.500%	08/01/51		439	360,558
2.500%	08/01/51		2,436	1,998,613
2.500%	09/01/51		4,022	3,307,566
3.000%	10/01/28		81	77,980
3.000%	06/01/29		178	170,926
3.000%	01/01/37		71	65,217
3.000%	06/01/42		119	105,624
3.000%	10/01/42		292	258,299
3.000%	01/01/43		277	244,565
3.000%	07/01/43		749	661,166
3.000%	09/01/46		1,587	1,388,575
3.000%	12/01/46		4,611	4,028,794
3.000%	11/01/49		1,011	872,882
3.000%	02/01/50		1,241	1,071,149
3.000%	05/01/50		260	224,018
3.000%	06/01/51		1,540	1,310,969
3.000%	02/01/52		2,277	1,960,411
3.000%	02/01/52		3,459	2,946,251
3.500%	06/01/42		122	111,525
3.500%	01/01/47		208	189,041

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	02/01/47	338	$305,982
3.500%	03/01/48	2,460	2,223,147
4.000%	06/01/26	51	50,483
4.000%	09/01/26	17	16,673
4.000%	09/01/37	156	150,088
4.000%	11/01/37	1,944	1,870,104
4.000%	03/01/38	137	130,754
4.000%	10/01/39	211	199,125
4.000%	09/01/40	275	260,018
4.000%	12/01/40	133	126,135
4.000%	10/01/41	113	106,761
4.000%	01/01/42	40	37,834
4.000%	04/01/52	778	722,354
4.500%	02/01/39	30	29,196
4.500%	09/01/39	44	43,036
4.500%	10/01/39	401	389,959
4.500%	12/01/39	42	40,630
4.500%	07/01/41	47	45,713
4.500%	07/01/41	1,006	977,651
4.500%	08/01/41	66	63,714
4.500%	08/01/41	80	77,777
4.500%	08/01/41	95	91,120
4.500%	10/01/41	92	88,950
4.500%	12/01/47	80	76,622
4.500%	08/01/48	162	155,304
5.000%	05/01/34	10	9,894
5.000%	05/01/34	106	105,142
5.000%	10/01/35	3	2,577
5.000%	07/01/37	150	148,454
5.000%	05/01/39	22	21,985
5.000%	10/01/52	919	890,225
5.500%	12/01/33	22	22,448
5.500%	01/01/34	19	18,948
5.500%	06/01/34	33	33,530
5.500%	07/01/34	74	74,706
5.500%	05/01/37	20	20,295
5.500%	02/01/38	153	154,196
5.500%	05/01/38	17	17,150
5.500%	07/01/38	43	43,277
6.000%	03/01/32	89	91,503
6.000%	12/01/33	19	19,371
6.000%	11/01/36	19	19,795
6.000%	01/01/37	9	9,063
6.000%	05/01/37	8	8,040
6.000%	02/01/38	1	1,529
6.000%	08/01/39	23	23,286
6.750%	03/15/31	500	565,305
7.000%	05/01/31	2	2,420
7.000%	06/01/31	9	9,509
7.000%	08/01/31	76	78,518
7.000%	10/01/31	5	4,769
Federal National Mortgage Assoc.
1.500%	01/01/36	426	366,562
1.500%	11/01/36	1,497	1,280,598
1.500%	02/01/42	434	350,108
1.500%	11/01/50	3,029	2,271,321
1.500%	12/01/50	3,188	2,391,050
1.500%	01/01/51	951	711,395

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.500%	07/01/51	762	$569,228
2.000%	03/01/31	747	692,626
2.000%	08/01/31	276	254,953
2.000%	01/01/32	1,544	1,422,589
2.000%	05/01/36	428	378,644
2.000%	12/01/36	1,429	1,256,884
2.000%	02/01/37	1,839	1,617,826
2.000%	02/01/41	1,384	1,164,325
2.000%	05/01/41(k)	3,085	2,580,296
2.000%	08/01/50	1,057	829,961
2.000%	10/01/50	6,175	4,874,179
2.000%	11/01/50	1,438	1,135,359
2.000%	01/01/51	1,202	951,021
2.000%	02/01/51	57	45,137
2.000%	03/01/51	6,431	5,051,409
2.000%	04/01/51	2,157	1,696,017
2.000%	04/01/51	2,465	1,937,784
2.000%	05/01/51	19,180	15,083,842
2.000%	07/01/51	471	370,100
2.500%	TBA	10,000	8,173,047
2.500%	07/01/32	660	613,507
2.500%	08/01/32	719	669,551
2.500%	09/01/32	699	650,980
2.500%	01/01/35	4,412	4,026,639
2.500%	07/01/35	2,530	2,356,950
2.500%	10/01/37	513	467,091
2.500%	10/01/43	295	250,114
2.500%	12/01/46	634	536,652
2.500%	03/01/50	615	508,100
2.500%	08/01/50	2,217	1,826,110
2.500%	02/01/51	1,223	1,003,397
2.500%	02/01/51	1,488	1,220,417
2.500%	03/01/51	1,454	1,196,827
2.500%	04/01/51	2,547	2,095,937
2.500%	08/01/51	863	708,662
2.500%	08/01/51	1,328	1,089,971
2.500%	09/01/51	913	749,137
2.500%	12/01/51	3,554	2,943,710
2.500%	02/01/52	430	356,058
2.500%	05/01/52	1,272	1,054,310
3.000%	02/01/27	228	221,451
3.000%	08/01/30	309	294,124
3.000%	05/01/35	2,607	2,418,409
3.000%	07/01/36	1,594	1,478,553
3.000%	11/01/36	520	479,024
3.000%	12/01/42	439	387,665
3.000%	03/01/43	102	90,294
3.000%	11/01/46	366	318,830
3.000%	01/01/47	546	477,301
3.000%	02/01/47	586	512,122
3.000%	03/01/47	304	263,677
3.000%	06/01/49	13	10,810
3.000%	12/01/49	1,146	989,145
3.000%	01/01/50	442	377,093
3.000%	02/01/50	448	382,141
3.000%	02/01/50	2,362	2,039,359
3.000%	03/01/50	240	206,537
3.000%	04/01/51	116	98,982

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/51	2,040	$1,736,916
3.000%	11/01/51	101	86,640
3.000%	12/01/51	4,153	3,585,138
3.000%	03/01/52	854	732,487
3.000%	04/01/52	447	381,462
3.000%	04/01/52	872	750,043
3.000%	04/01/52	1,385	1,179,743
3.500%	07/01/31	221	213,654
3.500%	02/01/33	628	602,825
3.500%	06/01/39	217	199,830
3.500%	01/01/42	1,249	1,148,116
3.500%	05/01/42	660	606,258
3.500%	07/01/42	371	339,046
3.500%	08/01/42	139	126,520
3.500%	08/01/42	313	286,133
3.500%	09/01/42	199	181,149
3.500%	09/01/42	720	655,821
3.500%	11/01/42	98	89,730
3.500%	03/01/43	1,071	974,792
3.500%	04/01/43	218	199,316
3.500%	04/01/43	293	265,890
3.500%	01/01/46	559	506,458
3.500%	07/01/46	369	333,652
3.500%	11/01/46	432	390,710
3.500%	09/01/47	237	213,329
3.500%	01/01/48	2,007	1,805,733
3.500%	05/01/48	403	361,579
3.500%	06/01/48	409	369,525
3.500%	07/01/48	240	215,873
3.500%	03/01/49	4,730	4,264,196
3.500%	05/01/49	342	305,637
3.500%	06/01/49	199	178,760
3.500%	02/01/52	2,534	2,259,695
3.500%	03/01/52	852	761,771
4.000%	11/01/37	243	233,250
4.000%	10/01/41	823	776,597
4.000%	09/01/44	593	556,005
4.000%	10/01/46	200	185,867
4.000%	02/01/47	101	94,823
4.000%	09/01/47	371	345,862
4.000%	11/01/47	260	243,776
4.000%	11/01/47	534	499,286
4.000%	03/01/49	2,354	2,186,775
4.000%	04/01/52	424	388,475
4.000%	06/01/52	4,881	4,469,767
4.000%	10/01/52	901	824,199
4.000%	12/01/52	4,930	4,512,938
4.500%	TBA	1,500	1,414,043
4.500%	07/01/33	17	16,530
4.500%	08/01/33	18	17,377
4.500%	09/01/33	40	38,076
4.500%	10/01/33	2	2,197
4.500%	10/01/33	16	15,811
4.500%	10/01/33	42	40,988
4.500%	01/01/35	1	536
4.500%	07/01/39	327	317,357
4.500%	08/01/39	438	425,513
4.500%	03/01/41	151	146,605

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/01/47	869		$832,198
4.500%	01/01/49	127		121,581
4.500%	06/01/52	1,500		1,416,260
5.000%	03/01/34	86		84,423
5.000%	06/01/35	31		30,463
5.000%	07/01/35	44		43,508
5.000%	09/01/35	39		38,956
5.000%	11/01/35	44		43,423
5.000%	02/01/36	39		38,377
5.000%	05/01/36	20		19,496
5.000%	06/01/49	430		423,371
5.000%	06/01/52	451		437,239
5.000%	09/01/52	441		427,387
5.000%	10/01/52	991		959,731
5.000%	02/01/53	3,394		3,283,755
5.000%	01/01/54	1,453		1,404,267
5.500%	TBA	15,500		15,286,270
5.500%	09/01/33	81		81,376
5.500%	10/01/33	38		38,267
5.500%	12/01/33	19		19,530
5.500%	01/01/34	—(r	)	446
5.500%	12/01/34	75		75,429
5.500%	10/01/35	124		123,824
5.500%	03/01/36	40		40,807
5.500%	05/01/36	81		80,744
5.500%	04/01/37	36		35,699
5.500%	04/01/53	989		976,017
6.000%	04/01/33	2		2,236
6.000%	06/01/33	2		2,465
6.000%	10/01/33	117		118,876
6.000%	11/01/33	2		1,618
6.000%	11/01/33	4		3,618
6.000%	11/01/33	36		36,072
6.000%	01/01/34	162		164,788
6.000%	02/01/34	25		25,858
6.000%	03/01/34	14		14,165
6.000%	07/01/34	84		85,430
6.000%	08/01/34	—(r	)	461
6.000%	10/01/34	2		1,749
6.000%	11/01/34	2		2,011
6.000%	11/01/34	6		6,359
6.000%	01/01/35	42		42,392
6.000%	01/01/35	54		55,046
6.000%	02/01/35	31		31,168
6.000%	02/01/35	87		89,151
6.000%	03/01/35	1		671
6.000%	04/01/35	—(r	)	344
6.000%	07/01/36	14		13,875
6.000%	02/01/37	31		31,264
6.000%	05/01/37	11		11,116
6.000%	06/01/37	—(r	)	234
6.000%	08/01/37	5		5,443
6.000%	09/01/37	—(r	)	186
6.000%	10/01/37	18		18,405
6.000%	05/01/38	26		26,094
6.000%	06/01/38	—(r	)	412
6.000%	01/01/53	3,783		3,801,773
6.000%	09/01/53	1,488		1,492,135

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	10/01/53	2,144	$2,150,340
6.500%	07/01/32	22	22,029
6.500%	09/01/32	1	1,100
6.500%	09/01/32	18	18,109
6.500%	09/01/32	30	30,660
6.500%	09/01/32	34	34,250
6.500%	04/01/33	34	34,751
6.500%	11/01/33	16	16,769
6.500%	01/01/34	7	7,428
6.500%	09/01/34	29	30,266
6.500%	09/01/36	34	35,055
6.500%	10/01/36	10	10,471
6.500%	01/01/37	33	33,636
6.500%	01/01/37	43	44,517
6.625%	11/15/30	995	1,111,239
7.000%	02/01/32	6	5,790
7.000%	05/01/32	7	6,971
7.000%	06/01/32	8	8,281
7.000%	07/01/32	12	12,612
7.125%	01/15/30(k)	3,195	3,608,503
Government National Mortgage Assoc.
2.000%	TBA	4,000	3,236,563
2.000%	01/20/51	2,445	1,980,168
2.000%	03/20/51	687	556,010
2.000%	07/20/51	419	339,316
2.000%	10/20/51	609	493,037
2.000%	11/20/51	485	392,549
2.500%	03/20/43	115	98,680
2.500%	12/20/46	206	175,560
2.500%	08/20/50	62	51,929
2.500%	09/20/50	458	386,108
2.500%	10/20/50	2,102	1,771,290
2.500%	11/20/50	1,600	1,348,458
2.500%	02/20/51	1,939	1,633,486
2.500%	03/20/51	1,074	903,999
2.500%	05/20/51	2,011	1,690,225
2.500%	07/20/51	937	787,787
2.500%	08/20/51	3,673	3,087,768
3.000%	12/20/44	76	67,996
3.000%	03/15/45	217	190,424
3.000%	11/20/45	237	209,880
3.000%	03/20/46	480	424,985
3.000%	07/20/46	1,219	1,077,836
3.000%	08/20/46	325	287,450
3.000%	10/20/46	283	250,228
3.000%	04/20/47	401	354,019
3.000%	12/20/49	135	118,402
3.000%	01/20/50	799	700,873
3.000%	06/20/51	587	512,543
3.000%	10/20/51	1,231	1,073,731
3.000%	11/20/51	432	376,834
3.000%	12/20/51	2,431	2,119,320
3.500%	12/20/42	464	425,717
3.500%	05/20/43	142	130,653
3.500%	04/20/45	408	372,289
3.500%	07/20/46	1,475	1,342,668
3.500%	07/20/48	1,115	1,013,225
3.500%	11/20/48	373	339,118

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/20/49	1,385	$1,254,368
3.500%	02/20/52	6,839	6,140,433
4.000%	06/15/40	27	25,286
4.000%	05/20/41	23	22,034
4.000%	12/20/42	267	253,441
4.000%	08/20/44	95	90,229
4.000%	11/20/45	182	171,596
4.000%	12/20/45	500	471,726
4.000%	09/20/47	1,345	1,261,436
4.000%	02/20/49	476	445,394
4.000%	01/20/50	189	176,486
4.000%	06/20/52	947	875,685
4.000%	10/20/52	5,953	5,501,059
4.500%	04/15/40	154	150,003
4.500%	01/20/41	178	173,969
4.500%	02/20/41	280	273,025
4.500%	03/20/41	139	135,433
4.500%	06/20/44	210	203,798
4.500%	09/20/46	166	158,635
4.500%	11/20/46	217	210,305
4.500%	03/20/47	117	112,977
4.500%	05/20/48	187	180,709
4.500%	08/20/48	333	320,591
5.000%	10/20/37	47	46,957
5.000%	04/20/45	240	238,980
5.500%	08/15/33	101	101,166
5.500%	08/15/33	131	136,208
5.500%	12/15/33	6	6,112
5.500%	03/15/34	87	88,404
5.500%	12/15/34	134	136,822
5.500%	07/15/35	25	25,294
5.500%	04/15/36	19	19,479
6.000%	04/15/33	4	3,751
6.000%	12/15/33	56	57,191
6.000%	01/15/34	13	13,269
6.000%	01/15/34	16	16,392
6.000%	01/15/34	28	29,070
6.000%	06/20/34	45	46,932
6.000%	07/15/34	33	34,442
6.500%	TBA	6,000	6,085,492
6.500%	11/15/28	2	1,672
6.500%	08/15/31	1	937
6.500%	12/15/31	5	4,729
6.500%	02/15/32	14	14,701
6.500%	06/15/32	8	8,672
6.500%	07/15/32	15	15,290
6.500%	08/15/32	2	2,438
6.500%	08/15/32	3	2,763
6.500%	08/15/32	5	5,554
6.500%	08/15/32	15	14,863
6.500%	08/15/32	79	79,960
6.500%	08/15/34	17	17,468
6.500%	06/15/35	14	13,797
6.500%	09/15/36	15	15,214
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	162,433

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.125%	05/01/30	435	$493,026

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $311,026,983)			289,856,755

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bonds
2.250%	05/15/41(h)	6,085	4,402,117
2.375%	02/15/42	5,965	4,341,402
3.000%	02/15/49	930	704,620
3.375%	11/15/48(h)	1,670	1,356,353
3.875%	05/15/43	2,185	1,971,621
4.750%	11/15/43	850	861,555
4.750%	11/15/53	4,565	4,720,495
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830	386,825
2.679%(s)	11/15/43	2,175	853,943
3.021%(s)	11/15/41	7,605	3,303,719
4.608%(s)	11/15/48	160	50,325
4.924%(s)	02/15/49	465	145,040
5.331%(s)	02/15/40	755	361,899
5.356%(s)	05/15/40	315	148,911

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,680,932)			23,608,825

TOTAL LONG-TERM INVESTMENTS (cost $1,353,012,647)			2,362,654,449

		Shares
SHORT-TERM INVESTMENTS — 12.6%
AFFILIATED MUTUAL FUNDS — 12.6%
PGIM Core Ultra Short Bond Fund(wb)		280,716,510	280,716,510
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $50,068,104; includes $49,879,323 of cash collateral for securities on loan)(b)(wb)		50,171,100	50,140,997

TOTAL AFFILIATED MUTUAL FUNDS (cost $330,784,614)			330,857,507

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.289%	09/19/24	860	850,036

(cost $850,034)
TOTAL SHORT-TERM INVESTMENTS (cost $331,634,648)			331,707,543

TOTAL INVESTMENTS—102.4% (cost $1,684,647,295)			2,694,361,992
Liabilities in excess of other assets(z) — (2.4)%			(62,710,093)

NET ASSETS — 100.0%			$2,631,651,899

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $559,536 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,854,053; cash collateral of $49,879,323 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	08/13/24	$(3,500)	$(2,979,648)
Federal National Mortgage Assoc.	3.500%	TBA	07/15/24	(2,000)	(1,770,000)
Federal National Mortgage Assoc.	4.000%	TBA	08/13/24	(500)	(457,715)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/24	(500)	(483,164)
Federal National Mortgage Assoc.	6.000%	TBA	07/15/24	(2,000)	(2,005,547)
Government National Mortgage Assoc.	3.000%	TBA	07/22/24	(4,500)	(3,920,274)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $11,597,930)					$(11,616,348)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
238	2 Year U.S. Treasury Notes	Sep. 2024	$48,604,062	$98,389
407	5 Year U.S. Treasury Notes	Sep. 2024	43,377,299	212,758
269	10 Year U.S. Treasury Notes	Sep. 2024	29,585,798	191,026
63	10 Year U.S. Ultra Treasury Notes	Sep. 2024	7,152,469	40,703
20	20 Year U.S. Treasury Bonds	Sep. 2024	2,366,250	25,066
161	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	20,180,344	158,689
3	Mini MSCI EAFE Index	Sep. 2024	351,480	2,653
34	S&P 500 E-Mini Index	Sep. 2024	9,386,550	31,716

				761,000

Short Position:
17	5 Year Euro-Bobl	Sep. 2024	2,119,924	(22,865)

				$738,135

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	TD	GBP	3,400	$ 4,315,747	$ 4,298,044	$—	$(17,703)
Euro,
Expiring 07/02/24	SSB	EUR	41,719	44,796,893	44,687,236	—	(109,657)

				$49,112,640	$48,985,280	—	(127,360)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	BNP	GBP	3,400	$4,327,204	$4,298,043	$29,161	$—
Expiring 08/02/24	SSB	GBP	1,355	1,715,243	1,713,823	1,420	—
Expiring 08/02/24	TD	GBP	3,400	4,316,460	4,298,914	17,546	—
Euro,
Expiring 07/02/24	BNP	EUR	958	1,040,630	1,025,975	14,655	—
Expiring 07/02/24	HSBC	EUR	34,087	37,017,641	36,512,082	505,559	—
Expiring 07/02/24	SSB	EUR	6,674	7,261,067	7,149,179	111,888	—
Expiring 08/02/24	SSB	EUR	41,719	44,862,935	44,755,319	107,616	—

				$100,541,180	$99,753,335	787,845	—

						$787,845	$(127,360)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/24	0.500	%(T)	5,732	*	$3,497	$(41)	$3,538	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(23,673)	$65,700	$ (89,373)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(23,673)	64,085	(87,758)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(23,673)	72,090	(95,763)	BARC

				$(71,019)	$201,875	$(272,894)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	6,920	3.448%	$449,974	$442,590	$(7,384)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
24,975	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	$—	$(19,884)	$(19,884)
3,816	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(13,289)	(13,289)
4,664	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(8,561)	(8,561)
10,650	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(21,775)	(21,775)
20,590	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(8,520)	(8,520)
12,880	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	92,944	92,944
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	1,584	1,584
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	261	2,498	2,237
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	5,105	42,219	37,114
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(9,474)	(58,547)	(49,073)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	755,453	700,881	(54,572)

				$751,345	$709,550	$(41,795)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(5,253)	$107,546	$—	$107,546
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/18/24	6,655	(223,914)	—	(223,914)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/23/24	11,085	(500,244)	—	(500,244)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/24/24	12,240	(397,562)	—	(397,562)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/29/24	10,220	(304,610)	—	(304,610)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/29/24	15,800	(599,147)	—	(599,147)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	BOA	08/12/24	19,230	(524,129)	—	(524,129)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/23/24	13,010	(151,286)	—	(151,286)

					$(2,593,347)	$—	$(2,593,346)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$201,875	$(41)	$111,084	$(2,973,786)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$3,740,548
GS	—	850,035

Total	$—	$4,590,583

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,301,947,869	$13,920,377	$—
Preferred Stocks	1,186,400	106,043	—
Unaffiliated Exchange-Traded Funds	13,333,642	—	—
Asset-Backed Securities
Automobiles	—	54,072,181	—
Collateralized Loan Obligations	—	158,441,962	—
Consumer Loans	—	7,910,108	—
Credit Cards	—	6,085,334	—
Equipment	—	3,092,957	—
Home Equity Loans	—	2,854,606	—
Other	—	462,577	—
Residential Mortgage-Backed Securities	—	210,745	541,865
Student Loans	—	4,464,426	—
Corporate Bonds	—	308,063,155	—
Floating Rate and Other Loans	—	151,340	14,173
Commercial Mortgage-Backed Securities	—	134,252,153	—
Municipal Bonds	—	9,096,045	—
Residential Mortgage-Backed Securities	—	21,552,674	1
Sovereign Bonds	—	7,428,236	—
U.S. Government Agency Obligations	—	289,856,755	—
U.S. Treasury Obligations	—	23,608,825	—
Short-Term Investments
Affiliated Mutual Funds	330,857,507	—	—
U.S. Treasury Obligation	—	850,036	—

Total	$1,647,325,418	$1,046,480,535	$556,039

Other Financial Instruments*
Assets
Futures Contracts	$761,000	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	787,845	—
OTC Credit Default Swap Agreement	—	—	3,497
Centrally Cleared Interest Rate Swap Agreements	—	133,879	—
OTC Total Return Swap Agreement	—	107,546	—

Total	$761,000	$1,029,270	$3,497

Liabilities
Forward Commitment Contracts	$—	$(11,616,348)	$—
Futures Contracts	(22,865)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(127,360)	—
Centrally Cleared Credit Default Swap Agreement	—	(7,384)	—
OTC Credit Default Swap Agreements	—	(71,019)	—
Centrally Cleared Interest Rate Swap Agreements	—	(175,674)	—
OTC Total Return Swap Agreements	—	(2,700,893)	—

Total	$(22,865)	$(14,698,678)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	12.6%

U.S. Government Agency Obligations	11.0%
Collateralized Loan Obligations	6.0

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Semiconductors & Semiconductor Equipment	6.0%
Software	5.6
Banks	5.3
Commercial Mortgage-Backed Securities	5.1
Technology Hardware, Storage & Peripherals	3.5
Interactive Media & Services	3.3
Automobiles	2.8
Pharmaceuticals	2.2
Broadline Retail	2.0
Financial Services	1.9
Oil, Gas & Consumable Fuels	1.7
Capital Markets	1.5
Insurance	1.2
Health Care Providers & Services	1.2
Health Care Equipment & Supplies	1.2
Electric	1.1
Aerospace & Defense	1.1
Biotechnology	0.9
Consumer Staples Distribution & Retail	0.9
Hotels, Restaurants & Leisure	0.9
U.S. Treasury Obligations	0.9
Specialty Retail	0.9
Pipelines	0.9
Residential Mortgage-Backed Securities	0.8
Machinery	0.8
Chemicals	0.8
Electric Utilities	0.8
Beverages	0.8
Telecommunications	0.7
Entertainment	0.7
Media	0.7
Household Products	0.6
Life Sciences Tools & Services	0.6
Real Estate Investment Trusts (REITs)	0.5
IT Services	0.5
Unaffiliated Exchange-Traded Funds	0.5
Ground Transportation	0.5
Specialized REITs	0.5
Communications Equipment	0.4
Oil & Gas	0.4
Food Products	0.4
Electrical Equipment	0.4
Agriculture	0.3
Municipal Bonds	0.3
Diversified Telecommunication Services	0.3
Healthcare-Services	0.3
Professional Services	0.3
Multi-Utilities	0.3
Consumer Loans	0.3
Electronic Equipment, Instruments & Components	0.3
Commercial Services & Supplies	0.3
Sovereign Bonds	0.3
Auto Manufacturers	0.3
Diversified Financial Services	0.3
Tobacco	0.3
Consumer Finance	0.3
Credit Cards	0.3
Building Products	0.2

Retail	0.2%
Industrial Conglomerates	0.2
Metals & Mining	0.2
Air Freight & Logistics	0.2
Foods	0.2
Textiles, Apparel & Luxury Goods	0.2
Packaging & Containers	0.2
Household Durables	0.2
Student Loans	0.2
Commercial Services	0.2
Residential REITs	0.2
Energy Equipment & Services	0.1
Retail REITs	0.1
Gas	0.1
Trading Companies & Distributors	0.1
Airlines	0.1
Health Care REITs	0.1
Semiconductors	0.1
Miscellaneous Manufacturing	0.1
Industrial REITs	0.1
Equipment	0.1
Home Equity Loans	0.1
Containers & Packaging	0.1
Trucking & Leasing	0.1
Wireless Telecommunication Services	0.1
Mining	0.1
Passenger Airlines	0.1
Construction Materials	0.1
Engineering & Construction	0.1
Personal Care Products	0.1
Transportation	0.1
Real Estate Management & Development	0.1
Office/Business Equipment	0.1
Construction & Engineering	0.1
Distributors	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Multi-National	0.0	*
Automobile Components	0.0	*
Home Builders	0.0	*
Water Utilities	0.0	*
Building Materials	0.0	*
Gas Utilities	0.0	*
Other	0.0	*
Apparel	0.0	*
Healthcare-Products	0.0	*
Hotel & Resort REITs	0.0	*
Lodging	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*
Forest Products & Paper	0.0	*
Marine Transportation	0.0	*
Distribution/Wholesale	0.0	*
Transportation Infrastructure	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Diversified REITs	0.0 *%

102.4
Liabilities in excess of other assets	(2.4)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$7,384	*
Credit contracts	Premiums paid for OTC swap agreements	201,875		Premiums received for OTC swap agreements	41
Credit contracts	Unrealized appreciation on OTC swap agreements	3,538		Unrealized depreciation on OTC swap agreements	272,894
Equity contracts	Due from/to broker-variation margin futures	34,369	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	787,845		Unrealized depreciation on OTC forward foreign currency exchange contracts	127,360
Interest rate contracts	Due from/to broker-variation margin futures	726,631	*	Due from/to broker-variation margin futures	22,865	*
Interest rate contracts	Due from/to broker-variation margin swaps	133,879	*	Due from/to broker-variation margin swaps	175,674	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	107,546		Unrealized depreciation on OTC swap agreements	2,700,892

		$1,995,683			$3,307,110

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$306,702
Equity contracts	1,883,510	—	—
Foreign exchange contracts	—	365,815	—
Interest rate contracts	(1,740,108)	—	(4,260,888)

Total	$143,402	$365,815	$(3,954,186)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$24	$—	$—	$(118,210)
Equity contracts	—	(428,346)	—	—
Foreign exchange contracts	—	—	886,372	—
Interest rate contracts	—	(1,869,391)	—	(474,377)

Total	$24	$(2,297,737)	$886,372	$(592,587)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 6,066,667
Futures Contracts - Long Positions (1)	157,465,511
Futures Contracts - Short Positions (1)	3,304,675
Forward Foreign Currency Exchange Contracts - Purchased (2)	27,844,691
Forward Foreign Currency Exchange Contracts - Sold (2)	62,702,396
Interest Rate Swap Agreements (1)	77,068,333
Credit Default Swap Agreements - Buy Protection (1)	6,000,000
Credit Default Swap Agreements - Sell Protection (1)	11,901,789
Total Return Swap Agreements (1)	93,963,834

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$48,854,053	$(48,854,053)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$201,875	$(272,894)	$(71,019)	$—	$(71,019)
BNP	43,816	—	43,816	—	43,816
BOA	—	(524,129)	(524,129)	295,247	(228,882)
GSI	3,538	(996,750)	(993,212)	623,022	(370,190)
HSBC	505,559	—	505,559	(505,559)	—
JPM	107,546	(1,180,054)	(1,072,508)	538,929	(533,579)
SSB	220,924	(109,657)	111,267	—	111,267
TD	17,546	(17,703)	(157)	—	(157)

	$1,100,804	$(3,101,187)	$(2,000,383)	$951,639	$(1,048,744)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $48,854,053:
Unaffiliated investments (cost $1,353,862,681)	$2,363,504,485
Affiliated investments (cost $330,784,614)	330,857,507
Foreign currency, at value (cost $149,925)	149,206
Receivable for investments sold	32,346,845
Dividends and interest receivable	8,611,162
Unrealized appreciation on OTC forward foreign currency exchange contracts	787,845
Tax reclaim receivable	286,801
Premiums paid for OTC swap agreements	201,875
Unrealized appreciation on OTC swap agreements	111,084
Due from broker-variation margin swaps	16,387
Receivable for Portfolio shares sold	1,267
Receivable from affiliate	350
Prepaid expenses	3,771

Total Assets	2,736,878,585

LIABILITIES
Payable to broker for collateral for securities on loan	49,879,323
Payable for investments purchased	38,090,486
Forward commitment contracts, at value (proceeds receivable $11,597,930)	11,616,348
Unrealized depreciation on OTC swap agreements	2,973,786
Management fee payable	1,183,489
Payable for Portfolio shares purchased	578,286
Accrued expenses and other liabilities	483,163
Due to broker-variation margin futures	251,687
Unrealized depreciation on OTC forward foreign currency exchange contracts	127,360
Payable to affiliate	39,848
Distribution fee payable	1,679
Affiliated transfer agent fee payable	1,190
Premiums received for OTC swap agreements	41

Total Liabilities	105,226,686

NET ASSETS	$2,631,651,899

Net assets were comprised of:
Partners’ Equity	$2,631,651,899

Class I:
Net asset value and redemption price per share, $2,623,398,294 / 62,445,372 outstanding shares of beneficial interest	$42.01

Class III:
Net asset value and redemption price per share, $8,253,605 / 198,029 outstanding shares of beneficial interest	$41.68

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$22,488,597
Unaffiliated dividend income (net of $20,626 foreign withholding tax, of which $6,808 is reimbursable by an affiliate)	9,535,780
Affiliated dividend income	7,669,726
Income from securities lending, net (including affiliated income of $48,275)	53,260

Total income	39,747,363

EXPENSES
Management fee.	7,042,429
Distribution fee—Class III	9,812
Custodian and accounting fees	132,913
Shareholders’ reports	30,648
Audit fee.	30,440
Trustees’ fees	24,542
Professional Fees	22,234
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,734
Miscellaneous	53,104

Total expenses	7,351,856

NET INVESTMENT INCOME (LOSS)	32,395,507

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,588))	85,748,501
Futures transactions	143,402
Forward currency contract transactions	365,815
Swap agreements transactions	(3,954,186)
Foreign currency transactions	(139,122)

82,164,410

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,697))	74,404,408
Futures	(2,297,737)
Forward currency contracts.	886,372
Options written	24
Swap agreements	(592,587)
Foreign currencies	40,595

72,441,075

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	154,605,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,000,992

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$32,395,507	$61,466,398
Net realized gain (loss) on investment and foreign currency transactions	82,164,410	96,080,897
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	72,441,075	191,463,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	187,000,992	349,010,377

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,393,621	18,116,698
Portfolio shares purchased	(95,596,642)	(171,590,252)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(89,203,021)	(153,473,554)

TOTAL INCREASE (DECREASE)	97,797,971	195,536,823
NET ASSETS:
Beginning of period	2,533,853,928	2,338,317,105

End of period	$2,631,651,899	$2,533,853,928

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$39.07		$33.84	$39.67	$34.99	$31.40	$26.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.51		0.92	0.57	0.40	0.50	0.59
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.43		4.31	(6.40)	4.28	3.09	4.31

Total from investment operations	2.94		5.23	(5.83)	4.68	3.59	4.90

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$42.01		$39.07	$33.84	$39.67	$34.99	$31.40

Total Return(d)	7.53%		15.45%	(14.70)%	13.38%	11.43%	18.49	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,623		$2,526	$2,332	$2,896	$2,710	$2,597
Average net assets (in millions)	$2,567		$2,411	$2,513	$2,800	$2,540	$2,506
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.57%	0.57%	0.58%	0.59%
Expenses before waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.57%	0.57%	0.58%	0.59%
Net investment income (loss)	2.53	%(g)	2.54%	1.62%	1.06%	1.58%	2.02%
Portfolio turnover rate(h)(i)	33%		86%	96%	69%	75%	90%

Class III
	Six Months Ended June 30, 2024		Year Ended December 31,		April 26, 2021(j) through December 31, 2021
			2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$38.81		$33.70	$39.60	$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.46		0.83	0.52	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.41		4.28	(6.42)	2.64

Total from investment operations	2.87		5.11	(5.90)	2.85

Net Asset Value, end of period	$41.68		$38.81	$33.70	$39.60

Total Return(d)	7.40%		15.16%	(14.90)%	7.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$8	$7	$3
Average net assets (in millions)	$8		$7	$5	$1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.82	%(g)	0.82%	0.82%	0.81	%(k)
Expenses before waivers and/or expense reimbursement	0.82	%(g)	0.82%	0.82%	0.81	%(k)
Net investment income (loss)	2.28	%(g)	2.29%	1.48%	0.76	%(k)
Portfolio turnover rate(h)(i)	33%		86%	96%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS — 60.7%
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	5,480	$91,278
Curtiss-Wright Corp.	23,200	6,286,736
General Electric Co.	74,800	11,890,956
Howmet Aerospace, Inc.	153,600	11,923,968
Huntington Ingalls Industries, Inc.	7,000	1,724,310
Kongsberg Gruppen ASA (Norway)	120	9,772
L3Harris Technologies, Inc.	22,000	4,940,760
Lockheed Martin Corp.	16,500	7,707,150
Northrop Grumman Corp.	34,500	15,040,275
Rheinmetall AG (Germany)	63	32,106
Rolls-Royce Holdings PLC (United Kingdom)*	44,310	254,483
Safran SA (France)	1,238	260,919
Singapore Technologies Engineering Ltd. (Singapore)	2,100	6,687

		60,169,400

Air Freight & Logistics — 0.4%
FedEx Corp.	62,000	18,590,080

Automobile Components — 0.0%
Aptiv PLC*	25,300	1,781,626
Cie Generale des Etablissements Michelin SCA (France)	1,044	40,352
Sumitomo Electric Industries Ltd. (Japan)	2,200	34,396

		1,856,374

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	1,324	125,239
Ford Motor Co.	1,403,600	17,601,144
General Motors Co.	203,100	9,436,026
Mazda Motor Corp. (Japan)	16,900	162,933
Stellantis NV	2,532	50,054
Subaru Corp. (Japan)	8,300	176,503
Tesla, Inc.*	107,300	21,232,524
Toyota Motor Corp. (Japan)	8,600	176,450
Volkswagen AG (Germany)	43	5,152
Volvo Car AB (Sweden) (Class B Stock)*	33,924	104,893

		49,070,918

Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	716	11,759
AIB Group PLC (Ireland)	22,173	117,098
Banco Bilbao Vizcaya Argentaria SA (Spain)	20,164	202,416
Banco BPM SpA (Italy)	1,925	12,389
Banco Santander SA (Spain)	19,673	91,534
Bank Hapoalim BM (Israel)	2,052	18,122
Bank of America Corp.	103,400	4,112,218
Barclays PLC (United Kingdom)	56,286	148,731
BOC Hong Kong Holdings Ltd. (China)	7,000	21,600
CaixaBank SA (Spain)	7,455	39,590
Citizens Financial Group, Inc.	158,300	5,703,549

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia)	383	$32,445
Credit Agricole SA (France)	8,454	115,436
DBS Group Holdings Ltd. (Singapore)	3,050	80,333
DNB Bank ASA (Norway)	1,378	27,038
Erste Group Bank AG (Austria)	1,457	68,967
HSBC Holdings PLC (United Kingdom)	31,709	273,712
Intesa Sanpaolo SpA (Italy)	52,358	194,584
JPMorgan Chase & Co.	241,194	48,783,898
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,800	94,970
National Australia Bank Ltd. (Australia)	7,151	172,448
NatWest Group PLC (United Kingdom)	14,496	57,029
Nordea Bank Abp (Finland)	8,961	106,824
Oversea-Chinese Banking Corp. Ltd. (Singapore)	20,000	212,388
PNC Financial Services Group, Inc. (The)	8,700	1,352,676
Popular, Inc. (Puerto Rico)	34,100	3,015,463
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,229	32,955
Swedbank AB (Sweden) (Class A Stock)	1,275	26,263
U.S. BanCorp	71,400	2,834,580
UniCredit SpA (Italy)	5,426	200,795
United Overseas Bank Ltd. (Singapore)	2,000	46,133
Wells Fargo & Co.	399,600	23,732,244
Westpac Banking Corp. (Australia)	5,152	93,288

		92,033,475

Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	400	14,154
Boston Beer Co., Inc. (The) (Class A Stock)*	5,600	1,708,280
Coca-Cola Co. (The)	299,900	19,088,635
Coca-Cola HBC AG (Italy)*	330	11,231
Keurig Dr. Pepper, Inc.	253,500	8,466,900
Kirin Holdings Co. Ltd. (Japan)	400	5,167
PepsiCo, Inc.	82,300	13,573,739

		42,868,106

Biotechnology — 1.1%
AbbVie, Inc.	192,200	32,966,144
Amgen, Inc.	40,200	12,560,490
Vertex Pharmaceuticals, Inc.*	12,700	5,952,744

		51,479,378

Broadline Retail — 2.5%
Amazon.com, Inc.*	633,700	122,462,525
Next PLC (United Kingdom)	525	59,912
Prosus NV (China)*	2,175	77,340
Rakuten Group, Inc. (Japan)*	2,300	11,915

		122,611,692

Building Products — 0.3%
AGC, Inc. (Japan)	300	9,762
Armstrong World Industries, Inc.	16,300	1,845,812
AZEK Co., Inc. (The)*	249,800	10,524,074

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Cie de Saint-Gobain SA (France)	666	$51,797
Owens Corning	15,500	2,692,660
ROCKWOOL A/S (Denmark) (Class B Stock)	18	7,297

		15,131,402

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	4,627	178,329
Amundi SA (France), 144A	96	6,209
Bank of New York Mellon Corp. (The)	203,200	12,169,648
BlackRock, Inc.	8,100	6,377,292
Daiwa Securities Group, Inc. (Japan)	8,900	68,328
Deutsche Bank AG (Germany)	9,603	153,480
Euronext NV (Netherlands), 144A	125	11,584
Goldman Sachs Group, Inc. (The)	46,000	20,806,720
Intercontinental Exchange, Inc.	55,600	7,611,084
Invesco Ltd.	63,500	949,960
KKR & Co., Inc.	14,000	1,473,360
Morgan Stanley	81,000	7,872,390
MSCI, Inc.	2,100	1,011,675
Northern Trust Corp.(a)	51,800	4,350,164
Raymond James Financial, Inc.	7,700	951,797
S&P Global, Inc.	36,500	16,279,000
T. Rowe Price Group, Inc.(a)	12,200	1,406,782
UBS Group AG (Switzerland)	5,056	148,496
Virtu Financial, Inc. (Class A Stock)	96,300	2,161,935

		83,988,233

Chemicals — 0.8%
Arkema SA (France)	68	5,926
Dow, Inc.(a)	39,000	2,068,950
Ecolab, Inc.	7,800	1,856,400
Givaudan SA (Switzerland)	4	18,946
ICL Group Ltd. (Israel)	1,213	5,216
Linde PLC	26,000	11,409,060
LyondellBasell Industries NV (Class A Stock)	16,200	1,549,692
Mitsubishi Chemical Group Corp. (Japan)	11,700	65,190
Mosaic Co. (The)	34,500	997,050
Nippon Paint Holdings Co. Ltd. (Japan)	3,200	20,918
Nippon Sanso Holdings Corp. (Japan)	1,900	56,425
Orica Ltd. (Australia)	1,748	20,759
PPG Industries, Inc.	73,500	9,252,915
Sherwin-Williams Co. (The)	38,000	11,340,340
Solvay SA (Belgium)	1,489	52,508

		38,720,295

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	12,824	123,751
Copart, Inc.*	19,900	1,077,784
Veralto Corp.	9,000	859,230
Waste Management, Inc.	43,100	9,194,954

		11,255,719

Communications Equipment — 0.4%
Arista Networks, Inc.*	58,700	20,573,176

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Nokia OYJ (Finland)	24,357	$92,704

		20,665,880

Construction & Engineering — 0.0%
ACS Actividades de Construccion y
Servicios SA (Spain)	310	13,390
Eiffage SA (France)	594	54,592
Obayashi Corp. (Japan)	14,600	174,476
Shimizu Corp. (Japan)	11,500	64,806
Taisei Corp. (Japan)	300	11,161
Vinci SA (France)	1,712	180,452

		498,877

Construction Materials — 0.2%
Heidelberg Materials AG (Germany)	517	53,444
Holcim AG*	2,557	226,019
Vulcan Materials Co.	41,200	10,245,616

		10,525,079

Consumer Finance — 0.2%
Ally Financial, Inc.	54,900	2,177,883
Synchrony Financial(a)	178,400	8,418,696

		10,596,579

Consumer Staples Distribution & Retail — 1.2%
Carrefour SA (France)	794	11,251
Coles Group Ltd. (Australia)	1,829	20,720
Costco Wholesale Corp.	19,800	16,829,802
Dollar Tree, Inc.*	95,000	10,143,150
J Sainsbury PLC (United Kingdom)	2,462	7,932
Koninklijke Ahold Delhaize NV
(Netherlands)	6,113	179,888
Kroger Co. (The)	133,000	6,640,690
Target Corp.	125,400	18,564,216
Tesco PLC (United Kingdom)	13,170	50,873
Walgreens Boots Alliance, Inc.(a)	128,900	1,559,045
Walmart, Inc.	104,500	7,075,695

		61,083,262

Containers & Packaging — 0.0%
Avery Dennison Corp.	4,200	918,330
Smurfit Kappa Group PLC (Ireland)	3,632	161,730

		1,080,060

Diversified REITs — 0.0%
GPT Group (The) (Australia)	7,752	20,668
Stockland (Australia)	1,755	4,861

		25,529

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	772,300	14,758,653
Deutsche Telekom AG (Germany)	10,529	264,652
GCI Liberty, Inc. (Class A Stock)*^	343	—
Koninklijke KPN NV (Netherlands)	34,509	132,264
Orange SA (France)	2,873	28,817
Verizon Communications, Inc.	275,288	11,352,877

		26,537,263

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 0.8%
Chubu Electric Power Co., Inc. (Japan)	9,900	$116,952
Duke Energy Corp.	34,400	3,447,912
Endesa SA (Spain)	5,732	107,698
Enel SpA (Italy)	23,501	163,069
Evergy, Inc.	17,100	905,787
Exelon Corp.	124,500	4,308,945
Iberdrola SA (Spain)	14,273	185,191
Kansai Electric Power Co., Inc. (The) (Japan)	1,500	25,188
NRG Energy, Inc.	196,300	15,283,918
PG&E Corp.	337,000	5,884,020
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,700	30,694
Xcel Energy, Inc.	162,700	8,689,807

		39,149,181

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	5,849	324,332
Eaton Corp. PLC	64,500	20,223,975
Emerson Electric Co.	28,500	3,139,560
Legrand SA (France)	408	40,496
Nidec Corp. (Japan)	3,000	134,999
Schneider Electric SE	70	16,782
Vertiv Holdings Co. (Class A Stock)	11,300	978,241

		24,858,385

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	42,200	2,843,014
TD SYNNEX Corp.	61,200	7,062,480
TDK Corp. (Japan)	3,700	227,520
TE Connectivity Ltd.	42,100	6,333,103
Yokogawa Electric Corp. (Japan)	400	9,714

		16,475,831

Energy Equipment & Services — 0.2%
Baker Hughes Co.	34,200	1,202,814
Halliburton Co.(a)	36,400	1,229,592
Schlumberger NV	193,000	9,105,740
Tenaris SA	754	11,598

		11,549,744

Entertainment — 0.8%
CTS Eventim AG & Co. KGaA (Germany)	95	7,909
Konami Group Corp. (Japan)	1,000	72,304
Netflix, Inc.*	43,700	29,492,256
Nintendo Co. Ltd. (Japan)	1,200	64,082
Sea Ltd. (Singapore), ADR*	1,200	85,704
Toho Co. Ltd. (Japan)	200	5,851
Walt Disney Co. (The)	69,300	6,880,797
Warner Bros Discovery, Inc.*	271,000	2,016,240

		38,625,143

Financial Services — 2.3%
Adyen NV (Netherlands), 144A*	27	32,067
Berkshire Hathaway, Inc. (Class B Stock)*	102,350	41,635,980
EXOR NV (Netherlands)	155	16,191

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Fidelity National Information Services, Inc.	42,000	$3,165,120
Global Payments, Inc.	13,800	1,334,460
Industrivarden AB (Sweden) (Class A Stock)	188	6,404
Investor AB (Sweden) (Class B Stock)	6,674	182,888
Mastercard, Inc. (Class A Stock)	74,600	32,910,536
PayPal Holdings, Inc.*	90,700	5,263,321
Visa, Inc. (Class A Stock)(a)	110,800	29,081,676

		113,628,643

Food Products — 0.4%
Archer-Daniels-Midland Co.	80,400	4,860,180
Associated British Foods PLC (United Kingdom)	2,718	84,866
Freshpet, Inc.*	68,600	8,876,154
Hormel Foods Corp.	29,500	899,455
Ingredion, Inc.	13,600	1,559,920
Mondelez International, Inc. (Class A Stock)	35,200	2,303,488
Mowi ASA (Norway)	4,467	74,243
Nestle SA	2,722	277,846
Orkla ASA (Norway)	1,083	8,782
WH Group Ltd. (Hong Kong), 144A	173,000	113,870
Wilmar International Ltd. (China)	51,600	117,662

		19,176,466

Gas Utilities — 0.0%
Enagas SA (Spain)	374	5,562
Tokyo Gas Co. Ltd. (Japan)	6,800	146,390

		151,952

Ground Transportation — 0.6%
CSX Corp.	34,800	1,164,060
Uber Technologies, Inc.*	69,400	5,043,992
Union Pacific Corp.	93,200	21,087,432

		27,295,484

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	200,500	20,833,955
Becton, Dickinson & Co.	77,400	18,089,154
Boston Scientific Corp.*	217,800	16,772,778
Cochlear Ltd. (Australia)	614	135,534
Demant A/S (Denmark)*	153	6,627
DENTSPLY SIRONA, Inc.(a)	48,100	1,198,171
Hoya Corp. (Japan)	100	11,694
Intuitive Surgical, Inc.*	6,600	2,936,010
Medtronic PLC	171,000	13,459,410
Olympus Corp. (Japan)	800	12,914
Zimmer Biomet Holdings, Inc.	12,000	1,302,360

		74,758,607

Health Care Providers & Services — 1.4%
Centene Corp.*	221,700	14,698,710
Cigna Group (The)	26,400	8,727,048
Elevance Health, Inc.	27,300	14,792,778
Fresenius Medical Care AG (Germany)	3,104	118,625
Fresenius SE & Co. KGaA (Germany)*	2,965	88,577

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Labcorp Holdings, Inc.(a)	32,000	$6,512,320
McKesson Corp.	10,400	6,074,016
UnitedHealth Group, Inc.	33,000	16,805,580

		67,817,654

Health Care REITs — 0.0%
Healthpeak Properties, Inc.	101,200	1,983,520

Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.	62,700	939,246

Hotels, Restaurants & Leisure — 1.1%
Accor SA (France)	2,723	111,423
Aristocrat Leisure Ltd. (Australia)	859	28,446
Chipotle Mexican Grill, Inc.*(a)	315,000	19,734,750
Genting Singapore Ltd. (Singapore)	9,100	5,784
Hilton Worldwide Holdings, Inc.	49,200	10,735,440
La Francaise des Jeux SAEM (France), 144A	3,205	109,163
Marriott International, Inc. (Class A Stock)	36,600	8,848,782
McDonald’s Corp.	47,200	12,028,448

		51,602,236

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	1,449	8,606
Berkeley Group Holdings PLC (United Kingdom)	1,646	95,105
Lennar Corp. (Class A Stock)	55,700	8,347,759
SEB SA (France)	44	4,516
Sekisui Chemical Co. Ltd. (Japan)	600	8,330
Sony Group Corp. (Japan)	2,000	170,442

		8,634,758

Household Products — 0.7%
Colgate-Palmolive Co.	205,400	19,932,016
Essity AB (Sweden) (Class B Stock)	6,950	177,675
Henkel AG & Co. KGaA (Germany)	144	11,329
Kimberly-Clark Corp.	18,400	2,542,880
Procter & Gamble Co. (The)	71,405	11,776,113
Reckitt Benckiser Group PLC (United Kingdom)	1,036	56,047

		34,496,060

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	350,300	6,154,771

Industrial Conglomerates — 0.4%
3M Co.	169,200	17,290,548
DCC PLC (United Kingdom)	156	10,888
Hitachi Ltd. (Japan)	3,500	78,807
Honeywell International, Inc.	6,000	1,281,240
Siemens AG (Germany)	1,808	336,515
Smiths Group PLC (United Kingdom)	550	11,834

		19,009,832

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	149,600	3,820,784
Goodman Group (Australia)	10,881	251,024

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	45,500	$5,110,105

		9,181,913

Insurance — 1.4%
Ageas SA/NV (Belgium)	2,260	103,117
Allianz SE (Germany)	605	168,027
Allstate Corp. (The)	96,100	15,343,326
Assurant, Inc.	54,300	9,027,375
Aviva PLC (United Kingdom)	30,080	181,181
AXA SA (France)	5,985	196,136
Dai-ichi Life Holdings, Inc. (Japan)	2,800	74,984
Hannover Rueck SE (Germany)	92	23,289
Japan Post Holdings Co. Ltd. (Japan)	15,400	153,072
Marsh & McLennan Cos., Inc.	55,000	11,589,600
Medibank Private Ltd. (Australia)	63,944	158,473
MetLife, Inc.	211,200	14,824,128
MS&AD Insurance Group Holdings, Inc. (Japan)	2,000	44,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	573	286,474
Phoenix Group Holdings PLC (United Kingdom)	1,168	7,689
Progressive Corp. (The)	73,100	15,183,601
QBE Insurance Group Ltd. (Australia)	903	10,424
Sompo Holdings, Inc. (Japan)	800	17,139
Suncorp Group Ltd. (Australia)	1,390	16,074
T&D Holdings, Inc. (Japan)	1,900	33,187
Talanx AG (Germany)	90	7,172
Tokio Marine Holdings, Inc. (Japan)	3,200	120,253

		67,569,373

Interactive Media & Services — 4.2%
Alphabet, Inc. (Class A Stock)	420,000	76,503,000
Alphabet, Inc. (Class C Stock)	355,540	65,213,147
Auto Trader Group PLC (United Kingdom), 144A	3,871	38,962
Meta Platforms, Inc. (Class A Stock)	125,650	63,355,243
Scout24 SE (Germany), 144A	120	9,169

		205,119,521

IT Services — 0.6%
Cognizant Technology Solutions Corp. (Class A Stock)	242,600	16,496,800
International Business Machines Corp.	83,100	14,372,145
NEC Corp. (Japan)	100	8,246
TIS, Inc. (Japan)	300	5,828
Wix.com Ltd. (Israel)*	800	127,256

		31,010,275

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	900	17,632
Shimano, Inc. (Japan)	100	15,455

		33,087

Life Sciences Tools & Services — 0.9%
Danaher Corp.	42,000	10,493,700
Illumina, Inc.*	8,500	887,230

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	49,200	$27,207,600
West Pharmaceutical Services, Inc.	9,200	3,030,388

		41,618,918

Machinery — 0.9%
Alfa Laval AB (Sweden)	390	17,079
Allison Transmission Holdings, Inc.	180,300	13,684,770
Atlas Copco AB (Sweden) (Class A Stock)	6,192	116,262
Atlas Copco AB (Sweden) (Class B Stock)	2,154	34,781
Caterpillar, Inc.	13,900	4,630,090
Cummins, Inc.	11,800	3,267,774
Daimler Truck Holding AG (Germany)	3,882	154,826
Deere & Co.	2,400	896,712
Donaldson Co., Inc.	54,500	3,900,020
Epiroc AB (Sweden) (Class B Stock)	550	10,096
FANUC Corp. (Japan)	1,500	41,179
Flowserve Corp.	289,600	13,929,760
GEA Group AG (Germany)	3,536	147,004
Hitachi Construction Machinery Co. Ltd. (Japan)	200	5,363
Indutrade AB (Sweden)	399	10,248
ITT, Inc.(a)	16,400	2,118,552
Knorr-Bremse AG (Germany)	114	8,714
Makita Corp. (Japan)	400	10,951
Rational AG (Germany)	49	40,627
Schindler Holding AG (Switzerland)	35	8,725
Schindler Holding AG (Switzerland) (Part. Cert.)	56	14,051
SKF AB (Sweden) (Class B Stock)	8,587	172,575
Toyota Industries Corp. (Japan)	700	59,546
Trelleborg AB (Sweden) (Class B Stock)	325	12,648
Volvo AB (Sweden) (Class A Stock)	297	7,764
Volvo AB (Sweden) (Class B Stock)	8,676	222,925
Wartsila OYJ Abp (Finland)	2,069	40,110

		43,563,152

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	6,787
Kawasaki Kisen Kaisha Ltd. (Japan)	600	8,750
Kirby Corp.*	12,500	1,496,625
Mitsui OSK Lines Ltd. (Japan)	5,800	174,387

		1,686,549

Media — 0.2%
Comcast Corp. (Class A Stock)	274,000	10,729,840
Informa PLC (United Kingdom)	11,419	123,233
Publicis Groupe SA (France)	1,749	185,777
Vivendi SE (France)	3,518	36,769

		11,075,619

Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	3,745	85,795
BHP Group Ltd. (Australia)	11,250	321,547
BlueScope Steel Ltd. (Australia)	10,463	142,032

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Boliden AB (Sweden)	464	$14,923
Fortescue Ltd. (Australia)	6,592	93,847
Freeport-McMoRan, Inc.	160,200	7,785,720
Glencore PLC (Australia)	18,374	104,553
JFE Holdings, Inc. (Japan)	3,000	43,298
Nippon Steel Corp. (Japan)	8,000	169,587
Northern Star Resources Ltd. (Australia)	2,410	20,929
Nucor Corp.	9,200	1,454,336
Rio Tinto Ltd. (Australia)	576	45,626
Rio Tinto PLC (Australia)	3,337	218,968
voestalpine AG (Austria)	464	12,544

		10,513,705

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	99,247	169,166
CMS Energy Corp.	137,100	8,161,563
DTE Energy Co.	48,200	5,350,682
E.ON SE (Germany)	2,402	31,569
Engie SA (France)	2,903	41,572
NiSource, Inc.(a)	251,600	7,248,596

		21,003,148

Oil, Gas & Consumable Fuels — 2.1%
Ampol Ltd. (Australia)	342	7,356
Antero Resources Corp.*	42,500	1,386,775
BP PLC	2,549	15,347
Cheniere Energy, Inc.	13,900	2,430,137
Chevron Corp.	136,200	21,304,404
ConocoPhillips	95,100	10,877,538
Diamondback Energy, Inc.	62,900	12,591,951
ENEOS Holdings, Inc. (Japan)	4,100	21,129
Equinor ASA (Norway)	1,368	39,185
Exxon Mobil Corp.	328,300	37,793,896
Idemitsu Kosan Co. Ltd. (Japan)	16,400	106,593
Inpex Corp. (Japan)	12,600	185,037
Marathon Oil Corp.	188,100	5,392,827
Phillips 66	57,000	8,046,690
Repsol SA (Spain)	1,856	29,434
Shell PLC	9,887	354,627
TotalEnergies SE (France)	5,567	372,731
Williams Cos., Inc. (The)	62,800	2,669,000

		103,624,657

Paper & Forest Products — 0.0%
UPM-Kymmene OYJ (Finland)	780	27,396

Passenger Airlines — 0.0%
Japan Airlines Co. Ltd. (Japan)	3,600	56,880
Singapore Airlines Ltd. (Singapore)	2,200	11,178

		68,058

Personal Care Products — 0.0%
L’Oreal SA (France)	31	13,645
Unilever PLC (United Kingdom)	6,295	345,516

		359,161

Pharmaceuticals — 2.4%
AstraZeneca PLC (United Kingdom)	1,260	196,098

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	111,300	$4,622,289
Chugai Pharmaceutical Co. Ltd. (Japan)	900	32,047
Daiichi Sankyo Co. Ltd. (Japan)	2,400	83,409
Elanco Animal Health, Inc.*	171,300	2,471,859
Eli Lilly & Co.	48,200	43,639,316
GSK PLC	14,139	271,953
Hikma Pharmaceuticals PLC (Jordan)	801	19,085
Ipsen SA (France)	566	69,538
Johnson & Johnson	244,248	35,699,288
Merck & Co., Inc.	250,700	31,036,660
Novartis AG (Switzerland)	4,702	500,630
Novo Nordisk A/S (Denmark) (Class B Stock)	6,338	906,872
Ono Pharmaceutical Co. Ltd. (Japan)	7,000	95,643
Orion OYJ (Finland) (Class B Stock)	161	6,866
Otsuka Holdings Co. Ltd. (Japan)	700	29,573
Roche Holding AG	1,082	299,778
Sanofi SA	1,730	166,846
Shionogi & Co. Ltd. (Japan)	4,400	171,373
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	800	13,000

		120,332,123

Professional Services — 0.4%
Automatic Data Processing, Inc.	39,000	9,308,910
Computershare Ltd. (Australia)	812	14,202
Dun & Bradstreet Holdings, Inc.(a)	957,700	8,868,302
Experian PLC	176	8,176
ManpowerGroup, Inc.	12,800	893,440
Recruit Holdings Co. Ltd. (Japan)	4,700	252,894
Wolters Kluwer NV (Netherlands)	475	78,441

		19,424,365

Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd. (Japan)	100	10,351
Jones Lang LaSalle, Inc.*	21,000	4,310,880
Mitsubishi Estate Co. Ltd. (Japan)	400	6,297
Nomura Real Estate Holdings, Inc. (Japan)	4,700	118,315
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	13,243

		4,459,086

Residential REITs — 0.3%
Equity Residential	191,000	13,243,940

Retail REITs — 0.1%
Kimco Realty Corp.	78,000	1,517,880
Klepierre SA (France)	4,298	114,748
Realty Income Corp.(a)	17,100	903,222
Scentre Group (Australia)	7,020	14,550
Unibail-Rodamco-Westfield (France)	198	15,647
Vicinity Ltd. (Australia)	74,101	91,114

		2,657,161

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.*	19,100	3,098,211

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	21,400	$4,884,764
Applied Materials, Inc.	49,200	11,610,708
ASM International NV (Netherlands)	312	238,485
ASML Holding NV (Netherlands)	739	753,164
Broadcom, Inc.	20,600	33,073,918
Disco Corp. (Japan)	600	228,540
Intel Corp.	724,300	22,431,571
Lam Research Corp.	13,400	14,268,990
Micron Technology, Inc.	91,900	12,087,607
Monolithic Power Systems, Inc.	1,900	1,561,192
NVIDIA Corp.	1,708,200	211,031,028
NXP Semiconductors NV (China)	6,400	1,722,176
Qorvo, Inc.*	57,600	6,683,904
QUALCOMM, Inc.	143,400	28,562,412
Renesas Electronics Corp. (Japan)	1,100	20,861
Rohm Co. Ltd. (Japan)	500	6,684
SCREEN Holdings Co. Ltd. (Japan)	200	18,132
Teradyne, Inc.	76,000	11,270,040
Tokyo Electron Ltd. (Japan)	800	175,120

		363,727,507

Software — 6.5%
Adobe, Inc.*	17,950	9,971,943
Autodesk, Inc.*	50,000	12,372,500
Cadence Design Systems, Inc.*	46,600	14,341,150
Crowdstrike Holdings, Inc. (Class A Stock)*	10,100	3,870,219
Gitlab, Inc. (Class A Stock)*	63,800	3,172,136
Intuit, Inc.	6,000	3,943,260
Microsoft Corp.	513,300	229,419,435
Monday.com Ltd.*	100	24,076
Nemetschek SE (Germany)	1,240	121,057
Nice Ltd. (Israel)*	151	25,978
Oracle Corp.	52,800	7,455,360
Salesforce, Inc.	104,900	26,969,790
SAP SE (Germany)	648	130,167
ServiceNow, Inc.*	10,200	8,024,034
Xero Ltd. (New Zealand)*	218	19,715

		319,860,820

Specialized REITs — 0.5%
American Tower Corp.	21,000	4,081,980
Digital Realty Trust, Inc.(a)	12,600	1,915,830
Iron Mountain, Inc.(a)	107,000	9,589,340
Public Storage	38,500	11,074,525

		26,661,675

Specialty Retail — 1.1%
AutoZone, Inc.*	300	889,230
CarMax, Inc.*(a)	15,500	1,136,770
Fast Retailing Co. Ltd. (Japan)	300	75,882
Gap, Inc. (The)(a)	36,900	881,541
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	891	14,114
Home Depot, Inc. (The)	45,700	15,731,768
Industria de Diseno Textil SA (Spain)	5,478	271,837
Lowe’s Cos., Inc.	92,700	20,436,642
Ross Stores, Inc.	8,800	1,278,816

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
TJX Cos., Inc. (The)	19,600	$2,157,960
Ulta Beauty, Inc.*	25,100	9,685,337
Victoria’s Secret & Co.*	52,800	932,976

		53,492,873

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	924,800	194,781,376
Brother Industries Ltd. (Japan)	1,400	24,730
Canon, Inc. (Japan)	1,500	40,691
Hewlett Packard Enterprise Co.	373,900	7,915,463
Logitech International SA (Switzerland)	1,955	188,151
NetApp, Inc.	34,200	4,404,960
Pure Storage, Inc. (Class A Stock)*	22,400	1,438,304
Western Digital Corp.*	62,800	4,758,356

		213,552,031

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	252	60,169
Asics Corp. (Japan)	11,200	172,684
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	30	4,688
Deckers Outdoor Corp.*	4,100	3,968,595
Hermes International SCA (France)	120	277,155
LVMH Moet Hennessy Louis Vuitton SE (France)	217	166,611
Moncler SpA (Italy)	315	19,323
Pandora A/S (Denmark)	276	41,542
Ralph Lauren Corp.	49,200	8,612,952
Skechers USA, Inc. (Class A Stock)*	20,800	1,437,696

		14,761,415

Tobacco — 0.2%
Altria Group, Inc.	111,100	5,060,605
British American Tobacco PLC (United Kingdom)	3,126	96,030
Imperial Brands PLC (United Kingdom)	7,523	192,505
Japan Tobacco, Inc. (Japan)	1,400	37,911
Philip Morris International, Inc.	47,000	4,762,510

		10,149,561

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	300	27,960
Mitsui & Co. Ltd. (Japan)	4,000	91,226
Reece Ltd. (Australia)	5,045	84,252
Rexel SA (France)	342	8,847
Seven Group Holdings Ltd. (Australia)	247	6,171
Toyota Tsusho Corp. (Japan)	300	5,863
United Rentals, Inc.(a)	1,500	970,095
W.W. Grainger, Inc.	1,000	902,240

		2,096,654

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	140	28,350

Wireless Telecommunication Services — 0.1%
Tele2 AB (Sweden) (Class B Stock)	767	7,742

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.	15,300	$2,695,554

		2,703,296

TOTAL COMMON STOCKS (cost $1,777,652,651)		2,988,700,503

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	7,682

Banks — 0.0%
Citigroup Capital XIII, 11.961%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	643,940

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,983	176,560

TOTAL PREFERRED STOCKS (cost $712,486)		828,182

UNAFFILIATED EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF(a) (cost $48,119)	988	77,390

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 7.9%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class C
1.060%	08/18/26	13	12,487
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,238,541
Series 2021-02, Class D
1.290%	06/18/27	10	9,342
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,219,473
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,119,715
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,500	1,494,520
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,500	3,231,358
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,385,026
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	4,011,666
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,790,722
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,791,664
Series 2024-03A, Class A, 144A
5.230%	12/20/30	800	792,694

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32		2,223		$2,234,139
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32		838		842,524
CarMax Auto Owner Trust,
Series 2021-01, Class D
1.280%	07/15/27		10		9,653
Series 2021-02, Class C
1.340%	02/16/27		1,100		1,055,546
Series 2021-04, Class C
1.380%	07/15/27		800		752,722
Series 2022-02, Class C
4.260%	12/15/27		25		24,339
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36		1,453		1,452,639
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26		—(r	)	133
Series 2021-04A, Class C
1.460%	10/15/27		9		9,060
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	1,098		791,543
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33		1,300		1,227,809
Series 2021-02, Class B, 144A
1.910%	05/15/34		500		460,382
Series 2023-01, Class A, 144A
4.850%	08/15/35		4,100		4,065,772
Series 2023-02, Class A, 144A
5.280%	02/15/36		2,900		2,921,325
Series 2024-01, Class A, 144A
4.870%	08/15/36		5,900		5,851,136
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27		25		25,025
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200		182,492
Series 2024-01, Class A, 144A
4.980%	12/11/36		900		896,435
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27		3,700		3,693,396
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,900		1,734,019
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28		4,700		4,310,104
Series 2023-03A, Class A, 144A
5.940%	02/25/28		2,200		2,209,784
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,836		4,767,417

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-01A, Class B, 144A
1.260%	07/14/28		2,600	$2,426,895
Series 2023-01A, Class A, 144A
5.410%	11/14/29		4,700	4,694,642
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27		1,694	1,650,321
Series 2022-01, Class C
2.560%	04/17/28		1,600	1,581,406
Series 2022-03, Class C
4.490%	08/15/29		25	24,552
Series 2023-01, Class C
5.090%	05/15/30		800	792,817
Series 2023-03, Class C
5.770%	11/15/30		1,500	1,509,719
Series 2023-04, Class C
6.040%	12/15/31		2,600	2,635,189
Series 2023-06, Class B
5.980%	04/16/29		700	707,601
Series 2023-06, Class C
6.400%	03/17/31		300	307,866
Series 2024-02, Class C
5.840%	06/17/30		500	504,337
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		300	302,338
Series 2023-01A, Class C, 144A
5.970%	02/20/31		500	507,189
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		4,190	4,190,541
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		2,500	2,500,424
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	570,648

				85,521,087

Collateralized Loan Obligations — 5.3%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.855%(c)	04/20/37		11,250	11,257,111
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
5.647%(c)	01/22/38	EUR	3,250	3,510,063
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.786%(c)	07/20/34		3,750	3,757,119
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		11,250	11,259,107

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.755%(c)	01/25/35		700	$701,142
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.609%(c)	01/17/32		10,182	10,203,499
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.506%(c)	04/15/31	EUR	2,999	3,178,596
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.590%(c)	07/15/30		2,644	2,647,515
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	10/15/35	EUR	5,000	5,332,011
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.525%(c)	01/20/35		7,000	7,017,941
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/17/31		9,211	9,210,596
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.685%(c)	10/25/33		11,000	11,012,646
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.934%(c)	04/20/37		6,250	6,300,981
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29		20	20,276
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.795%(c)	01/25/35		7,500	7,505,296
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		7,000	7,004,613
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.600%(c)	04/15/31		1,335	1,336,841
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.614%(c)	04/26/31		2,949	2,952,066
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.598%(c)	02/05/31		109	108,708

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)

5.652%(c)	01/26/38	EUR	14,500	$15,653,049
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)

6.786%(c)	10/20/34		4,875	4,881,589
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)

6.756%(c)	10/20/34		11,500	11,500,000
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)

6.852%(c)	04/15/37		11,000	11,073,952
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)

6.706%(c)	04/21/31		1,303	1,304,254
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)

5.342%(c)	05/15/37	EUR	11,000	11,851,345
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
6.815%(c)	06/20/34		9,500	9,509,249
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.740%(c)	07/15/34		3,000	3,003,934
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.941%(c)	04/20/37		8,000	8,006,524
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.725%(c)	01/20/35		7,000	7,037,036
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)

6.841%(c)	10/30/30		388	388,060
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.709%(c)	01/17/31		178	178,411
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)

6.586%(c)	10/20/31		7,292	7,298,937
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)

6.755%(c)	06/20/34		5,500	5,508,603

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37		10,000	$10,008,713
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		3,085	3,088,695
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	01/20/32		1,240	1,241,087
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34		6,750	6,756,263
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30		954	955,104
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.195%(c)	01/20/36		11,000	11,056,402
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.872%(c)	07/25/34	EUR	4,500	4,803,838
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.046%(c)	07/20/32		3,000	3,002,703
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.720%(c)	04/15/34		10,000	10,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/17/31		2,326	2,328,242
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/31		4,585	4,590,031
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31		1,522	1,523,063

				260,865,211

Consumer Loans — 0.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		1,400	1,397,834
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,707,842
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.093%(c)	06/16/36		2,800	2,794,201

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,050		$2,034,004
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400		5,465,482

					14,399,363

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.390%(c)	03/15/32	GBP	5,400		6,850,967
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
6.116%(c)	07/15/32	GBP	2,100		2,657,644

					9,508,611

Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		950		938,348
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,390		1,369,404
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400		2,269,166

					4,576,918

Home Equity Loans — 0.1%
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		943		944,183
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		357		356,561
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		712		725,109
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		186		185,382
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		378		377,977
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		2,668		2,670,710

					5,259,922

Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		792		693,865

Residential Mortgage-Backed Securities — 0.0%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor
0.795%)
6.255%(c)	06/25/34		85		85,318
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	1

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.088%(c)	03/15/26^	EUR	943	$754,560

				839,879

Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		557	506,038
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		405	373,464
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		112	106,157
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		107	104,552
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		24	23,612
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		490	473,451
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		612	568,080
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.968%(c)	05/25/70		1,236	1,225,311
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		421	408,558
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		518	495,901
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		825	774,529
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		344	337,796
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,082	1,013,859

				6,411,308

TOTAL ASSET-BACKED SECURITIES (cost $391,505,451)				388,076,164

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54		8,000	7,077,512
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54		3,800	3,375,328
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49		1,695	1,668,019
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		6,465	6,159,480
Series 2021-BN35, Class A3
1.717%	06/15/64		4,900	4,073,516

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	$2,798,684
BANK5,
Series 2023-05YR01, Class A3
6.260%(cc)	04/15/56	10,000	10,237,511
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,137,210
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.603%(c)	11/15/34	10	200
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
7.583%(c)	10/15/37	20	19,983
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,767,237
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	7,790,133
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,549,839
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,117,526
Series 2023-B39, Class A2
6.793%(cc)	07/15/56	5,000	5,125,423
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	7,500	7,744,759
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	6,104,810
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	6,515	6,466,936
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10	9,327
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,686
Series 2016-C01, Class A3
2.944%	05/10/49	4,970	4,754,213
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,444,766
Series 2017-P07, Class A3
3.442%	04/14/50	4,900	4,655,916
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	2,293	2,283,250
Series 2015-CR23, Class A3
3.230%	05/10/48	21	21,000
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,772
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,795,610
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,794

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,806	$2,737,641
Series 2017-C08, Class A3
3.127%	06/15/50	4,787	4,453,768
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.464%(cc)	03/25/26	12,335	243,631
Series K068, Class A1
2.952%	02/25/27	4	4,128
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,257	3,246,824
Series 2015-GC32, Class A3
3.498%	07/10/48	4,730	4,626,012
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,776
Series 2016-GS03, Class A3
2.592%	10/10/49	5,313	5,036,697
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	4,967,304
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,280
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	4,950,213
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,718,641
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	587	583,837
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,719	4,641,160
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,681
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.794%(c)	04/15/38	2,517	2,491,571
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,827,911
Series 2016-UB11, Class A3
2.531%	08/15/49	10,156	9,615,907
Series 2018-H04, Class A3
4.043%	12/15/51	1,765	1,684,886
Series 2019-H07, Class A2
2.492%	07/15/52	7,646	7,627,154
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	9,133
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,056	1,995,144
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,353,826
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,066,874

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C14, Class A3
4.180%	12/15/51	3,131	$3,001,537
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,761
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,716
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,599,720
Series 2017-C38, Class A4
3.190%	07/15/50	4,098	3,865,824
Series 2018-C48, Class A4
4.037%	01/15/52	6,840	6,518,811
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	5,937,705

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $224,224,533)			209,061,513

CORPORATE BONDS — 10.6%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,031,727
3.300%	03/01/35	2,900	2,172,485
3.550%	03/01/38	1,296	938,689
3.900%	05/01/49	2,570	1,726,878
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,491
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,223,128

			8,102,398

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,045	1,472,079
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,601,934
3.557%	08/15/27	105	99,639
4.390%	08/15/37	1,675	1,413,177
6.343%	08/02/30	550	573,695
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,450,476
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,150	5,131,565
5.500%	09/07/30	2,942	2,982,064
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	930	907,594

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,250	$1,171,324

				19,803,547

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28		2	2,412
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,793	1,692,503
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33		20	17,446
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		337	336,857
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		905	900,646
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31		22	19,915
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	811,850
4.625%	04/15/29		165	153,748

				3,935,377

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		725	605,911

Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24		5,350	5,251,161
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,365	1,105,128
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	180,917
2.900%	02/10/29		1,095	965,776
3.375%	11/13/25		325	314,528
4.125%	08/17/27		690	655,812
6.950%	03/06/26		775	787,804
7.350%	03/06/30		1,255	1,328,012
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		5	4,935
6.250%	10/02/43		980	976,054
6.600%	04/01/36		760	796,282
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.950%	04/04/34	(a)	2,095	2,096,363

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	(a)	3,085	$3,077,843
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24		20	19,667
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.800%	01/05/34	(a)	2,125	2,063,609
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29		2,690	2,673,367

				22,297,258

Banks — 3.3%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25	(a)	1,000	973,907
5.538%(ff)	03/14/30		1,000	990,427
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		50	43,216
5.080%(ff)	01/20/27		25	24,843
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		2,600	2,140,168
1.922%(ff)	10/24/31		7,385	6,035,343
2.496%(ff)	02/13/31		3,085	2,665,679
3.824%(ff)	01/20/28		955	920,738
4.244%(ff)	04/24/38		20	17,688
4.271%(ff)	07/23/29		510	491,295
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		2,550	2,390,967
Sub. Notes, MTN
4.000%	01/22/25		2,000	1,978,985
4.450%	03/03/26		8,455	8,311,729
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	430,817
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30		3,710	3,686,615
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		850	836,904
5.690%(ff)	03/12/30		2,110	2,112,886
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		3,825	3,739,612
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26		2,480	2,396,315
3.132%(ff)	01/20/33		1,505	1,263,950
5.497%(ff)	05/20/30		790	785,493
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29		1,800	1,825,015

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	1,400	$1,369,017
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,260	1,049,948
3.200%	10/21/26		1,870	1,782,405
3.700%	01/12/26		6,180	6,019,737
3.887%(ff)	01/10/28		35	33,802
Sub. Notes
4.450%	09/29/27		5,975	5,824,645
4.600%	03/09/26		10	9,841
4.750%	05/18/46		820	703,019
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26		1,160	1,117,341
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		2,080	2,080,783
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26		440	417,611
7.146%(ff)	07/13/27		800	817,557
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	946,050
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32		4,510	3,750,652
3.102%(ff)	02/24/33	(a)	2,730	2,335,082
3.500%	01/23/25	(a)	4,115	4,064,509
3.750%	02/25/26	(a)	1,010	984,272
3.814%(ff)	04/23/29		540	512,253
3.850%	01/26/27		2,920	2,821,993
6.484%(ff)	10/24/29		4,760	4,970,829
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		5	4,512
Sub. Notes
6.750%	10/01/37		104	112,296
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,645	1,623,347
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(oo)	1,045	1,016,556
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		4,530	3,687,612
3.782%(ff)	02/01/28		695	669,611
3.882%(ff)	07/24/38		20	17,162
3.964%(ff)	11/15/48		3,250	2,583,189
4.005%(ff)	04/23/29		2,170	2,076,688
4.452%(ff)	12/05/29		3,350	3,250,744
5.299%(ff)	07/24/29		2,740	2,749,567
5.350%(ff)	06/01/34	(a)	20	19,913
Sub. Notes
2.956%(ff)	05/13/31		15	13,146
3.875%	09/10/24	(a)	2,063	2,054,715

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		765	$775,881
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27		25	22,714
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29		2,760	2,757,990
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29		8,475	8,441,683
5.449%(ff)	07/20/29		1,975	1,986,725
6.407%(ff)	11/01/29		3,030	3,160,945
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		630	515,375
3.875%	01/27/26		675	659,835
4.431%(ff)	01/23/30		515	497,868
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		25	24,291
2.943%(ff)	01/21/33		2,465	2,095,517
3.591%(cc)	07/22/28		1,255	1,193,285
Sub. Notes, GMTN
4.350%	09/08/26		3,825	3,740,737
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27		35	34,580
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28		1,495	1,379,136
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26		4,400	4,113,523
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26		10	9,955
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.880%	07/13/26	(a)	3,945	3,982,580
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26		1,040	1,043,025
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25		35	33,621
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30		10	8,275
7.161%(ff)	10/30/29		1,190	1,263,532
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26		5,000	4,910,073
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,560	1,507,350
3.091%(ff)	05/14/32		885	755,569
4.282%	01/09/28	(a)	1,370	1,314,212
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		50	48,554

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.389%(ff)	04/24/34		1,500	$1,483,647
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		4,175	3,612,037
5.557%(ff)	07/25/34		3,130	3,129,570
5.574%(ff)	07/25/29		3,660	3,694,065

				163,749,146

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		630	578,920
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30		25	23,223
4.600%	04/15/48		70	61,917
8.000%	11/15/39		1,285	1,624,879
8.200%	01/15/39		250	317,882
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		1,015	833,083

				3,439,904

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	(a)	905	635,443
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		40	34,039

				669,482

Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes, 144A
3.500%	02/15/30		550	501,077
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		760	686,595
4.750%	01/15/28		700	667,451

				1,855,123

Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25		5	4,763
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		95	78,516
9.400%	05/15/39		155	205,152
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.419%	11/15/48		255	264,154
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		1,681	1,725,126

				Principal
Interest	Maturity			Amount
Rate	Date			(000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	(a)		670	$637,547

					2,915,258

Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26		EUR	693	714,801
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46			975	797,459
5.000%	02/15/29			1,205	1,202,162
6.700%	06/01/34			420	461,179
7.000%	10/15/37			380	429,663
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44			5	4,465
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53	(a)		695	685,054
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116			1,500	1,104,355
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50			20	13,128
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24			30	29,754
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30			10	8,972
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26			5	4,885
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			325	282,634
4.875%	01/15/28	(a)		1,190	1,152,464
5.250%	01/15/30	(a)		385	372,687
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52			1,170	941,712
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53	(a)		1,515	1,467,898

					9,673,272

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30			15	12,635
3.200%	05/13/25			25	24,562

					37,197

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	(a)	75	$76,406

Diversified Financial Services — 0.3%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		4,985	4,809,375
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27		20	19,123
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		480	479,317
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		5	4,932
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28		2,600	2,625,618
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		2,055	1,692,232
6.070%	07/12/28		3,355	3,427,641
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		330	323,570

				13,381,808

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28		525	469,055
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,910	2,763,802
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		626	469,790
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45		10	8,032
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36		550	583,189
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48		15	11,044
5.950%	05/15/37		305	315,317
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	(a)	1,500	1,326,692
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33		590	656,600
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		1,400	1,306,375

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	$1,211,079
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,654,037
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	216,838
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	4,425	4,352,820
6.050%	04/15/38	550	572,657
First Ref. Mortgage
4.000%	09/30/42	570	458,875
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	672,431
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%(cc)	07/12/31	2,140	1,737,989
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	876,529
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,284,396
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,666
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,195
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	898,718
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,897
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,827,398
5.950%	10/01/33	295	310,633
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	150,936
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	432,694
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,323
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	20,503
4.900%	02/28/28	3,800	3,764,246
6.051%	03/01/25	780	781,157

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,580	$1,149,794
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		75	64,347
3.875%	02/15/32		200	171,969
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		320	302,680
2.450%	12/02/27		1,395	1,259,465
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	(a)	10	9,031
3.950%	12/01/47		2,000	1,429,980
4.950%	07/01/50		1,345	1,110,805
PacifiCorp,
First Mortgage
5.350%	12/01/53	(h)	3,010	2,732,821
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		1,110	688,879
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		1,005	541,775
3.700%	05/01/28		1,280	1,222,617
4.900%	12/15/32		1,050	1,033,171
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		535	558,692
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		710	574,981
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	1,129,647
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		20	19,646
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	(a)	1,670	1,673,322
First Ref. Mortgage
4.000%	04/01/47		580	443,869
First Ref. Mortgage, Series C
3.600%	02/01/45		860	627,925
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		725	701,472
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		2,145	2,142,201
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	416,432

				51,186,434

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		575	$564,571
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		919	862,711
4.250%	10/31/26		882	847,682
5.500%	07/31/47		800	662,750

				2,937,714

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		600	613,098
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		750	750,000
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	(a)	900	731,403
5.141%	03/15/52		1,210	941,602

				3,036,103

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24		15	14,937
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32		20	17,349

				32,286

Foods — 0.1%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	(a)	1,265	1,297,416
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		2,000	1,973,659
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40		1,420	1,515,655
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	(a)	275	249,317
4.375%	01/31/32		850	757,587
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		660	444,172

				6,237,806

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		915	728,651
3.490%	05/15/27	(a)	1,425	1,359,105
3.600%	05/01/30		1,270	1,165,561

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
3.950%	03/30/48	15	$11,232
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	29,803

			3,294,352

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	17,727
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	621,524

			639,251

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	545,784
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,750
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,140
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	21,383
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	15	14,877
2.782%	10/01/30	5	4,333
5.318%	12/01/34	4,270	4,195,230
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	343,278
4.650%	01/15/43	15	13,236
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,916
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	18,941
4.375%	03/15/42	10	8,202
5.375%	02/01/25	305	303,899
Gtd. Notes, MTN
7.750%	07/15/36	450	511,393
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,061
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	12,244
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	785,953

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49		20	$15,131
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	(a)	765	670,809
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		1,732	1,738,154
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		625	579,147
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45		5	4,213
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		10	8,499
3.250%	05/15/51	(a)	1,000	686,732
3.750%	07/15/25		5	4,926
5.200%	04/15/63	(h)	2,840	2,636,388
5.500%	04/15/64		1,680	1,629,304
6.050%	02/15/63		915	962,543

				15,754,466

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31		575	507,432
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	522,470

				1,029,902

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		30	27,295
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25		5	4,883
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52		50	38,689
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52		35	27,554
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33		3,785	3,835,946
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	881,266
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	789,225

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	$314,819
5.000%	03/30/43	200	178,583
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,522
4.350%	01/30/47	5	4,224
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	734,715
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	16,718
3.400%	05/15/25	10	9,809
4.625%	09/15/42	130	115,274
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	460,238
6.850%	12/16/39	124	138,146

			7,585,906

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	4,980
3.875%	08/22/37	10	8,830
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,930

			18,740

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	8,831
3.950%	05/01/28	15	14,369

			23,200

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	549,097
5.000%	10/15/27	15	14,960
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	288	282,077

			846,134

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	24,438
4.150%	09/15/27	25	24,444

			48,882

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		125	$119,967
5.500%	05/01/26		625	617,440
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	(a)	2,870	2,454,963
3.900%	06/01/52		580	363,514
4.908%	07/23/25		3	2,974
5.375%	04/01/38		1,950	1,702,479
6.384%	10/23/35		875	852,972
6.484%	10/23/45		1,386	1,267,719
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		5,275	4,358,359
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		5	4,824
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		360	300,886
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		50	47,362

				12,093,459

Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27		215	210,455
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29		2,750	2,466,636
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34		1,280	1,277,708
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31		3,050	2,541,533

				6,496,332

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		1,200	1,183,708

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		1,545	1,539,670

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,810	1,693,276
5.500%	12/01/24	(a)	700	698,388

				2,391,664

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	$641,326
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,250	2,972,562
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,306
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	17,521
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	654,479
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,240
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	161,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	279,156
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	612,469
8.625%	01/19/29	2,105	2,215,723
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	500	504,869
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	123	108,970
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	300	289,664
6.250%	04/15/32	500	481,115
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	504,273
4.875%	04/03/28	530	525,097
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,724,847
6.490%	01/23/27	471	451,642
6.500%	03/13/27	330	314,292
Gtd. Notes, MTN
6.875%	08/04/26	670	654,925
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	552,000
2.250%	07/12/31	820	684,700
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,070,886

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		500	$459,236
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25		30	29,498

				15,943,796

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	(a)	425	359,460
6.000%	06/15/29	(a)	1,150	1,156,161
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		5,135	4,825,712
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24		625	623,458
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	(a)	125	125,346

				7,090,137

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		10	9,529
3.600%	05/14/25		10	9,838
3.800%	03/15/25		1,175	1,159,680
4.050%	11/21/39		250	216,944
4.550%	03/15/35	(h)	2,190	2,077,118
4.700%	05/14/45		735	663,899
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,600	1,567,196
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		20	17,673
3.734%	12/15/24		130	128,772
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27		15	14,287
3.750%	09/15/25		5	4,895
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28		8,000	7,767,827
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		50	45,376
4.780%	03/25/38		3,750	3,348,215
5.875%	06/01/53		200	191,555
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53		340	318,365

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	$1,116,090
5.400%	11/29/43	845	731,063
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	835,887
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	343,071
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	2,695	2,270,157

			22,837,437

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	738,143
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,421,563
4.950%	12/15/24	5	4,977
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	5,240	5,205,646
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	54,707
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,228,047
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	9,985
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,100,352
5.550%	05/15/34	1,495	1,476,088
6.100%	02/15/42	25	24,589
6.125%	12/15/45	180	176,403
6.250%	04/15/49	1,900	1,892,812
6.400%	12/01/30	480	504,414
6.550%	12/01/33	1,265	1,338,491
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	51,101
7.500%	06/01/30	50	53,288
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,922
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	550	562,203
6.510%	02/23/42	715	748,962
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,541,698

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30		595	$512,874
4.000%	02/15/25		1,430	1,414,029
4.000%	03/15/28		1,385	1,325,223
4.875%	06/01/25		3,250	3,221,863
5.200%	03/01/47		40	35,814
5.500%	02/15/49		395	364,900
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		145	153,298
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		5,205	4,654,520
4.500%	03/15/50		295	233,349
6.050%	09/01/33		2,160	2,224,386
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		5	4,960
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26		15	14,355
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33		755	679,504
6.125%	03/15/33		1,895	1,949,395
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		115	104,787
4.125%	08/15/31		90	80,789
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		125	107,333
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45		1,000	874,435
5.100%	09/15/45		500	450,878
5.150%	03/15/34		510	497,633
8.750%	03/15/32		1,130	1,349,388

				38,392,104

Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	(a)	1,815	1,421,370
2.950%	03/15/34		480	388,193
5.250%	05/15/36		2,445	2,352,558
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26		30	27,515
3.600%	01/15/28		5,420	5,115,116
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		5	4,945
3.900%	03/15/27		5	4,803
4.050%	07/01/30		5	4,639

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33		1,345	$1,061,039
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27		10	9,387
3.700%	06/15/26		10	9,665
4.750%	05/15/47		5	4,254
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30		5	4,431
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		1,050	1,041,602
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28		5	4,407
2.875%	01/15/31		5	4,314
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30		3,480	3,003,738
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	(a)	950	617,840
5.000%	10/15/27	(a)	400	333,623
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27		5	4,618
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28		10	8,809
2.250%	11/09/31		1,288	1,064,536
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25		20	19,765
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24		5	4,968
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		3,000	2,477,792
5.500%	01/15/29		3,445	3,445,391
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29		20	18,671

				22,457,989

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		525	491,531
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	(a)	770	617,562
3.125%	04/21/26		5	4,805
3.750%	06/01/27		15	14,424

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		4,705	$4,636,175
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		275	237,816
3.875%	10/01/31		250	208,604
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27		50	46,827
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33		30	29,538
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27		20	19,057
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31		5	4,028
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25		20	19,724

				6,330,091

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		320	256,198
3.187%	11/15/36		4,445	3,515,645
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	(a)	385	381,394
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32		25	20,785
3.150%	05/01/27		5	4,726
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30		25	21,638
3.250%	05/20/27		12	11,461
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		15	12,667

				4,224,514

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		10	9,599
5.450%	03/02/28		2,560	2,583,009
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		2,370	2,158,639
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29		5	4,497
3.800%	12/15/26		15	14,500

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	(a)	2,055	$1,668,377

				6,438,621

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		50	40,578
2.550%	12/01/33		576	457,842
3.500%	09/15/53		850	576,920
3.650%	09/15/59		160	107,387
4.500%	05/15/35		545	501,820
5.400%	02/15/34		6,540	6,540,212
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		250	136,604
4.875%	06/15/29		100	57,852
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		300	299,322
10.500%	05/15/30		500	497,602
11.000%	11/15/29		1,020	1,044,962
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34		4,310	4,270,891
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.500%	03/15/42		60	50,864
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28		380	341,125
2.550%	02/15/31		1,385	1,175,686
3.875%	04/15/30		8,000	7,478,955
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30		615	499,831
2.550%	03/21/31		1,074	912,310
2.625%	08/15/26		45	42,665
2.650%	11/20/40		1,595	1,098,909
3.150%	03/22/30		1,900	1,712,655

				27,844,992

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		10	8,282
6.700%	08/01/28		670	713,565
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26		10	9,218
2.875%	11/15/29		5	4,472
3.500%	05/01/50		20	14,371
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		715	766,404

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	$536,999
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	99,839
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	153,599

			2,306,749

TOTAL CORPORATE BONDS (cost $547,225,940)			520,784,526

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29	105	102,393
Term B-2, 1 Month SOFR + 6.560%
11.904%(c)	04/15/30	105	102,322
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/29	38	25,769
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30	38	25,772
Term Loan
—%(p)	06/01/28^	25	20,971

TOTAL FLOATING RATE AND OTHER LOANS (cost $287,943)			277,227

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	230,837

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,431,333
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	19,513
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,451,459
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	547,642
7.625%	03/01/40	220	260,234
7.550%	04/01/39	245	290,305
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,395

			4,004,881

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	$710,936

Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,047
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	32,639

			42,686

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	15,158

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,106,923

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,253,013

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,025	1,046,535
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	24,562

			1,071,097

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	437,143

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	462,684

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	540,835

Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	11,448
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,700
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,995

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	$21,142

			64,285

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	385,108

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	13,728

TOTAL MUNICIPAL BONDS (cost $9,867,042)			10,339,314

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	13	11,042
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.982%(cc)	02/25/35	78	73,282
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.335%(c)	09/25/31	2,100	2,099,995
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.085%(c)	01/26/32	740	740,712
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	4,221	4,165,852
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	500	436,850
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.181%(cc)	02/25/37	49	47,673
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	595	594,764
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.335%(c)	12/25/41	4	3,914
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.235%(c)	12/25/41	1,760	1,780,912
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	03/25/42	6	5,708
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.635%(c)	01/25/43	8	8,225

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.835%(c)	10/25/43	543	$546,621
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	587	552,796
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.450%(c)	02/25/30	—(r)	355
Series 2018-C03, Class 1EB2, 30 Day Average SOFR + 0.964% (Cap N/A, Floor 0.850%)
6.300%(c)	10/25/30	2	1,822
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
6.235%(c)	11/25/41	4	4,275
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.600%(c)	04/25/50	1,011	105,393
Series 2020-73, Class ID, IO, 30 Day Average SOFR x (1) + 5.136% (Cap 5.250%, Floor 0.000%)
0.000%(c)	05/25/40	13,495	718,156
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.615%(c)	08/25/52	2,414	199,868
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.700%(c)	09/25/50	181	203,224
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.985%(c)	01/25/34	165	166,324
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.185%(c)	11/25/41	8	7,977
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.185%(c)	09/25/41	4,460	4,450,013
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.335%(c)	01/25/42	1,013	1,013,108
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	04/25/42	11	11,448
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.535%(c)	05/25/42	15	14,985
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.285%(c)	06/25/42	15	15,676
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	03/25/42	10	9,657
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	403	382,282

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,556	$97,058
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	387	5,544
Series 5281, Class AY
2.500%	08/25/52	812	635,959
Freddie Mac Strips,
Series 406, Class PO, PO
1.221%(s)	10/25/53	3,646	2,887,803
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	1,505	27,351
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,931	37,702
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	2,530	30,266
Series 2019-069, Class KB
3.000%	06/20/49	3,423	2,569,458
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	4,421	46,060
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,776	34,332
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	3,015	46,678
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	582	142
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,053	17,564
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	4,538	88,873
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,492	28,343
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,211	28,105
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	3,980	72,722
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,656	53,120
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	937	16,151

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		5,593	$84,267
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		2,052	34,594
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		2,102	31,837
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		16,891	464,704
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.100%(c)	05/25/29		168	168,360
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.408%(cc)	07/25/35		8	7,599
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		6	5,060
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%(cc)	10/25/66		294	288,948
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		2,032	1,792,635
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.210%(c)	01/25/48		177	172,491
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.935%(c)	04/25/34		443	443,025
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,965	1,983,484
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.598%(c)	06/24/71	EUR	379	404,539
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.282%(cc)	02/25/34		33	31,043
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
6.060%(c)	02/25/57		255	260,822
Series 2020-04, Class A1, 144A
1.750%	10/25/60		626	553,737

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $33,208,013)				31,823,285

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#		Value

SOVEREIGN BONDS — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30			710	$597,066
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28			1,040	993,850
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25			400	389,229
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26		EUR	2,100	2,130,923
3.375%	07/30/25		EUR	1,500	1,595,381
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36			1,463	1,424,962
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	(a)		475	320,031
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31			453	387,994
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28			20	19,069
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28			20	19,266
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24			10	9,920
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26		EUR	1,400	1,529,152
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27		EUR	808	796,372

TOTAL SOVEREIGN BONDS (cost $10,761,593)					10,213,215

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.4%
Federal Home Loan Bank
5.500%	07/15/36	(k)		960	1,038,581
Federal Home Loan Mortgage Corp.
1.500%	11/01/50			3,855	2,882,776
2.000%	01/01/32			309	284,198
2.000%	02/01/36			1,195	1,057,759
2.000%	06/01/40			981	827,360
2.000%	10/01/40			1,461	1,234,208
2.000%	09/01/50			2,987	2,357,551
2.000%	10/01/50			2,449	1,933,285
2.000%	03/01/51			1,574	1,236,047
2.000%	04/01/51			98	77,147
2.000%	07/01/51			9,139	7,190,557
2.000%	09/01/51			434	345,213
2.500%	03/01/30			132	124,934
2.500%	10/01/32			329	305,418
2.500%	01/01/51			1,444	1,182,844

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	03/01/51	921	$767,698
2.500%	04/01/51	7,451	6,130,734
2.500%	05/01/51	4,201	3,437,487
2.500%	08/01/51	439	360,558
2.500%	10/01/51	3,261	2,705,794
2.500%	12/01/51	3,053	2,503,061
3.000%	10/01/28	81	77,980
3.000%	06/01/29	222	213,657
3.000%	03/01/32	302	285,584
3.000%	01/01/37	165	152,172
3.000%	01/01/43	369	326,086
3.000%	07/01/43	749	661,166
3.000%	09/01/46	2,116	1,851,433
3.000%	12/01/46	6,148	5,371,725
3.000%	01/01/47	1,890	1,651,451
3.000%	02/01/50	1,551	1,338,811
3.000%	03/01/51	1,421	1,209,279
3.000%	06/01/51	578	491,613
3.000%	07/01/51	956	815,363
3.000%	11/01/51	882	751,548
3.000%	02/01/52	455	392,082
3.500%	06/01/37	122	115,814
3.500%	03/01/42	175	160,580
3.500%	06/01/42	122	111,525
3.500%	01/01/47	312	283,644
3.500%	02/01/47	441	399,649
3.500%	03/01/48	4,469	4,038,428
3.500%	04/01/52	2,668	2,373,375
4.000%	06/01/26	60	58,897
4.000%	09/01/26	28	28,095
4.000%	09/01/37	342	329,276
4.000%	11/01/37	2,915	2,804,782
4.000%	10/01/39	281	265,500
4.000%	12/01/40	133	126,135
4.000%	10/01/41	113	106,761
4.000%	01/01/42	43	40,795
4.000%	10/01/45	143	134,113
4.000%	04/01/52	1,168	1,083,531
4.500%	09/01/39	88	86,071
4.500%	10/01/39	510	496,311
4.500%	12/01/39	167	162,522
4.500%	07/01/41	49	47,962
4.500%	07/01/41	1,056	1,025,732
4.500%	08/01/41	69	66,848
4.500%	08/01/41	84	81,602
4.500%	08/01/41	99	95,601
4.500%	10/01/41	92	88,950
4.500%	10/01/46	81	78,340
4.500%	12/01/47	375	360,459
4.500%	07/01/52	6,824	6,442,874
4.500%	08/01/52	2,798	2,638,541
4.500%	09/01/52	223	210,224
5.000%	05/01/34	8	8,217
5.000%	05/01/34	85	84,113
5.000%	08/01/35	9	8,900
5.000%	09/01/35	20	19,668
5.000%	10/01/36	14	14,142
5.000%	05/01/37	8	8,253

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	07/01/37		156	$154,333
5.000%	09/01/38		21	20,700
5.000%	09/01/38		22	21,722
5.000%	09/01/38		25	24,719
5.000%	02/01/39		9	8,483
5.000%	06/01/39		25	25,018
5.000%	10/01/52		442	428,520
5.000%	11/01/52		1,366	1,321,963
5.500%	02/01/34		12	11,610
5.500%	04/01/34		235	234,680
5.500%	06/01/34		36	35,869
5.500%	06/01/34		69	69,208
5.500%	05/01/37		20	20,295
5.500%	02/01/38		153	154,196
5.500%	05/01/38		28	28,583
5.500%	07/01/38		142	142,814
6.000%	03/01/32		89	91,503
6.000%	12/01/33		19	19,371
6.000%	07/01/36		2	1,777
6.000%	12/01/36		3	3,432
6.000%	05/01/37		5	5,326
6.000%	12/01/37		9	8,883
6.000%	01/01/38		2	1,971
6.000%	01/01/38		4	4,522
6.000%	01/01/38		99	100,873
6.000%	10/01/38		33	34,134
6.000%	08/01/39		16	16,219
6.000%	12/01/52		438	440,657
6.750%	03/15/31		455	514,427
7.000%	01/01/31		4	4,235
7.000%	06/01/31		2	2,268
7.000%	09/01/31		1	1,136
7.000%	10/01/31		16	16,427
7.000%	10/01/32		11	11,718
Federal National Mortgage Assoc.
1.500%	01/01/36		2,558	2,199,370
1.500%	05/01/36		384	329,973
1.500%	06/01/36		402	345,036
1.500%	07/01/36		1,469	1,259,759
1.500%	02/01/42		434	350,108
1.500%	10/01/50		364	273,280
1.500%	11/01/50		3,923	2,941,610
1.500%	12/01/50		4,381	3,286,244
1.500%	01/01/51		1,902	1,422,791
1.500%	03/01/51		924	690,815
2.000%	03/01/31		1,194	1,107,780
2.000%	08/01/31		461	424,922
2.000%	01/01/32		2,469	2,275,278
2.000%	05/01/36		1,178	1,041,270
2.000%	12/01/36		2,330	2,049,463
2.000%	02/01/37		2,622	2,306,100
2.000%	02/01/41		1,991	1,675,232
2.000%	05/01/41	(k)	4,489	3,754,612
2.000%	08/01/50		1,057	829,961
2.000%	10/01/50		12,010	9,480,263
2.000%	12/01/50		38	30,176
2.000%	01/01/51		1,803	1,426,532
2.000%	02/01/51	(k)	13,830	10,860,072

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	03/01/51		3,524	$2,768,405
2.000%	04/01/51		2,697	2,120,021
2.000%	04/01/51		3,698	2,906,675
2.000%	05/01/51	(k)	23,751	18,678,322
2.000%	08/01/51		3,470	2,726,294
2.500%	TBA		16,500	13,485,527
2.500%	07/01/32		991	920,260
2.500%	08/01/32		1,078	1,004,327
2.500%	09/01/32		1,049	976,470
2.500%	07/01/35		3,795	3,535,425
2.500%	10/01/37		1,003	912,821
2.500%	10/01/43		443	375,171
2.500%	12/01/46		821	694,491
2.500%	03/01/50		615	508,100
2.500%	08/01/50		2,772	2,282,767
2.500%	12/01/50		270	224,510
2.500%	12/01/50		3,475	2,862,242
2.500%	02/01/51		2,202	1,806,115
2.500%	02/01/51		2,679	2,196,750
2.500%	04/01/51		3,269	2,689,428
2.500%	08/01/51		863	708,662
2.500%	08/01/51		885	726,647
2.500%	09/01/51		2,738	2,247,412
2.500%	10/01/51		947	777,063
2.500%	12/01/51		8,124	6,728,481
2.500%	02/01/52		430	356,058
2.500%	05/01/52		848	702,873
3.000%	02/01/27		252	245,004
3.000%	08/01/30		309	294,124
3.000%	05/01/35		2,607	2,418,409
3.000%	07/01/36		1,594	1,478,553
3.000%	11/01/36		694	638,698
3.000%	12/01/42		417	368,190
3.000%	12/01/42		527	465,198
3.000%	03/01/43		102	90,294
3.000%	11/01/46		102	88,669
3.000%	01/01/47		820	716,457
3.000%	02/01/47		586	512,122
3.000%	03/01/47		457	395,515
3.000%	11/01/49		450	388,591
3.000%	12/01/49		286	247,040
3.000%	12/01/49		387	333,916
3.000%	01/01/50		442	377,093
3.000%	02/01/50		396	341,926
3.000%	02/01/50		448	382,141
3.000%	02/01/50		4,812	4,154,104
3.000%	03/01/50		335	289,112
3.000%	05/01/51		765	651,344
3.000%	12/01/51		4,829	4,153,726
3.000%	12/01/51		15,572	13,444,268
3.000%	03/01/52		933	794,840
3.000%	03/01/52		1,709	1,464,973
3.000%	04/01/52		894	762,924
3.000%	04/01/52		1,743	1,500,085
3.500%	07/01/31		221	213,654
3.500%	11/01/32		147	141,270
3.500%	02/01/33		311	298,330
3.500%	05/01/33		426	407,797

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	06/01/39	272	$249,787
3.500%	01/01/42	1,836	1,688,406
3.500%	05/01/42	924	848,693
3.500%	07/01/42	371	339,046
3.500%	08/01/42	139	126,520
3.500%	08/01/42	313	286,133
3.500%	09/01/42	399	362,298
3.500%	09/01/42	690	627,989
3.500%	11/01/42	197	179,461
3.500%	03/01/43	1,363	1,240,645
3.500%	04/01/43	218	199,316
3.500%	04/01/43	488	443,151
3.500%	07/01/43	97	88,439
3.500%	06/01/45	1,774	1,608,288
3.500%	07/01/46	228	206,770
3.500%	11/01/46	432	390,710
3.500%	09/01/47	438	396,351
3.500%	01/01/48	4,376	3,937,843
3.500%	05/01/48	403	361,579
3.500%	06/01/48	2,030	1,836,128
3.500%	02/01/52	5,068	4,519,390
3.500%	03/01/52	852	761,771
3.500%	06/01/52	418	371,049
4.000%	12/01/36	326	313,817
4.000%	11/01/37	532	511,725
4.000%	10/01/41	1,029	970,747
4.000%	07/01/44	412	385,906
4.000%	09/01/44	678	635,434
4.000%	10/01/46	317	294,675
4.000%	06/01/47	294	274,469
4.000%	09/01/47	110	102,891
4.000%	11/01/47	364	341,040
4.000%	11/01/47	475	444,419
4.000%	12/01/47	1,512	1,412,865
4.000%	03/01/49	3,061	2,842,807
4.000%	01/01/50	1,347	1,248,746
4.000%	05/01/50	1,876	1,736,058
4.000%	05/01/52	880	806,708
4.000%	06/01/52	3,404	3,117,555
4.000%	07/01/52	6,524	5,970,635
4.000%	09/01/52	1,067	977,113
4.000%	10/01/52	901	824,199
4.000%	12/01/52	6,409	5,866,819
4.500%	07/01/33	17	16,530
4.500%	08/01/33	5	5,296
4.500%	09/01/33	17	16,421
4.500%	10/01/33	42	40,988
4.500%	03/01/34	12	11,677
4.500%	01/01/35	1	901
4.500%	07/01/39	327	317,357
4.500%	08/01/39	219	212,757
4.500%	09/01/39	136	131,695
4.500%	12/01/39	2	1,951
4.500%	03/01/41	528	513,118
4.500%	07/01/42	50	48,991
4.500%	06/01/50	630	599,280
4.500%	07/01/52	4,020	3,795,654
4.500%	09/01/52	244	229,901

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	03/01/34	86	$84,423
5.000%	04/01/35	204	200,882
5.000%	06/01/35	49	48,391
5.000%	07/01/35	36	35,485
5.000%	07/01/35	53	52,210
5.000%	09/01/35	43	42,851
5.000%	11/01/35	48	47,765
5.000%	02/01/36	28	27,537
5.000%	06/01/49	430	423,371
5.000%	08/01/52	428	414,572
5.000%	09/01/52	441	427,386
5.000%	10/01/52	1,889	1,828,687
5.000%	02/01/53	13,472	13,033,661
5.000%	01/01/54	1,090	1,053,200
5.500%	TBA	25,000	24,655,274
5.500%	02/01/33	42	42,428
5.500%	08/01/33	88	87,959
5.500%	10/01/33	25	25,511
5.500%	12/01/33	19	19,530
5.500%	12/01/34	60	60,343
5.500%	10/01/35	112	111,442
5.500%	03/01/36	21	20,528
5.500%	04/01/36	41	41,560
5.500%	01/01/37	29	28,829
5.500%	04/01/37	14	13,583
5.500%	05/01/37	85	85,624
5.500%	08/01/37	102	102,312
5.500%	04/01/53	989	976,017
5.500%	09/01/53	583	575,505
6.000%	10/01/33	100	101,894
6.000%	11/01/33	6	5,820
6.000%	11/01/33	6	6,071
6.000%	01/01/34	141	144,190
6.000%	02/01/34	40	41,444
6.000%	03/01/34	1	831
6.000%	03/01/34	9	9,443
6.000%	11/01/34	10	10,182
6.000%	01/01/35	19	18,918
6.000%	01/01/35	41	41,285
6.000%	02/01/35	1	907
6.000%	02/01/35	75	77,084
6.000%	02/01/35	85	86,057
6.000%	04/01/35	7	7,110
6.000%	05/01/36	11	11,251
6.000%	06/01/36	11	11,184
6.000%	02/01/37	31	31,264
6.000%	06/01/37	10	10,357
6.000%	05/01/38	74	75,731
6.000%	01/01/53	6,606	6,638,440
6.000%	09/01/53	2,479	2,486,892
6.000%	10/01/53	3,628	3,639,036
6.500%	09/01/32	1	733
6.500%	09/01/32	10	10,140
6.500%	09/01/32	12	12,072
6.500%	09/01/32	17	17,211
6.500%	10/01/32	18	18,196
6.500%	04/01/33	22	22,854
6.500%	11/01/33	16	16,769

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.500%	01/01/34		7	$7,428
6.500%	09/01/34		24	25,094
6.500%	09/01/36		75	77,402
6.500%	10/01/36		14	15,027
6.500%	01/01/37		33	33,636
6.500%	01/01/37		43	44,517
6.500%	09/01/37		8	8,092
6.625%	11/15/30	(k)	945	1,055,398
7.000%	02/01/32		6	5,790
7.000%	05/01/32		7	6,971
7.000%	06/01/32		6	5,915
7.000%	07/01/32		12	12,612
7.125%	01/15/30	(k)	3,600	4,065,918
Government National Mortgage Assoc.
2.000%	TBA		6,500	5,259,414
2.000%	01/20/51		4,400	3,564,303
2.000%	03/20/51		1,373	1,111,456
2.000%	07/20/51		419	339,316
2.000%	10/20/51		863	698,469
2.000%	11/20/51		485	392,549
2.500%	03/20/43		309	264,248
2.500%	12/20/46		283	241,394
2.500%	09/20/50		560	471,911
2.500%	10/20/50		2,569	2,164,911
2.500%	11/20/50		1,956	1,648,115
2.500%	02/20/51		3,878	3,266,973
2.500%	05/20/51		12,304	10,342,339
2.500%	07/20/51		4,686	3,938,937
2.500%	08/20/51		922	775,273
3.000%	03/15/45		271	238,030
3.000%	11/20/45		355	314,754
3.000%	03/20/46		2,079	1,841,600
3.000%	07/20/46		1,354	1,197,245
3.000%	10/20/46		453	400,423
3.000%	02/20/47		689	609,163
3.000%	12/20/49		135	118,402
3.000%	01/20/50		1,198	1,051,310
3.000%	06/20/51		320	279,140
3.000%	10/20/51		4,267	3,720,305
3.000%	11/20/51		1,246	1,086,252
3.000%	12/20/51		1,437	1,252,624
3.500%	TBA		3,000	2,693,438
3.500%	12/20/42		696	638,575
3.500%	05/20/43		142	130,653
3.500%	03/20/45		434	396,319
3.500%	04/20/45		583	531,842
3.500%	07/20/46		2,011	1,830,911
3.500%	06/20/49		2,553	2,312,161
3.500%	08/20/49		1,433	1,299,174
3.500%	03/20/50		2,032	1,842,588
3.500%	06/20/50		287	257,926
3.500%	08/20/50		314	284,272
3.500%	02/20/52		7,680	6,895,663
4.000%	06/15/40		55	51,544
4.000%	05/20/41		104	98,828
4.000%	12/20/42		267	253,441
4.000%	08/20/44		95	90,229
4.000%	11/20/45		455	428,990

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	12/20/45	500		$471,726
4.000%	11/20/46	107		100,321
4.000%	09/20/47	1,371		1,285,236
4.000%	02/20/49	762		713,071
4.000%	01/20/50	756		706,417
4.000%	06/20/52	1,903		1,760,102
4.000%	08/20/52	1,979		1,829,181
4.000%	10/20/52	7,937		7,334,746
4.500%	04/15/40	193		187,504
4.500%	01/20/41	485		473,453
4.500%	02/20/41	291		283,387
4.500%	06/20/44	315		306,077
4.500%	09/20/46	166		158,636
4.500%	11/20/46	289		280,407
4.500%	03/20/47	234		225,954
4.500%	05/20/48	233		224,765
4.500%	06/20/48	302		291,186
4.500%	08/20/48	1,011		972,608
5.000%	10/20/37	62		61,872
5.000%	04/20/45	317		315,715
5.500%	11/15/32	15		15,728
5.500%	02/15/33	20		20,080
5.500%	08/15/33	41		41,588
5.500%	08/15/33	56		58,388
5.500%	09/15/33	41		41,456
5.500%	10/15/33	36		36,264
5.500%	12/15/33	3		3,056
5.500%	04/15/34	119		121,188
5.500%	07/15/35	25		25,294
5.500%	02/15/36	73		74,468
6.000%	02/15/33	1		1,347
6.000%	04/15/33	11		10,806
6.000%	09/15/33	7		7,556
6.000%	12/15/33	16		16,647
6.000%	12/15/33	56		57,191
6.000%	01/15/34	9		9,238
6.000%	01/15/34	13		13,269
6.000%	06/20/34	30		31,288
6.000%	07/15/34	67		68,884
6.000%	10/15/34	70		71,323
6.500%	TBA	10,000		10,142,487
6.500%	12/15/30	3		2,722
6.500%	01/15/32	10		10,416
6.500%	02/15/32	7		6,726
6.500%	07/15/32	16		16,349
6.500%	08/15/32	3		2,934
6.500%	08/15/32	6		5,868
6.500%	08/15/32	16		15,784
6.500%	08/15/32	83		84,928
6.500%	06/15/35	13		13,514
6.500%	07/15/35	5		5,515
8.000%	04/15/25	—(r	)	31
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625		507,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $493,322,909)				462,103,962

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
1.250%	05/15/50		3,750	$1,858,594
1.750%	08/15/41		10,535	6,958,038
2.875%	05/15/52		4,450	3,261,711
3.375%	11/15/48	(h)	21,805	17,709,748
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44		3,095	1,171,748
3.351%(s)	11/15/41		14,090	6,120,894
4.728%(s)	11/15/43		426	167,255
5.331%(s)	02/15/40		1,155	553,633

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,313,607)				37,801,621

TOTAL LONG-TERM INVESTMENTS (cost $3,534,130,287)				4,660,086,902

		Shares

SHORT-TERM INVESTMENTS — 7.3%

AFFILIATED MUTUAL FUNDS — 7.3%
PGIM Core Ultra Short Bond Fund(wb)		275,250,458	275,250,458
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $83,573,257; includes $83,202,964 of cash collateral for securities on loan)(b)(wb)		83,703,380	83,653,158

TOTAL AFFILIATED MUTUAL FUNDS (cost $358,823,715)			358,903,616

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.289%	09/19/24	150	148,262

(cost $148,262)
TOTAL SHORT-TERM INVESTMENTS (cost $358,971,977)			359,051,878

TOTAL INVESTMENTS—101.9% (cost $3,893,102,264)			5,019,138,780
Liabilities in excess of other assets(z) — (1.9)%			(92,250,744)

NET ASSETS — 100.0%			$4,926,888,036

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $780,719 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,477,013; cash collateral of $83,202,964 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	08/13/24	$(5,500)	$(5,034,863)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/24	(3,500)	(3,382,149)
Federal National Mortgage Assoc.	6.000%	TBA	07/15/24	(3,500)	(3,509,707)
Government National Mortgage Assoc.	3.000%	TBA	07/22/24	(7,500)	(6,533,789)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $18,462,188)					$(18,460,508)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
475	2 Year U.S. Treasury Notes	Sep. 2024	$97,003,906	$162,581
439	5 Year U.S. Treasury Notes	Sep. 2024	46,787,799	199,657
607	10 Year U.S. Treasury Notes	Sep. 2024	66,760,519	316,683
187	10 Year U.S. Ultra Treasury Notes	Sep. 2024	21,230,344	150,283
254	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	31,837,313	296,967
5	Mini MSCI EAFE Index	Sep. 2024	585,800	4,421
6	S&P 500 E-Mini Index	Sep. 2024	1,656,450	5,597

				1,136,189

Short Positions:
100	3 Month CME SOFR	Sep. 2024	23,663,125	10,442
9	5 Year Euro-Bobl	Sep. 2024	1,122,313	(12,105)
2	10 Year Euro-Bund	Sep. 2024	281,917	(3,300)
36	20 Year U.S. Treasury Bonds	Sep. 2024	4,259,250	(38,817)

				(43,780)

				$1,092,409

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	TD	GBP	5,400	$6,854,420	$6,826,304	$—	$(28,116)
Canadian Dollar,
Expiring 07/19/24	SCB	CAD	1,198	874,625	875,830	1,205	—
Euro,
Expiring 07/02/24	SSB	EUR	49,514	53,166,383	53,036,239	—	(130,144)

				$60,895,428	$60,738,373	1,205	(158,260)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	BNP	GBP	5,400	$6,872,618	$6,826,304	$46,314	$—
Expiring 08/02/24	SSB	GBP	2,029	2,567,889	2,565,764	2,125	—
Expiring 08/02/24	TD	GBP	5,400	6,855,554	6,827,687	27,867	—
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	3,066	2,261,904	2,242,438	19,466	—
Euro,
Expiring 07/02/24	HSBC	EUR	38,664	41,987,825	41,414,387	573,438	—
Expiring 07/02/24	SSB	EUR	10,850	11,803,740	11,621,852	181,888	—
Expiring 08/02/24	BNYM	EUR	1,492	1,600,173	1,600,174	—	(1)
Expiring 08/02/24	SSB	EUR	49,514	53,244,763	53,117,041	127,722	—

				$127,194,466	$126,215,647	978,820	(1)

						$980,025	$(158,261)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/24	0.500%(Q)	8,503	*	$5,187	$(61)	$5,248	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000	%(Q)	3,000	$(35,510)	$98,550	$(134,060)	BARC
Credit Suisse Group AG	06/20/26	1.000	%(Q)	3,000	(35,511)	96,127	(131,638)	BARC
Credit Suisse Group AG	06/20/26	1.000	%(Q)	3,000	(35,511)	108,134	(143,645)	BARC

					$(106,532)	$302,811	$(409,343)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	10,800	3.448%	$693,497	$690,748	$(2,749)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
56,645	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/5.330%	$—	$(45,097)	$(45,097)
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/5.330%	—	(25,102)	(25,102)
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/5.330%	—	(16,733)	(16,733)
20,448	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/5.330%	—	(41,807)	(41,807)
33,275	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/5.330%	—	(13,769)	(13,769)
29,210	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/5.330%	—	210,784	210,784
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/5.330%	—	2,559	2,559
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/5.330%	416	3,986	3,570
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/5.330%	1,225,614	1,137,079	(88,535)

				$1,226,030	$1,211,900	$(14,130)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(7,704)	$157,736	$—	$157,736
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 5.580%	BOA	07/17/24	33,495	(1,428,725)	—	(1,428,725)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/18/24	9,385	(315,767)	—	(315,767)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/23/24	15,745	(710,540)	—	(710,540)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/24/24	17,470	(567,436)	—	(567,436)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/29/24	14,990	(446,782)	—	(446,782)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/29/24	23,175	(878,812)	—	(878,812)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	BOA	08/12/24	27,440	(747,898)	—	(747,898)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/23/24	18,765	(218,208)	—	(218,208)

					$(5,156,432)	$—	$(5,156,432)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$302,811	$(61)	$162,984	$(5,723,511)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,526,034
GS	—	148,262

Total	$—	$5,674,296

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$2,963,558,156	$25,142,347	$—	**
Preferred Stocks	643,940	184,242	—
Unaffiliated Exchange-Traded Fund	77,390	—	—
Asset-Backed Securities
Automobiles	—	85,521,087	—
Collateralized Loan Obligations.	—	260,865,211	—
Consumer Loans	—	14,399,363	—
Credit Cards.	—	9,508,611	—
Equipment	—	4,576,918	—
Home Equity Loans	—	5,259,922	—
Other	—	693,865	—
Residential Mortgage-Backed Securities	—	85,318	754,561
Student Loans	—	6,411,308	—
Commercial Mortgage-Backed Securities	—	209,061,513	—
Corporate Bonds	—	520,784,526	—
Floating Rate and Other Loans	—	256,256	20,971
Municipal Bonds	—	10,339,314	—
Residential Mortgage-Backed Securities	—	31,823,285	—
Sovereign Bonds	—	10,213,215	—
U.S. Government Agency Obligations	—	462,103,962	—
U.S. Treasury Obligations	—	37,801,621	—
Short-Term Investments
Affiliated Mutual Funds	358,903,616	—	—
U.S. Treasury Obligation	—	148,262	—

Total	$3,323,183,102	$1,695,180,146	$775,532

Other Financial Instruments*
Assets
Futures Contracts	$1,146,631	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	980,025	—
OTC Credit Default Swap Agreement	—	—	5,187
Centrally Cleared Interest Rate Swap Agreements	—	216,913	—
OTC Total Return Swap Agreement	—	157,736	—

Total	$1,146,631	$1,354,674	$5,187

Liabilities
Forward Commitment Contracts	$—	$(18,460,508)	$—
Futures Contracts	(54,222)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(158,261)	—
Centrally Cleared Credit Default Swap Agreement	—	(2,749)	—
OTC Credit Default Swap Agreements	—	(106,532)	—
Centrally Cleared Interest Rate Swap Agreements	—	(231,043)	—
OTC Total Return Swap Agreements	—	(5,314,168)	—

Total	$(54,222)	$(24,273,261)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

U.S. Government Agency Obligations	9.4%
Semiconductors & Semiconductor Equipment	7.4
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	7.3
Software	6.6
Collateralized Loan Obligations	5.3
Banks	5.2
Technology Hardware, Storage & Peripherals	4.3
Commercial Mortgage-Backed Securities	4.2
Interactive Media & Services	4.2
Pharmaceuticals	2.9
Automobiles	2.8
Broadline Retail	2.5
Financial Services	2.3
Oil, Gas & Consumable Fuels	2.1
Capital Markets	1.7
Insurance	1.6
Health Care Equipment & Supplies	1.5
Aerospace & Defense	1.4
Health Care Providers & Services	1.4
Consumer Staples Distribution & Retail	1.2
Specialty Retail	1.1
Biotechnology	1.1
Hotels, Restaurants & Leisure	1.1
Electric	1.0
Beverages	1.0
Machinery	0.9
Entertainment	0.9
Chemicals	0.9
Life Sciences Tools & Services	0.9
Electric Utilities	0.8
Pipelines	0.8
U.S. Treasury Obligations	0.8
Household Products	0.7
Residential Mortgage-Backed Securities	0.6
IT Services	0.6
Telecommunications	0.6
Ground Transportation	0.6
Specialized REITs	0.5
Diversified Telecommunication Services	0.5
Electrical Equipment	0.5
Real Estate Investment Trusts (REITs)	0.5
Auto Manufacturers	0.5
Media	0.4
Multi-Utilities	0.4
Communications Equipment	0.4
Agriculture	0.4
Professional Services	0.4
Food Products	0.4
Industrial Conglomerates	0.4
Air Freight & Logistics	0.4

Electronic Equipment, Instruments & Components	0.3%
Oil & Gas	0.3
Healthcare-Services	0.3
Building Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Consumer Loans	0.3
Diversified Financial Services	0.3
Residential REITs	0.3
Energy Equipment & Services	0.2
Commercial Services & Supplies	0.2
Consumer Finance	0.2
Construction Materials	0.2
Metals & Mining	0.2
Municipal Bonds	0.2
Sovereign Bonds	0.2
Tobacco	0.2
Commercial Services	0.2
Credit Cards	0.2
Industrial REITs	0.2
Household Durables	0.2
Packaging & Containers	0.1
Mining	0.1
Student Loans	0.1
Retail	0.1
Foods	0.1
Independent Power & Renewable Electricity Producers	0.1
Home Equity Loans	0.1
Equipment	0.1
Real Estate Management & Development	0.1
Semiconductors	0.1
Airlines	0.1
Gas	0.1
Engineering & Construction	0.1
Wireless Telecommunication Services	0.1
Retail REITs	0.1
Office/Business Equipment	0.1
Trading Companies & Distributors	0.1
Transportation	0.0	*
Health Care REITs	0.0	*
Automobile Components	0.0	*
Building Materials	0.0	*
Marine Transportation	0.0	*
Multi-National	0.0	*
Miscellaneous Manufacturing	0.0	*
Containers & Packaging	0.0	*
Home Builders	0.0	*
Hotel & Resort REITs	0.0	*
Lodging	0.0	*
Other	0.0	*
Healthcare-Products	0.0	*
Apparel	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Construction & Engineering	0.0	*%
Personal Care Products	0.0	*
Gas Utilities	0.0	*
Unaffiliated Exchange-Traded Fund	0.0	*
Distribution/Wholesale	0.0	*
Passenger Airlines	0.0	*
Machinery-Diversified	0.0	*
Computers	0.0	*
Leisure Products	0.0	*
Environmental Control	0.0	*
Transportation Infrastructure	0.0	*

Paper & Forest Products	0.0	*%
Diversified REITs	0.0	*
Iron/Steel	0.0	*
Internet	0.0	*

	101.9
Liabilities in excess of other assets	(1.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$2,749	*
Credit contracts	Premiums paid for OTC swap agreements	302,811		Premiums received for OTC swap agreements	61
Credit contracts	Unrealized appreciation on OTC swap agreements	5,248		Unrealized depreciation on OTC swap agreements	409,343
Equity contracts	Due from/to broker-variation margin futures	10,018	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	980,025		Unrealized depreciation on OTC forward foreign currency exchange contracts	158,261
Interest rate contracts	Due from/to broker-variation margin futures	1,136,613	*	Due from/to broker-variation margin futures	54,222	*
Interest rate contracts	Due from/to broker-variation margin swaps	216,913	*	Due from/to broker-variation margin swaps	231,043	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	157,736		Unrealized depreciation on OTC swap agreements	5,314,168

		$2,809,364			$6,169,847

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,057,106
Equity contracts	253,271	—	—
Foreign exchange contracts	—	487,919	—
Interest rate contracts	(3,136,095)	—	(7,345,389)

Total	$(2,882,824)	$487,919	$(6,288,283)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$35	$—	$—	$(648,882)
Equity contracts	—	(63,916)	—	—
Foreign exchange contracts.	—	—	1,224,355	—
Interest rate contracts	—	(3,409,637)	—	(1,163,976)

Total	$35	$(3,473,553)	$1,224,355	$(1,812,858)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$9,000,000
Futures Contracts - Long Positions (1)	246,677,068
Futures Contracts - Short Positions (1)	16,374,650
Forward Foreign Currency Exchange Contracts - Purchased (2)	36,761,067
Forward Foreign Currency Exchange Contracts - Sold (2)	86,183,827
Interest Rate Swap Agreements (1)	142,545,333
Credit Default Swap Agreements - Buy Protection (1)	9,000,000
Credit Default Swap Agreements - Sell Protection (1)	22,487,052
Total Return Swap Agreements (1)	168,849,123

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$81,477,013	$(81,477,013)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$302,811	$(409,343)	$(106,532)	$—	$(106,532)
BNP	65,780	—	65,780	—	65,780
BNYM	—	(1)	(1)	—	(1)
BOA	—	(2,176,623)	(2,176,623)	2,071,520	(105,103)
GSI	5,248	(1,446,309)	(1,441,061)	1,163,138	(277,923)
HSBC	573,438	—	573,438	(573,438)	—
JPM	157,736	(1,691,297)	(1,533,561)	1,073,666	(459,895)
SCB	1,205	—	1,205	—	1,205
SSB	311,735	(130,144)	181,591	—	181,591
TD	27,867	(28,116)	(249)	—	(249)

	$1,445,820	$(5,881,833)	$(4,436,013)	$3,734,886	$(701,127)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $81,477,013:
Unaffiliated investments (cost $3,534,278,549) .	$4,660,235,164
Affiliated investments (cost $358,823,715)	358,903,616
Foreign currency, at value (cost $514,940)	514,198
Receivable for investments sold	68,661,672
Dividends and interest receivable	14,932,929
Unrealized appreciation on OTC forward foreign currency exchange contracts	980,025
Tax reclaim receivable	550,565
Premiums paid for OTC swap agreements	302,811
Unrealized appreciation on OTC swap agreements	162,984
Due from broker-variation margin swaps	15,150
Receivable for Portfolio shares sold	14,992
Receivable from affiliate	658
Prepaid expenses and other assets	504,154

Total Assets	5,105,778,918

LIABILITIES
Payable to broker for collateral for securities on loan	83,202,964
Payable for investments purchased	66,832,188
Forward commitment contracts, at value (proceeds receivable $18,462,188)	18,460,508
Unrealized depreciation on OTC swap agreements	5,723,511
Management fee payable.	2,385,996
Payable for Portfolio shares purchased	1,015,107
Accrued expenses and other liabilities	650,134
Due to broker-variation margin futures	302,072
Unrealized depreciation on OTC forward foreign currency exchange contracts	158,261
Payable to affiliate	114,273
Distribution fee payable	44,617
Affiliated transfer agent fee payable	1,190
Premiums received for OTC swap agreements	61

Total Liabilities	178,890,882

NET ASSETS	$4,926,888,036

Net assets were comprised of: Partners’ Equity	$4,926,888,036

Class I:
Net asset value and redemption price per share, $4,708,637,961 / 96,572,243 outstanding shares of beneficial interest	$48.76

Class III:
Net asset value and redemption price per share, $218,250,075 / 4,511,302 outstanding shares of beneficial interest.	$48.38

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$37,525,263
Unaffiliated dividend income (net of $58,194 foreign withholding tax, of which $13,639 is reimbursable by an affiliate)	20,956,487
Affiliated dividend income	7,445,026
Income from securities lending, net (including affiliated income of $69,304)	74,715

Total income	66,001,491

EXPENSES
Management fee.	14,275,505
Distribution fee—Class III	270,595
Custodian and accounting fees	193,940
Professional Fees	66,278
Audit fee.	42,890
Trustees’ fees	41,706
Shareholders’ reports	35,366
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,717
Miscellaneous	63,750

Total expenses	14,995,747
Less: Fee waivers and/or expense reimbursement	(205,807)

Net expenses	14,789,940

NET INVESTMENT INCOME (LOSS)	51,211,551

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,145))	198,147,471
Futures transactions.	(2,882,824)
Forward currency contract transactions	487,919
Swap agreements transactions	(6,288,283)
Foreign currency transactions	388,110

189,852,393

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,488))	210,127,788
Futures	(3,473,553)
Forward currency contracts.	1,224,355
Options written	35
Swap agreements.	(1,812,858)
Foreign currencies	115,486

206,181,253

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	396,033,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$447,245,197

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$51,211,551	$95,984,624
Net realized gain (loss) on investment and foreign currency transactions	189,852,393	79,541,009
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	206,181,253	547,017,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	447,245,197	722,543,362

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	5,397,969	16,528,640
Net asset value of shares issued in merger	—	223,240,047
Portfolio shares purchased	(173,291,835)	(312,002,050)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(167,893,866)	(72,233,363)

TOTAL INCREASE (DECREASE)	279,351,331	650,309,999
NET ASSETS:
Beginning of period	4,647,536,705	3,997,226,706

End of period.	$4,926,888,036	$4,647,536,705

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$44.40		$37.65	$44.14	$37.61	$34.32	$28.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.50		0.90	0.62	0.49	0.56	0.61
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.86		5.85	(7.11)	6.04	2.73	5.08

Total from investment operations	4.36		6.75	(6.49)	6.53	3.29	5.69

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$48.76		$44.40	$37.65	$44.14	$37.61	$34.32

Total Return(d)	9.82%		17.93%	(14.70)%	17.36%	9.59%	19.87	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,709		$4,428	$3,994	$4,968	$4,479	$4,328
Average net assets (in millions)	$4,567		$4,175	$4,335	$4,766	$4,171	$4,127
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.61	%(g)	0.61%	0.62%	0.61%	0.62%	0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(g)	0.62%	0.62%	0.61%	0.62%	0.63%
Net investment income (loss)	2.16	%(g)	2.21%	1.55%	1.18%	1.64%	1.92%
Portfolio turnover rate(h)(i)	63%		149%	139%	119%	120%	125%

Class III
	Six Months Ended June 30,		Year Ended December 31,		April 26, 2021(j) through December 31,
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$44.11		$37.49	$44.06	$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.44		0.81	0.55	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.83		5.81	(7.12)	3.07

Total from investment operations	4.27		6.62	(6.57)	3.33

Net Asset Value, end of period	$48.38		$44.11	$37.49	$44.06

Total Return(d)	9.68%		17.66%	(14.91)%	8.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$218		$219	$4	$2
Average net assets (in millions)	$218		$188	$3	$1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.86	%(g)	0.86%	0.87%	0.86	%(k)
Expenses before waivers and/or expense reimbursement	0.87	%(g)	0.87%	0.87%	0.86	%(k)
Net investment income (loss)	1.91	%(g)	1.98%	1.39%	0.86	%(k)
Portfolio turnover rate(h)(i)	63%		149%	139%	119%
(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.7%
ASSET-BACKED SECURITIES — 9.7%
Collateralized Loan Obligations
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35	1,750	$1,756,186
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	10/17/32	500	500,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.786%(c)	07/20/34	2,000	2,003,797
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34	500	500,676
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.841%(c)	10/30/30	969	970,149
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.755%(c)	06/20/34	3,250	3,255,084
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34	500	500,730
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.046%(c)	07/20/32	2,500	2,502,252
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.830%(c)	04/15/34	2,250	2,252,221
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.646%(c)	10/20/29	87	86,690
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34	500	501,858

TOTAL ASSET-BACKED SECURITIES (cost $14,802,508)			14,829,643

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	2,888	2,610,040
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	2,000	1,771,988
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	2,163	2,056,799

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces,
Series 2019-M22, Class A2
2.522%	08/25/29	1,780	$1,604,425
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	4,000	3,249,684
Series 2022-M13, Class A2
2.680%(cc)	06/25/32	2,000	1,707,453
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0151, Class A3
3.511%	04/25/30	400	374,778
Series K0152, Class A2
3.080%	01/25/31	140	126,958

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,684,310)			13,502,125

CORPORATE BONDS — 0.6%
Diversified Financial Services — 0.5%
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	779,110

Multi-National — 0.1%
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, MTN
4.472%(s)	09/17/30	235	172,913

TOTAL CORPORATE BONDS (cost $1,062,282)			952,023

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	146	138,203

(cost $152,014)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.1%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	56,489
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35	45	31,065
Federal Farm Credit Bank
1.230%	07/29/30	185	150,005
1.240%	08/11/31	75	58,754
1.670%	03/03/31	100	82,022
1.730%	09/22/31	115	93,271
1.770%	02/04/31	125	103,214
2.040%	03/19/40	240	158,520
2.150%	12/01/31	1,125	932,273
2.170%	10/29/29	70	61,342
2.200%	12/09/31	355	295,129
2.350%	03/10/36	115	86,994
2.460%	02/05/35	90	70,859
2.490%	05/19/36	140	107,336
2.750%	02/02/37	100	77,405
3.300%	03/23/32	112	100,879
5.480%	06/27/42	500	493,125
Federal Home Loan Bank
1.150%(cc)	02/10/31	200	162,176
1.240%	08/19/30	50	40,439

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.250%	12/30/30	140	$111,843
1.410%	10/14/32	150	113,924
1.500%(cc)	05/27/31	100	87,009
1.500%	09/30/33	115	86,412
1.750%	06/20/31	90	73,277
1.790%	12/21/35	185	131,179
2.000%(cc)	05/27/31	100	87,645
2.000%(cc)	05/27/31	200	174,600
2.050%	05/12/31	105	87,920
2.050%	03/19/35	153	113,578
2.090%	02/22/36	110	81,125
4.250%	09/10/32	210	202,871
5.500%	07/15/36	885	957,442
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	394	294,620
2.000%	01/01/32	90	83,257
2.000%	12/01/50	1,623	1,278,473
2.500%	03/01/30	132	124,934
2.500%	11/01/46	231	195,242
2.500%	04/01/51	2,363	1,944,175
3.000%	06/01/29	89	85,463
3.000%	01/01/37	229	210,868
3.000%	06/01/45	86	76,468
3.000%	01/01/48	190	165,610
3.000%	10/01/49	65	56,509
3.000%	04/01/52	447	382,830
3.000%	05/01/52	703	598,439
3.000%	06/01/52	451	383,657
3.500%	12/01/32	183	175,688
3.500%	07/01/42	214	195,782
3.500%	10/01/42	328	298,453
3.500%	08/01/43	405	367,890
3.500%	09/01/45	132	119,689
3.500%	10/01/45	120	108,647
3.500%	02/01/47	152	137,692
3.500%	07/01/47	238	215,723
3.500%	03/01/48	323	292,908
3.500%	02/01/52	855	760,377
4.000%	06/01/26	5	4,983
4.000%	09/01/26	19	18,730
4.000%	11/01/37	478	460,216
4.000%	09/01/40	108	101,733
4.000%	12/01/40	112	105,761
4.000%	12/01/40	133	126,135
4.000%	11/01/43	239	225,521
4.000%	09/01/48	5	4,689
4.000%	05/01/52	443	406,424
4.500%	09/01/39	398	387,320
4.500%	08/01/48	114	109,288
4.500%	08/01/52	489	461,072
5.000%	06/01/33	108	106,737
5.000%	05/01/34	51	51,135
5.000%	09/01/52	900	871,557
5.500%	05/01/37	20	20,295
5.500%	02/01/38	66	66,084
5.500%	05/01/38	28	28,583
5.500%	10/01/52	1,124	1,110,891
6.000%	09/01/34	35	35,664

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	01/01/37	16	$16,731
6.000%	09/01/38	20	20,431
6.000%	08/01/39	23	23,286
6.250%	07/15/32	220	246,372
6.500%	09/01/32	10	10,100
6.750%	03/15/31	190	214,816
Federal Home Loan Mortgage Corp., MTN
1.220%	08/19/30	95	76,881
1.899%(s)	11/15/38	425	207,077
Federal National Mortgage Assoc.
0.875%	08/05/30	75	60,676
1.500%	11/01/50	1,217	912,906
1.500%	12/01/50	775	581,644
2.000%	08/01/31	92	84,984
2.000%	05/01/36	668	590,399
2.000%	06/01/40	288	243,496
2.000%	07/01/40	306	257,898
2.000%	02/01/41	585	492,003
2.000%	05/01/41	1,691	1,414,042
2.000%	09/01/50	2,193	1,732,188
2.000%	10/01/50	1,418	1,119,349
2.000%	12/01/50	360	283,943
2.000%	02/01/51(k)	3,213	2,522,878
2.500%	TBA	500	408,652
2.500%	06/01/28	388	371,064
2.500%	05/01/41	888	766,922
2.500%	02/01/43	83	70,196
2.500%	12/01/46	298	252,542
2.500%	01/01/50	607	501,188
2.500%	03/01/50	190	157,507
2.500%	05/01/50	763	630,087
2.500%	08/01/50	1,898	1,563,468
2.500%	09/01/50	1,309	1,099,106
2.500%	10/01/50	2,128	1,752,718
2.500%	04/01/51	467	384,616
2.500%	04/01/51	950	792,531
2.500%	05/01/52	848	702,873
3.000%	02/01/31	180	171,147
3.000%	11/01/36	173	159,675
3.000%	03/01/43	306	269,938
3.000%	07/01/43	386	340,580
3.000%	07/01/43	517	455,614
3.000%	09/01/46	272	237,421
3.000%	11/01/46	124	107,934
3.000%	11/01/46	162	141,304
3.000%	11/01/46	692	605,817
3.000%	12/01/47	370	323,858
3.000%	02/01/50	154	133,144
3.000%	06/01/50	268	230,964
3.000%	11/01/51	820	700,491
3.000%	02/01/52	507	431,602
3.000%	04/01/52	864	746,997
3.000%	04/01/52	877	749,594
3.000%	04/01/52	881	750,167
3.500%	07/01/31	221	213,654
3.500%	02/01/33	45	43,115
3.500%	06/01/39	109	99,915
3.500%	04/01/42	179	163,810

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/01/42	279		$255,654
3.500%	07/01/42	137		125,304
3.500%	07/01/42	371		339,046
3.500%	06/01/45	467		423,155
3.500%	07/01/46	145		131,581
3.500%	12/01/46	145		131,498
3.500%	12/01/46	336		307,156
3.500%	11/01/48	252		228,083
4.000%	07/01/37	301		289,804
4.000%	09/01/40	413		390,097
4.000%	06/01/42	273		256,963
4.000%	09/01/44	170		158,858
4.000%	09/01/44	298		279,164
4.000%	04/01/45	161		150,301
4.000%	07/01/45	110		103,445
4.000%	10/01/45	196		183,976
4.000%	10/01/46	60		56,313
4.000%	02/01/47	51		47,412
4.000%	06/01/47	94		87,830
4.000%	07/01/47	98		91,404
4.000%	10/01/47	308		286,728
4.000%	11/01/47	77		72,061
4.000%	11/01/47	110		102,601
4.000%	05/01/52	876		803,234
4.500%	05/01/40	426		410,131
4.500%	04/01/42	236		229,530
4.500%	07/01/52	905		854,132
4.500%	01/01/53	402		379,340
5.000%	12/01/31	18		17,838
5.000%	03/01/34	114		112,564
5.000%	06/01/35	49		48,391
5.000%	07/01/35	26		26,105
5.000%	05/01/36	34		33,512
5.000%	07/01/52	435		421,735
5.000%	08/01/52	556		538,944
5.500%	02/01/34	73		73,655
5.500%	09/01/34	79		78,807
5.500%	02/01/35	93		93,491
5.500%	06/01/35	28		27,994
5.500%	06/01/35	46		45,648
5.500%	09/01/35	24		23,859
5.500%	09/01/35	56		56,612
5.500%	10/01/35	88		87,953
5.500%	11/01/35	25		25,292
5.500%	11/01/35	35		34,907
5.500%	11/01/35	171		171,443
6.000%	12/01/33	7		7,383
6.000%	02/01/34	40		41,445
6.000%	08/01/34	—	(r)	164
6.000%	11/01/34	—	(r)	197
6.000%	01/01/36	47		48,166
6.000%	05/01/38	16		16,546
6.000%	10/01/53	984		986,745
6.500%	07/01/32	67		68,335
6.500%	08/01/32	22		22,214
6.500%	10/01/32	74		75,302
6.500%	10/01/37	69		71,659
6.625%	11/15/30	2,535		2,831,146

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.000%	12/01/31	17		$17,061
7.000%	01/01/36	10		10,509
8.000%	09/01/24	—(r	)	19
8.000%	11/01/24	—(r	)	103
9.000%	02/01/25	—(r	)	141
9.000%	04/01/25	—(r	)	81
4.336%(s)	03/17/31	315		226,919
Freddie Mac Coupon Strips
5.245%(s)	03/15/31	105		74,832
Freddie Mac Strips
5.078%(s)	07/15/32	330		226,509
Government National Mortgage Assoc.
2.000%	09/20/51	281		227,527
2.000%	10/20/51	1,381		1,117,943
2.500%	12/20/46	77		65,835
2.500%	05/20/51	876		736,255
2.500%	08/20/51	1,319		1,108,804
3.000%	03/15/45	325		285,635
3.000%	07/20/46	309		272,795
3.000%	09/20/46	332		293,766
3.000%	10/20/46	84		74,047
3.000%	04/20/47	391		345,590
3.000%	12/20/48	255		225,016
3.000%	04/20/49	237		209,378
3.000%	07/20/49	61		53,615
3.000%	12/20/49	260		227,287
3.000%	09/20/51	908		792,012
3.500%	01/20/43	371		340,139
3.500%	04/20/43	175		160,829
3.500%	03/20/45	217		198,159
3.500%	04/20/45	175		159,340
3.500%	04/20/46	292		265,698
3.500%	07/20/46	425		386,965
3.500%	07/20/48	343		311,730
3.500%	11/20/48	91		82,511
3.500%	01/20/49	161		146,603
3.500%	05/20/49	296		268,822
4.000%	06/15/40	56		52,516
4.000%	08/20/46	176		165,109
4.000%	11/20/46	107		100,321
4.000%	09/20/47	140		130,904
4.000%	06/20/48	214		200,312
4.000%	02/20/49	188		176,394
4.500%	02/20/41	168		163,815
4.500%	03/20/41	141		137,587
4.500%	06/20/44	109		105,929
4.500%	09/20/46	123		118,080
4.500%	11/20/46	217		210,305
4.500%	01/20/47	28		26,791
4.500%	05/20/52	465		442,552
5.000%	07/15/33	51		50,725
5.000%	09/15/33	90		88,510
5.000%	04/15/34	29		29,214
5.000%	10/20/48	39		38,892
5.500%	03/15/34	94		95,376
5.500%	03/15/36	28		28,808
6.500%	07/15/32	7		6,704
6.500%	08/15/32	1		1,210

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	08/15/32	2		$2,410
6.500%	08/15/32	6		6,577
6.500%	08/15/32	34		34,935
7.000%	08/15/28	9		8,777
7.500%	12/15/25	6		5,813
7.500%	02/15/26	1		1,499
8.500%	09/15/24	—	(r)	375
8.500%	04/15/25	—	(r)	38
Resolution Funding Corp. Interest Strips
3.230%(s)	01/15/30	450		348,339
3.555%(s)	04/15/30	675		514,505
Resolution Funding Corp. Principal Strips
3.277%(s)	04/15/30	2,465		1,884,138
3.672%(s)	01/15/30	2,390		1,848,565
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325		312,581
1.500%	09/15/31	500		406,081
2.875%	02/01/27	175		167,543
5.880%	04/01/36	230		252,908
6.750%	11/01/25	510		520,924
7.125%	05/01/30	530		600,698

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $87,505,750)				77,830,733

U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bonds
1.375%	11/15/40	1,940		1,223,716
2.000%	11/15/41	625		429,297
2.000%	02/15/50	185		112,359
2.250%	05/15/41(k)	2,190		1,584,328
2.250%	08/15/49	385		248,866
2.375%	02/15/42	245		178,314
2.375%	05/15/51	715		470,895
2.875%	05/15/43(k)	1,515		1,176,019
3.000%	02/15/49	5,055		3,829,952
3.375%	11/15/48	4,730		3,841,647
3.625%	08/15/43	45		39,094
3.625%	02/15/53	310		263,742
3.875%	05/15/43	320		288,750
4.000%	11/15/42	80		73,737
4.750%	11/15/43	2,100		2,128,547
U.S. Treasury Notes
3.500%	02/15/33	335		313,958
3.750%	06/30/30	4,365		4,225,866
4.375%	05/15/34	1,390		1,390,434
4.625%	04/30/29	615		622,111
4.625%	05/31/31	1,435		1,458,319
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42	60		25,066
1.463%(s)	11/15/42	155		63,913
1.982%(s)	08/15/39	1,025		504,652
2.010%(s)	08/15/30	941		719,424
2.024%(s)	02/15/39	630		318,839
2.208%(s)	05/15/39	455		227,180
2.353%(s)	02/15/44	440		170,414
2.365%(s)	05/15/44	2,790		1,068,919
2.402%(s)	05/15/41	1,995		893,152
2.415%(s)	11/15/40	475		217,906

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.434%(s)	11/15/45	345	$123,364
2.436%(s)	02/15/46	390	138,100
2.443%(s)	08/15/44	210	79,505
2.486%(s)	02/15/45	150	55,512
2.513%(s)	08/15/41	2,740	1,208,490
2.525%(s)	11/15/43	2,070	812,718
2.857%(s)	05/15/31	33	24,412
3.336%(s)	08/15/40	895	417,119
3.387%(s)	05/15/42	135	57,138
3.870%(s)	02/15/41	730	331,380
3.922%(s)	11/15/41	5,200	2,258,953
3.995%(s)	02/15/42	4,020	1,723,418
4.608%(s)	11/15/48	25	7,863
4.652%(s)	05/15/49	2,100	648,621
4.691%(s)	05/15/38	1,685	887,389
4.722%(s)	05/15/50	1,600	477,000
4.924%(s)	02/15/49	75	23,394
5.335%(s)	02/15/40	4,070	1,950,897
5.345%(s)	05/15/40	7,960	3,762,966

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,404,066)			43,097,655

TOTAL LONG-TERM INVESTMENTS (cost $166,610,930)			150,350,382

		Shares
SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,495,224)(wb)		1,495,224	1,495,224

TOTAL INVESTMENTS—99.7% (cost $168,106,154)			151,845,606
Other assets in excess of liabilities(z) — 0.3%			415,919

NET ASSETS — 100.0%			$152,261,525

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,715,938)	3.000%	TBA	08/13/24	$(2,000)	$(1,702,656)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	3 Month CME SOFR	Sep. 2024	$5,915,781	$(21,890)
107	2 Year U.S. Treasury Notes	Sep. 2024	21,851,406	38,676
172	5 Year U.S. Treasury Notes	Sep. 2024	18,331,438	86,291
38	10 Year U.S. Ultra Treasury Notes	Sep. 2024	4,314,188	30,463
20	30 Year UMBS TBA – 6.0% Coupon	Aug. 2024	2,006,719	(6,432)

				127,108

Short Positions:
40	10 Year U.S. Treasury Notes	Sep. 2024	4,399,375	(32,719)
274	20 Year U.S. Treasury Bonds	Sep. 2024	32,417,625	(284,035)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	501,375	(4,576)

				(321,330)

				$(194,222)

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,908	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/5.330%	$—	$(6,645)	$(6,645)
2,332	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/5.330%	—	(4,281)	(4,281)

				$—	$(10,926)	$(10,926)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,443,621

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$14,829,643	$—
Commercial Mortgage-Backed Securities	—	13,502,125	—
Corporate Bonds	—	952,023	—
Residential Mortgage-Backed Security	—	138,203	—
U.S. Government Agency Obligations	—	77,830,733	—
U.S. Treasury Obligations	—	43,097,655	—
Short-Term Investment
Affiliated Mutual Fund	1,495,224	—	—

Total	$1,495,224	$150,350,382	$—

Other Financial Instruments*
Assets
Futures Contracts	$155,430	$—	$—

Liabilities
Forward Commitment Contract	$—	$(1,702,656)	$—
Futures Contracts	(349,652)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(10,926)	—

Total	$(349,652)	$(1,713,582)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

U.S. Government Agency Obligations	51.1%
U.S. Treasury Obligations	28.3
Collateralized Loan Obligations	9.7
Commercial Mortgage-Backed Securities	8.9
Affiliated Mutual Fund	1.0
Diversified Financial Services	0.5

Multi-National	0.1%
Residential Mortgage-Backed Security	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$155,430	*	Due from/to broker-variation margin futures	$349,652	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	10,926	*

		$155,430			$360,578

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(630,357)	$(11,538)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$1,506,640	$(26,996)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$56,549,974
Futures Contracts - Short Positions (1)	39,387,006
Interest Rate Swap Agreements (1)	4,240,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Unaffiliated investments (cost $166,610,930)	$150,350,382
Affiliated investments (cost $1,495,224)	1,495,224
Receivable for investments sold	1,723,953
Dividends and interest receivable	701,909
Due from broker-variation margin futures	248,016
Receivable for Portfolio shares sold	718
Prepaid expenses	330

Total Assets	154,520,532

LIABILITIES
Forward commitment contracts, at value (proceeds receivable $1,715,938)	1,702,656
Payable for investments purchased	411,745
Management fee payable	50,264
Accrued expenses and other liabilities	49,963
Payable for Portfolio shares purchased	42,275
Affiliated transfer agent fee payable	1,190
Distribution fee payable	697
Due to broker-variation margin swaps	151
Trustees’ fees payable	66

Total Liabilities	2,259,007

NET ASSETS	$152,261,525

Net assets were comprised of:
Partners’ Equity	$152,261,525

Class I:
Net asset value and redemption price per share, $148,809,859 / 11,726,481 outstanding shares of beneficial interest	$12.69

Class III:
Net asset value and redemption price per share, $3,451,666 / 274,081 outstanding shares of beneficial interest	$12.59

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$3,247,766
Affiliated dividend income	60,486
Affiliated income from securities lending, net	221

Total income	3,308,473

EXPENSES
Management fee	310,211
Distribution fee—Class III	4,357
Custodian and accounting fees	26,072
Shareholders’ reports	25,951
Audit fee	16,604
Professional Fees	14,669
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,733
Trustees’ fees	5,505
Miscellaneous	17,619

Total expenses	426,721

NET INVESTMENT INCOME (LOSS)	2,881,752

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(224))	(3,171,698)
Futures transactions	(630,357)
Swap agreements transactions	(11,538)

(3,813,593)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,808,218)
Futures	1,506,640
Swap agreements	(26,996)

(328,574)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(4,142,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,260,415)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,881,752	$5,729,086
Net realized gain (loss) on investment transactions	(3,813,593)	(8,315,887)
Net change in unrealized appreciation (depreciation) on investments	(328,574)	11,202,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,260,415)	8,615,754

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	1,673,571	5,933,349
Portfolio shares purchased	(10,811,146)	(36,216,200)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(9,137,575)	(30,282,851)

TOTAL INCREASE (DECREASE)	(10,397,990)	(21,667,097)
NET ASSETS:
Beginning of period	162,659,515	184,326,612

End of period	$152,261,525	$162,659,515

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020		2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.78		$12.16	$14.05	$14.51	$13.54		$12.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.41	0.29	0.19	0.23		0.31
Net realized and unrealized gain (loss) on investment transactions	(0.32)		0.21	(2.18)	(0.65)	0.74		0.53

Total from investment operations	(0.09)		0.62	(1.89)	(0.46)	0.97		0.84

Net Asset Value, end of period	$12.69		$12.78	$12.16	$14.05	$14.51		$13.54

Total Return(b)	(0.70)%		5.10%	(13.45)%	(3.17)%	7.16%		6.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$148.8		$159.0	$181.3	$223.1	$246.2		$238.6
Average net assets (in millions)	$152.4		$167.9	$196.8	$231.5	$246.6		$234.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.54	%(d)	0.52%	0.49%	0.48%	0.51%		0.52%
Expenses before waivers and/or expense reimbursement	0.54	%(d)	0.52%	0.49%	0.48%	0.51%		0.52%
Net investment income (loss)	3.72	%(d)	3.35%	2.28%	1.35%	1.58%		2.34%
Portfolio turnover rate(e)(f)	42%		87%	177%	222%	150%		269%

Class III
	Six Months Ended June 30,		Year Ended December 31,		April 26, 2021(g) through December 31, 2021
	2024		2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.70		$12.11	$14.03		$14.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.38	0.28		0.11
Net realized and unrealized gain (loss) on investment transactions	(0.33)		0.21	(2.20)		(0.25)

Total from investment operations	(0.11)		0.59	(1.92)		(0.14)

Net Asset Value, end of period	$12.59		$12.70	$12.11		$14.03

Total Return(b)	(0.87)%		4.87%	(13.68)%		(0.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.5		$3.7	$3.0		$0.3
Average net assets (in millions)	$3.5		$3.3	$1.6		$0.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.77%	0.74%		0.68	%(h)
Expenses before waivers and/or expense reimbursement	0.79	%(d)	0.77%	0.74%		0.68	%(h)
Net investment income (loss)	3.47	%(d)	3.11%	2.26%		1.09	%(h)
Portfolio turnover rate(e)(f)	42%		87%	177%		222%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 58.6%
Banco Bilbao Vizcaya Argentaria
5.32%, dated 06/28/24, due 07/01/24 in the amount of $50,022,167 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.125%, maturity dates 11/15/25-11/15/52) with the aggregate value, including accrued interest, of $51,022,636		50,000	$50,000,000
Bank of America Securities, Inc.
5.33%, dated 06/28/24, due 07/01/24 in the amount of $70,031,092 collateralized by FHLMC (coupon rates 2.000%-5.200%, maturity dates 01/01/29-05/01/54) and FNMA (coupon rates 1.500%-7.500%, maturity dates 06/01/29-07/01/54) with the aggregate value, including accrued interest, of $71,400,001		70,000	70,000,000
Bank of Nova Scotia
5.33%, dated 06/28/24, due 07/01/24 in the amount of $50,022,208 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.475%, maturity dates 07/09/24-05/31/29) with the aggregate value, including accrued interest, of $51,022,724		50,000	50,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Canadian Imperial Bank of Commerce
5.32%, dated 06/03/24, due 07/03/24 in the amount of $12,053,200 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.000%, maturity dates 07/23/24-08/15/53) with the aggregate value, including accrued interest, of $12,290,668		12,000	$12,000,000
5.32%, dated 06/07/24, due 07/08/24 in the amount of $31,142,014 collateralized by U.S. Treasury Securities (coupon rates 0.125%-5.000%, maturity dates 07/31/24-08/15/53) with the aggregate value, including accrued interest, of $31,732,188		31,000	31,000,000
5.33%, dated 06/20/24, due 07/22/24 in the amount of $35,165,822 collateralized by FHLMC (coupon rate 6.000%, maturity date 05/01/54) and FNMA (coupon rates 2.000%-7.000%, maturity dates 03/01/28-06/01/54) with the aggregate value, including accrued interest, of $35,758,738		35,000	35,000,000
5.32%, dated 06/21/24, due 08/01/24 in the amount of $12,072,707 collateralized by U.S. Treasury Securities (coupon rates 0.625%-4.625%, maturity dates 12/31/25-08/15/53) with the aggregate value, including accrued interest, of $12,258,100		12,000	12,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
ING Financial Markets LLC
5.35%, dated 06/13/24, due 08/01/24 in the amount of $17,123,793 collateralized by FHLMC (coupon rate 5.500%, maturity date 08/01/53) and FNMA (coupon rates 2.000%-7.000%, maturity dates 04/01/51-06/01/54) with the aggregate value, including accrued interest, of $17,340,001		17,000	$17,000,000
5.35%, dated 06/14/24, due 08/02/24 in the amount of $16,116,511 collateralized by FHLMC (coupon rates 3.000%-6.500%, maturity dates 09/01/50-06/01/54) and FNMA (coupon rates 1.500%-6.500%, maturity dates 11/01/32-09/01/57) with the aggregate value, including accrued interest, of $16,320,000		16,000	16,000,000
5.35%, dated 06/27/24, due 07/03/24 in the amount of $6,005,350 collateralized by FHLMC (coupon rates 4.000%-5.500%, maturity dates 11/01/32-08/01/53), FNMA (coupon rates 1.500%-6.500%, maturity dates 02/01/34-06/01/54) and GNMA (coupon rate 5.000%, maturity date 08/20/52) with the aggregate value, including accrued interest, of $6,120,000		6,000	6,000,000
5.34%, dated 06/28/24, due 07/01/24 in the amount of $50,022,250 collateralized by FHLMC (coupon rate 6.145%, maturity date 07/01/36) and FNMA (coupon rates 1.500%-6.500%, maturity dates 03/01/41-09/01/57) with the aggregate value, including accrued interest, of $51,000,000		50,000	50,000,000
Natixis
5.33%, dated 06/13/24, due 08/01/24 in the amount of $19,137,840 collateralized by FHLMC (coupon rate 4.818%, maturity date 09/01/53) and FNMA (coupon rates 3.500%-6.500%, maturity dates 07/01/47-06/01/54) with the aggregate value, including accrued interest, of $19,380,000		19,000	19,000,000
5.33%, dated 06/28/24, due 07/01/24 in the amount of $70,031,092 collateralized by FHLMC (coupon rates 3.000%-6.000%, maturity dates 01/02/50-02/01/54) and FNMA (coupon rates 3.000%-6.500%, maturity dates 06/01/43-06/01/54) with the aggregate value, including accrued interest, of $71,400,000		70,000	70,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
NatWest Markets Securities, Inc.
5.4%, dated 06/25/24, due 07/02/24 in the amount of $60,063,000 collateralized by FFCSB (coupon rates 1.750%-4.750%, maturity dates 02/12/25-04/02/40) with the aggregate value, including accrued interest, of $61,264,439		60,000	$60,000,000
5.35%, dated 06/27/24, due 07/03/24 in the amount of $10,008,917 collateralized by FFCSB (coupon rate 4.875%, maturity date 08/28/26) with the aggregate value, including accrued interest, of $10,210,019		10,000	10,000,000
RBC Dominion Securities, Inc.
5.33%, dated 06/28/24, due 07/01/24 in the amount of $39,487,531 collateralized by FHLMC (coupon rates 1.500%-6.000%, maturity dates 07/01/48-04/01/53), FNMA (coupon rates 1.500%-6.500%, maturity dates 07/01/46-01/01/54) and GNMA (coupon rates 2.500%-4.500%, maturity dates 04/20/45-06/20/52) with the aggregate value, including accrued interest, of $40,259,400		39,470	39,470,000
State Street Bank & Trust Company
5.31%, dated 06/28/24, due 07/01/24 in the amount of $100,044,250 collateralized by U.S. Treasury Securities (coupon rates 0.500%-4.625%, maturity dates 02/28/26-03/15/26) with the aggregate value, including accrued interest, of $102,875,475		100,000	100,000,000
TD Securities (USA) LLC
5.33%, dated 06/28/24, due 07/01/24 in the amount of $50,022,208 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.375%, maturity dates 08/15/25-02/15/30) with the aggregate value, including accrued interest, of $51,000,034		50,000	50,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Wells Fargo Securities LLC
5.35%, dated 06/27/24, due 07/03/24 in the amount of $16,014,267 collateralized by FNMA (coupon rate 6.000%, maturity date 03/01/54) with the aggregate value, including accrued interest, of $16,334,553		16,000	$16,000,000
5.33%, dated 06/28/24, due 07/01/24 in the amount of $50,022,208 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 05/01/28-06/01/54) with the aggregate value, including accrued interest, of $51,022,653		50,000	50,000,000

TOTAL REPURCHASE AGREEMENTS (cost $763,470,000)			763,470,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.6%
Federal Farm Credit Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
5.360%(c)	11/06/24	11,000	11,000,000
Federal Farm Credit Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
5.370%(c)	11/27/24	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
5.380%(c)	04/09/25	9,000	9,000,000
5.380%(c)	07/02/25	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
5.385%(c)	09/20/24	10,000	10,000,000
5.385%(c)	02/12/25	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
5.390%(c)	01/22/25	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
5.425%(c)	07/01/24	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
5.440%(c)	08/08/24	2,000	2,000,161
Federal Farm Credit Bank, SOFR + 0.110% (Cap N/A, Floor 0.000%)
5.450%(c)	11/15/24	5,000	5,000,000
5.450%(c)	01/17/25	8,000	8,003,211
Federal Farm Credit Bank, SOFR + 0.150% (Cap N/A, Floor 0.000%)
5.490%(c)	01/03/25	4,000	4,002,305
Federal Farm Credit Bank, SOFR + 0.180% (Cap N/A, Floor 0.000%)
5.520%(c)	10/16/24	5,000	5,002,219
Federal Home Loan Bank
5.312%(n)	09/11/24	16,000	15,832,160
5.319%(n)	09/25/24	15,000	14,811,875
5.321%(n)	09/27/24	3,000	2,961,500
5.327%(n)	09/18/24	5,000	4,942,505
5.329%(n)	08/28/24	16,000	15,864,460
5.334%(n)	09/20/24	5,000	4,940,994
Federal Home Loan Bank, SOFR + 0.000% (Cap N/A, Floor 0.000%)
5.340%(c)	07/02/24	11,000	11,000,000
5.340%(c)	09/26/24	17,000	17,000,000
Federal Home Loan Bank, SOFR + 0.005% (Cap N/A, Floor 0.000%)
5.345%(c)	08/13/24	16,000	16,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
5.350%(c)	08/15/24	12,000	12,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.350%(c)	09/12/24	12,000	$12,000,000
5.350%(c)	11/04/24	9,000	9,000,000
5.350%(c)	11/25/24	11,250	11,250,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
5.355%(c)	09/10/24	12,000	12,000,000
5.355%(c)	11/29/24	11,000	11,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
5.365%(c)	10/11/24	11,000	11,000,000
5.365%(c)	11/14/24	12,000	12,000,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
5.445%(c)	11/08/24	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)
5.455%(c)	06/20/25	13,000	13,000,000
5.455%(c)	07/10/25	11,000	11,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
5.460%(c)	11/18/24	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.125% (Cap N/A, Floor 0.000%)
5.465%(c)	01/24/25	12,000	12,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $333,611,390)			333,611,390

U.S. TREASURY OBLIGATIONS(n) — 15.8%
U.S. Treasury Bills
5.173%	08/08/24	8,000	7,957,434
5.237%	08/15/24	24,000	23,846,250
5.262%	08/29/24	17,000	16,857,198
5.281%	08/22/24	25,000	24,813,461
5.291%	08/06/24	18,000	17,906,400
5.296%	07/30/24	940	936,059
5.318%	09/19/24	12,750	12,601,321
5.321%	08/01/24	3,000	2,986,436
5.322%	08/13/24	16,940	16,834,177
5.327%	08/20/24	22,000	21,840,041
5.327%	09/17/24	8,000	7,909,258
5.327%	09/24/24	10,000	9,876,396
5.330%	10/01/24	12,000	11,839,383
5.332%	09/10/24	5,000	4,948,328
5.335%	08/27/24	24,000	23,800,788

TOTAL U.S. TREASURY OBLIGATIONS (cost $204,952,930)			204,952,930

TOTAL INVESTMENTS—100.0% (cost $1,302,034,320)			1,302,034,320
Other assets in excess of liabilities — 0.0%			200,575

NET ASSETS — 100.0%			$1,302,234,895

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(n)	Rate shown reflects yield to maturity at purchased date.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$763,470,000	$—
U.S. Government Agency Obligations	—	333,611,390	—
U.S. Treasury Obligations	—	204,952,930	—

Total	$—	$1,302,034,320	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Repurchase Agreements	58.6%
U.S. Government Agency Obligations	25.6
U.S. Treasury Obligations	15.8

100.0
Other assets in excess of liabilities	0.0

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Bilbao Vizcaya Argentaria	$50,000,000	$(50,000,000)	$—
Repurchase Agreement	Bank of America Securities, Inc.	70,000,000	(70,000,000)	—
Repurchase Agreement	Bank of Nova Scotia	50,000,000	(50,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	90,000,000	(90,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	89,000,000	(89,000,000)	—
Repurchase Agreements	Natixis	89,000,000	(89,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	70,000,000	(70,000,000)	—
Repurchase Agreement	RBC Dominion Securities, Inc.	39,470,000	(39,470,000)	—
Repurchase Agreement	State Street Bank & Trust Company	100,000,000	(100,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	50,000,000	(50,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	66,000,000	(66,000,000)	—

		$763,470,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Repurchase Agreements (cost $763,470,000)	$763,470,000
Investments, at value:	538,564,320
Cash	154
Receivable for Portfolio shares sold	8,555,246
Interest receivable	2,617,743
Prepaid expenses	1,218

Total Assets	1,313,208,681

LIABILITIES
Payable for investments purchased	8,000,000
Payable for Portfolio shares purchased	2,547,252
Management fee payable	319,479
Distribution fee payable	61,749
Accrued expenses and other liabilities	44,116
Affiliated transfer agent fee payable	1,190

Total Liabilities	10,973,786

NET ASSETS	$1,302,234,895

Net assets were comprised of:
Partners’ Equity	$1,302,234,895

Class I:
Net asset value and redemption price per share, $995,138,248 / 99,483,607 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $307,096,647 / 30,701,667 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
Interest income	$33,465,098

EXPENSES
Management fee	1,859,202
Distribution fee—Class III	348,461
Custodian and accounting fees	52,968
Shareholders’ reports	25,623
Professional Fees	18,037
Audit fee	16,604
Trustees’ fees	13,649
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,733
Miscellaneous	17,035

Total expenses	2,357,312

NET INVESTMENT INCOME (LOSS)	31,107,786

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	4,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,112,228

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$31,107,786	$51,728,929
Net realized gain (loss) on investment transactions	4,442	56,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,112,228	51,785,856

DISTRIBUTIONS
Class I	(24,108,996)	(43,482,898)
Class III	(6,647,357)	(8,302,958)

	(30,756,353)	(51,785,856)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	602,886,688	1,691,793,375
Portfolio shares issued in reinvestment of distributions	30,756,353	51,785,856
Portfolio shares purchased	(500,295,782)	(1,520,358,197)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	133,347,259	223,221,034

TOTAL INCREASE (DECREASE)	133,703,134	223,221,034
NET ASSETS:
Beginning of period	1,168,531,761	945,310,727

End of period	$1,302,234,895	$1,168,531,761

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00		$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.25		0.48	0.14	—	(b)	0.03	0.19
Less Dividends and Distributions	(0.25)		(0.48)	(0.14)	(—	)(b)	(0.03)	(0.19)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00		$10.00	$10.00

Total Return(c)	2.56%		4.87%	1.39%	0.04%		0.30%	1.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$995		$931	$803	$725		$792	$600
Average net assets (in millions)	$966		$910	$780	$748		$667	$563
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.33%	0.27%	0.06%		0.21%	0.35%
Expenses before waivers and/or expense reimbursement	0.32	%(e)	0.33%	0.32%	0.32%		0.34%	0.35%
Net investment income (loss)	5.08	%(e)	4.78%	1.37%	—%		0.26%	1.88%

Class III
	Six Months Ended June 30,		Year Ended December 31,				May 18, 2020(f) through December 31, 2020
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.24		0.45	0.12	—	(b)	—	(b)
Less Dividends and Distributions:	(0.24)		(0.45)	(0.12)	(—	)(b)	(—	)(b)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00		$10.00

Total Return(c)	2.43%		4.61%	1.22%	0.04%		—	%(b)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$307		$237	$143	$144		$66
Average net assets (in millions)	$280		$182	$137	$118		$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57	%(e)	0.58%	0.44%	0.06%		0.13	%(e)
Expenses before waivers and/or expense reimbursement	0.57	%(e)	0.58%	0.58%	0.58%		0.58	%(e)
Net investment income (loss)	4.83	%(e)	4.57%	1.23%	—%		—	%(b)(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.2%
ASSET-BACKED SECURITIES — 1.5%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.670%(c)	07/15/31	2,091	$2,093,519
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.626%(c)	04/20/31	2,181	2,183,912
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.770%(c)	01/15/31	1,414	1,414,866
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.627%(c)	02/20/30	2,122	2,123,778

TOTAL ASSET-BACKED SECURITIES (cost $7,704,272)			7,816,075

CORPORATE BONDS — 82.5%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	325	310,449
9.000%	09/15/28	125	130,478
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	1,725	983,821

			1,424,748

Aerospace & Defense — 2.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	1,395	1,259,503
5.930%	05/01/60	725	648,635
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,115	1,100,014
7.000%	06/01/32	395	400,490
7.125%	06/15/26	863	872,666
7.250%	07/01/31	400	409,376
7.500%	02/01/29(a)	1,300	1,345,337
7.875%	04/15/27	2,675	2,678,344
8.750%	11/15/30	860	928,800
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	400	373,755
5.500%	11/15/27	775	761,134
Sr. Sec’d. Notes, 144A
6.375%	03/01/29	990	996,132
6.625%	03/01/32	750	758,674

			12,532,860

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	$1,335,310

Airlines — 0.9%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	300	300,001
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	83	82,604
5.750%	04/20/29(a)	1,125	1,096,211
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	618,552
4.625%	04/15/29	440	409,994
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	650	514,313
7.875%	05/01/27	1,265	1,116,362
9.500%	06/01/28	595	525,088

			4,663,125

Apparel — 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29(a)	500	452,660
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	1,650	1,378,969

			1,831,629

Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	80,962
7.400%	11/01/46	275	296,931
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	800	774,223
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	753,975
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	560	580,678
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,475	1,504,496

			3,991,265

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,225	1,189,781
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	350	357,542

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	474	$472,878
6.500%	04/01/27(a)	625	623,680
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	237	235,815
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	414,406
4.500%	02/15/32	25	21,415
5.375%	11/15/27(a)	175	171,254
5.625%	06/15/28(a)	50	48,469
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	930	944,435
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	200	203,035
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	2,125	1,932,832
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	975	937,483

			7,553,025

Banks — 0.7%
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,125	1,066,377
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	750	724,256
7.625%	05/01/26	925	918,659
12.000%	10/01/28	100	107,349
12.250%	10/01/30	350	376,971
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32(a)	975	828,628

			4,022,240

Building Materials — 1.7%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	539,479
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	875	719,499
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	830	832,046
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/31	275	278,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	$410,284
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	300	294,705
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31(a)	250	261,310
Masterbrand, Inc.,
Gtd. Notes, 144A
7.000%	07/15/32	250	252,795
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32(a)	425	427,552
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	710	656,600
Owens Corning,
Sr. Unsec’d. Notes, 144A
3.500%	02/15/30(a)	275	250,539
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,198	1,170,346
8.875%	11/15/31(a)	505	535,739
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	400	336,757
4.375%	07/15/30(a)	975	880,828
4.750%	01/15/28	525	500,588
5.000%	02/15/27	890	864,847

			9,212,375

Chemicals — 1.2%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	1,742,939
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	250	136,887
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	225	113,768
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28^	471	470,537
Sr. Sec’d. Notes, 144A
15.000%	12/06/28^	77	77,000
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	454,435
7.250%	06/15/31	395	392,821
9.750%	11/15/28	825	873,957
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	30	29,314

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29(a)	665	$600,162
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	367,094
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	678	685,725
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	420	379,636
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31	150	151,898

			6,476,173

Coal — 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	616	623,700
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	323	333,497

			957,197

Commercial Services — 3.8%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	390	374,848
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	700	702,512
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	52	51,855
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	1,625	1,422,898
9.750%	07/15/27	2,200	2,186,999
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,060	959,300
4.625%	06/01/28	1,065	970,311
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	505	470,812
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,200	1,080,450
4.625%	10/01/27(a)	575	547,744
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	250	233,272
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	506,581

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
5.750%	07/15/27(a)	220	$212,842
5.750%	07/15/27(a)	575	555,360
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	400	417,154
Brink’s Co. (The),
Gtd. Notes, 144A
6.500%	06/15/29	125	126,352
Herc Holdings, Inc.,
Gtd. Notes, 144A
6.625%	06/15/29	380	385,382
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	300	217,777
5.000%	12/01/29	350	214,519
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,575	2,400,444
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	975	904,170
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	625	544,798
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	450	391,339
4.000%	07/15/30	100	90,487
4.875%	01/15/28(a)	3,500	3,389,599
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	250	215,229
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	325	341,214
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	235	236,803

			20,151,051

Computers — 1.1%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	191,312
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	355	364,109
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)	325	297,544
3.750%	10/01/30	225	201,805
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	1,760	1,625,058
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,155	1,249,090

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	125	$118,097
5.125%	04/15/29(a)	935	880,213
5.250%	10/01/30	680	622,127
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25(a)	300	299,622

			5,848,977

Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,100	1,894,266
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	350	364,441
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	175	178,281
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	175	179,817
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	700	731,274

			3,348,079

Diversified Financial Services — 4.2%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29	1,150	1,208,521
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/30	250	254,210
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.125%	05/15/31	495	482,154
9.250%	02/01/29	310	310,071
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.875%	04/15/29	150	152,625
8.000%	02/15/27	400	413,632
Sr. Unsec’d. Notes, 144A
8.000%	06/15/28(a)	400	420,500
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	400	386,000
9.250%	12/01/28	105	111,431
Sr. Unsec’d. Notes, 144A
7.625%	07/01/29	250	253,750
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	09/01/28	1,165	1,098,926
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	850	784,959

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	750	$562,233
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	500	462,206
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	175	177,406
6.500%	03/26/31	455	466,375
8.125%	03/30/29(a)	825	871,406
8.375%	05/01/28	75	78,938
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	1,583,907
5.500%	08/15/28	175	168,273
5.750%	11/15/31(a)	1,320	1,240,368
6.000%	01/15/27	510	504,606
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29(a)	700	638,709
6.750%	06/25/25	375	374,856
9.375%	07/25/30	775	814,689
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	975	873,880
4.000%	09/15/30(a)	425	364,692
6.625%	01/15/28(a)	75	75,289
7.125%	03/15/26	2,250	2,284,216
7.500%	05/15/31	545	551,733
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	575	522,802
5.375%	10/15/25	1,200	1,189,724
5.750%	09/15/31(a)	350	328,073
7.125%	11/15/30	345	344,045
7.875%	12/15/29	100	103,084
PRA Group, Inc.,
Gtd. Notes, 144A
8.875%	01/31/30	320	320,075
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31	925	806,104
4.000%	10/15/33(a)	750	632,133

			22,216,601

Electric — 4.4%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	2,549,835
5.000%	02/01/31	1,750	1,632,715
5.125%	03/15/28	4,900	4,712,811
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000%
13.000%	06/01/24^(d)	522	147,262

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	750	$744,272
6.625%	01/15/27	442	441,155
Gtd. Notes, 144A
3.375%	02/15/29	300	266,873
3.625%	02/15/31	950	815,056
3.875%	02/15/32(a)	1,275	1,096,304
5.250%	06/15/29	625	600,458
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	925	1,010,697
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30	555	530,645
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,675	1,659,370
8.000%(ff)	10/15/26(oo)	975	982,666
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	725	749,569
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	1,200	1,117,910
5.000%	07/31/27	1,565	1,514,212
5.500%	09/01/26	1,050	1,035,887
5.625%	02/15/27	1,708	1,679,378
6.875%	04/15/32	405	411,154

			23,698,229

Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	1,275	1,152,550
4.750%	06/15/28	225	210,711
EnerSys,
Gtd. Notes, 144A
6.625%	01/15/32	140	142,661
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	390	391,560
6.625%	03/15/32(a)	295	298,318
7.250%	06/15/28(a)	835	850,886

			3,046,686

Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	1,060	1,068,371

Engineering & Construction — 0.1%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	300	324,240
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	410	369,921

			694,161

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment — 2.8%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	2,350	$2,153,831
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	1,045	1,050,098
7.000%	02/15/30	1,625	1,660,474
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	446,150
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	500	485,832
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	100	98,247
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)	675	651,881
6.250%	01/15/27	450	449,798
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	1,050	976,873
6.750%	02/15/29	550	513,373
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,075	1,001,687
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	825	707,095
5.625%	01/15/27(a)	1,775	1,712,952
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	925	630,120
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	800	779,850
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	1,020	970,996
7.125%	02/15/31(a)	565	585,826

			14,875,083

Environmental Control — 0.6%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	175	162,313
4.375%	08/15/29(a)	1,000	919,470
4.750%	06/15/29	225	211,781
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	480	489,000
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30	375	338,398
Gtd. Notes, 144A
4.875%	12/01/29(a)	765	698,858

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	165	$164,229

			2,984,049

Foods — 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	725	651,671
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	601	595,469
5.250%	09/15/27	2,210	2,049,972
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	845	857,716
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.500%	01/15/30	950	936,274
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32(a)	500	445,639
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	253,833
4.250%	04/15/31	650	591,382
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,460	1,341,522
5.500%	12/15/29	400	385,615
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)	240	240,611
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	675	604,946

			8,954,650

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	168	167,477
5.750%	05/20/27	330	310,883
5.875%	08/20/26	493	477,673

			956,033

Healthcare-Products — 1.0%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	200	164,766
6.750%	02/15/30	50	43,781
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	4,650	4,281,610
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)	625	631,973

			5,122,130

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 4.0%
Concentra Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/32	295	$299,090
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,875	2,454,109
4.625%	06/01/30	3,000	2,714,684
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,831,217
7.500%	11/06/33	650	720,033
Gtd. Notes, MTN
7.750%	07/15/36	400	454,572
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	625	597,157
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,575	2,255,077
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	1,675	1,269,878
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	1,600	1,597,569
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	2,050	1,908,573
4.375%	01/15/30	2,900	2,687,241
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	2,350	2,475,895

			21,265,095

Home Builders — 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	900	810,701
4.625%	04/01/30	800	714,596
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,281,036
7.250%	10/15/29(a)	1,775	1,774,977
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	465	465,377
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	1,625	1,454,034
6.250%	09/15/27	625	615,181
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	819,000
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29	125	111,383
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	500	507,500

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	$335,205
5.000%	03/01/28(a)	1,300	1,249,058
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	425	375,059
4.800%	11/15/29	1,500	1,413,140
7.250%	07/15/30	250	257,397
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A
8.875%	04/01/29	935	926,811
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	325	289,276
4.950%	02/01/28	450	433,325
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,625	1,495,000
5.250%	12/15/27	1,000	971,580
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	315	317,532
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,016,987
4.750%	04/01/29	700	651,018
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29(a)	480	500,541
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	995,181
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,367	1,310,195
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,090	1,066,893

			22,157,983

Household Products/Wares — 0.7%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,475	1,319,326
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	50	44,038
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	730	731,365
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	355	340,537
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27	750	775,312

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	650	$662,594

			3,873,172

Housewares — 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,950	1,681,790
4.375%	02/01/32(a)	975	839,566
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,900	999,134

			3,520,490

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	620	621,356
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	1,635	1,646,741
8.500%	06/15/29	350	354,595
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	200	186,195
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	585	547,391
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	800	746,083

			4,102,361

Internet — 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	1,325	1,168,713
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	820	662,300
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	1,150	1,142,597
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	361,237

			3,334,847

Iron/Steel — 0.5%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30(a)	330	341,662
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	863	865,052
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30(a)	750	743,339

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	525	$549,780

			2,499,833

Leisure Time — 3.8%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	790	784,944
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	3,250	3,201,250
6.000%	05/01/29(a)	1,575	1,549,406
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	675	633,445
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28(a)	950	977,877
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	300	296,165
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,375	1,359,531
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	125	123,359
8.125%	01/15/29	400	419,040
8.375%	02/01/28	675	705,530
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	1,425	1,480,903
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,450	1,431,875
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	725	748,236
9.250%	01/15/29	400	427,088
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	225	237,113
Sr. Unsec’d. Notes
3.700%	03/15/28(a)	400	372,400
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	300	294,375
5.500%	08/31/26	275	272,250
5.500%	04/01/28	950	934,097
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,350	1,336,500
Sr. Unsec’d. Notes, 144A
9.125%	07/15/31	925	999,000
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	850	831,938
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	75	75,241

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28(a)	1,000	$967,500

			20,459,063

Lodging — 1.5%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	300	271,556
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	925	800,942
4.000%	05/01/31	150	134,245
5.875%	04/01/29	480	480,320
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	425	414,020
4.750%	10/15/28(a)	2,000	1,903,865
5.500%	04/15/27	600	592,778
5.750%	06/15/25	25	24,925
6.500%	04/15/32(a)	1,430	1,423,365
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	650	645,906
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,575	1,474,200

			8,166,122

Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	600	568,837

Machinery-Diversified — 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	420	454,822
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	750,366
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	1,100	699,904
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,030	1,064,012
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	216,438

			3,185,542

Media — 4.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	875	661,456
5.750%	08/15/29	1,925	1,398,031
9.625%	07/15/27	200	183,476

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,440	$1,161,308
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	425	346,893
4.750%	03/01/30	850	736,237
5.000%	02/01/28(a)	1,480	1,383,910
5.125%	05/01/27(a)	825	791,781
5.375%	06/01/29(a)	25	22,741
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,190	743,663
4.125%	12/01/30	575	373,629
5.375%	02/01/28	890	675,996
5.500%	04/15/27	475	385,539
6.500%	02/01/29	400	292,625
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,875	685,150
5.000%	11/15/31	310	113,485
5.750%	01/15/30	2,325	876,341
7.500%	04/01/28	200	105,990
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,052,669; purchased 07/18/19 - 06/03/22)(f)
6.625%	08/15/27(d)	6,605	132,100
Sec’d. Notes, 144A (original cost $2,812,977; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	6,440	139,912
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,965	773,530
7.375%	07/01/28	950	403,311
7.750%	07/01/26	4,150	2,576,275
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,850	1,817,314
Gray Television, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	07/15/29	485	487,723
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	425	408,138
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	250	230,247
Nexstar Media, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27	255	242,189
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	385,247
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	3,115	1,537,016
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	1,095	969,355

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	720	$606,360
6.625%	06/01/27	1,525	1,462,163
8.000%	08/15/28	1,080	1,052,506
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,000	851,250

			25,012,887

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	475	437,441

Mining — 1.8%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	250	262,438
Unsec’d. Notes, 144A
11.500%	10/01/31	485	543,399
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	400	396,000
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	1,030	983,032
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	850	829,016
8.625%	06/01/31(a)	625	621,250
Sec’d. Notes, 144A
9.375%	03/01/29	280	292,950
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	700	701,640
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	660	645,896
6.125%	04/01/29	1,270	1,265,745
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	1,375	1,382,824
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31(a)	625	541,308
4.750%	01/30/30	675	626,147
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	345	353,194

			9,444,839

Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	419,230
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	522,990

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	710	$734,488

			1,676,708

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	215	217,440

Oil & Gas — 6.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	500	505,647
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	520
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	95	92,035
7.625%	02/01/29	128	131,756
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)	1,150	1,151,846
9.000%	11/01/27	676	838,651
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	957	979,781
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	1,343	1,408,471
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	297,134
5.875%	02/01/29	1,050	1,039,216
6.750%	04/15/29	275	275,256
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,525,039
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	775	813,143
8.625%	11/01/30	500	536,666
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32	355	361,541
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	450	419,442
6.750%	03/01/29(a)	825	799,435
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	360	360,770
7.625%	04/01/32	335	341,483
9.250%	02/15/28	880	929,574
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	131	129,933
5.625%	10/15/25	300	299,356

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	275	$287,031
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	1,150	1,161,199
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	266,159
6.000%	04/15/30	1,315	1,269,692
6.000%	02/01/31	900	860,139
6.250%	11/01/28	1,310	1,293,483
6.250%	04/15/32	435	418,570
8.375%	11/01/33	240	255,724
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	585	585,410
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	600	583,500
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	515	521,438
7.500%	01/15/28	1,225	1,163,750
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	250	253,755
9.125%	01/31/30	1,375	1,425,266
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30(a)	225	233,820
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.875%	09/15/31	100	111,954
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	975	887,250
4.625%	05/01/30(a)	1,275	1,159,664
Permian Resources Operating LLC,
Gtd. Notes, 144A
7.000%	01/15/32	605	621,775
8.000%	04/15/27	275	281,035
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	900	889,875
7.125%	01/15/26	146	145,635
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	475	472,092
Gtd. Notes, 144A
4.750%	02/15/30	219	205,393
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%
13.089%(c)	12/15/28	643	672,438
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	1,625	1,492,519

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.375%	02/01/29	125	$121,210
5.375%	03/15/30	1,470	1,420,312
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29(a)	435	445,982
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	375	351,227
4.500%	04/30/30(a)	1,200	1,110,670
5.875%	03/15/28	175	174,251
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	197	196,301
8.250%	05/15/29	695	696,494
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	300	309,756
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	245,698

			35,827,162

Packaging & Containers — 1.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,307	333,158
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	400	347,120
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	610	576,298
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	300	299,260
Gtd. Notes, 144A
3.500%	03/01/29	50	44,889
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	425	404,813
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	1,025	989,545
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	800	686,438
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	525	478,831
6.750%	07/15/26	190	188,221
9.500%	11/01/28	225	227,342
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	665	571,837
10.500%	07/15/27	950	929,758

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27(a)	720	$735,640
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	205,117
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	170	169,758
7.250%	05/15/31	350	350,440
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	600	560,053
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	125	125,346
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	1,520	1,659,996
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	325	297,150

			10,181,010

Pharmaceuticals — 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,025	888,435
5.125%	03/01/30(a)	1,100	963,233
6.125%	08/01/28(a)	920	877,733
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	25	17,421
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,550	802,125
5.000%	02/15/29	1,600	778,000
5.250%	01/30/30	750	348,750
5.250%	02/15/31	1,250	581,250
6.250%	02/15/29	6,510	3,287,550
7.000%	01/15/28	250	134,688
9.000%	12/15/25	500	450,000
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	75	56,127
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	350	323,750
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	300	278,629
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	3,225	2,895,614
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	400	365,732

			13,049,037

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	600	$582,147
5.750%	01/15/28	1,825	1,796,147
6.625%	02/01/32(a)	245	247,161
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	122,210
7.250%	07/15/32	225	231,335
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	900	817,493
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,420	1,378,866
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	200	209,473
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	618,377
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	49,238
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	101	101,107
6.500%	07/01/27	790	798,724
7.500%	06/01/27	175	178,854
7.500%	06/01/30	435	463,608
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	396,786
7.000%	08/01/27	525	526,133
Gtd. Notes, 144A
8.250%	01/15/32	350	359,362
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/32	200	203,027
8.875%	07/15/28	225	238,110
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
6.750%	07/15/32	225	225,394
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,069	1,978,661
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,600	1,531,955
6.000%	12/31/30	515	480,219
6.000%	09/01/31	275	257,437
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	395	396,947
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	765,400
4.125%	08/15/31	240	215,437
6.250%	01/15/30	275	279,263

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	2,150	$2,354,641
9.875%	02/01/32	2,400	2,611,894
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	575	534,985
5.500%	08/15/48	300	259,162

			21,209,553

Real Estate — 1.2%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28(a)	1,424	1,457,445
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	225	237,170
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	1,125	1,007,026
4.375%	02/01/31(a)	1,000	862,919
5.375%	08/01/28	895	850,697
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29(a)	2,000	1,818,348

			6,233,605

Real Estate Investment Trusts (REITs) — 1.6%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	550	400,166
9.750%	06/15/25	54	53,908
Sr. Unsec’d. Notes
4.750%	02/15/28	2,325	1,909,328
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	1,775	1,154,385
5.000%	10/15/27(a)	250	208,514
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	335	338,814
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29(a)	375	351,591
6.500%	04/01/32(a)	505	504,934
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	295,565
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	555	495,253
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27(a)	75	71,069
7.250%	04/01/29(a)	530	535,752

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28	1,175	$1,130,049
4.625%	12/01/29	1,175	1,109,735

			8,559,063

Retail — 4.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,050	1,795,985
Sr. Sec’d. Notes, 144A
6.125%	06/15/29	465	465,000
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29(a)	1,000	871,183
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	225	219,112
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	125	125,987
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	125	124,675
8.250%	07/15/30	1,000	1,050,156
Carvana Co.,
Sr. Sec’d. Notes, 144A, PIK 13.000%
13.000%	06/01/30(a)	775	848,567
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/32	340	351,344
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	675	714,832
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	2,800	2,458,188
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	350	318,834
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,300	1,154,833
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	800	691,828
3.875%	10/01/31	675	563,231
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,300	1,148,163
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	2,025	1,891,908
8.250%	08/01/31	585	611,087
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,620	1,297,865

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	225	$186,564
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	300	276,967
7.500%	10/15/27(a)	500	504,959
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	1,485	1,466,979
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	271,764
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,525	1,371,745
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	1,200	1,099,800
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	675	651,719
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%
8.250%	03/15/26	210	209,879

			22,743,154

Software — 0.5%
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25(a)	800	801,644
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	1,150	1,068,932
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,075	1,059,037

			2,929,613

Telecommunications — 3.9%
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,000	960,000
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $36,631; purchased 11/14/23)(f)
0.000%	12/31/30^	33	38,708
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $39; purchased 11/14/23)(f)
0.000%	12/31/30^	387	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $9,679; purchased 11/14/23)(f)
0.000%	12/31/30^	4	1,905
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $48; purchased 11/14/23)(f)
0.000%	12/31/30^	480	1

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,199,455; purchased 01/29/24 - 05/15/24)(f)
10.500%	05/25/27	2,369	$2,344,452
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $695,060; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28	1,060	844,228
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	1,125	1,060,164
5.875%	10/15/27	1,275	1,244,026
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26(a)	1,075	1,066,602
7.000%	10/15/28	925	916,906
8.500%	04/15/31	310	313,193
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	2,255	2,097,150
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.000%	04/15/31	145	75,730
4.500%	04/01/30	460	251,352
4.875%	06/15/29	655	378,929
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	400	399,096
10.500%	05/15/30	640	636,931
11.000%	11/15/29	2,723	2,789,805
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	455,828
8.750%	03/15/32	731	879,039
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)	885	890,369
7.625%	03/01/26	500	513,745
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	2,830	2,746,453

			20,904,612

Transportation — 0.5%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,475	1,377,519
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	585	600,060
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)	125	128,000

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
7.125%	02/01/32	400	$409,578

			2,515,157

TOTAL CORPORATE BONDS (cost $475,292,330)			441,038,673

FLOATING RATE AND OTHER LOANS — 3.9%
Auto Parts & Equipment — 0.3%
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%
14.141%(c)	03/24/28	860	821,300
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.176%(c)	11/17/28	591	564,353

			1,385,653

Chemicals — 0.6%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%
9.844%(c)	11/15/30	1,172	1,136,901
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
10.180%(c)	06/28/28	710	664,618
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%
15.328%(c)	12/31/25^	298	298,399
Term Loan, 3 Month SOFR + 10.000%
15.299%(c)	10/12/28	750	743,657
Venator Materials LLC,
First-Out Delayed Draw Term Loan, 1 Month SOFR + 2.000%
7.339%(c)	01/16/26^	232	232,130

			3,075,705

Commercial Services — 0.0%
Fly Funding II Sarl (Luxembourg),
Term Loan B
7.330%	08/11/25	160	155,033

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	03/01/29	331	330,378
NCR Atleos Corp.,
Term Loan
—%(p)	09/27/28^	250	243,750

			574,128

Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
10.835%(c)	07/20/28^	205	194,741

Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
9.830%(c)	12/19/30	232	215,636

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
FLOATING RATE AND OTHER LOANS (continued)
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
9.458%(c)	10/06/28	772	$657,883

Insurance — 0.3%
Acrisure LLC,
2024 Refinancing Term Loan
—%(p)	11/06/30	300	299,500
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.364%
10.708%(c)	01/20/29	865	794,873
New B-8 Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	12/23/26	299	296,607

			1,390,980

Internet — 0.0%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
8.693%(c)	11/30/27	50	47,375

Media — 1.1%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.329%(c)	10/31/27	1,718	1,473,384
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.829%(c)	01/18/28	1,404	1,346,769
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	913	1,266,884
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26	146	135,656
Second Lien Term Loan
8.175%	08/24/26	2,226	42,289
Gray Television, Inc.,
Term Loan F, 1 Month SOFR + 5.250%
10.580%(c)	06/04/29	689	652,483
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	09/25/26	703	569,022
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%
8.694%(c)	03/15/26	222	221,635

			5,708,122

Metal Fabricate/Hardware — 0.4%
Doncasters US Finance LLC,,
Initial Term Loan, 3 Month SOFR + 6.500%
11.835%(c)	04/23/30	1,970	1,955,287

Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.208%(c)	03/06/28	232	231,930

Software — 0.6%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%
8.594%(c)	02/15/29	199	198,618

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
2028 Extended Dollar Term Loan, 1 Month SOFR + 4.000%
9.344%(c)	12/29/28	694	$694,609
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	05/01/31	1,197	1,194,381
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.708%(c)	07/14/28	1,149	883,836

			2,971,444

Telecommunications — 0.4%
Connect Finco SARL (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
9.844%(c)	09/27/29	1,398	1,315,261
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27	102	98,239
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29	367	359,583
Term B-2, 1 Month SOFR + 6.560%
11.904%(c)	04/15/30	368	356,931
Lumen Technologies, Inc.,
Term B-1 Loan
7.808%	04/15/29	13	8,590
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30	13	8,590
Term Loan
—%(p)	06/01/28^	42	34,398
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan
9.596%	10/02/28(d)	1,630	245,331
Initial Term Loan - Second Lien
12.564%	10/01/29(d)	735	7,350

			2,434,273

Textiles — 0.0%
ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%
9.075%(c)	12/12/25	129	125,524

TOTAL FLOATING RATE AND OTHER LOANS (cost $23,686,975)			21,123,714

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.428%(cc)	10/25/35	4	2,702
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.003%(cc)	10/25/35	2	1,215
Series 2006-HY13, Class 4A1
4.769%(cc)	02/25/37	1	1,103
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.663%(c)	07/20/46	2	1,483

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
5.670%(c)	10/25/46	14	$7,598
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.575%(cc)	03/20/36	2	1,958
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.560%(cc)	09/25/37	6	5,203
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
5.813%(c)	07/19/46	4	2,127
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
5.840%(c)	09/25/46	3	2,410
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	10	4,368
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.670%(c)	04/25/46	1	1,119
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.452%(cc)	02/25/36	7	5,772
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,269
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.226%(cc)	02/25/37	1	1,188
Series 2007-HY01, Class 4A1
4.335%(cc)	02/25/37	2	1,747

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $49,761)			41,262

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Notes
2.750%	04/30/27	1,854	1,766,370
3.000%	07/31/24	9,849	9,828,225
3.875%	11/30/27(k)	5,000	4,904,687
4.125%	07/31/28(h)(k)	10,000	9,894,531
4.250%	01/31/26	4,250	4,209,326

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,818,218)			30,603,139

		Shares

COMMON STOCKS — 2.0%
Chemicals — 0.7%
Cornerstone Chemical Co.*^		26,744	508,136
TPC Group, Inc.*^		49,934	1,747,690

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Venator Materials PLC (original cost $3,574,374; purchased 06/29/17 - 10/19/23)*^(f)	2,264	$1,528,200

		3,784,026

Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	213,048
Keycon Power Holdings LLC*^	2,150	—

		213,048

Gas Utilities — 0.5%
Ferrellgas Partners LP (Class B Stock)	12,116	2,495,559

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.(a)	7,184	590,453
Heritage Power LLC*^	28,339	779,322
Heritage Power LLC*^	1,246	34,265
Heritage Power LLC*^	32,615	16,308

		1,420,348

Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd. (Jamaica) (original cost $320,265;purchased 01/29/24 - 02/08/24)*^(f)	264,007	657,377
Intelsat Emergence SA (Luxembourg)*	52,851	1,987,198

		2,644,575

TOTAL COMMON STOCKS (cost $8,553,273)		10,557,556

PREFERRED STOCKS — 0.6%
Electronic Equipment, Instruments & Components — 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	2,850,000

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $372,470;purchased 01/26/24 - 01/29/24)*^(f)	48,371	507,659

TOTAL PREFERRED STOCKS (cost $3,136,970)		3,357,659

TOTAL LONG-TERM INVESTMENTS (cost $549,241,799)		514,538,078

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 15.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	12,673,982	$12,673,982
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $71,871,844; includes $71,491,737 of cash collateral for securities on loan)(b)(wb)	71,955,715	71,912,541

TOTAL SHORT-TERM INVESTMENTS (cost $84,545,826)		84,586,523

TOTAL INVESTMENTS—112.0% (cost $633,787,625)		599,124,601
Liabilities in excess of other assets(z) — (12.0)%		(64,427,656)

NET ASSETS — 100.0%		$534,696,945

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,580,836 and 2.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,253,120; cash collateral of $71,491,737 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $15,073,667. The aggregate value of $6,194,542 is 1.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $195,334)	198	$196,019	$685	$—

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
113	2 Year U.S.Treasury Notes	Sep. 2024	$ 23,076,719	$ 51,902
207	5 Year U.S.Treasury Notes	Sep. 2024	22,061,673	103,386
176	10 Year U.S. Treasury Notes	Sep. 2024	19,357,251	123,731
26	20 Year U.S. Treasury Bonds	Sep. 2024	3,076,125	34,518
16	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	2,005,500	20,994

				$334,531

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Credit default swap agreement outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	29,225	3.448%	$1,819,791	$1,869,177	$49,386

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	MSI	09/20/24	(7,550)	$(198,479)	$—	$(198,479)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	BNP	09/20/24	(5,759)	(113,041)	—	(113,041)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	GSI	12/20/24	(2,330)	21,192	—	21,192

					$(290,328)	$—	$(290,328)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$21,192	$(311,520)

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$879,000	$2,348,703

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$7,816,075	$—
Corporate Bonds	—	440,303,260	735,413
Floating Rate and Other Loans	—	20,120,296	1,003,418
Residential Mortgage-Backed Securities	—	41,262	—
U.S. Treasury Obligations	—	30,603,139	—
Common Stocks	590,453	4,482,757	5,484,346
Preferred Stocks	—	—	3,357,659
Short-Term Investments
Affiliated Mutual Funds	84,586,523	—	—

Total	$85,176,976	$503,366,789	$10,580,836

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$685	$—
Futures Contracts	334,531	—	—
Centrally Cleared Credit Default Swap Agreement	—	49,386	—
OTC Total Return Swap Agreement	—	21,192	—

Total	$334,531	$71,263	$—

Liabilities
OTC Total Return Swap Agreements	$—	$(311,520)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 12/31/23	$1,278,167	$251,741	$2,902,922	$2,850,819
Realized gain (loss)	(19,411)	665	(18,213)	7,353
Change in unrealized appreciation (depreciation)	(197,950)	3,760	(1,313,215)	135,037
Purchases/Exchanges /Issuances	77,000	803,381	3,912,852	739,820
Sales/Paydowns	(97,937)	(59,025)	—	(375,370)
Accrued discount/premium	—	2,896	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Transfers into Level 3*	$339,434	$—	$—	$—
Transfers out of Level 3*	(643,890)	—	—	—

Balance as of 06/30/24	$735,413	$1,003,418	$5,484,346	$3,357,659

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(197,950)	$2,506	$(1,313,215)	$135,188

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$147,262	Income	Discounted Cash Flow	Discount Rate	30.00%
Corporate Bonds	40,614	Market	Recovery Value	Recovery Rate	0.00% - 118.70%
Corporate Bonds	547,537	Market	Transaction Based	Unadjusted Price	NA
Common Stocks	1,165,513	Market	Enterprise Value	EBITDA Multiple	4.0x - 12.2x
Common Stocks	16,308	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	—	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	507,659	Market	Enterprise Value	Recovery Rate	10.50%
Preferred Stocks	2,850,000	Market	Transaction Based	Unadjusted Price	NA

	$5,274,893

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2024, the aggregate value of these securities and/or derivatives was $5,305,943. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (13.4% represents investments purchased with collateral from securities on loan)	15.8%
Oil & Gas	6.7
Media	5.8
U.S. Treasury Obligations	5.7
Electric	4.4
Telecommunications	4.3
Retail	4.3
Diversified Financial Services	4.2
Home Builders	4.1
Healthcare-Services	4.0
Pipelines	4.0
Leisure Time	3.8
Commercial Services	3.8
Entertainment	2.8
Chemicals	2.5
Pharmaceuticals	2.4
Aerospace & Defense	2.3
Packaging & Containers	1.9
Mining	1.8
Building Materials	1.7
Foods	1.7

Auto Parts & Equipment	1.7%
Real Estate Investment Trusts (REITs)	1.6
Lodging	1.5
Collateralized Loan Obligations	1.5
Computers	1.2
Real Estate	1.2
Software	1.1
Insurance	1.1
Healthcare-Products	1.0
Airlines	0.9
Housewares	0.8
Banks	0.7
Auto Manufacturers	0.7
Household Products/Wares	0.7
Internet	0.6
Distribution/Wholesale	0.6
Machinery-Diversified	0.6
Wireless Telecommunication Services	0.6
Electrical Components & Equipment	0.6
Environmental Control	0.6
Electronic Equipment, Instruments & Components	0.5
Transportation	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Iron/Steel	0.5%
Gas Utilities	0.5
Metal Fabricate/Hardware	0.5
Apparel	0.3
Miscellaneous Manufacturing	0.3
Advertising	0.3
Oil, Gas & Consumable Fuels	0.3
Agriculture	0.2
Electronics	0.2
Coal	0.2
Gas	0.2
Engineering & Construction	0.1

Machinery-Construction & Mining	0.1%
Office/Business Equipment	0.0	*
Holding Companies-Diversified	0.0	*
Electric Utilities	0.0	*
Textiles	0.0	*
Residential Mortgage-Backed Securities	0.0	*

	112.0
Liabilities in excess of other assets	(12.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$49,386	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	334,531	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	21,192		Unrealized depreciation on OTC swap agreements	311,520

		$405,109			$311,520

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$777,279
Interest rate contracts	(509,994)	336,479

Total	$(509,994)	$1,113,758

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(439,007)
Interest rate contracts	(1,086,989)	269,374

Total	$(1,086,989)	$(169,633)

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 63,434,955
Credit Default Swap Agreements - Buy Protection (1)	3,243,333
Credit Default Swap Agreements - Sell Protection (1)	15,534,033
Total Return Swap Agreements (1)	15,581,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$70,253,120	$(70,253,120)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$—	$(113,041)	$(113,041)	$—	$(113,041)
GSI	21,192	—	21,192	—	21,192
MSI	—	(198,479)	(198,479)	198,479	—

	$21,192	$(311,520)	$(290,328)	$198,479	$(91,849)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $70,253,120:
Unaffiliated investments (cost $549,241,799)	$514,538,078
Affiliated investments (cost $84,545,826)	84,586,523
Cash	19,266
Dividends and interest receivable	9,390,329
Receivable for investments sold	2,109,766
Deposit with broker for centrally cleared/exchange-traded derivatives	879,000
Receivable for Portfolio shares sold	67,533
Unrealized appreciation on OTC swap agreements	21,192
Unrealized appreciation on unfunded loan commitments	685
Tax reclaim receivable	305
Prepaid expenses	717

Total Assets	611,613,394

LIABILITIES
Payable to broker for collateral for securities on loan	71,491,737
Payable for investments purchased	3,937,801
Accrued expenses and other liabilities	842,575
Unrealized depreciation on OTC swap agreements	311,520
Management fee payable	223,739
Payable for Portfolio shares purchased	46,934
Due to broker-variation margin futures	39,478
Due to broker-variation margin swaps	18,557
Distribution fee payable	2,613
Affiliated transfer agent fee payable	1,190
Payable to affiliate	305

Total Liabilities	76,916,449

NET ASSETS	$534,696,945

Net assets were comprised of:
Partners’ Equity.	$534,696,945

Class I:
Net asset value and redemption price per share, $521,908,100 / 76,490,223 outstanding shares of beneficial interest	$6.82

Class III:
Net asset value and redemption price per share, $12,788,845 / 1,888,983 outstanding shares of beneficial interest	$6.77

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $4,365 foreign withholding tax)	$18,887,465
Affiliated dividend income	290,327
Unaffiliated dividend income	152,215
Income from securities lending, net (including affiliated income of $121,012)	123,023

Total income	19,453,030

EXPENSES
Management fee	1,442,140
Distribution fee—Class III	15,472
Custodian and accounting fees	38,007
Audit fee	35,975
Shareholders’ reports	27,666
Professional Fees	15,158
Trustees’ fees	8,369
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,717
Miscellaneous	22,519

Total expenses	1,611,023
Less: Fee waivers and/or expense reimbursement .	(100,971)

Net expenses	1,510,052

NET INVESTMENT INCOME (LOSS)	17,942,978

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,723))	(7,457,718)
Futures transactions	(509,994)
Swap agreements transactions	1,113,758

(6,853,954)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(18,269))	5,858,356
Futures	(1,086,989)
Swap agreements.	(169,633)
Unfunded loan commitments	685

4,602,419

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(2,251,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,691,443

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,942,978	$33,071,285
Net realized gain (loss) on investment transactions	(6,853,954)	(10,854,706)
Net change in unrealized appreciation (depreciation) on investments	4,602,419	33,787,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,691,443	56,004,303

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	11,261,545	28,046,086
Portfolio shares purchased	(17,992,718)	(43,285,647)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(6,731,173)	(15,239,561)

TOTAL INCREASE (DECREASE)	8,960,270	40,764,742
NET ASSETS:
Beginning of period	525,736,675	484,971,933

End of period	$534,696,945	$525,736,675

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 6.62		$5.92	$6.67	$6.18	$5.77	$4.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.41	0.36	0.33	0.35	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.29	(1.11)	0.16	0.06	0.47

Total from investment operations	0.20		0.70	(0.75)	0.49	0.41	0.81

Net Asset Value, end of period	$ 6.82		$6.62	$5.92	$6.67	$6.18	$5.77

Total Return(b)	3.02%		11.82%	(11.24)%	7.93%	7.11%	16.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 522		$513	$476	$562	$529	$522
Average net assets (in millions)	$ 515		$486	$502	$550	$497	$507
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.61	%(d)	0.61%	0.60%	0.59%	0.61%	0.62%
Net investment income (loss)	6.85	%(d)	6.66%	5.93%	5.11%	6.16%	6.28%
Portfolio turnover rate(e)	20%		26%	33%	48%	61%	58%

Class III
	Six Months Ended June 30,		Year Ended December 31,		April 26, 2021(f) through December 31,
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$6.58		$5.90	$6.66	$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.39	0.35	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	(0.03)		0.29	(1.11)	0.03

Total from investment operations	0.19		0.68	(0.76)	0.25

Net Asset Value, end of period.	$6.77		$6.58	$5.90	$6.66

Total Return(b)	2.89%		11.53%	(11.41)%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13		$12	$9	$6
Average net assets (in millions)	$12		$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.82%	0.82%	0.80	%(g)
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.86%	0.85%	0.82	%(g)
Net investment income (loss)	6.60	%(d)	6.41%	5.76%	4.72	%(g)
Portfolio turnover rate(e)	20%		26%	33%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM JENNISON BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Automobiles — 0.3%
Tesla, Inc.*	88,149	$17,442,924

Banks — 5.3%
Bank of America Corp.	3,212,213	127,749,711
East West Bancorp, Inc.(a)	341,636	25,018,004
JPMorgan Chase & Co.	213,166	43,114,955
PNC Financial Services Group, Inc. (The)	685,772	106,623,831
Truist Financial Corp.	1,031,547	40,075,601

		342,582,102

Beverages — 1.4%
PepsiCo, Inc.	562,006	92,691,650

Biotechnology — 1.9%
AbbVie, Inc.	631,109	108,247,815
Natera, Inc.*(a)	159,330	17,253,846

		125,501,661

Broadline Retail — 5.2%
Amazon.com, Inc.*	1,731,776	334,665,712

Building Products — 0.4%
AZEK Co., Inc. (The)*	677,243	28,532,248

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	110,641	50,045,137

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	109,494	21,279,064

Communications Equipment — 1.2%
Cisco Systems, Inc.	1,604,247	76,217,775

Construction & Engineering — 0.2%
Quanta Services, Inc.	58,688	14,912,034

Construction Materials — 0.5%
Martin Marietta Materials, Inc.(a)	58,136	31,498,085

Consumer Finance — 0.5%
Ally Financial, Inc.	415,407	16,479,196
American Express Co.	75,364	17,450,534

		33,929,730

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	19,650	16,702,304
Performance Food Group Co.*(a)	474,555	31,372,831
Walmart, Inc.	963,471	65,236,621

		113,311,756

Containers & Packaging — 0.3%
Avery Dennison Corp.	79,089	17,292,810

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	2,656,073	50,757,555
Verizon Communications, Inc.	546,722	22,546,815

		73,304,370

Electrical Equipment — 1.7%
AMETEK, Inc.	122,757	20,464,819
Eaton Corp. PLC	183,430	57,514,477

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
nVent Electric PLC	433,064	$33,177,033

		111,156,329

Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	77,702	17,392,816

Energy Equipment & Services — 0.3%
Halliburton Co.(a)	585,321	19,772,143

Entertainment — 2.1%
Netflix, Inc.*	199,807	134,845,748

Financial Services — 3.1%
Apollo Global Management, Inc.	316,050	37,316,023
Mastercard, Inc. (Class A Stock)	37,423	16,509,531
Visa, Inc. (Class A Stock)(a)	556,762	146,133,322

		199,958,876

Food Products — 0.5%
Freshpet, Inc.*	231,181	29,912,510

Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp.*	609,699	46,952,920

Health Care Providers & Services — 2.7%
Centene Corp.*	1,015,532	67,329,772
Cigna Group (The)	224,997	74,377,258
Molina Healthcare, Inc.*	111,677	33,201,572

		174,908,602

Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	272,714	31,899,357

Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. (Class A Stock)*	487,650	73,942,369
Darden Restaurants, Inc.(a)	119,921	18,146,446
Marriott International, Inc. (Class A Stock)	75,980	18,369,685
Texas Roadhouse, Inc.	197,092	33,842,667

		144,301,167

Household Durables — 0.8%
Lennar Corp. (Class A Stock)	139,833	20,956,772
Toll Brothers, Inc.	285,303	32,861,199

		53,817,971

Household Products — 0.7%
Procter & Gamble Co. (The)	281,273	46,387,543

Industrial REITs — 0.4%
Prologis, Inc.	208,614	23,429,438

Insurance — 6.1%
Chubb Ltd.	536,611	136,878,734
Markel Group, Inc.*	16,594	26,146,502
Marsh & McLennan Cos., Inc.	494,433	104,186,922
MetLife, Inc.	1,325,272	93,020,842
Progressive Corp. (The)	76,391	15,867,174
RenaissanceRe Holdings Ltd. (Bermuda)	86,713	19,381,223

		395,481,397

Interactive Media & Services — 8.7%
Alphabet, Inc. (Class A Stock)	1,968,716	358,601,620

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)	410,751	$207,108,869

		565,710,489

IT Services — 0.8%
International Business Machines Corp.	302,001	52,231,073

Machinery — 3.7%
Caterpillar, Inc.	148,004	49,300,132
Fortive Corp.	625,438	46,344,956
Otis Worldwide Corp.	738,897	71,126,225
Parker-Hannifin Corp.	142,760	72,209,436

		238,980,749

Marine Transportation — 0.4%
Kirby Corp.*	215,170	25,762,304

Multi-Utilities — 0.5%
NiSource, Inc.	1,114,560	32,110,474

Oil, Gas & Consumable Fuels — 4.5%
Cheniere Energy, Inc.	225,093	39,353,009
ConocoPhillips	615,289	70,376,756
Diamondback Energy, Inc.	90,944	18,206,079
Exxon Mobil Corp.	539,074	62,058,199
Williams Cos., Inc. (The)	2,398,407	101,932,298

		291,926,341

Passenger Airlines — 0.7%
Delta Air Lines, Inc.	1,020,096	48,393,354

Pharmaceuticals — 4.1%
AstraZeneca PLC (United Kingdom), ADR	405,549	31,628,767
Eli Lilly & Co.	146,116	132,290,504
Novo Nordisk A/S (Denmark), ADR(a)	722,779	103,169,474

		267,088,745

Residential REITs — 0.3%
AvalonBay Communities, Inc.	96,373	19,938,610

Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.*	810,911	131,537,873
Applied Materials, Inc.	251,255	59,293,667
Broadcom, Inc.	76,229	122,387,946
Lam Research Corp.	79,948	85,132,628
NVIDIA Corp.	3,087,040	381,372,922

		779,725,036

Software — 8.0%
Microsoft Corp.	966,896	432,154,167
Salesforce, Inc.	337,167	86,685,636

		518,839,803

Specialized REITs — 0.4%
Gaming & Leisure Properties, Inc.	521,802	23,590,668

Specialty Retail — 1.6%
Ross Stores, Inc.	150,768	21,909,606

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
TJX Cos., Inc. (The)	727,856	$80,136,945

		102,046,551

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	1,894,739	399,069,928
Dell Technologies, Inc. (Class C Stock)	693,729	95,672,167

		494,742,095

Textiles, Apparel & Luxury Goods — 1.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	81,830	62,828,344
Ralph Lauren Corp.	180,093	31,527,080

		94,355,424

Trading Companies & Distributors — 0.3%
Watsco, Inc.(a)	36,763	17,030,092

TOTAL LONG-TERM INVESTMENTS (cost $3,947,321,405)		6,375,895,683

SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	42,350,605	42,350,605
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $80,802,671; includes $80,080,056 of cash collateral for securities on loan)(b)(wb)	81,026,965	80,978,348

TOTAL SHORT-TERM INVESTMENTS (cost $123,153,276)		123,328,953

TOTAL INVESTMENTS—100.3% (cost $4,070,474,681)		6,499,224,636
Liabilities in excess of other assets — (0.3)%		(21,477,561)

NET ASSETS — 100.0%		$6,477,747,075

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $77,286,502; cash collateral of $80,080,056 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$17,442,924	$—	$—
Banks	342,582,102	—	—
Beverages.	92,691,650	—	—
Biotechnology.	125,501,661	—	—
Broadline Retail	334,665,712	—	—
Building Products.	28,532,248	—	—
Capital Markets	50,045,137	—	—
Commercial Services & Supplies	21,279,064	—	—
Communications Equipment	76,217,775	—	—
Construction & Engineering	14,912,034	—	—
Construction Materials	31,498,085	—	—
Consumer Finance	33,929,730	—	—
Consumer Staples Distribution & Retail	113,311,756	—	—
Containers & Packaging	17,292,810	—	—
Diversified Telecommunication Services	73,304,370	—	—
Electrical Equipment	111,156,329	—	—
Electronic Equipment, Instruments & Components	17,392,816	—	—
Energy Equipment & Services	19,772,143	—	—
Entertainment	134,845,748	—	—
Financial Services	199,958,876	—	—
Food Products	29,912,510	—	—
Health Care Equipment & Supplies	46,952,920	—	—
Health Care Providers & Services.	174,908,602	—	—
Health Care REITs.	31,899,357	—	—
Hotels, Restaurants & Leisure	144,301,167	—	—
Household Durables	53,817,971	—	—
Household Products	46,387,543	—	—
Industrial REITs	23,429,438	—	—
Insurance	395,481,397	—	—
Interactive Media & Services	565,710,489	—	—
IT Services	52,231,073	—	—
Machinery	238,980,749	—	—
Marine Transportation	25,762,304	—	—
Multi-Utilities	32,110,474	—	—
Oil, Gas & Consumable Fuels	291,926,341	—	—
Passenger Airlines.	48,393,354	—	—
Pharmaceuticals	267,088,745	—	—
Residential REITs	19,938,610	—	—
Semiconductors & Semiconductor Equipment	779,725,036	—	—
Software	518,839,803	—	—
Specialized REITs	23,590,668	—	—
Specialty Retail	102,046,551	—	—
Technology Hardware, Storage & Peripherals.	494,742,095	—	—
Textiles, Apparel & Luxury Goods	31,527,080	62,828,344	—
Trading Companies & Distributors	17,030,092	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$123,328,953	$—	$—

Total	$6,436,396,292	$62,828,344	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	12.0%
Interactive Media & Services	8.7
Software	8.0
Technology Hardware, Storage & Peripherals	7.6
Insurance	6.1
Banks	5.3
Broadline Retail	5.2
Oil, Gas & Consumable Fuels	4.5
Pharmaceuticals	4.1
Machinery	3.7
Financial Services	3.1
Health Care Providers & Services	2.7
Hotels, Restaurants & Leisure	2.2
Entertainment	2.1
Biotechnology	1.9
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	1.9
Consumer Staples Distribution & Retail	1.8
Electrical Equipment	1.7
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	1.5
Beverages	1.4
Communications Equipment	1.2
Diversified Telecommunication Services	1.1
Household Durables	0.8
IT Services	0.8

Capital Markets	0.8%
Passenger Airlines	0.7
Health Care Equipment & Supplies	0.7
Household Products	0.7
Consumer Finance	0.5
Multi-Utilities	0.5
Health Care REITs	0.5
Construction Materials	0.5
Food Products	0.5
Building Products	0.4
Marine Transportation	0.4
Specialized REITs	0.4
Industrial REITs	0.4
Commercial Services & Supplies	0.3
Residential REITs	0.3
Energy Equipment & Services	0.3
Automobiles	0.3
Electronic Equipment, Instruments & Components	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Construction & Engineering	0.2

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$77,286,502	$(77,286,502)	$—
(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $77,286,502:
Unaffiliated investments (cost $3,947,321,405) .	$6,375,895,683
Affiliated investments (cost $123,153,276)	123,328,953
Foreign currency, at value (cost $419)	420
Receivable for investments sold	60,252,666
Dividends receivable	1,643,823
Tax reclaim receivable	1,286,758
Receivable for Portfolio shares sold	5,550
Prepaid expenses and other assets	453,967

Total Assets	6,562,867,820

LIABILITIES
Payable to broker for collateral for securities on loan	80,080,056
Management fee payable.	2,374,791
Payable for Portfolio shares purchased	1,595,920
Accrued expenses and other liabilities	803,647
Payable to affiliate	250,428
Distribution fee payable	9,420
Administration fee payable.	5,293
Affiliated transfer agent fee payable	1,190

Total Liabilities	85,120,745

NET ASSETS	$6,477,747,075

Net assets were comprised of:
Partners’ Equity	$6,477,747,075

Class I:
Net asset value and redemption price per share, $6,430,011,985 / 55,788,564 outstanding shares of beneficial interest	$115.26

Class II:
Net asset value and redemption price per share, $44,021,702 / 395,687 outstanding shares of beneficial interest.	$111.25

Class III:
Net asset value and redemption price per share, $3,713,388 / 32,476 outstanding shares of beneficial interest.	$114.34

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $141,478 foreign withholding tax)	$35,802,510
Affiliated dividend income.	733,268
Affiliated income from securities lending, net	149,618

Total income	36,685,396

EXPENSES
Management fee	13,707,374
Distribution fee—Class II	52,347
Distribution fee—Class III.	3,958
Administration fee—Class II.	31,408
Custodian and accounting fees	161,134
Trustees’ fees.	50,866
Professional Fees	42,568
Shareholders’ reports	27,824
Audit fee	16,601
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,866
Miscellaneous	59,615

Total expenses	14,159,561

NET INVESTMENT INCOME (LOSS)	22,525,835

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,287))	602,875,482
Foreign currency transactions	4,413

602,879,895

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,734))	401,103,448
Foreign currencies.	(3,803)

401,099,645

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,003,979,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,026,505,375

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,525,835	$45,295,597
Net realized gain (loss) on investment and foreign currency transactions	602,879,895	878,613,699
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	401,099,645	489,318,305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,026,505,375	1,413,227,601

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	9,254,559	15,963,040
Net asset value of shares issued in merger	—	124,013,410
Portfolio shares purchased	(244,488,834)	(352,109,688)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(235,234,275)	(212,133,238)

TOTAL INCREASE (DECREASE)	791,271,100	1,201,094,363
NET ASSETS:
Beginning of period	5,686,475,975	4,485,381,612

End of period	$6,477,747,075	$5,686,475,975

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$97.36		$73.47	$98.09	$81.50	$63.18	$49.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39		0.77	0.76	0.40	0.53	0.66
Net realized and unrealized gain (loss) on investment and foreign currency transactions	17.51		23.12	(25.38)	16.19	17.79	13.50

Total from investment operations	17.90		23.89	(24.62)	16.59	18.32	14.16

Capital Contributions	—		—	—	—	—	—	(c)(d)

Net Asset Value, end of period	$115.26		$97.36	$73.47	$98.09	$81.50	$63.18

Total Return(e)	18.38%		32.52%	(25.10)%	20.36%	29.00%	28.89	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,430.0		$5,644.6	$4,482.9	$6,379.2	$5,672.4	$4,711.0
Average net assets (in millions)	$6,079.8		$5,012.2	$5,044.7	$6,084.1	$4,776.8	$4,406.8
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.46	%(h)	0.46%	0.46%	0.46%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.46	%(h)	0.46%	0.46%	0.46%	0.47%	0.47%
Net investment income (loss)	0.74	%(h)	0.90%	0.95%	0.45%	0.80%	1.16%
Portfolio turnover rate(i)	53%		77%	22%	29%	62%	43%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$94.17		$71.35		$95.64	$79.78	$62.09	$48.37

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		(0.01	)(b)	0.43	0.04	0.26	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.90		22.83		(24.72)	15.82	17.43	13.29

Total from investment operations	17.08		22.82		(24.29)	15.86	17.69	13.72

Capital Contributions	—		—		—	—	—	—	(c)(d)

Net Asset Value, end of period	$111.25		$94.17		$71.35	$95.64	$79.78	$62.09

Total Return(e)	18.14%		31.98%		(25.40)%	19.88%	28.49%	28.36	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44.0		$39.1		$1.6	$2.3	$2.0	$1.7
Average net assets (in millions)	$42.1		$4.1		$1.8	$2.2	$1.7	$1.6
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.86	%(h)	0.85%		0.86%	0.86%	0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.86	%(h)	0.85%		0.86%	0.86%	0.87%	0.87%
Net investment income (loss)	0.34	%(h)	(0.01)%		0.55%	0.04%	0.40%	0.76%
Portfolio turnover rate(i)	53%		77%		22%	29%	62%	43%

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30,		Year Ended December 31,		April 26, 2021(j) through December 31,
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$96.71		$73.16	$97.92	$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.52	0.58	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	17.37		23.03	(25.34)	10.06

Total from investment operations	17.63		23.55	(24.76)	10.18

Net Asset Value, end of period.	$114.34		$96.71	$73.16	$97.92

Total Return(e)	18.23%		32.19%	(25.29)%	11.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.7		$2.7	$0.9	$0.6
Average net assets (in millions)	$3.2		$1.4	$0.8	$0.2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.71	%(h)	0.71%	0.71%	0.70	%(k)
Expenses before waivers and/or expense reimbursement	0.71	%(h)	0.71%	0.71%	0.70	%(k)
Net investment income (loss)	0.49	%(h)	0.61%	0.74%	0.18	%(k)
Portfolio turnover rate(i)	53%		77%	22%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 1.7%
Boeing Co. (The)*	201,118	$36,605,487
General Electric Co.	151,239	24,042,464

		60,647,951

Automobiles — 1.8%
Tesla, Inc.*	333,001	65,894,238

Banks — 0.4%
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,102,887	14,216,213

Biotechnology — 1.5%
Vertex Pharmaceuticals, Inc.*	120,113	56,299,365

Broadline Retail — 9.5%
Amazon.com, Inc.*	1,511,611	292,118,826
MercadoLibre, Inc. (Brazil)*	32,894	54,057,999

		346,176,825

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	74,438	33,669,796
Moody’s Corp.	86,013	36,205,452

		69,875,248

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	83,395	70,884,916

Electrical Equipment — 0.9%
Eaton Corp. PLC	109,950	34,474,823

Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc.*	138,789	18,979,396

Entertainment — 4.5%
Netflix, Inc.*	172,862	116,661,107
Walt Disney Co. (The)	463,090	45,980,206

		162,641,313

Financial Services — 4.7%
Mastercard, Inc. (Class A Stock)	189,240	83,485,119
Visa, Inc. (Class A Stock)	330,407	86,721,925

		170,207,044

Ground Transportation — 1.3%
Uber Technologies, Inc.*	638,524	46,407,924

Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.*	111,383	49,548,728

Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. (Class A Stock)*	361,054	54,746,618
Chipotle Mexican Grill, Inc.*(a)	458,900	28,750,085
Hilton Worldwide Holdings, Inc.	85,155	18,580,821
Marriott International, Inc. (Class A Stock)	82,216	19,877,362

		121,954,886

Insurance — 0.7%
Progressive Corp. (The)	119,864	24,896,952

Interactive Media & Services — 8.9%
Alphabet, Inc. (Class A Stock)	397,396	72,385,681
Alphabet, Inc. (Class C Stock)	393,190	72,118,910

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)	352,575	$177,775,367

		322,279,958

IT Services — 1.1%
MongoDB, Inc.*	78,883	19,717,595
Snowflake, Inc. (Class A Stock)*	138,403	18,696,861

		38,414,456

Media — 1.2%
Trade Desk, Inc. (The) (Class A Stock)*	442,560	43,224,835

Personal Care Products — 0.7%
L’Oreal SA (France)	61,227	26,950,016

Pharmaceuticals — 7.9%
AstraZeneca PLC (United Kingdom), ADR	509,713	39,752,517
Eli Lilly & Co.	175,596	158,981,106
Novo Nordisk A/S (Denmark), ADR	607,677	86,739,815

		285,473,438

Semiconductors & Semiconductor Equipment — 19.3%
Advanced Micro Devices, Inc.*	470,913	76,386,798
Analog Devices, Inc.	158,694	36,223,492
ASML Holding NV (Netherlands)	55,089	56,341,173
Broadcom, Inc.	104,843	168,328,582
NVIDIA Corp.	2,929,780	361,945,021

		699,225,066

Software — 15.6%
Adobe, Inc.*	62,159	34,531,811
Cadence Design Systems, Inc.*	173,265	53,322,304
Crowdstrike Holdings, Inc. (Class A Stock)*	105,159	40,295,877
Datadog, Inc. (Class A Stock)*	237,392	30,787,369
HubSpot, Inc.*	30,218	17,822,274
Microsoft Corp.	651,936	291,382,795
Palo Alto Networks, Inc.*	56,201	19,052,701
Salesforce, Inc.	80,983	20,820,729
ServiceNow, Inc.*	73,497	57,817,885

		565,833,745

Specialty Retail — 2.7%
Home Depot, Inc. (The)	72,110	24,823,147
O’Reilly Automotive, Inc.*	36,534	38,582,096
TJX Cos., Inc. (The)	316,343	34,829,364

		98,234,607

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	900,594	189,683,108

Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	23,895	18,346,368

TOTAL LONG-TERM INVESTMENTS (cost $1,462,466,383)		3,600,771,419

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 0.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	22,510,259	$22,510,259
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $653,065; includes $553,752 of cash collateral for securities on loan)(b)(wb)	653,895	653,502

TOTAL SHORT-TERM INVESTMENTS (cost $23,163,324)		23,163,761

TOTAL INVESTMENTS—99.8% (cost $1,485,629,707)		3,623,935,180

Other assets in excess of liabilities — 0.2%		6,609,427

NET ASSETS — 100.0%		$3,630,544,607

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $545,055; cash collateral of $553,752 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$60,647,951	$—	$—
Automobiles	65,894,238	—	—
Banks	14,216,213	—	—
Biotechnology	56,299,365	—	—
Broadline Retail	346,176,825	—	—
Capital Markets	69,875,248	—	—
Consumer Staples Distribution & Retail	70,884,916	—	—
Electrical Equipment	34,474,823	—	—
Electronic Equipment, Instruments & Components	18,979,396	—	—
Entertainment	162,641,313	—	—
Financial Services	170,207,044	—	—
Ground Transportation	46,407,924	—	—
Health Care Equipment & Supplies	49,548,728	—	—
Hotels, Restaurants & Leisure	121,954,886	—	—
Insurance	24,896,952	—	—
Interactive Media & Services	322,279,958	—	—
IT Services	38,414,456	—	—
Media	43,224,835	—	—
Personal Care Products	—	26,950,016	—
Pharmaceuticals	285,473,438	—	—
Semiconductors & Semiconductor Equipment	699,225,066	—	—
Software	565,833,745	—	—
Specialty Retail	98,234,607	—	—
Technology Hardware, Storage & Peripherals	189,683,108	—	—
Textiles, Apparel & Luxury Goods	—	18,346,368	—

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$23,163,761	$—	$—

Total	$3,578,638,796	$45,296,384	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	19.3%
Software	15.6
Broadline Retail	9.5
Interactive Media & Services	8.9
Pharmaceuticals	7.9
Technology Hardware, Storage & Peripherals	5.2
Financial Services	4.7
Entertainment	4.5
Hotels, Restaurants & Leisure	3.4
Specialty Retail	2.7
Consumer Staples Distribution & Retail	1.9
Capital Markets	1.9
Automobiles	1.8
Aerospace & Defense	1.7
Biotechnology	1.5
Health Care Equipment & Supplies	1.4

Ground Transportation	1.3%
Media	1.2
IT Services	1.1
Electrical Equipment	0.9
Personal Care Products	0.7
Insurance	0.7
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	0.6
Electronic Equipment, Instruments & Components	0.5
Textiles, Apparel & Luxury Goods	0.5
Banks	0.4

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$545,055	$(545,055)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $545,055:
Unaffiliated investments (cost $1,462,466,383)	$3,600,771,419
Affiliated investments (cost $23,163,324)	23,163,761
Cash	190,080
Receivable for investments sold	19,258,026
Tax reclaim receivable	368,388
Receivable for Portfolio shares sold	208,174
Dividends receivable	92,934
Prepaid expenses	3,654

Total Assets	3,644,056,436

LIABILITIES
Payable for investments purchased	10,093,682
Management fee payable	1,761,276
Payable for Portfolio shares purchased	745,761
Payable to broker for collateral for securities on loan	553,752
Payable to affiliate	188,417
Accrued expenses and other liabilities	159,571
Distribution fee payable	5,621
Administration fee payable	1,650
Affiliated transfer agent fee payable	1,190
Payable to custodian	909

Total Liabilities	13,511,829

NET ASSETS	$3,630,544,607

Net assets were comprised of:
Partners’ Equity	$3,630,544,607

Class I:
Net asset value and redemption price per share, $3,602,423,713 / 20,989,144 outstanding shares of beneficial interest	$171.63

Class II:
Net asset value and redemption price per share, $12,913,391 / 80,221 outstanding shares of beneficial interest	$160.97

Class III:
Net asset value and redemption price per share, $15,207,503 / 89,317 outstanding shares of beneficial interest	$170.26

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $241,740 foreign withholding tax)	$8,463,926
Affiliated dividend income	353,757
Affiliated income from securities lending, net	108,195

Total income	8,925,878

EXPENSES
Management fee	10,117,329
Distribution fee—Class II	15,517
Distribution fee—Class III	17,091
Administration fee—Class II	9,310
Custodian and accounting fees	99,499
Trustees’ fees	29,004
Shareholders’ reports	26,635
Professional Fees	22,879
Audit fee	15,220
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,731
Miscellaneous	40,363

Total expenses	10,398,578

NET INVESTMENT INCOME (LOSS)	(1,472,700)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $132,986)	240,879,913
Foreign currency transactions	11,787

240,891,700

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(156,141))	404,830,343
Foreign currencies	(198)

404,830,145

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	645,721,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$644,249,145

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,472,700)	$911,855
Net realized gain (loss) on investment and foreign currency transactions	240,891,700	238,747,750
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	404,830,145	881,015,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	644,249,145	1,120,675,599

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	21,058,090	38,128,467
Portfolio shares purchased	(123,801,495)	(229,754,606)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(102,743,405)	(191,626,139)

TOTAL INCREASE (DECREASE)	541,505,740	929,049,460
NET ASSETS:
Beginning of period	3,089,038,867	2,159,989,407

End of period	$3,630,544,607	$3,089,038,867

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$141.67		$92.29		$147.90	$127.49	$81.62	$61.21

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		0.05		(0.01)	(0.45)	(0.13)	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	30.03		49.33		(55.60)	20.86	46.00	20.32

Total from investment operations	29.96		49.38		(55.61)	20.41	45.87	20.41

Capital Contributions	—		—		—	—	—	—	(c)(d)

Net Asset Value, end of period	$171.63		$141.67		$92.29	$147.90	$127.49	$81.62

Total Return(e)	21.15%		53.51%		(37.60)%	16.01%	56.20%	33.34	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,602		$3,065		$2,111	$3,566	$3,260	$2,242
Average net assets (in millions)	$3,364		$2,635		$2,537	$3,435	$2,606	$2,073
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.61	%(h)	0.62%		0.62%	0.61%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.61	%(h)	0.62%		0.62%	0.61%	0.62%	0.62%
Net investment income (loss)	(0.08	)%(h)	0.04%		(0.01)%	(0.32)%	(0.13)%	0.13%
Portfolio turnover rate(i)	17%		32%		32%	40%	56%	41%

Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$133.14		$87.07		$140.11	$121.26	$77.94	$58.68

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.36)		(0.37	)(b)	(0.43)	(0.95)	(0.49)	(0.19)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	28.19		46.44		(52.61)	19.80	43.81	19.45

Total from investment operations	27.83		46.07		(53.04)	18.85	43.32	19.26

Capital Contributions	—		—		—	—	—	—	(c)(d)

Net Asset Value, end of period	$160.97		$133.14		$87.07	$140.11	$121.26	$77.94

Total Return(e)	20.91%		52.89%		(37.85)%	15.55%	55.57%	32.82	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13		$12		$43	$82	$88	$66
Average net assets (in millions)	$12		$36		$55	$85	$72	$64
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.01	%(h)	1.02%		1.02%	1.01%	1.02%	1.02%
Expenses before waivers and/or expense reimbursement	1.01	%(h)	1.02%		1.02%	1.01%	1.02%	1.02%
Net investment income (loss)	(0.49	)%(h)	(0.35)%		(0.42)%	(0.72)%	(0.53)%	(0.27)%
Portfolio turnover rate(i)	17%		32%		32%	40%	56%	41%

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2024		Year Ended December 31,			April 26, 2021(j) through December 31,
			2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$140.72		$91.90		$147.64	$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.26)		(0.25	)(b)	(0.24)	(0.59)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	29.80		49.07		(55.50)	15.24

Total from investment operations	29.54		48.82		(55.74)	14.65

Net Asset Value, end of period	$170.26		$140.72		$91.90	$147.64

Total Return(e)	21.00%		53.12%		(37.75)%	11.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15		$12		$6	$5
Average net assets (in millions)	$14		$9		$6	$2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.86	%(h)	0.87%		0.86%	0.86	%(k)
Expenses before waivers and/or expense reimbursement	0.86	%(h)	0.87%		0.86%	0.86	%(k)
Net investment income (loss)	(0.33	)%(h)	(0.21)%		(0.23)%	(0.58	)%(k)
Portfolio turnover rate(i)	17%		32%		32%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Aerospace & Defense — 4.5%
Airbus SE (France)	101,658	$13,952,226
Boeing Co. (The)*(a)	88,530	16,113,345
General Electric Co.	148,136	23,549,180
RTX Corp.	224,618	22,549,401

		76,164,152

Automobile Components — 0.7%
Aptiv PLC*	177,657	12,510,606

Automobiles — 1.9%
General Motors Co.	674,804	31,351,394

Banks — 12.9%
Bank of America Corp.	1,397,229	55,567,797
JPMorgan Chase & Co.	374,389	75,723,919
PNC Financial Services Group, Inc. (The)	278,741	43,338,651
Truist Financial Corp.	1,109,723	43,112,739

		217,743,106

Beverages — 1.3%
PepsiCo, Inc.	136,459	22,506,183

Biotechnology — 3.6%
AbbVie, Inc.	205,232	35,201,393
Amgen, Inc.	82,890	25,898,980

		61,100,373

Building Products — 1.3%
Johnson Controls International PLC	315,064	20,942,304

Capital Markets — 4.4%
Blackstone, Inc.	213,483	26,429,196
Goldman Sachs Group, Inc. (The)	106,123	48,001,555

		74,430,751

Chemicals — 3.3%
DuPont de Nemours, Inc.	273,417	22,007,334
Linde PLC	77,939	34,200,413

		56,207,747

Communications Equipment — 1.8%
Cisco Systems, Inc.	618,019	29,362,083

Consumer Staples Distribution & Retail — 2.8%
Walmart, Inc.	696,426	47,155,004

Electric Utilities — 1.6%
PG&E Corp.	1,506,903	26,310,526

Entertainment — 0.6%
Walt Disney Co. (The)	107,672	10,690,753

Food Products — 0.9%
Hershey Co. (The)	81,341	14,952,916

Ground Transportation — 1.1%
Union Pacific Corp.	84,922	19,214,452

Health Care Equipment & Supplies — 1.3%
GE HealthCare Technologies, Inc.	270,710	21,093,723

Health Care Providers & Services — 2.4%
Centene Corp.*	226,000	14,983,800

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Cigna Group (The)	74,389	$24,590,772

		39,574,572

Health Care REITs — 2.1%
Alexandria Real Estate Equities, Inc.	308,197	36,049,803

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	89,424	22,788,812

Household Products — 1.7%
Procter & Gamble Co. (The)	176,642	29,131,799

Insurance — 5.8%
Chubb Ltd.	169,830	43,320,236
Marsh & McLennan Cos., Inc.	109,819	23,141,060
MetLife, Inc.	431,911	30,315,833

		96,777,129

Interactive Media & Services — 2.9%
Alphabet, Inc. (Class A Stock)	97,226	17,709,716
Meta Platforms, Inc. (Class A Stock)	60,848	30,680,778

		48,390,494

Machinery — 3.9%
Fortive Corp.	215,433	15,963,585
Otis Worldwide Corp.	280,972	27,046,365
Parker-Hannifin Corp.	45,898	23,215,667

		66,225,617

Multi-Utilities — 3.5%
CenterPoint Energy, Inc.	813,746	25,209,851
NiSource, Inc.(a)	1,194,592	34,416,196

		59,626,047

Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	224,987	35,192,467
ConocoPhillips	222,834	25,487,753
Exxon Mobil Corp.	422,235	48,607,693
Williams Cos., Inc. (The)	706,770	30,037,725

		139,325,638

Passenger Airlines — 0.9%
Delta Air Lines, Inc.	334,234	15,856,061

Pharmaceuticals — 5.0%
AstraZeneca PLC (United Kingdom), ADR	447,575	34,906,374
Bristol-Myers Squibb Co.	367,688	15,270,083
Eli Lilly & Co.	37,080	33,571,490

		83,747,947

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.*	169,584	27,508,221
Broadcom, Inc.	20,476	32,874,832
Lam Research Corp.	18,982	20,212,983

		80,596,036

Software — 4.7%
Microsoft Corp.	79,757	35,647,391
Oracle Corp.	197,062	27,825,155

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Salesforce, Inc.	59,794	$15,373,037

		78,845,583

Specialized REITs — 1.3%
Gaming & Leisure Properties, Inc.	477,401	21,583,299

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	76,819	16,935,517

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	89,847	18,923,575
Dell Technologies, Inc. (Class C Stock)	167,252	23,065,723

		41,989,298

TOTAL LONG-TERM INVESTMENTS (cost $994,241,570)		1,619,179,725

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	64,197,710	64,197,710
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $36,927,400; includes $36,753,435 of cash collateral for securities on loan)(b)(wb)	36,953,294	36,931,122

TOTAL SHORT-TERM INVESTMENTS (cost $101,125,110)		101,128,832

TOTAL INVESTMENTS—102.2% (cost $1,095,366,680)		1,720,308,557
Liabilities in excess of other assets — (2.2)%		(36,616,139)

NET ASSETS — 100.0%		$1,683,692,418

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,535,864; cash collateral of $36,753,435 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$62,211,926	$13,952,226	$—
Automobile Components	12,510,606	—	—
Automobiles	31,351,394	—	—
Banks	217,743,106	—	—
Beverages	22,506,183	—	—
Biotechnology	61,100,373	—	—
Building Products	20,942,304	—	—
Capital Markets	74,430,751	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Chemicals	$56,207,747	$—	$—
Communications Equipment	29,362,083	—	—
Consumer Staples Distribution & Retail	47,155,004	—	—
Electric Utilities	26,310,526	—	—
Entertainment	10,690,753	—	—
Food Products	14,952,916	—	—
Ground Transportation	19,214,452	—	—
Health Care Equipment & Supplies	21,093,723	—	—
Health Care Providers & Services	39,574,572	—	—
Health Care REITs	36,049,803	—	—
Hotels, Restaurants & Leisure	22,788,812	—	—
Household Products	29,131,799	—	—
Insurance	96,777,129	—	—
Interactive Media & Services	48,390,494	—	—
Machinery	66,225,617	—	—
Multi-Utilities	59,626,047	—	—
Oil, Gas & Consumable Fuels	139,325,638	—	—
Passenger Airlines	15,856,061	—	—
Pharmaceuticals	83,747,947	—	—
Semiconductors & Semiconductor Equipment	80,596,036	—	—
Software	78,845,583	—	—
Specialized REITs	21,583,299	—	—
Specialty Retail	16,935,517	—	—
Technology Hardware, Storage & Peripherals	41,989,298	—	—
Short-Term Investments
Affiliated Mutual Funds	101,128,832	—	—

Total	$1,706,356,331	$13,952,226	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Banks	12.9%
Oil, Gas & Consumable Fuels	8.3
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	6.0
Insurance	5.8
Pharmaceuticals	5.0
Semiconductors & Semiconductor Equipment	4.8
Software	4.7
Aerospace & Defense	4.5
Capital Markets	4.4
Machinery	3.9
Biotechnology	3.6
Multi-Utilities	3.5
Chemicals	3.3
Interactive Media & Services	2.9
Consumer Staples Distribution & Retail	2.8
Technology Hardware, Storage & Peripherals	2.5
Health Care Providers & Services	2.4
Health Care REITs	2.1
Automobiles	1.9

Communications Equipment	1.8%
Household Products	1.7
Electric Utilities	1.6
Hotels, Restaurants & Leisure	1.4
Beverages	1.3
Specialized REITs	1.3
Health Care Equipment & Supplies	1.3
Building Products	1.3
Ground Transportation	1.1
Specialty Retail	1.0
Passenger Airlines	0.9
Food Products	0.9
Automobile Components	0.7
Entertainment	0.6

102.2
Liabilities in excess of other assets	(2.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$35,535,864	$(35,535,864)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $35,535,864:
Unaffiliated investments (cost $994,241,570)	$1,619,179,725
Affiliated investments (cost $101,125,110)	101,128,832
Receivable for investments sold	5,379,793
Dividends receivable	737,333
Tax reclaim receivable	717,216
Receivable for Portfolio shares sold	65,428
Prepaid expenses and other assets	164,971

Total Assets	1,727,373,298

LIABILITIES
Payable to broker for collateral for securities on loan	36,753,435
Payable for investments purchased	5,515,649
Management fee payable	550,873
Payable for Portfolio shares purchased	394,898
Accrued expenses and other liabilities	245,604
Payable to affiliate	214,869
Distribution fee payable	3,031
Administration fee payable	1,331
Affiliated transfer agent fee payable	1,190

Total Liabilities	43,680,880

NET ASSETS	$1,683,692,418

Net assets were comprised of:
Partners’ Equity	$1,683,692,418

Class I:
Net asset value and redemption price per share, $1,668,826,892 / 29,638,256 outstanding shares of beneficial interest	$56.31

Class II:
Net asset value and redemption price per share, $10,812,122 / 199,639 outstanding shares of beneficial interest	$54.16

Class III:
Net asset value and redemption price per share, $4,053,404 / 72,561 outstanding shares of beneficial interest	$55.86

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $66,919 foreign withholding tax, of which $50,689 is reimbursable by an affiliate)	$18,023,389
Affiliated dividend income	1,250,014
Affiliated income from securities lending, net	49,953

Total income	19,323,356

EXPENSES
Management fee	3,267,377
Distribution fee—Class II	13,011
Distribution fee—Class III	4,602
Administration fee—Class II	7,807
Custodian and accounting fees	56,968
Shareholders’ reports	25,375
Professional Fees	18,457
Trustees’ fees	16,912
Audit fee	15,220
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,732
Miscellaneous	24,279

Total expenses	3,455,740

NET INVESTMENT INCOME (LOSS)	15,867,616

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(18,469))	83,737,126
Foreign currency transactions	(1,325)

83,735,801

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,666))	75,968,994

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	159,704,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,572,411

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$15,867,616	$27,026,116
Net realized gain (loss) on investment and foreign currency transactions	83,735,801	117,006,275
Net change in unrealized appreciation (depreciation) on investments	75,968,994	66,138,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	175,572,411	210,170,951

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	7,865,019	38,644,895
Portfolio shares purchased	(66,842,291)	(124,920,304)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(58,977,272)	(86,275,409)

TOTAL INCREASE (DECREASE)	116,595,139	123,895,542
NET ASSETS:
Beginning of period	1,567,097,279	1,443,201,737

End of period	$1,683,692,418	$1,567,097,279

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.55		$43.88	$47.64	$37.28	$35.99	$28.55

Income (Loss) From Investment Operations:
Net investment income (loss)	0.52		0.85	0.74	0.61	0.66	0.67
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.24		5.82	(4.50)	9.75	0.63	6.77

Total from investment operations	5.76		6.67	(3.76)	10.36	1.29	7.44

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$56.31		$50.55	$43.88	$47.64	$37.28	$35.99

Total Return(d)	11.39%		15.20%	(7.89)%	27.79%	3.58%	26.06	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,668.8		$1,553.8	$1,431.5	$1,646.0	$1,371.2	$1,429.9
Average net assets (in millions)	$1,628.5		$1,451.0	$1,479.3	$1,543.8	$1,236.8	$1,354.1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.42	%(g)	0.42%	0.42%	0.42%	0.43%	0.43%
Expenses before waivers and/or expense reimbursement	0.42	%(g)	0.42%	0.42%	0.42%	0.43%	0.43%
Net investment income (loss)	1.95	%(g)	1.85%	1.68%	1.40%	2.03%	2.04%
Portfolio turnover rate(h)	8%		33%	23%	17%	32%	25%

Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$48.72		$42.46	$46.28	$36.36	$35.25	$28.07

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40		0.64	0.55	0.42	0.51	0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.04		5.62	(4.37)	9.50	0.60	6.65

Total from investment operations	5.44		6.26	(3.82)	9.92	1.11	7.18

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$54.16		$48.72	$42.46	$46.28	$36.36	$35.25

Total Return(d)	11.17%		14.74%	(8.25)%	27.28%	3.15%	25.58	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.8		$10.0	$9.2	$10.7	$9.0	$8.7
Average net assets (in millions)	$10.5		$9.4	$9.5	$10.1	$7.9	$7.4
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.82	%(g)	0.82%	0.82%	0.82%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.82	%(g)	0.82%	0.82%	0.82%	0.83%	0.83%
Net investment income (loss)	1.55	%(g)	1.45%	1.28%	1.00%	1.62%	1.63%
Portfolio turnover rate(h)	8%		33%	23%	17%	32%	25%

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30,		Year Ended December 31,		April 26, 2021(i) through December 31,
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.22		$43.70	$47.56	$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.45		0.72	0.62	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.19		5.80	(4.48)	4.50

Total from investment operations	5.64		6.52	(3.86)	4.79

Net Asset Value, end of period	$55.86		$50.22	$43.70	$47.56

Total Return(d)	11.23%		14.92%	(8.12)%	11.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.1		$3.4	$2.6	$1.0
Average net assets (in millions)	$3.7		$2.6	$1.7	$0.4
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.67	%(g)	0.67%	0.67%	0.66	%(j)
Expenses before waivers and/or expense reimbursement	0.67	%(g)	0.67%	0.67%	0.66	%(j)
Net investment income (loss)	1.69	%(g)	1.58%	1.41%	0.92	%(j)
Portfolio turnover rate(h)	8%		33%	23%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 101.3%

ASSET-BACKED SECURITIES — 22.3%
Automobiles — 0.9%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32	500		$500,171
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300		296,397
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600		569,582
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200		1,205,801
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600		1,592,590
Series 2024-01A, Class B, 144A
5.850%	06/20/30	200		200,069
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	772		777,445
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D
1.730%	07/15/26	24		23,691
Series 2021-02A, Class C
0.980%	06/15/26	—(r	)	133
Series 2021-02A, Class D
1.400%	04/15/27	20		19,200
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300		2,099,076
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200		182,211
Hertz Vehicle Financing LLC,
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400		363,337
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.483%(c)	05/20/32	500		499,993
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	352		357,742
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,687		2,648,565
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800		778,203
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300		1,299,459
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	158		158,761
Series 2022-C, Class E, 144A
11.366%	12/15/32	105		107,173
Series 2023-B, Class F, 144A
12.240%	12/15/33	800		815,690
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	25		25,396

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-03, Class D
1.640%	11/16/26		331	$328,062
Series 2024-02, Class D
6.280%	08/15/31		500	507,169

				15,355,916

Collateralized Loan Obligations — 19.4%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.855%(c)	04/20/37		15,000	15,009,481
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
6.506%(c)	07/15/35	EUR	5,500	5,939,368
Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	07/20/32		3,750	3,751,318
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.527%(c)	07/19/34		10,000	10,028,338
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.676%(c)	04/15/32	EUR	9,616	10,264,843
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.079%(c)	07/15/30		3,622	3,637,833
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	01/20/32		4,472	4,475,565
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		16,750	16,763,559
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.755%(c)	01/25/35		9,000	9,014,684
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.661%(c)	05/17/31		2,602	2,602,740
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	10/15/35	EUR	6,500	6,931,614
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	5,995,296
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
4.578%(c)	11/15/31	EUR	9,276	9,920,905

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.565%(c)	04/24/31		1,228	$1,229,547
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.696%(c)	01/22/31		1,451	1,452,671
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)
6.820%(c)	10/15/29		146	146,413
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29		10	10,138
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		16,000	16,010,544
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
6.744%(c)	04/25/36		11,000	11,005,984
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	01/22/31		1,408	1,407,822
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.600%(c)	04/15/31		4,006	4,010,524
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.614%(c)	04/26/31		2,581	2,583,058
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.875%(c)	04/15/33		5,000	5,010,259
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.916%(c)	11/17/32	EUR	10,492	11,236,185
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.598%(c)	02/05/31		1,738	1,739,334
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.652%(c)	01/26/38	EUR	10,000	10,795,206
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.615%(c)	04/25/31		1,282	1,282,046
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		6,625	6,633,954

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-14A, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.336%(c)	10/20/34		6,750	$6,775,954
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.705%(c)	04/25/32		2,000	2,002,400
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.852%(c)	04/15/37		14,000	14,094,121
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	04/21/31		2,308	2,309,617
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.710%(c)	07/15/31		5,405	5,405,285
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.352%)
6.676%(c)	07/20/32		5,000	5,002,500
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.941%(c)	04/20/37		12,000	12,009,786
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.841%(c)	10/30/30		323	323,383
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.770%(c)	10/15/34		7,000	7,034,231
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.705%(c)	07/24/32		9,650	9,662,492
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.325%(c)	04/20/35		10,800	10,815,688
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%\)
6.616%(c)	04/20/31		3,251	3,257,725
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.689%(c)	05/07/31		3,748	3,752,491
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.115%(c)	01/20/37		6,500	6,546,244
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
5.714%(c)	07/15/36	EUR	8,750	9,423,993

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		2,541	$2,543,631
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34		3,000	3,004,381
Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.286%(c)	10/29/34		4,000	4,007,440
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30		1,336	1,337,145
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.726%(c)	01/20/31		1,219	1,220,679
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.195%(c)	01/20/36		4,500	4,523,074
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.529%(c)	07/15/34		8,750	8,813,193
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	07/15/34	EUR	8,000	8,534,052
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.015%(c)	01/20/35		7,500	7,561,896
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)
7.656%(c)	04/15/35	EUR	4,500	4,851,746
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.689%(c)	07/18/31		281	281,390
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.555%(c)	04/25/31		1,928	1,928,671
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/31		2,193	2,195,232
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31		3,597	3,599,968

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		1,750	$1,756,504

				333,464,141

Consumer Loans — 0.8%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	213	153,368
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	281,050
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A
2.190%	08/21/34		99	98,225
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,400,608
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	5,543,261
Series 2023-02A, Class C, 144A
6.740%	09/15/36		700	713,100
Series 2023-02A, Class D, 144A
7.520%	09/15/36		800	823,990
Series 2024-01A, Class A, 144A
5.790%	05/14/41		2,700	2,755,138
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,159,535

				12,928,275

Home Equity Loans — 0.4%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%	04/25/54		1,459	1,467,804
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
8.385%(c)	10/25/31		131	130,378
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.034%(c)	03/25/54		584	588,544
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.934%(c)	05/25/54		194	196,109
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.534%(c)	10/25/54		486	486,262
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.660%(c)	08/25/35		43	41,945
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.480%(c)	10/25/33		15	15,294

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		943		$944,183
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		333		332,790
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		1,067		1,087,664
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		372		370,765
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		378		377,977
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,186		1,186,982

					7,226,697

Other — 0.2%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		460		465,693
Series 2023-04C, Class A, 144A
6.480%	03/20/57		569		574,453
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		1,800		1,801,102
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		1,000		1,005,200

					3,846,448

Residential Mortgage-Backed Securities — 0.2%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.106%(c)	10/25/34		378		362,464
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.801%(c)	11/25/60	EUR	150		153,291
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.805%(c)	09/27/75	EUR	747		790,189
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.088%(c)	03/15/26^	EUR	1,392		1,114,115

					2,420,060

Student Loans — 0.4%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.785%(c)	06/25/47		1,899		1,905,782

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.935%(c)	06/25/47	950	$952,941
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43	2,980	534,932
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	584	541,574
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43	611	569,920
Series 2019-A, Class R, 144A
0.000%	10/25/48	1,025	250,298
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	22	20,486
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56	683	680,127
Series 2024-D, Class A1A, 144A
5.380%	07/05/53	1,000	996,680
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)
8.689%(c)	11/29/24	1,044	1,044,220

			7,496,960

TOTAL ASSET-BACKED SECURITIES (cost $389,445,785)			382,738,497

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.9%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	8,718,035
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,130,380
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	866,653
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,878,577
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,358,887
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	796,642
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	892,025
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,074,311
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	458,462
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	375,853
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,318,137

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	$3,004,300
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
7.583%(c)	10/15/37	5,000	4,995,849
Series 2024-5C27, Class A3
6.014%	07/15/57	3,700	3,803,436
Series 2024-C24, Class XB, IO
1.571%(cc)	02/15/57	27,150	2,636,536
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,173,782
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,386,854
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	826,562
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,051,049
Series 2023-B40, Class A2
6.930%	12/15/56	2,692	2,825,590
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,081,075
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,191,861
BMARK,
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,191,578
BPR Trust,
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	2,300	2,384,763
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
7.640%(c)	11/15/38	3,160	3,116,228
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.029%(c)	01/15/39	5,000	4,975,315
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	6,271	6,224,426
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,270,298
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.949%(c)	09/15/38	2,750	2,763,750
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	5,802,960
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class A2
2.708%	02/15/53	3,265	3,065,245

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)
8.207%(c)	11/15/37	1,327	$1,322,499
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	66	66,126
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,342,336
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,602,297
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,085,404
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month SOFR + 2.796% (Cap N/A, Floor 2.500%)
8.125%(c)	05/15/35	2,990	2,936,392
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,088,082
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,584,579
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,585,927
FHLMC Multifamily Structured Pass-Through Certificates,
Series K044, Class X1, IO
0.864%(cc)	01/25/25	60,097	145,358
Series K053, Class X1, IO
1.003%(cc)	12/25/25	83,019	821,666
Series K055, Class X1, IO
1.464%(cc)	03/25/26	12,337	243,674
Series KG03, Class X1, IO
1.476%(cc)	06/25/30	28,998	1,832,629
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,849	2,791,026
Series 2017-GS06, Class A2
3.164%	05/10/50	3,239	3,033,417
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,430,681
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	987,259
Series 2017-C05, Class A4
3.414%	03/15/50	1,321	1,245,128
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,373,836
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,122	1,072,502
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	2,676,760
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,625,952

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	$2,607,365
Series 2017-HR02, Class A3
3.330%	12/15/50	5,449	5,093,384
Series 2019-L03, Class A3
2.874%	11/15/52	1,067	956,571
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	513,641
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,089,550
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,593,490
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	132,464
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,886	1,785,185
Series 2017-C07, Class A3
3.418%	12/15/50	4,013	3,804,328
Series 2018-C10, Class A3
4.048%	05/15/51	2,187	2,085,832
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,283,833
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A3
3.294%	01/15/59	1,977	1,914,413
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,422,220
Series 2016-C35, Class A3
2.674%	07/15/48	4,067	3,874,069
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,293,596
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,064,379

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $197,820,608)			187,047,269

CORPORATE BONDS — 34.2%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,250,903
3.400%	04/15/30	385	348,513
Boeing Co. (The), Sr. Unsec’d. Notes
2.196%	02/04/26	180	169,311
2.750%	02/01/26	90	85,465
2.850%	10/30/24	30	29,670
2.950%	02/01/30	30	25,706
3.900%	05/01/49	1,230	826,482
3.950%	08/01/59	1,450	923,786
5.150%	05/01/30	1,700	1,632,107
5.930%	05/01/60	2,658	2,378,030

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
6.875%	03/15/39	20	$20,688
7.950%	08/15/24	50	50,091
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A
7.500%	02/01/29(a)	160	165,580
7.875%	04/15/27	3,118	3,121,897
General Dynamics Corp., Gtd. Notes
1.150%	06/01/26	20	18,591
3.250%	04/01/25	10	9,835
3.500%	04/01/27	30	28,885
L3Harris Technologies, Inc., Sr. Unsec’d. Notes
2.900%	12/15/29	40	35,678
4.400%	06/15/28	37	35,911
4.400%	06/15/28	15	14,570
Lockheed Martin Corp., Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,359
4.500%	05/15/36	30	28,154
RTX Corp., Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,793

			12,211,005

Agriculture — 1.0%
Altria Group, Inc., Gtd. Notes
2.625%	09/16/26	35	32,980
3.400%	02/04/41	50	35,992
3.875%	09/16/46	10	7,204
4.400%	02/14/26	43	42,304
5.950%	02/14/49	30	29,426
BAT Capital Corp. (United Kingdom), Gtd. Notes
2.259%	03/25/28	1,570	1,405,649
2.726%	03/25/31	10	8,442
3.462%	09/06/29	10	9,112
3.557%	08/15/27	422	400,453
4.390%	08/15/37	3,000	2,531,063
4.540%	08/15/47	14	10,756
5.834%	02/20/31	1,260	1,274,560
6.343%	08/02/30	960	1,001,358
7.750%	10/19/32	1,500	1,685,863
BAT International Finance PLC (United Kingdom), Gtd. Notes
5.931%	02/02/29	311	318,130
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	37,335
Philip Morris International, Inc., Sr. Unsec’d. Notes
4.875%	02/13/26	25	24,814
5.000%	11/17/25	10	9,950
5.125%	02/15/30	6,085	6,063,219
5.500%	09/07/30	2,125	2,153,938

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom), Gtd. Notes
4.450%	06/12/25	13	$12,848

			17,095,396

Airlines — 0.3%
Air Canada (Canada), Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	47,424
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.575%	07/15/29	1,244	1,175,715
American Airlines 2017-2 Class AA Pass-Through Trust, Pass-Through Certificates
3.350%	04/15/31	34	31,084
Delta Air Lines, Inc., Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,206
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A
4.500%	10/20/25	10	9,634
4.750%	10/20/28	75	73,159
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Sr. Sec’d. Notes, 144A
6.500%	06/20/27	18	18,040
Southwest Airlines Co., Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,338,861
United Airlines 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates
4.150%	02/25/33	39	36,268
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33	48	41,670
United Airlines 2020-1 Class A Pass-Through Trust, Pass-Through Certificates
5.875%	04/15/29	72	71,817
United Airlines 2020-1 Class B Pass-Through Trust, Pass-Through Certificates
4.875%	07/15/27	12	12,414
United Airlines, Inc., Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	797,352
4.625%	04/15/29	195	181,702

			5,844,346

Apparel — 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A
4.875%	05/15/26(a)	600	586,871
Wolverine World Wide, Inc., Gtd. Notes, 144A
4.000%	08/15/29	675	564,124

			1,150,995

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.7%
Ford Motor Co., Sr. Unsec’d. Notes
3.250%	02/12/32	10	$8,274
4.750%	01/15/43	1,450	1,173,946
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
2.900%	02/16/28	275	248,761
3.375%	11/13/25	725	701,640
4.134%	08/04/25(a)	1,100	1,079,368
4.950%	05/28/27	1,000	976,721
5.850%	05/17/27	1,745	1,746,614
6.950%	03/06/26	400	406,609
General Motors Co., Sr. Unsec’d. Notes
4.000%	04/01/25	17	16,779
5.000%	04/01/35	1,365	1,276,883
5.150%	04/01/38	1,000	919,550
5.200%	04/01/45	760	666,862
6.125%	10/01/25	40	40,204
6.600%	04/01/36	285	298,605
General Motors Financial Co., Inc., Gtd. Notes
4.300%	07/13/25	70	69,061
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,710
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	20	16,405
2.400%	04/10/28	1,065	955,212
2.700%	08/20/27	38	35,069
2.700%	06/10/31(a)	25	20,693
3.100%	01/12/32(a)	20	16,805
5.950%	04/04/34(a)	740	740,481
Hyundai Capital America, Sr. Unsec’d. Notes, 144A
1.000%	09/17/24	30	29,690
1.800%	10/15/25	40	38,112
2.375%	10/15/27	15	13,656
2.650%	02/10/25	15	14,714
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	13,294
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A
1.450%	03/02/26	150	140,904
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	49,415
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	22,294
1.900%	04/06/28	50	44,872
2.150%	02/13/30	10	8,631

			11,794,834

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., Gtd. Notes
6.500%	04/01/27(a)	445	444,060

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52	20	$14,916
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	437	434,815
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	350	342,508
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	294,401
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	1,850	1,682,701

			3,213,401

Banks — 8.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	600	561,825
5.538%(ff)	03/14/30	1,000	990,427
Sub. Notes
2.749%	12/03/30(a)	1,000	829,701
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	41,699
2.299%(ff)	07/21/32	20	16,379
2.572%(ff)	10/20/32	10	8,294
2.687%(ff)	04/22/32	2,565	2,169,002
3.419%(ff)	12/20/28	10	9,401
5.288%(ff)	04/25/34	2,295	2,271,028
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	704,258
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	41,157
1.922%(ff)	10/24/31	20	16,345
2.496%(ff)	02/13/31	92	79,495
3.093%(ff)	10/01/25	50	49,652
3.824%(ff)	01/20/28	3,410	3,287,663
3.974%(ff)	02/07/30	685	648,741
4.078%(ff)	04/23/40	2,340	1,987,150
4.271%(ff)	07/23/29	945	910,341
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,249,474
Sub. Notes
2.482%(ff)	09/21/36	10	7,985
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,110,211
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	88,690
4.183%	11/25/27	50	48,264
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	14,273

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	$689,215
5.674%(ff)	03/12/28(a)		725	724,436
5.829%(ff)	05/09/27		3,840	3,845,765
Sr. Unsec’d. Notes, MTN
4.972%(ff) 05/16/29			475	464,396
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27		710	662,857
1.904%(ff)	09/30/28		2,200	1,960,689
2.871%(ff)	04/19/32		1,815	1,518,106
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27		300	280,683
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,120	1,104,876
4.875%	04/01/26		380	372,311
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	597,301
5.875%	04/30/29		1,600	1,622,235
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,445	1,413,021
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		890	853,587
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		1,880	1,782,035
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		25	23,349
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		10	8,225
2.561%(ff)	05/01/32		875	729,130
2.572%(ff)	06/03/31		70	60,056
2.666%(ff)	01/29/31		1,225	1,065,664
2.976%(ff)	11/05/30		20	17,813
3.200%	10/21/26		3,255	3,102,529
3.668%(ff)	07/24/28		30	28,594
3.785%(ff)	03/17/33		1,160	1,033,989
3.887%(ff)	01/10/28		1,725	1,665,961
3.980%(ff)	03/20/30		35	33,022
5.174%(ff)	02/13/30		2,475	2,460,005
Sub. Notes
4.300%	11/20/26		110	107,384
4.450%	09/29/27		2,735	2,666,177
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	94,114
Sub. Notes
3.742%(ff)	01/07/33		2,415	1,976,304
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	267,432
4.250%	03/13/26		1,150	1,121,606

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)	4,000	$4,101,574
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	200	214,699
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	950	884,560
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27	50	46,171
1.992%(ff)	01/27/32	20	16,248
2.383%(ff)	07/21/32	1,480	1,216,273
2.600%	02/07/30	35	30,667
2.615%(ff)	04/22/32	4,715	3,963,386
2.650%(ff)	10/21/32	10	8,316
2.908%(ff)	07/21/42	25	17,556
3.272%(ff)	09/29/25	4,063	4,036,892
3.436%(ff)	02/24/43	35	26,402
3.500%	01/23/25(a)	20	19,755
3.691%(ff)	06/05/28	50	47,824
3.750%	02/25/26(a)	125	121,816
3.814%(ff)	04/23/29	1,080	1,024,505
3.850%	01/26/27	1,765	1,705,760
6.484%(ff)	10/24/29	3,230	3,373,062
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
7.336%(c)	10/28/27	21	21,600
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	20	18,047
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26	85	79,465
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	545	556,286
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,025	1,022,513
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,914,464
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	1,350	1,313,254
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)	1,860	1,762,716
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	20	18,792
1.578%(ff)	04/22/27	785	732,958
1.953%(ff)	02/04/32	130	105,825
2.069%(ff)	06/01/29	50	44,472
2.301%(ff)	10/15/25	5	4,950
2.525%(ff)	11/19/41	2,330	1,590,137
2.545%(ff)	11/08/32	1,135	946,322
2.580%(ff)	04/22/32(a)	1,775	1,498,674
2.947%(ff)	02/24/28	1,715	1,615,515
3.300%	04/01/26	1,110	1,074,620
3.782%(ff)	02/01/28	1,235	1,189,885
3.897%(ff)	01/23/49	10	7,881
3.960%(ff)	01/29/27	930	908,531

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.964%(ff)	11/15/48	985	$782,905
4.005%(ff)	04/23/29	1,200	1,148,399
4.452%(ff)	12/05/29	17	16,496
5.581%(ff)	04/22/30(a)	2,050	2,082,467
Sub. Notes
2.956%(ff)	05/13/31	155	135,841
4.125%	12/15/26	40	38,962
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26(a)	360	359,831
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	670	679,530
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	1,945	1,937,354
5.449%(ff)	07/20/29	860	865,106
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	13,871
2.239%(ff)	07/21/32(a)	4,318	3,532,367
2.699%(ff)	01/22/31	35	30,681
4.431%(ff)	01/23/30	1,340	1,295,423
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	815,796
1.928%(ff)	04/28/32	193	155,103
2.511%(ff)	10/20/32	1,590	1,315,378
2.943%(ff)	01/21/33	1,470	1,249,659
3.125%	07/27/26	2,725	2,605,556
5.250%(ff)	04/21/34(a)	2,230	2,196,059
5.831%(ff)	04/19/35	965	990,327
Sub. Notes
2.484%(ff)	09/16/36	20	15,828
Sub. Notes, GMTN
4.350%	09/08/26	756	739,346
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	20,758
5.582%(ff)	06/12/29	2,390	2,415,892
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,038,722
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,230,088
3.337%(ff)	01/21/33	1,330	1,100,942
5.519%(ff)	01/19/28	2,390	2,358,209
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	24,550
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	47,403
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34	635	640,373
7.161%(ff)	10/30/29	995	1,056,482

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	$27,148
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,250
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,447,106
6.537%(ff)	08/12/33	870	915,675
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	685	657,675
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,035,699
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	1,973,068
5.389%(ff)	04/24/34	6,270	6,201,646
6.303%(ff)	10/23/29	3,690	3,827,512
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	55,282
2.572%(ff)	02/11/31	3,525	3,049,684
5.013%(ff)	04/04/51	20	18,233
Sub. Notes, MTN
4.100%	06/03/26	20	19,491

			144,964,868

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	29,539
4.900%	02/01/46	4,638	4,261,954
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	27,868
4.600%	04/15/48	2	1,769
4.750%	01/23/29	118	117,121
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,029
1.650%	06/01/30	10	8,384
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	61,793

			4,516,457

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	8,052
2.770%	09/01/53	19	11,354
3.150%	02/21/40	20	14,947
5.150%	11/15/41	16	14,922
5.600%	03/02/43	4,450	4,384,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	$73,897
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,055	725,602
2.800%	10/01/50	10	6,264
2.950%	03/01/27	7	6,645
4.750%	03/01/46	10	8,899

			5,255,470

Building Materials — 0.2%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	118	115,917
4.875%	12/15/27	675	637,457
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	16,482
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27(a)	1,470	1,483,224
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,275	1,245,568
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	13,696

			3,512,344

Chemicals — 0.8%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,431,152
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	194,606
8.500%	01/12/31	1,084	1,106,358
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	588,410
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	3,480
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	2,810	2,528,346
5.650%	05/18/33(a)	1,760	1,733,645
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	35	33,131
3.375%	10/01/40	60	43,863
4.200%	10/15/49	5	3,836
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	155	146,573

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	$773,586
5.250%	01/15/45		305	281,296
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		200	172,875
6.750%	05/02/34		871	893,864
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	433,119
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	17,151
3.450%	08/01/25		449	438,895
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27		166	168,184
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,349,148

				13,341,518

Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		20	19,944
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,184,417
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		500	466,151
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	208,577
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	809,695
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	40,895
6.700%	06/01/34		920	1,010,203
7.000%	10/15/37		770	870,633
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	134,987
2.650%	02/15/25		40	39,205
3.200%	08/15/29		30	26,972
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	58,235
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	43,482
3.875%	02/15/31		392	349,960

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
4.875%	01/15/28(a)	1,325	$1,283,206
5.250%	01/15/30(a)	525	508,209
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)	1,690	1,637,457

			8,692,228

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	37,367
1.200%	02/08/28	100	88,439
1.400%	08/05/28	29	25,527
1.650%	02/08/31	55	45,483
2.375%	02/08/41	40	27,651
2.650%	02/08/51	15	9,478
2.800%	02/08/61	100	61,069
2.950%	09/11/49	25	17,075
3.350%	02/09/27	70	67,510
3.850%	08/04/46	15	12,242
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	221,671
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	88,883
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	866	936,547
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	39,733
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	38,700

			1,717,375

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,550	1,398,149
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	75	76,406

			1,474,555

Diversified Financial Services — 0.7%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,317
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,059,818
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,752

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Sub. Notes
2.359%(ff)	07/29/32	45	$35,203
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	17,079
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	32,767
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28	4,170	4,378,852
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,143,161
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	12,513
3.850%	03/26/50	20	15,775
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	68,866
5.500%	08/15/28	805	774,056
6.000%	01/15/27	275	272,091
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	424,087
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	969,535
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	515,365
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29(a)	535	551,500
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	409,125
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	9,327
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	7,965

			11,711,154

Electric — 3.1%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	74,028
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	32,791
2.450%	01/15/31	15	12,350
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25(a)	45	43,842
3.950%	07/15/30	5	4,573

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	308	$231,167
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	34,158
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	43,195
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,313
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	20,158
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	20,935
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	9,302
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,165
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,624
4.250%	10/15/50	20	15,689
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	559,993
5.000%	02/01/31	1,575	1,469,443
5.125%	03/15/28	1,700	1,635,057
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	31,871
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,142
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,236,391
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,428
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,826
4.300%	12/01/56	235	184,937
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,545
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,757,529
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	4,981

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
3.900%	10/01/25	15	$14,688
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,032
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,793
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	8,621
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	38,453
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,298
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	41,474
2.500%	12/01/29	75	66,136
3.850%	11/15/42	25	19,842
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,024
5.400%	04/01/53	3,500	3,309,180
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	25,323
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	41,983
Edison International,
Sr. Unsec’d. Notes
3.550%	11/15/24	85	84,159
4.950%	04/15/25	5	4,963
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,333,437
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,464
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	97,556
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	17,796
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	866,843
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	388,538
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	210,110
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,411	1,418,496

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	$37,330
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	18,355
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,839
3.950%	06/15/25	35	34,442
4.050%	04/15/30	25	23,477
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47	4	3,419
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,771	3,732,306
5.450%	07/15/44	280	262,279
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,176
3.150%	10/01/49	36	24,481
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	84,650
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,197,075
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,800
3.600%	04/01/29	50	46,803
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	626,025
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,538,677
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,348
3.650%	04/15/29	20	18,907
3.650%	08/01/48	20	14,984
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	960,599
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	13,262
2.250%	06/01/30	20	17,047
2.440%	01/15/32	11	9,022
3.000%	01/15/52	58	36,680
5.749%	09/01/25	6,060	6,073,558
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	8,410
2.600%	06/01/51	5	2,982
3.600%	09/15/47	10	7,277

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		100	$85,795
3.875%	02/15/32(a)		500	429,923
5.250%	06/15/29		200	192,146
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		225	245,845
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		285	269,574
2.450%	12/02/27		1,245	1,124,038
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	21,761
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	3,990
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,052
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)		10	9,031
3.450%	07/01/25		13	12,692
3.750%	08/15/42		50	36,059
4.000%	12/01/46		15	10,783
4.450%	04/15/42		5	3,967
4.750%	02/15/44		75	61,301
4.950%	07/01/50		2,645	2,184,445
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,419,191
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	252,629
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	15,515
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	288,542
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,169
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	97,546
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34		4,500	4,459,661
First Mortgage, Series 34
3.200%	03/01/50		5	3,285
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	24,259
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	28,344
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	42,472

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	$16,138
5.350%	05/15/35	40	39,630
First Mortgage, Series WWW
2.950%	08/15/51	5	3,249
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,211
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	3,804
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	19,074
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	29,672
2.850%	08/01/29	40	35,897
3.650%	02/01/50	25	17,773
First Mortgage, Series 20A
2.950%	02/01/51	5	3,094
First Mortgage, Series A
4.200%	03/01/29	20	19,119
First Mortgage, Series G
2.500%	06/01/31	10	8,390
First Mortgage, Series H
3.650%	06/01/51	5	3,514
First Ref. Mortgage
5.500%	03/15/40	10	9,633
First Ref. Mortgage, Series C
4.125%	03/01/48	50	38,825
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	21,511
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	27,479
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	8,987
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	98,131
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,130,779
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	12,636
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,050	1,040,202
8.000%(ff)	10/15/26(oo)	2,075	2,091,314
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	1,600	1,654,222

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	$435,396
5.625%	02/15/27		600	589,945
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		130	129,830
3.700%	01/30/27		2,000	1,911,377

				53,125,699

Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		295	296,180
6.625%	03/15/32		225	227,530
7.250%	06/15/28		550	560,464

				1,084,174

Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	1,004,300
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.250%	08/09/24		30	29,844
Sr. Unsec’d. Notes, Sr. Unsec’d. Notes
2.650%	08/09/31		25	20,564

				1,054,708

Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,800	2,628,740
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	323,114
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		100	97,911
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	381,804
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	188,689
4.250%	10/31/26		605	581,459
5.500%	10/31/46		415	344,061
5.500%	07/31/47		3,480	2,882,963

				7,428,741

Entertainment — 0.4%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		600	549,914
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		580	582,830
7.000%	02/15/30		400	408,732

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		550	$545,295
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		750	697,766
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	772,035
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		1,065	865,494
5.141%	03/15/52		3,490	2,715,859
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)		260	269,584

				7,407,509

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	305,625
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,402
2.500%	08/15/24		30	29,874
3.950%	05/15/28		20	19,225
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	32,667

				396,793

Foods — 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28(a)		375	376,825
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,475	1,368,194
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,000	3,785,607
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,850,632
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	44,433
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,364
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		465	378,637
4.625%	10/01/39		645	571,585

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	440	$373,509
4.125%	04/01/54	415	335,823
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	30	23,968
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	570	571,452
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.625%	09/13/31	1,858	1,485,226
3.000%	10/15/30	10	8,480
5.200%	04/01/29(a)	3,726	3,618,093

			14,800,828

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	40	37,043

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	1,100	1,065,803
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	44,091
2.625%	09/15/29	15	13,385
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	8,155
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	75	71,247
1.700%	02/15/31	120	95,561
3.600%	05/01/30	36	33,040
4.800%	02/15/44	300	260,321
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	17,609
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	34,068
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,050	861,464

			2,504,744

Healthcare-Products — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	45	37,480
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	437,369

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		75	$71,480
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		700	707,810
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	404,209
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	522,496
3.650%	03/07/28		30	28,571
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	468,639
1.875%	10/01/49	EUR	425	305,591

				2,983,645

Healthcare-Services — 1.3%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,600
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		3	2,176
6.750%	12/15/37		1,900	2,029,716
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,346
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,474
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,546
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		10	8,268
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	19,536
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25		35	33,258
2.782%	10/01/30		5	4,333
3.910%	10/01/50		5	3,789
4.187%	10/01/49		30	24,024
5.205%	12/01/31		4,015	3,958,537
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		850	769,160
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	20,166
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		15	14,734

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.650%	01/15/43	385	$339,729
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	940	936,605
7.500%	11/06/33	500	553,872
Gtd. Notes, MTN
7.750%	07/15/36	500	568,215
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	2,060	2,078,546
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,681
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	22,329
3.600%	02/01/25	675	666,104
Mount Sinai Hospital (The),
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	1,561
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	21,077
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,581
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,659
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,430
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,089
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29(a)	50	43,844
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	44,331
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,149
3.361%	08/15/50	4	2,863
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	372,405
4.375%	01/15/30	1,675	1,552,114
4.625%	06/15/28	435	413,782
5.125%	11/01/27	100	97,857
6.750%	05/15/31	975	990,053
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,451
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,967
3.050%	05/15/41	895	661,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
3.250%	05/15/51(a)	5	$3,434
3.500%	08/15/39	25	20,195
3.950%	10/15/42	220	180,399
4.450%	12/15/48	10	8,546
5.200%	04/15/63	5,805	5,388,815
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	21,312

			22,012,138

Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,725	1,716,688
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	43,130

			1,759,818

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	850	731,929

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	3	2,677
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	13,457
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	23,758
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	747,081
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	438,385
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	312,521
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,261
2.375%	12/15/31	15	12,459
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	18,657
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	133,008
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	13,401
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,474,187

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	$6,777
4.270%	05/15/47	910	728,377
6.850%	12/16/39	196	218,360
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,465

			4,158,831

Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	16,334
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	93,013
1.200%	06/03/27	20	18,060
2.100%	05/12/31	30	25,278
2.500%	06/03/50	25	15,291
3.150%	08/22/27	45	42,745
3.875%	08/22/37	50	44,151
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	22,307
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	3	3,008
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	17,679

			297,866

Iron/Steel — 0.0%
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	475	497,420
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,840
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,844
3.250%	01/15/31	20	17,713
3.250%	10/15/50	5	3,288
3.450%	04/15/30	5	4,568

			532,673

Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	675	664,875
6.000%	05/01/29	825	811,594
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	270,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	1,400	$1,382,101
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	375	370,781
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	425	419,687
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	125	129,006
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	544,500
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	800	792,000
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	500	483,750

			5,869,026

Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	38,814
3.500%	08/18/26	30	28,637
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	10/01/25	5	4,895
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	1,375	1,308,907
5.500%	04/15/27	700	691,574
6.500%	04/15/32(a)	560	557,401
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	391,774
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	709,835

			3,731,837

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,428
1.100%	09/14/27	10	8,918
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	8,879

			27,225

Machinery-Diversified — 0.4%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	550	569,244

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	$9,090
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33(a)	1,615	1,652,498
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.100%	04/11/34(a)	3,040	3,030,717
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,275	1,317,102
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	29,415
5.611%	03/11/34	790	793,996

			7,402,062

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	362,909
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,228
4.750%	03/01/30	8	6,929
5.125%	05/01/27	275	263,927
5.375%	06/01/29(a)	800	727,702
5.500%	05/01/26	1,375	1,358,369
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29(a)	40	34,215
2.800%	04/01/31	100	81,771
3.500%	06/01/41	45	30,248
3.500%	03/01/42	50	33,383
3.700%	04/01/51	1,700	1,037,753
4.908%	07/23/25	15	14,872
5.050%	03/30/29(a)	85	81,742
5.375%	05/01/47	20	15,988
5.750%	04/01/48	20	16,765
6.384%	10/23/35	2,487	2,424,390
6.484%	10/23/45	1,140	1,042,713
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	28,094
2.650%	02/01/30	10	8,853
2.937%	11/01/56	26	15,686
3.150%	02/15/28	80	75,158
3.250%	11/01/39	35	26,931
3.900%	03/01/38	25	21,163
3.999%	11/01/49	85	66,249
4.000%	03/01/48	40	31,423
4.150%	10/15/28	50	48,419
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	35,725

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		965	$961,431
3.500%	08/15/27		65	61,451
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,000	624,927
4.125%	12/01/30		200	129,958
5.375%	02/01/28		400	303,818
5.500%	04/15/27		650	527,580
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	365,413
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $401,250; purchased 07/18/19 - 09/21/20)(f)
6.625%	08/15/27(d)		520	10,400
Sec’d. Notes, 144A (original cost $1,322,435; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)		3,180	69,087
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		375	147,620
7.375%	07/01/28		400	169,815
7.750%	07/01/26		475	294,875
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,275	2,234,805
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	4,900
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	8,635
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26		15	14,117
4.000%	07/15/28		15	13,551
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	780,936
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		40	37,892
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	28,050
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		975	934,826
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	942,278
4.250%	01/15/30	GBP	1,300	1,394,842
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	80,515

				18,037,327

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.4%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31	350	$392,143
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	464	459,311
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	122,056
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	700	682,719
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	22,281
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	450	435,487
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	20	18,866
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	325	325,762
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	24,239
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	4,264
2.800%	10/01/29	3,030	2,717,785
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34	1,200	1,197,852
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	750	704,636
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	49,215
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	43,456

			7,200,072

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,074
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	98,461
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	48,282

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	$51,301
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	53,521

			263,639

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	240	239,172
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,554,523

			1,793,695

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	18,710
3.276%	12/01/28	25	22,767
4.250%	04/01/28(a)	3,390	3,234,329
5.500%	12/01/24(a)	14	13,968

			3,289,774

Oil & Gas — 2.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	705	598,854
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,031,636
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	350,562
9.000%	11/01/27	179	222,069
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	450	460,712
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,312
2.772%	11/10/50	145	89,247
2.939%	06/04/51	1,845	1,172,631
3.000%	02/24/50	60	39,073
3.060%	06/17/41	7	5,099
3.379%	02/08/61	5	3,303
4.234%	11/06/28	50	48,476
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	8,760
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	238,910
5.250%	06/15/37	12	11,437
5.400%	06/15/47	613	561,898

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	$19,248
3.078%	05/11/50	10	6,830
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	8,890
3.850%	01/15/28	10	9,705
3.900%	11/15/24	50	49,699
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	9,099
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	800,021
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	250	262,304
8.625%	11/01/30	125	134,167
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,281
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	375	382,257
9.250%	02/15/28	215	227,112
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	09/15/24	2	1,996
5.250%	10/15/27	15	14,940
5.600%	07/15/41	870	809,552
5.850%	12/15/25	30	30,072
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	20,858
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	21,993
3.250%	12/01/26	20	19,106
5.400%	04/18/34	3,030	2,999,254
5.750%	04/18/54	960	930,161
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	497	477,861
8.625%	01/19/29	2,520	2,652,552
8.875%	01/13/33	495	511,087
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,300	1,312,660
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	547	515,206
5.375%	03/30/28	910	806,203
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	14,640

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	$9,490
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	14,745
3.452%	04/15/51		25	18,051
3.482%	03/19/30		10	9,323
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		25	20,825
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	43,868
5.600%	02/15/41		15	14,966
7.300%	08/15/31		5	5,574
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		983	1,047,403
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	193,687
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	49,826
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		56	56,630
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	689,813
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,073,285
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	560	704,279
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	500	517,068
4.750%	02/26/29	EUR	100	93,307
5.950%	01/28/31		20	16,075
6.490%	01/23/27		1,550	1,486,295
6.500%	03/13/27		1,053	1,002,877
6.500%	01/23/29		600	541,500
6.700%	02/16/32		16	13,387
6.840%	01/23/30		800	703,520
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,500	1,424,698
4.875%	02/21/28	EUR	1,587	1,548,227
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	20,599
2.150%	12/15/30		53	44,309
Phillips 66 Co.,
Gtd. Notes
2.450%	12/15/24		50	49,225
4.680%	02/15/45		1,900	1,616,215

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	25	$23,460
1.900%	08/15/30	795	665,936
2.150%	01/15/31	5	4,199
Shell International Finance BV,
Gtd. Notes
3.250%	04/06/50	10	6,933
4.000%	05/10/46	20	16,041
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	525	482,198
5.375%	02/01/29	700	678,777
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,713
TotalEnergies Capital SA (France),
Gtd. Notes
5.638%	04/05/64	1,425	1,426,404
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	111	110,606
8.250%	05/15/29	295	295,634
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)	845	769,699

			38,419,400

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	496,903
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,366
3.800%	11/15/25	8	7,832

			510,101

Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	47,156
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	875	879,688
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	84,579
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	9,817
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	575	573,581
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	27,743

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	1,450	$1,353,461
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	100	100,277
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	24,643

			3,100,945

Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	285,867
3.200%	11/21/29	49	44,974
3.800%	03/15/25	1,040	1,026,440
4.050%	11/21/39	4,980	4,321,533
4.250%	11/14/28(a)	50	48,800
4.300%	05/14/36	10	9,193
4.550%	03/15/35	2,040	1,934,850
4.875%	11/14/48	35	32,144
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	6,741
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	41,637
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	120	83,621
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	222,525
5.000%	02/15/29	250	121,562
5.250%	01/30/30	325	151,125
5.250%	02/15/31	225	104,625
6.250%	02/15/29	1,150	580,750
7.000%	01/15/28	225	121,219
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	168,381
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	16,390
3.794%	05/20/50	27	20,403
4.685%	12/15/44	9	7,921
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	6,620
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	20	19,639
3.875%	10/15/47	20	15,068
4.375%	10/15/28	1,390	1,349,660
4.500%	02/25/26	2,407	2,372,805
Sr. Unsec’d. Notes
2.400%	03/15/30	122	105,571

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
3.200%	03/15/40	1,745	$1,290,828
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	48,762
2.125%	09/15/31	40	32,091
2.625%	08/15/24	100	99,559
2.700%	08/21/40	480	318,752
3.000%	08/15/26	12	11,431
3.625%	04/01/27	50	47,962
3.750%	04/01/30	110	101,227
5.000%	01/30/29	98	96,996
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	6,674
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	20,680
2.350%	06/24/40	10	6,826
2.750%	12/10/51	15	9,379
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	722,414
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	6,483
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	718,292
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,088
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,785	3,628,683
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	376,244
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	29,101
5.250%	06/15/46	185	152,310
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,650
4.000%	06/22/50	1,292	870,656
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	28,628

			21,866,780

Pipelines — 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
6.625%	02/01/32	590	595,204
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,579,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.450%	07/15/27	60	$58,392
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	4,660	4,761,277
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	15,391
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	24,962
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	9,743
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	885,517
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,350,280
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,878
3.750%	05/15/30	60	55,188
4.050%	03/15/25	50	49,440
4.200%	04/15/27	120	116,394
4.950%	06/15/28	20	19,737
5.000%	05/15/50	293	249,038
5.150%	03/15/45	55	48,341
5.300%	04/15/47	120	106,248
5.400%	10/01/47	60	53,673
5.500%	06/01/27	50	50,157
6.100%	02/15/42	5	4,918
6.125%	12/15/45	90	88,201
6.250%	04/15/49	3,633	3,619,256
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	19,617
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	30	27,470
3.700%	01/31/51	145	107,207
3.950%	01/31/60	800	590,595
4.250%	02/15/48	45	36,795
4.800%	02/01/49	30	26,555
4.850%	03/15/44	25	22,548
4.900%	05/15/46	2,115	1,906,168
Gtd. Notes, Series D
6.875%	03/01/33	10	11,108
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	550	556,073
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	320	313,920
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	24,319
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,196
5.400%	09/01/44	13	11,900
7.300%	08/15/33	10	11,095

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	$27,655
3.250%	08/01/50	782	499,663
3.600%	02/15/51(a)	1,178	803,593
4.300%	06/01/25	30	29,614
5.300%	12/01/34	23	22,299
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	79,913
2.650%	08/15/30	65	56,028
4.000%	02/15/25	55	54,386
4.125%	03/01/27	30	29,142
4.875%	06/01/25	10	9,913
5.200%	03/01/47(a)	115	102,965
5.500%	02/15/49	40	36,952
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	249,247
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,312
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	40,364
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,342,088
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	48,028
3.100%	03/15/30	75	67,068
4.200%	03/15/45	1,000	755,871
4.350%	03/15/29	100	96,324
4.500%	03/15/50	2,685	2,123,870
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	18,268
4.650%	10/15/25	10	9,863
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	73,260
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32(a)	10	11,357
Targa Resources Corp.,
Gtd. Notes
6.500%	03/30/34(a)	5,814	6,154,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	14,907
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,405
7.000%	10/15/28	10	10,589
Gtd. Notes, 144A
2.900%	03/01/30	10	8,734

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	3,540	$3,340,652
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	72,091
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	104,787
4.125%	08/15/31	80	71,812
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	5	4,351
5.450%	04/01/44	575	514,794
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	25,367
3.750%	06/15/27	25	24,003
4.000%	09/15/25	60	58,869
4.900%	01/15/45	1,200	1,049,322
5.150%	03/15/34	55	53,666
8.750%	03/15/32	10	11,942

			35,536,576

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	3,763
2.000%	05/18/32(a)	5	3,916
3.800%	04/15/26	25	24,306
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	23,762
1.600%	04/15/26	50	46,677
2.700%	04/15/31	90	76,038
3.600%	01/15/28	17	16,044
4.000%	06/01/25	75	73,823
4.400%	02/15/26	25	24,560
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	33,624
4.050%	07/01/30	1,145	1,062,422
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	23,920
2.250%	01/15/31	75	61,664
2.500%	07/15/31	35	28,891
3.300%	07/01/30	30	26,744
4.000%	03/01/27	10	9,664
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	88	87,851
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	19,824

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	$17,566
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	69,673
4.000%	01/15/30	50	45,717
4.000%	01/15/31	10	8,968
5.250%	06/01/25	50	49,580
5.750%	06/01/28	50	50,121
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	13,594
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	39,346
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	16,032
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	925	601,581
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28(a)	10	8,812
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	10	7,980
1.750%	02/01/31	25	20,291
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	11,284
2.100%	03/15/28	15	13,439
2.200%	06/15/28	5	4,471
2.700%	02/15/32	2,190	1,820,855
2.850%	12/15/32	530	437,026
3.950%	08/15/27	91	87,717
4.875%	06/01/26	50	49,534
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32(a)	750	749,902
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	1,150	1,026,199
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	44,547
3.250%	11/30/26	20	19,111
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,650	2,188,716
4.200%	04/15/32	4,361	3,911,090
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	5	4,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	25	$24,668
4.625%	06/15/25	405	400,217
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	13,102
2.700%	02/15/27	25	23,554
2.800%	06/01/31	35	29,875
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,494,195

			14,950,670

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,500	1,314,135
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	14,967
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	25	20,102
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	950	997,648
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	5	3,555
3.900%	12/06/28	10	9,660
4.750%	06/25/29	3,295	3,276,188
4.875%	02/15/44	10	9,261
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	65	56,712
1.700%	09/15/28	20	17,477
1.700%	10/15/30	10	8,163
3.650%	04/05/29	30	28,232
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	28,805
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,155	1,738,266
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	50	49,706
4.700%	04/15/27	2	1,973
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	350	345,753
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	44,558

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	$1,794
2.500%	09/22/41	15	10,383

			7,977,338

Semiconductors — 0.2%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	4,910
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	77,339
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,502
Gtd. Notes, 144A
2.450%	02/15/31	30	25,261
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,406,663
3.187%	11/15/36	110	87,001
3.419%	04/15/33	1,442	1,242,798
3.469%	04/15/34	50	42,612
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	6,057
3.900%	03/25/30	20	18,793
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	21,094
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	26,737
3.500%	04/01/40	10	8,275
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	54,365
2.650%	02/15/32	35	29,099
3.400%	05/01/30	40	36,152
4.300%	06/18/29	110	105,669
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,112
2.900%	11/03/27	10	9,394

			4,213,833

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	2,000	1,760,494
4.200%	05/01/30	20	18,823

			1,779,317

Software — 0.4%
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	24,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	850	$851,330
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	53,082
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	7,182
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	19,380
2.750%	07/01/24	50	50,000
3.500%	07/01/29	40	36,991
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,512
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	74,992
2.650%	07/15/26	50	47,383
2.950%	04/01/30	100	88,892
3.600%	04/01/50	3,500	2,444,012
3.850%	04/01/60	5	3,438
3.950%	03/25/51	5	3,696
4.000%	11/15/47	25	18,931
5.550%	02/06/53	735	695,100
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,788
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26	1,860	1,847,721

			6,285,307

Telecommunications — 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	187,740
2.250%	02/01/32	45	36,520
2.300%	06/01/27(a)	75	69,387
2.550%	12/01/33	347	275,818
2.750%	06/01/31	110	94,209
3.500%	09/15/53	1,606	1,090,039
3.550%	09/15/55	972	654,929
3.650%	09/15/59	180	120,810
3.800%	12/01/57	13	9,077
4.250%	03/01/27	10	9,770
4.500%	05/15/35	900	828,694
4.500%	03/09/48	10	8,246
5.400%	02/15/34	4,870	4,870,158
6.950%	01/15/28	10	10,424
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	11,654

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $14,227; purchased 11/14/23)(f)
0.000%	12/31/30^		13	$15,034
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $15; purchased 11/14/23)(f)
0.000%	12/31/30^		150	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $1,792; purchased 11/14/23)(f)
0.000%	12/31/30^		1	353
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $9; purchased 11/14/23)(f)
0.000%	12/31/30^		89	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,140,212; purchased 01/30/24 - 05/15/24)(f)
10.500%	05/25/27		1,228	1,215,703
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $413,647; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28		631	502,420
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		175	95,623
4.875%	06/15/29		100	57,852
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,225	1,222,231
10.500%	05/15/30		288	286,619
10.750%	12/15/30		469	467,875
11.000%	11/15/29		990	1,014,620
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29	EUR	2,000	2,161,655
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	91,634
5.400%	04/15/34		3,740	3,706,064
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)		1,817	1,828,024
7.625%	03/01/26		785	806,580
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		45	42,772
2.550%	02/15/31		10	8,489
2.625%	02/15/29		10	8,966
3.300%	02/15/51		5	3,377
3.750%	04/15/27		125	120,159
3.875%	04/15/30		137	128,077
4.375%	04/15/40		435	376,941
4.500%	04/15/50		1,985	1,657,533
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	61,170
1.680%	10/30/30		577	468,947
1.750%	01/20/31		55	44,512

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
2.100%	03/22/28		230	$206,880
2.355%	03/15/32		5,160	4,217,157
2.550%	03/21/31(a)		54	45,870
2.850%	09/03/41		10	7,006
2.875%	11/20/50		45	28,303
3.150%	03/22/30		140	126,196
3.400%	03/22/41		1,185	905,759
3.550%	03/22/51		60	43,182
4.329%	09/21/28(a)		115	111,809
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	470	511,748

				30,874,615

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51		5	3,312
4.900%	04/01/44		10	9,221
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		25	17,963
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	9,547
3.800%	03/01/28		16	15,391
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,950	1,821,127
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		480	424,411
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		86	84,653
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	13,375
3.800%	08/01/28		54	51,694
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	6,877
3.950%	08/15/59		35	26,304
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		850	870,396

				3,354,271

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25		20	18,842
1.700%	06/15/26		30	27,850
2.700%	11/01/24		20	19,783
4.000%	07/15/25		25	24,557

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (cont’d.)
5.550%	05/01/28	4,000	$4,026,718

			4,117,750

TOTAL CORPORATE BONDS (cost $625,261,734)			587,414,645

FLOATING RATE AND OTHER LOANS — 1.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.176%(c)	11/17/28	476	454,796

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.844%(c)	08/11/28	189	190,026

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan
8.579%	03/01/29	1,326	1,324,717

Insurance — 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	07/31/27	339	332,699
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.694%(c)	08/21/28	455	450,911

			783,610

Media — 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.829%(c)	01/18/28	339	325,598
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	336	466,801
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26	65	60,125
Second Lien Term Loan
8.175%	08/24/26	1,959	37,217

			889,741

Metal Fabricate/Hardware — 0.2%
Doncasters US Finance LLC,
Initial Term Loan, 3 Month SOFR + 6.500%
11.835%(c)	04/23/30	2,683	2,663,150
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%
11.444%(c)	03/31/28	187	182,905
Delayed Draw Term Commitment, 1 Month SOFR + 6.000%
11.444%(c)	03/31/28	36	35,476
Term Loan, 1 Month SOFR + 5.850%
11.194%(c)	03/31/28	1,289	1,263,267

			4,144,798

Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%
7.708%(c)	04/23/26	482	471,427

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Retail — 0.5%
CD&R Dock Bidco Ltd. (United Kingdom),
Term Facility B2, SONIA + 5.500%
10.703%(c)	04/25/31	GBP	225	$284,067
CD&R Firefly Bidco Ltd. (United Kingdom),
Term Loan
—%(p)	06/21/28		1,100	1,387,323
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.722%(c)	04/30/27	EUR	3,500	3,462,515
Peer Holding III BV (Netherlands),
Term Loan B-6
—%(p)	06/30/31		3,425	3,660,363

				8,794,268

Telecommunications — 0.1%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27		1,396	1,350,936
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29		90	87,766
Term B-2, 1 Month SOFR + 6.560%
11.904%(c)	04/15/30		90	87,705
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.808%	04/15/29		25	17,179
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30		26	17,181
Term Loan
—%(p)	06/01/28^		19	15,438

				1,576,205

TOTAL FLOATING RATE AND OTHER LOANS (cost $19,635,927)				18,629,588

MUNICIPAL BONDS — 0.8%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	28,177

California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,315,235
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,771,465
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		725	857,590

				3,944,290

Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26		5	4,681

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Colorado (cont’d.)
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	$805,030

			809,711

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,483,062
State of Illinois,
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	34,782

			1,517,844

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	15,182

New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,339,524
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,400,632

			3,740,156

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,375
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	26,281

			42,656

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	667,724

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	639,440

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	811,252

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	350	347,654

Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	14,639

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	$367,808

			382,447

TOTAL MUNICIPAL BONDS (cost $11,895,122)			12,946,533

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.4%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
9.336%(c)	07/01/26^	968	968,989
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.735%(c)	09/25/31	195	195,298
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.485%(c)	01/26/32	490	493,510
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.035%(c)	01/26/32	1,240	1,271,244
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	496	431,426
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.425%(cc)	09/25/47	231	201,251
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.585%(c)	03/25/42	260	282,005
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)
8.435%(c)	06/25/43	1,400	1,479,385
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.035%(c)	07/25/43	500	522,428
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	10/25/43	90	92,759
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
4.713%(cc)	08/25/60	272	270,392
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,170	1,092,230
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.035%(c)	10/25/33	254	254,738
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.785%(c)	04/25/34	910	930,690
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,510	1,391,833

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-34, Class EB
4.000%	04/25/42	1,575	$1,435,760
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.450%(c)	08/25/50	442	507,656
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.135%(c)	10/25/50	670	766,659
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.700%(c)	09/25/50	258	289,029
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.335%(c)	11/25/50	900	1,012,933
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.735%(c)	08/25/33	1,435	1,603,491
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.385%(c)	01/25/34	490	523,750
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.985%(c)	01/25/34	208	209,247
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.135%(c)	11/25/41	100	101,028
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	08/25/33	360	394,501
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.685%(c)	09/25/41	100	102,905
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	09/25/41	1,020	1,028,816
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.685%(c)	12/25/41	900	911,084
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.185%(c)	01/25/42	100	101,122
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	01/25/42	40	40,755
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.735%(c)	02/25/42	1,100	1,127,470
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.235%(c)	04/25/42	100	103,930
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	643	568,066
Series 4768, Class GA
3.500%	09/15/45	383	367,348

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4939, Class KT
3.000%	07/15/48		391	$339,099
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		2,126	2,061,098
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.100%(c)	05/25/29		179	179,400
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.135%(c)	01/25/34		752	759,282
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.210%(c)	01/25/48		290	282,259
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.235%(c)	04/25/34		900	917,371
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.210%(c)	05/30/25		481	481,558
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.835%(c)	05/25/33		3,879	3,888,647
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.685%(c)	03/29/27		2,829	2,826,548
PMT Issuer Trust — FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
8.095%(c)	12/25/27		3,500	3,500,000
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%	05/25/54		742	701,128
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.185%(c)	11/25/31		6	6,303
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.035%(c)	11/25/31		900	920,238
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.035%(c)	07/25/33		750	759,945
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,965	1,983,484
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.598%(c)	06/24/71	EUR	344	366,908
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.282%(cc)	02/25/34		115	108,650

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-18, Class 3A1
5.730%(cc)	12/25/34		928	$834,975

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $41,816,615)				41,990,621

SOVEREIGN BONDS — 1.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	479,334
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		642	632,771
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	244,375
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180	1,139,438
6.000%	07/19/28		575	569,825
6.875%	01/29/26		300	303,375
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	348,253
1.450%	09/18/26	EUR	375	380,522
3.375%	07/30/25	EUR	3,125	3,323,710
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,336,596
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	530	516,519
5.875%	10/17/31	EUR	1,106	1,067,134
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	595,918
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,565
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	178,016
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,817	4,735,025
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	278	251,484
5.000%	09/27/26	EUR	1,200	1,310,701
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	398	360,038
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,291	2,086,281
1.650%	03/03/33	EUR	582	466,496
3.125%	05/15/27	EUR	2,640	2,708,914
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	281,340
3.125%	05/15/27	EUR	961	986,086

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
6.000%	06/12/34		1,333	$1,311,339
6.250%	05/26/28		440	445,225
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/24(d)		920	291,180
8.994%	02/01/26(d)		200	64,800
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	1,090	298,838
7.750%	09/01/24(d)		930	294,345
8.994%	02/01/26(d)		200	64,800
9.750%	11/01/30(d)		400	126,600

TOTAL SOVEREIGN BONDS (cost $31,973,722)			27,207,843

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.9%
Federal Home Loan Mortgage Corp.
2.000%	11/01/50		2,898	2,280,180
2.000%	05/01/51		6,897	5,431,773
2.500%	12/01/50		1,142	952,476
2.500%	03/01/51		2,813	2,317,079
2.500%	04/01/51		2,346	1,930,288
2.500%	05/01/51		5,782	4,722,715
2.500%	07/01/51		3,348	2,749,187
2.500%	08/01/51		3,613	2,963,935
2.500%	08/01/51		11,797	9,804,938
2.500%	11/01/51		1,156	963,273
2.500%	01/01/52		2,167	1,801,146
2.500%	01/01/52		2,986	2,480,574
2.500%	04/01/52		510	423,122
3.000%	07/01/51		2,352	2,010,349
3.000%	01/01/52		4,662	4,025,597
3.000%	02/01/52		6,640	5,656,424
3.000%	03/01/52		1,122	971,320
3.000%	04/01/52(k)		6,411	5,460,022
3.000%	06/01/52		543	467,855
3.000%	06/01/52		986	852,913
3.500%	02/01/47		538	489,227
3.500%	01/01/52		2,237	1,987,717
3.500%	03/01/52		2,787	2,482,265
3.500%	05/01/52		3,856	3,415,273
4.500%	06/01/52		4,307	4,066,303
5.500%	10/01/33		272	274,466
5.500%	06/01/34		2	2,181
5.500%	12/01/37		1,035	1,037,637
5.500%	11/01/52		3,623	3,586,229
5.500%	12/01/52		848	838,770
6.000%	11/01/33		23	23,645
6.000%	05/01/34		34	34,431
6.000%	06/01/34		60	60,448
6.000%	01/01/53		984	989,851
6.000%	03/01/53		984	987,736
6.000%	03/01/53		986	998,484
6.000%	04/01/53		990	995,109
6.250%	07/15/32(k)		170	190,379
6.500%	07/01/32		4	3,814
6.500%	08/01/32		15	15,297
6.500%	08/01/32		15	15,471
6.500%	08/01/32		19	19,302

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	09/01/32	20	$20,449
6.500%	09/01/32	58	59,073
6.750%	03/15/31(k)	545	616,182
Federal National Mortgage Assoc.
1.500%	02/01/51	16,688	12,479,203
1.500%	05/01/51	545	409,012
2.000%	TBA	18,000	14,088,516
2.000%	03/01/51	6,638	5,214,138
2.000%	04/01/51	6,467	5,083,675
2.000%	10/01/51	8,599	6,751,745
2.500%	TBA	11,500	9,399,004
2.500%	06/01/50	2,341	1,932,142
2.500%	10/01/50	7,981	6,574,098
2.500%	01/01/51	2,525	2,078,679
2.500%	02/01/51	2,046	1,679,958
2.500%	03/01/51	3,766	3,101,006
2.500%	05/01/51	1,299	1,067,692
2.500%	07/01/51	3,325	2,730,928
2.500%	09/01/51	3,611	2,964,075
2.500%	10/01/51	4,090	3,355,488
2.500%	02/01/52	1,398	1,163,571
2.500%	03/01/52	622	515,874
2.500%	04/01/52	2,000	1,637,309
3.000%	TBA	500	425,664
3.000%	04/01/48	6,094	5,371,732
3.000%	07/01/51	517	442,376
3.000%	11/01/51	1,441	1,232,360
3.000%	11/01/51	1,677	1,436,824
3.000%	11/01/51	12,896	11,021,486
3.000%	12/01/51	2,174	1,859,398
3.000%	12/01/51	2,778	2,407,576
3.000%	01/01/52	1,236	1,057,276
3.000%	02/01/52	499	424,717
3.000%	03/01/52	1,865	1,588,958
3.000%	04/01/52	10,590	9,020,297
3.000%	06/01/52	2,515	2,142,442
3.500%	02/01/52	5,769	5,144,694
3.500%	03/01/52	653	579,701
3.500%	05/01/52	5,584	4,945,995
4.000%	04/01/52	612	560,311
4.000%	06/01/52	12,086	11,067,583
4.500%	08/01/40	752	730,256
4.500%	06/01/52	5,714	5,394,293
5.000%	03/01/53	8,189	7,970,595
5.000%	05/01/53	823	801,846
5.500%	02/01/33	4	4,405
5.500%	02/01/33	6	6,291
5.500%	03/01/33	8	7,952
5.500%	03/01/33	14	14,269
5.500%	03/01/33	18	18,294
5.500%	04/01/33	2	2,316
5.500%	04/01/33	10	10,028
5.500%	04/01/33	11	11,316
5.500%	04/01/33	14	13,957
5.500%	07/01/33	11	11,269
5.500%	07/01/33	12	12,475
5.500%	08/01/33	12	11,772
5.500%	02/01/34	11	11,465

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/34	11	$11,250
5.500%	06/01/34	15	14,872
5.500%	11/01/52	12,131	12,000,543
6.000%	TBA	20,500	20,556,856
6.000%	10/01/33	1	1,354
6.000%	10/01/33	140	143,454
6.000%	03/01/34	19	18,887
6.000%	02/01/35	71	73,276
6.000%	11/01/36	19	19,671
6.000%	11/01/52	956	962,467
6.000%	12/01/52	3,058	3,077,757
6.000%	04/01/53	492	494,430
6.500%	08/01/32	48	49,107
6.500%	09/01/32	30	30,181
6.500%	09/01/32	65	65,930
6.500%	10/01/32	33	33,166
6.500%	04/01/33	57	58,775
6.500%	11/01/33	2	2,445
6.625%	11/15/30(k)	830	926,963
7.000%	05/01/32	18	18,997
7.000%	06/01/32	3	3,332
7.000%	03/01/53	335	344,112
7.125%	01/15/30(k)	785	886,596
Government National Mortgage Assoc.
2.000%	12/20/50	4,403	3,567,760
2.000%	02/20/51	1,038	840,690
2.500%	03/20/51	1,026	864,030
2.500%	04/20/51	1,019	856,133
3.500%	TBA	1,000	898,359
3.500%	01/20/48	94	85,056
3.500%	12/20/51	6,892	6,200,465
3.500%	05/20/52	440	395,303
4.000%	02/20/49	188	176,394
4.500%	08/20/52	469	446,953
4.500%	09/20/52	1,898	1,806,601
5.000%	07/20/52	3,312	3,229,051
5.000%	09/20/52	1,331	1,297,432
5.500%	01/15/33	23	23,828
5.500%	02/15/33	14	13,873
5.500%	05/15/33	107	109,312
5.500%	06/15/33	87	90,547
5.500%	09/15/33	19	18,823
5.500%	07/15/35	25	25,294
5.500%	09/20/52	1,513	1,503,066
5.500%	11/20/52	1,343	1,333,552
6.000%	TBA	2,000	2,008,306
6.000%	12/15/32	48	50,171
6.000%	11/15/33	22	22,516
6.000%	01/15/34	5	5,211
6.000%	06/20/34	136	140,795
6.000%	11/15/34	152	156,581
6.500%	TBA	1,000	1,014,249
6.500%	09/15/32	26	26,808
6.500%	09/15/32	68	68,957
6.500%	09/15/32	97	98,486
6.500%	11/15/33	50	51,679

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $310,616,947)			306,683,909

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds
1.750%	08/15/41	14,386	$9,501,503
1.875%	02/15/41	138	94,080
2.250%	05/15/41(h)(k)	64,235	46,470,008
3.000%	02/15/49(h)	39,430	29,874,386
3.375%	08/15/42	3,710	3,133,791
3.875%	05/15/43	900	812,109
4.250%	02/15/54	2,985	2,843,212
4.750%	11/15/53	8,000	8,272,500
U.S. Treasury Notes
2.750%	08/15/32	20,000	17,796,875
3.875%	12/31/29	7,000	6,834,844
4.375%	05/15/34	2,040	2,040,637
4.625%	09/30/30	16,205	16,436,681
U.S. Treasury Strips Coupon
2.335%(s)	08/15/44	2,500	946,484
2.364%(s)	05/15/45	3,420	1,251,373
2.377%(s)	08/15/45	1,250	452,393
2.423%(s)	05/15/44	7,225	2,768,078
3.143%(s)	08/15/41	1,350	595,424
3.176%(s)	08/15/40	120	55,927
3.986%(s)	11/15/41	2,215	962,227
4.146%(s)	05/15/43	11,475	4,611,067
4.652%(s)	05/15/49	620	191,498
4.659%(s)	05/15/39(h)	10,980	5,482,280
4.759%(s)	11/15/40	3,905	1,791,419
4.838%(s)	02/15/42	11,545	4,949,468
4.920%(s)	08/15/48	830	264,011
5.158%(s)	02/15/41	130	59,013

TOTAL U.S. TREASURY OBLIGATIONS (cost $192,198,850)			168,491,288

		Shares

COMMON STOCKS — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*^		14,880	520,800

Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)		5,622	1,157,976

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.(a)		12,213	1,003,786

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $78,452;purchased 01/29/24 - 01/30/24)*^(f)		65,188	162,318

TOTAL COMMON STOCKS (cost $748,057)			2,844,880

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 11.961%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40		45,000	1,317,150

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)		25,000	601,000

	Shares	Value

PREFERRED STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	402	$402,000

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $91,220;purchased 01/26/24 - 01/29/24)*^(f)	11,861	124,482

TOTAL PREFERRED STOCKS (cost $2,247,240)		2,444,632

TOTAL LONG-TERM INVESTMENTS (cost $1,823,660,607)		1,738,439,705

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	24,418,752	24,418,752
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $45,152,555; includes $44,926,463 of cash collateral for securities on loan)(b)(wb)	45,195,987	45,168,870

TOTAL SHORT-TERM INVESTMENTS (cost $69,571,307)		69,587,622

TOTAL INVESTMENTS—105.4% (cost $1,893,231,914)		1,808,027,327

Liabilities in excess of other assets(z) — (5.4)%		(92,390,325)

NET ASSETS — 100.0%		$1,715,637,002

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,389,146 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,935,264; cash collateral of $44,926,463 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,463,259. The aggregate value of $2,099,797 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at June 30, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $266,049)	269	$266,983	$934	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $44,008)	45	43,659	—	(349)

		$310,642	$934	$(349)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.000%	TBA	08/13/24	$(4,500)	$(4,348,476)
Government National Mortgage Assoc.	4.500%	TBA	08/20/24	(1,000)	(951,206)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $5,338,223)					$(5,299,682)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
211	3 Month CME SOFR	Sep. 2024	$49,929,194	$(42,166)
1,213	2 Year U.S. Treasury Notes	Sep. 2024	247,717,344	414,575
796	5 Year U.S. Treasury Notes	Sep. 2024	84,836,191	411,810
430	10 Year U.S. Treasury Notes	Sep. 2024	47,293,283	479,076
400	10 Year U.S. Ultra Treasury Notes	Sep. 2024	45,412,500	351,417
124	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	15,542,625	147,002

				1,761,714

Short Positions:
64	5 Year Euro-Bobl	Sep. 2024	7,980,891	(86,078)
83	10 Year Euro-Bund	Sep. 2024	11,699,550	(136,957)
103	20 Year U.S. Treasury Bonds	Sep. 2024	12,186,188	(9,485)
19	Euro Schatz Index	Sep. 2024	2,150,789	(10,189)

				(242,709)

				$1,519,005

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	TD	GBP	10,447	$13,260,584	$13,206,190	$—	$(54,394)
Euro,
Expiring 07/02/24	JPM	EUR	971	1,054,814	1,039,914	—	(14,900)
Expiring 07/02/24	SSB	EUR	109,832	117,935,375	117,646,685	—	(288,690)

				$132,250,773	$131,892,789	—	(357,984)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	BNP	GBP	10,223	$13,010,863	$12,923,183	$87,680	$—
Expiring 07/02/24	BOA	GBP	224	285,165	283,007	2,158	—
Expiring 08/02/24	TD	GBP	10,447	13,262,777	13,208,866	53,911	—
Euro,
Expiring 07/02/24	DB	EUR	175	189,754	187,939	1,815	—
Expiring 07/02/24	HSBC	EUR	110,125	119,593,037	117,959,727	1,633,310	—
Expiring 07/02/24	SCB	EUR	173	188,803	185,394	3,409	—
Expiring 07/02/24	SSB	EUR	330	358,497	353,539	4,958	—
Expiring 08/02/24	SSB	EUR	109,832	118,109,240	117,825,923	283,317	—

				$264,998,136	$262,927,578	2,070,558	—

						$2,070,558	$(357,984)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/24	0.500%(M)	9,505	*	$5,798	$(68)	$5,866	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR 1,755	$(54,818)	$(45,899)	$(8,919)	BARC
United Mexican States	12/20/24	1.000%(Q)	160	(643)	106	(749)	CITI
United Mexican States	12/20/24	1.000%(Q)	130	(522)	103	(625)	CITI

				$(55,983)	$(45,690)	$(10,293)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000	%(Q)	160	1.599%	$(406)	$1,017	$(1,423)	CITI

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	1.599%	$(329)	$(1,169)	$840	CITI

					$(735)	$(2,592)	$1,857

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	31,200	3.448%	$1,949,076	$1,995,494	$46,418

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(184,608)	$341,553	$526,161
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	150,731	339,054	188,323
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	(145,549)	399,796	545,345

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	$(9,088)	$64,122	$73,210
	134,680	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(107,224)	(107,224)
	13,780	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(47,989)	(47,989)
	17,596	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(32,299)	(32,299)
	35,145	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(71,856)	(71,856)
	140,270	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(58,045)	(58,045)
	42,315	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	305,352	305,352
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	10,790	10,790
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	1,772	16,971	15,199
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	1,278,108	1,185,781	(92,327)

					$1,091,366	$2,346,006	$1,254,640

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(19,684)	$520,537	$—	$520,537
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/18/24	8,530	(287,000)	—	(287,000)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/23/24	14,300	(645,330)	—	(645,330)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/24/24	15,820	(513,843)	—	(513,843)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/29/24	12,265	(365,562)	—	(365,562)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	08/01/24	17,905	(860,840)	—	(860,840)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	12/04/24	15,220	104,390	—	104,390

					$(2,047,648)	$—	$(2,047,648)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of June 30, 2024, termination date 09/20/2024:

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$30,555,023	7.23%
Wells Fargo & Co.	34,230,900	25,276,972	5.98%
Morgan Stanley	27,871,800	21,055,844	4.98%
Goldman Sachs Group, Inc.	28,954,200	20,700,108	4.90%
Citigroup, Inc.	26,654,100	18,692,262	4.42%
AT&T, Inc.	24,354,000	16,773,652	3.97%
Verizon Communications, Inc.	20,024,400	14,601,138	3.45%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,085,975	3.33%
Comcast Corp.	19,889,100	12,509,068	2.96%
Oracle Corp.	15,559,500	11,660,449	2.76%
Apple, Inc.	16,236,000	10,477,111	2.48%
Abbvie, Inc.	10,282,800	8,602,415	2.03%
Microsoft Corp.	10,553,400	7,254,937	1.72%
CVS Health Corp.	9,200,400	7,088,839	1.68%
Amazon.com, Inc.	10,147,500	7,012,964	1.66%
UnitedHealth Group, Inc.	8,523,900	5,886,726	1.39%
Visa, Inc.	9,335,700	5,318,700	1.26%
Broadcom, Inc.	6,629,700	5,016,403	1.19%
The Walt Disney Co.	6,494,400	4,949,260	1.17%
T-Mobile USA, Inc.	7,035,600	4,850,694	1.15%
Shell International Finance BV	6,900,300	4,846,879	1.15%
Intel Corp.	7,441,500	4,805,700	1.14%
Telefonica Emisiones, S.A.U.	5,412,000	4,660,390	1.10%
Home Depot, Inc.	7,982,700	4,636,749	1.10%
ExxonMobil Corp.	6,223,800	4,537,436	1.07%
Amgen, Inc.	6,765,000	4,510,384	1.07%
General Motors Co.	4,870,800	4,426,156	1.05%
Pfizer, Inc.	6,494,400	4,185,095	0.99%
B.A.T. Capital Corp.	5,547,300	3,961,903	0.94%
Pacific Gas & Electric Co.	4,600,200	3,911,158	0.93%
Bristol-Myers Squibb Co.	6,494,400	3,822,222	0.90%
Cigna Corp.	5,547,300	3,817,897	0.90%
Altria Group, Inc.	5,412,000	3,725,302	0.88%
Enterprise Products Operating LLC	5,412,000	3,719,448	0.88%
Intercontinental Exchange, Inc.	5,547,300	3,607,329	0.85%
Raytheon Technologies Corp.	5,682,600	3,509,357	0.83%
PepsiCo, Inc.	4,464,900	3,437,995	0.81%
Gilead Sciences, Inc.	5,276,700	3,341,018	0.79%
Vodafone Group PLC	4,194,300	3,322,340	0.79%
Johnson & Johnson	5,276,700	3,173,626	0.75%
McDonald’s Corp.	3,788,400	3,060,496	0.72%
FedEx Corp.	3,111,900	2,921,547	0.69%
The Coca-Cola Co.	4,194,300	2,870,052	0.68%
BP Capital Markets America, Inc.	4,194,300	2,825,744	0.67%
Elevance Health, Inc.	3,788,400	2,760,652	0.65%
American International Group, Inc.	3,111,900	2,642,329	0.62%
Simon Property Group LP	3,382,500	2,541,282	0.60%
International Business Machines Corp.	3,788,400	2,421,796	0.57%
Berkshire Hathaway Finance Corp.	3,923,700	2,400,666	0.57%
Union Pacific Corp.	3,653,100	2,387,018	0.56%

		$359,158,506

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$209	$(48,559)	$632,650	$(2,682,868)

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$8,968,496

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$15,355,916	$—
Collateralized Loan Obligations	—	333,464,141	—
Consumer Loans	—	12,928,275	—
Home Equity Loans	—	7,226,697	—
Other	—	3,846,448	—
Residential Mortgage-Backed Securities	—	1,305,944	1,114,116
Student Loans	—	7,496,960	—
Commercial Mortgage-Backed Securities	—	187,047,269	—
Corporate Bonds	—	586,339,440	1,075,205
Floating Rate and Other Loans	—	18,614,150	15,438
Municipal Bonds	—	12,946,533	—
Residential Mortgage-Backed Securities	—	41,021,632	968,989
Sovereign Bonds	—	27,207,843	—
U.S. Government Agency Obligations	—	306,683,909	—
U.S. Treasury Obligations	—	168,491,288	—
Common Stocks	1,003,786	1,157,976	683,118
Preferred Stocks	1,918,150	—	526,482
Short-Term Investments
Affiliated Mutual Funds	69,587,622	—	—

Total	$72,509,558	$1,731,134,421	$4,383,348

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$934	$—
Futures Contracts	1,803,880	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,070,558	—
Centrally Cleared Credit Default Swap Agreement	—	46,418	—
OTC Credit Default Swap Agreement	—	—	5,798
Centrally Cleared Interest Rate Swap Agreements	—	1,664,380	—
OTC Total Return Swap Agreements	—	624,927	—

Total	$1,803,880	$4,407,217	$5,798

Liabilities
Unfunded Loan Commitment	$—	$(349)	$—
Forward Commitment Contracts	—	(5,299,682)	—
Futures Contracts	(284,875)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(357,984)	—
OTC Credit Default Swap Agreements	—	(56,718)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(409,740)	$—
OTC Total Return Swap Agreements	—	(2,672,575)	—

Total	$(284,875)	$(8,797,048)	$—

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Unfunded loan commitments and forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Collateralized Loan Obligations	19.4%
U.S. Government Agency Obligations	17.9
Commercial Mortgage-Backed Securities	10.9
U.S. Treasury Obligations	9.8
Banks	8.6
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	4.1
Electric	3.1
Residential Mortgage-Backed Securities	2.6
Oil & Gas	2.2
Pipelines	2.1
Telecommunications	1.9
Sovereign Bonds	1.6
Healthcare-Services	1.3
Pharmaceuticals	1.3
Media	1.2
Agriculture	1.0
Retail	1.0
Real Estate Investment Trusts (REITs)	0.9
Automobiles	0.9
Foods	0.9
Chemicals	0.8
Municipal Bonds	0.8
Consumer Loans	0.8
Aerospace & Defense	0.7
Auto Manufacturers	0.7
Diversified Financial Services	0.7
Commercial Services	0.5
Student Loans	0.4
Engineering & Construction	0.4
Entertainment	0.4
Machinery-Diversified	0.4
Home Equity Loans	0.4
Mining	0.4
Software	0.4
Leisure Time	0.3
Airlines	0.3
Biotechnology	0.3
Insurance	0.3
Beverages	0.3

Semiconductors	0.2%
Metal Fabricate/Hardware	0.2
Trucking & Leasing	0.2
Other	0.2
Lodging	0.2
Auto Parts & Equipment	0.2
Building Materials	0.2
Transportation	0.2
Office/Business Equipment	0.2
Packaging & Containers	0.2
Computers	0.2
Healthcare-Products	0.2
Gas	0.1
Multi-National	0.1
Shipbuilding	0.1
Home Builders	0.1
Distribution/Wholesale	0.1
Gas Utilities	0.1
Apparel	0.1
Electrical Components & Equipment	0.1
Electronics	0.1
Oil, Gas & Consumable Fuels	0.1
Housewares	0.0	*
Capital Markets	0.0	*
Iron/Steel	0.0	*
Oil & Gas Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Environmental Control	0.0	*
Internet	0.0	*
Wireless Telecommunication Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Forest Products & Paper	0.0	*
Machinery-Construction & Mining	0.0	*

	105.4
Liabilities in excess of other assets	(5.4)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$46,418	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	209		Premiums received for OTC swap agreements	48,559
Credit contracts	Unrealized appreciation on OTC swap agreements	7,723		Unrealized depreciation on OTC swap agreements	10,293
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,070,558		Unrealized depreciation on OTC forward foreign currency exchange contracts	357,984
Interest rate contracts	Due from/to broker-variation margin futures	1,803,880	*	Due from/to broker-variation margin futures	284,875	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,664,380	*	Due from/to broker-variation margin swaps	409,740	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	624,927		Unrealized depreciation on OTC swap agreements	2,672,575

		$6,218,095			$3,784,026

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$997,516
Foreign exchange contracts	—	1,754,824	—
Interest rate contracts	(6,682,127)	—	(4,898,046)

Total	$(6,682,127)	$1,754,824	$(3,900,530)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$39	$—	$—	$(167,930)
Foreign exchange contracts	—	—	2,840,914	—
Interest rate contracts	—	(6,033,831)	—	874,693

Total	$39	$(6,033,831)	$2,840,914	$706,763

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$10,060,000
Futures Contracts - Long Positions (1)	483,201,711
Futures Contracts - Short Positions (1)	33,937,056
Forward Foreign Currency Exchange Contracts - Purchased (2)	89,175,588

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Sold (2)	$220,099,351
Interest Rate Swap Agreements (1)	351,566,345
Credit Default Swap Agreements - Buy Protection (1)	2,193,444
Credit Default Swap Agreements - Sell Protection (1)	35,167,191
Total Return Swap Agreements (1)	103,690,735

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$43,935,264	$(43,935,264)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(54,818)	$(54,818)	$—	$(54,818)
BNP	87,680	—	87,680	—	87,680
BOA	2,158	—	2,158	—	2,158
CITI	2,066	(3,966)	(1,900)	1,900	—
DB	1,815	—	1,815	—	1,815
GSI	526,403	(1,374,751)	(848,348)	563,272	(285,076)
HSBC	1,633,310	—	1,633,310	(1,633,310)	—
JPM	104,390	(1,312,792)	(1,208,402)	710,044	(498,358)
SCB	3,409	—	3,409	—	3,409
SSB	288,275	(288,690)	(415)	—	(415)
TD	53,911	(54,394)	(483)	—	(483)

	$2,703,417	$(3,089,411)	$(385,994)	$(358,094)	$(744,088)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $43,935,264:
Unaffiliated investments (cost $1,823,660,607)	$1,738,439,705
Affiliated investments (cost $69,571,307)	69,587,622
Foreign currency, at value (cost $716,101)	713,518
Cash	49,161
Receivable for investments sold	18,645,546
Dividends and interest receivable	16,497,261
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,070,558
Unrealized appreciation on OTC swap agreements	632,650
Receivable for Portfolio shares sold	345,529
Due from broker-variation margin swaps	5,661
Unrealized appreciation on unfunded loan commitments	934
Premiums paid for OTC swap agreements	209
Prepaid expenses	1,784

Total Assets	1,846,990,138

LIABILITIES
Payable for investments purchased	76,751,816
Payable to broker for collateral for securities on loan	44,926,463
Forward commitment contracts, at value (proceeds receivable $5,338,223)	5,299,682
Unrealized depreciation on OTC swap agreements	2,682,868
Management fee payable	564,829
Accrued expenses and other liabilities	443,493
Unrealized depreciation on OTC forward foreign currency exchange contracts	357,984
Payable for Portfolio shares purchased	233,754
Premiums received for OTC swap agreements	48,559
Due to broker-variation margin futures	38,906
Distribution fee payable	3,243
Affiliated transfer agent fee payable	1,190
Unrealized depreciation on unfunded loan commitments	349

Total Liabilities	131,353,136

NET ASSETS	$1,715,637,002

Net assets were comprised of:
Partners’ Equity	$1,715,637,002

Class I:
Net asset value and redemption price per share, $1,699,681,500 / 118,113,722 outstanding shares of beneficial interest	$14.39

Class III:
Net asset value and redemption price per share, $15,955,502 / 1,117,538 outstanding shares of beneficial interest	$14.28

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $1,241 foreign withholding tax)	$40,294,980
Affiliated dividend income	1,529,315
Unaffiliated dividend income	101,016
Affiliated income from securities lending, net	42,269

Total income	41,967,580

EXPENSES
Management fee	3,091,305
Distribution fee—Class III	18,268
Custodian and accounting fees	60,835
Audit fee	55,346
Shareholders’ reports	27,470
Professional Fees	19,472
Trustees’ fees	15,429
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,734
Miscellaneous	36,417

Total expenses	3,330,276

NET INVESTMENT INCOME (LOSS)	38,637,304

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,841))	(5,529,072)
Futures transactions	(6,682,127)
Forward currency contract transactions	1,754,824
Swap agreements transactions	(3,900,530)
Foreign currency transactions	(693,970)

(15,050,875)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,650))	(8,931,616)
Futures	(6,033,831)
Forward currency contracts	2,840,914
Options written	39
Swap agreements	706,763
Foreign currencies	(419,643)
Unfunded loan commitments	2,148

(11,835,226)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(26,886,101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,751,203

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$38,637,304	$60,275,117
Net realized gain (loss) on investment and foreign currency transactions	(15,050,875)	(38,205,842)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,835,226)	65,028,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,751,203	87,097,485

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	348,941,252	317,587,803
Portfolio shares purchased	(56,793,556)	(86,800,418)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	292,147,696	230,787,385

TOTAL INCREASE (DECREASE)	303,898,899	317,884,870
NET ASSETS:
Beginning of period	1,411,738,103	1,093,853,233

End of period	$1,715,637,002	$1,411,738,103

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.31		$13.33	$15.66	$15.78	$14.55	$13.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.35		0.64	0.45	0.40	0.45	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.34	(2.78)	(0.52)	0.78	0.94

Total from investment operations	0.08		0.98	(2.33)	(0.12)	1.23	1.43

Net Asset Value, end of period	$14.39		$14.31	$13.33	$15.66	$15.78	$14.55

Total Return(b)	0.56%		7.27%	(14.81)%	(0.76)%	8.45%	10.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,700		$1,398	$1,085	$1,298	$1,293	$1,190
Average net assets (in millions)	$1,539		$1,279	$1,155	$1,292	$1,235	$1,166
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43	%(d)	0.43%	0.43%	0.42%	0.43%	0.44%
Expenses before waivers and/or expense reimbursement	0.43	%(d)	0.43%	0.43%	0.42%	0.43%	0.44%
Net investment income (loss)	5.00	%(d)	4.68%	3.25%	2.55%	2.99%	3.53%
Portfolio turnover rate(e)(f)	63%		224%	182%	49%	35%	48%

Class III
	Six Months Ended June 30, 2024
					April 26, 2021(g) through December 31, 2021
			Year Ended December 31,
			2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.22		$13.28	$15.64	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.33		0.60	0.43	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.34	(2.79)	0.05	(h)

Total from investment operations	0.06		0.94	(2.36)	0.29

Net Asset Value, end of period	$14.28		$14.22	$13.28	$15.64

Total Return(b)	0.35%		7.08%	(15.09)%	1.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16		$13	$9	$5
Average net assets (in millions)	$15		$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.66	%(i)
Expenses before waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.66	%(i)
Net investment income (loss)	4.75	%(d)	4.43%	3.08%	2.24	%(i)
Portfolio turnover rate(e)(f)	63%		224%	182%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(i)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.3%
AAR Corp.*	32,481	$2,361,369
AeroVironment, Inc.*	27,443	4,999,017
Mercury Systems, Inc.*(a)	51,250	1,383,238
Moog, Inc. (Class A Stock)	28,234	4,723,548
National Presto Industries, Inc.	5,157	387,445
Triumph Group, Inc.*	75,451	1,162,700

		15,017,317

Air Freight & Logistics — 0.3%
Forward Air Corp.(a)	31,501	599,779
Hub Group, Inc. (Class A Stock)	60,580	2,607,969

		3,207,748

Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.*	115,400	806,646
Dana, Inc.	126,650	1,534,998
Dorman Products, Inc.*	27,371	2,503,899
Fox Factory Holding Corp.*	40,850	1,968,562
Gentherm, Inc.*	31,069	1,532,323
LCI Industries(a)	24,988	2,583,259
Patrick Industries, Inc.(a)	20,677	2,244,488
Phinia, Inc.	44,850	1,765,296
Standard Motor Products, Inc.	19,123	530,281
XPEL, Inc.*	20,852	741,497

		16,211,249

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	28,696	1,555,323

Banks — 9.0%
Ameris Bancorp	63,502	3,197,326
Atlantic Union Bankshares Corp.	88,118	2,894,676
Axos Financial, Inc.*	49,780	2,844,927
Banc of California, Inc.(a)	136,300	1,741,914
BancFirst Corp.	14,227	1,247,708
Bancorp, Inc. (The)*	50,826	1,919,190
Bank of Hawaii Corp.(a)	38,950	2,228,330
BankUnited, Inc.	73,387	2,148,037
Banner Corp.	33,787	1,677,187
Berkshire Hills Bancorp, Inc.	41,723	951,284
Brookline Bancorp, Inc.	87,261	728,629
Capitol Federal Financial, Inc.	121,181	665,284
Cathay General Bancorp	71,450	2,695,094
Central Pacific Financial Corp.	26,384	559,341
City Holding Co.(a)	14,488	1,539,350
Comerica, Inc.	130,150	6,642,856
Community Financial System, Inc.	51,786	2,444,817
Customers Bancorp, Inc.*	27,946	1,340,849
CVB Financial Corp.(a)	130,223	2,245,045
Dime Community Bancshares, Inc.	34,340	700,536
Eagle Bancorp, Inc.	30,585	578,057
FB Financial Corp.	34,555	1,348,682
First Bancorp	40,412	1,289,951
First BanCorp. (Puerto Rico)	162,361	2,969,583
First Commonwealth Financial Corp.	100,132	1,382,823
First Financial Bancorp	93,724	2,082,547
First Hawaiian, Inc.(a)	125,482	2,605,006

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Fulton Financial Corp.(a)	178,450	$3,030,081
Hanmi Financial Corp.	30,902	516,681
Heritage Financial Corp.	34,036	613,669
Hilltop Holdings, Inc.	45,459	1,421,958
Hope Bancorp, Inc.	118,395	1,271,562
Independent Bank Corp.	41,685	2,114,263
Independent Bank Group, Inc.	35,314	1,607,493
Lakeland Financial Corp.(a)	25,028	1,539,723
National Bank Holdings Corp. (Class A Stock)	37,119	1,449,497
NBT Bancorp, Inc.	46,267	1,785,906
Northwest Bancshares, Inc.	124,923	1,442,861
OFG Bancorp (Puerto Rico)	46,106	1,726,670
Pacific Premier Bancorp, Inc.	94,675	2,174,685
Park National Corp.(a)	14,105	2,007,706
Pathward Financial, Inc.	24,803	1,403,106
Preferred Bank(a)	12,098	913,278
Provident Financial Services, Inc.	129,709	1,861,324
Renasant Corp.	55,295	1,688,709
S&T Bancorp, Inc.	37,529	1,253,093
Seacoast Banking Corp. of Florida	82,607	1,952,829
ServisFirst Bancshares, Inc.(a)	48,171	3,043,925
Simmons First National Corp. (Class A Stock)	123,199	2,165,838
Southside Bancshares, Inc.	28,243	779,789
Stellar Bancorp, Inc.	46,292	1,062,864
Tompkins Financial Corp.	12,213	597,216
Triumph Financial, Inc.*	21,195	1,732,691
TrustCo Bank Corp.	19,430	559,001
Trustmark Corp.	60,083	1,804,893
United Community Banks, Inc.	116,958	2,977,751
Veritex Holdings, Inc.	53,510	1,128,526
WaFd, Inc.	66,341	1,896,026
Westamerica BanCorp	26,155	1,269,302
WSFS Financial Corp.(a)	58,960	2,771,120

		106,233,065

Beverages — 0.2%
MGP Ingredients, Inc.(a)	15,323	1,140,031
National Beverage Corp.	21,403	1,096,690

		2,236,721

Biotechnology — 1.7%
Alkermes PLC*(a)	166,150	4,004,215
Arcus Biosciences, Inc.*	53,573	815,917
Catalyst Pharmaceuticals, Inc.*	110,169	1,706,518
Dynavax Technologies Corp.*(a)	128,510	1,443,167
Ironwood Pharmaceuticals, Inc.*(a)	140,427	915,584
Krystal Biotech, Inc.*(a)	24,390	4,478,979
Myriad Genetics, Inc.*	89,744	2,195,138
REGENXBIO, Inc.*	44,468	520,276
Vericel Corp.*(a)	47,686	2,187,834
Vir Biotechnology, Inc.*(a)	88,017	783,351
Xencor, Inc.*	60,505	1,145,360

		20,196,339

Broadline Retail — 0.2%
Kohl’s Corp.(a)	108,900	2,503,611

SEE NOTES TO FINANCIAL STATEMENTS.

A207

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products — 1.8%
American Woodmark Corp.*	15,520	$1,219,872
Apogee Enterprises, Inc.(a)	21,695	1,363,205
Armstrong World Industries, Inc.	42,960	4,864,791
AZZ, Inc.(a)	29,061	2,244,962
Gibraltar Industries, Inc.*	29,883	2,048,480
Griffon Corp.	36,455	2,328,016
Hayward Holdings, Inc.*(a)	124,450	1,530,735
Insteel Industries, Inc.	19,093	591,119
Masterbrand, Inc.*	124,687	1,830,405
Quanex Building Products Corp.(a)	32,477	897,989
Resideo Technologies, Inc.*	143,357	2,804,063

		21,723,637

Capital Markets — 2.4%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	68,600	2,831,122
B. Riley Financial, Inc.(a)	16,861	297,428
BGC Group, Inc. (Class A Stock)(a)	376,950	3,128,685
Brightsphere Investment Group, Inc.	28,881	640,292
Cohen & Steers, Inc.(a)	25,800	1,872,048
Donnelley Financial Solutions, Inc.*	24,436	1,456,874
Moelis & Co. (Class A Stock)(a)	69,050	3,926,183
Piper Sandler Cos.	15,272	3,515,156
PJT Partners, Inc. (Class A Stock)(a)	21,660	2,337,331
StepStone Group, Inc. (Class A Stock)(a)	51,050	2,342,684
StoneX Group, Inc.*	26,750	2,014,543
Virtu Financial, Inc. (Class A Stock)	86,850	1,949,783
Virtus Investment Partners, Inc.	6,573	1,484,512
WisdomTree, Inc.(a)	109,598	1,086,116

		28,882,757

Chemicals — 2.3%
AdvanSix, Inc.	26,293	602,636
Balchem Corp.	31,835	4,900,998
Hawkins, Inc.	18,684	1,700,244
HB Fuller Co.	53,478	4,115,667
Ingevity Corp.*	33,150	1,448,987
Innospec, Inc.	24,479	3,025,360
Koppers Holdings, Inc.	21,219	784,891
Mativ Holdings, Inc.	53,295	903,883
Minerals Technologies, Inc.	31,621	2,629,602
Quaker Chemical Corp.(a)	13,595	2,307,071
Sensient Technologies Corp.	41,550	3,082,594
Stepan Co.	20,929	1,757,199

		27,259,132

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	62,112	3,141,004
Brady Corp. (Class A Stock)	43,980	2,903,560
CoreCivic, Inc.*	109,223	1,417,715
Deluxe Corp.(a)	43,234	971,036
Enviri Corp.*	81,626	704,432
GEO Group, Inc. (The)*	130,867	1,879,250
Healthcare Services Group, Inc.*	72,289	764,818
HNI Corp.	46,397	2,088,793
Interface, Inc.	57,150	838,962
Liquidity Services, Inc.*	22,941	458,361

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	30,107	$754,180
MillerKnoll, Inc.(a)	70,317	1,862,697
OPENLANE, Inc.*	106,337	1,764,131
Pitney Bowes, Inc.(a)	156,825	796,671
UniFirst Corp.	14,793	2,537,443
Vestis Corp.	129,050	1,578,281
Viad Corp.*	20,616	700,944

		25,162,278

Communications Equipment — 0.8%
Calix, Inc.*	57,250	2,028,367
Digi International, Inc.*(a)	35,698	818,555
Extreme Networks, Inc.*	127,578	1,715,924
Harmonic, Inc.*	114,908	1,352,467
NetScout Systems, Inc.*	70,087	1,281,891
Viasat, Inc.*(a)	73,815	937,451
Viavi Solutions, Inc.*	219,187	1,505,815

		9,640,470

Construction & Engineering — 1.2%
Arcosa, Inc.	47,663	3,975,571
Dycom Industries, Inc.*	28,558	4,819,448
Granite Construction, Inc.(a)	43,324	2,684,788
MYR Group, Inc.*(a)	16,460	2,233,787

		13,713,594

Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	48,680	2,169,181
Encore Capital Group, Inc.*	23,233	969,513
Enova International, Inc.*	26,603	1,656,037
EZCORP, Inc. (Class A Stock)*(a)	50,832	532,211
Green Dot Corp. (Class A Stock)*	46,136	435,985
Navient Corp.	79,050	1,150,968
PRA Group, Inc.*	38,593	758,738
PROG Holdings, Inc.	42,379	1,469,704
World Acceptance Corp.*(a)	3,434	424,374

		9,566,711

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	31,178	1,546,429
Chefs’ Warehouse, Inc. (The)*	34,727	1,358,173
Grocery Outlet Holding Corp.*	98,050	2,168,866
PriceSmart, Inc.	24,699	2,005,559
SpartanNash Co.	33,840	634,838
United Natural Foods, Inc.*	58,336	764,202

		8,478,067

Containers & Packaging — 0.6%
Myers Industries, Inc.	37,672	504,051
O-I Glass, Inc.*	152,875	1,701,499
Sealed Air Corp.	142,950	4,973,231

		7,178,781

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.*	36,890	2,516,267
Frontdoor, Inc.*	76,352	2,579,934
Mister Car Wash, Inc.*(a)	93,106	662,915

SEE NOTES TO FINANCIAL STATEMENTS.

A208

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services (cont’d.)
Perdoceo Education Corp.(a)	64,406	$1,379,577
Strategic Education, Inc.	21,525	2,381,956
Stride, Inc.*(a)	39,200	2,763,600

		12,284,249

Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	71,255	1,208,485
American Assets Trust, Inc.	47,802	1,069,809
Armada Hoffler Properties, Inc.	65,854	730,321
Essential Properties Realty Trust, Inc.(a)	172,135	4,769,861
Global Net Lease, Inc.(a)	191,810	1,409,803

		9,188,279

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.(a)	41,396	2,336,390
Consolidated Communications Holdings, Inc.*	76,040	334,576
Lumen Technologies, Inc.*(a)	996,668	1,096,335

		3,767,301

Electric Utilities — 0.5%
MGE Energy, Inc.(a)	35,500	2,652,560
Otter Tail Corp.(a)	41,049	3,595,482

		6,248,042

Electrical Equipment — 0.8%
Encore Wire Corp.	15,636	4,531,782
Powell Industries, Inc.(a)	9,060	1,299,204
SunPower Corp.*(a)	87,850	260,036
Sunrun, Inc.*(a)	217,650	2,581,329
Vicor Corp.*	22,200	736,152

		9,408,503

Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	36,756	3,997,582
Arlo Technologies, Inc.*	96,738	1,261,463
Badger Meter, Inc.	28,853	5,376,756
Benchmark Electronics, Inc.	35,365	1,395,503
CTS Corp.(a)	29,976	1,517,685
ePlus, Inc.*	26,154	1,927,027
Fabrinet (Thailand)*	35,491	8,687,842
Insight Enterprises, Inc.*	27,171	5,389,639
Itron, Inc.*	45,010	4,454,190
Knowles Corp.*	88,099	1,520,589
OSI Systems, Inc.*	15,392	2,116,708
PC Connection, Inc.	11,062	710,180
Plexus Corp.*	26,892	2,774,717
Rogers Corp.*	16,485	1,988,256
Sanmina Corp.*	54,438	3,606,517
ScanSource, Inc.*	24,231	1,073,676
TTM Technologies, Inc.*	99,892	1,940,902

		49,739,232

Energy Equipment & Services — 2.5%
Archrock, Inc.	135,027	2,730,246
Bristow Group, Inc.*	23,650	792,984

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Cactus, Inc. (Class A Stock)(a)	64,500	$3,401,730
Core Laboratories, Inc.(a)	46,048	934,314
Dril-Quip, Inc.*	34,918	649,475
Helix Energy Solutions Group, Inc.*	140,675	1,679,659
Helmerich & Payne, Inc.(a)	96,936	3,503,267
Liberty Energy, Inc.(a)	148,900	3,110,521
Nabors Industries Ltd.*	8,994	640,013
Oceaneering International, Inc.*(a)	99,548	2,355,306
Patterson-UTI Energy, Inc.	303,673	3,146,052
ProPetro Holding Corp.*	80,895	701,360
RPC, Inc.	82,767	517,294
Tidewater, Inc.*	47,650	4,536,756
U.S. Silica Holdings, Inc.*	78,855	1,218,310

		29,917,287

Entertainment — 0.5%
Cinemark Holdings, Inc.*(a)	104,721	2,264,068
Madison Square Garden Sports Corp.*(a)	16,390	3,083,451

		5,347,519

Financial Services — 2.5%
EVERTEC, Inc. (Puerto Rico)	63,232	2,102,464
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	111,650	3,304,840
Jackson Financial, Inc. (Class A Stock)(a)	66,630	4,947,944
Mr. Cooper Group, Inc.*	63,511	5,158,998
NCR Atleos Corp.*	67,800	1,831,956
NMI Holdings, Inc.*	78,807	2,682,590
Payoneer Global, Inc.*	248,718	1,377,898
Radian Group, Inc.	147,819	4,597,171
Walker & Dunlop, Inc.(a)	33,105	3,250,911

		29,254,772

Food Products — 1.2%
B&G Foods, Inc.(a)	80,357	649,284
Calavo Growers, Inc.	18,207	413,299
Cal-Maine Foods, Inc.	39,927	2,439,939
Fresh Del Monte Produce, Inc.	32,876	718,341
Hain Celestial Group, Inc. (The)*	88,184	609,351
J & J Snack Foods Corp.	15,222	2,471,596
John B. Sanfilippo & Son, Inc.	8,808	855,873
Simply Good Foods Co. (The)*	89,305	3,226,590
Tootsie Roll Industries, Inc.	17,273	528,036
TreeHouse Foods, Inc.*	46,978	1,721,274
WK Kellogg Co.	64,900	1,068,254

		14,701,837

Gas Utilities — 0.3%
Chesapeake Utilities Corp.	21,867	2,322,275
Northwest Natural Holding Co.	37,600	1,357,736

		3,680,011

Ground Transportation — 0.8%
ArcBest Corp.	23,006	2,463,482
Heartland Express, Inc.	46,884	578,080
Hertz Global Holdings, Inc.*(a)	129,100	455,723

SEE NOTES TO FINANCIAL STATEMENTS.

A209

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Marten Transport Ltd.	56,716	$1,046,410
RXO, Inc.*	115,419	3,018,207
Werner Enterprises, Inc.	62,250	2,230,418

		9,792,320

Health Care Equipment & Supplies — 3.1%
Artivion, Inc.*	39,884	1,023,025
Avanos Medical, Inc.*	45,048	897,356
CONMED Corp.	30,205	2,093,811
Embecta Corp.	56,612	707,650
Glaukos Corp.*(a)	49,514	5,859,982
ICU Medical, Inc.*	20,090	2,385,687
Inari Medical, Inc.*(a)	50,800	2,446,020
Integer Holdings Corp.*(a)	32,893	3,808,680
Integra LifeSciences Holdings Corp.*	67,300	1,961,122
LeMaitre Vascular, Inc.	19,583	1,611,289
Merit Medical Systems, Inc.*	57,020	4,900,869
Omnicell, Inc.*	45,050	1,219,504
STAAR Surgical Co.*(a)	48,200	2,294,802
Tandem Diabetes Care, Inc.*	63,394	2,554,144
UFP Technologies, Inc.*	6,920	1,825,980
Varex Imaging Corp.*	41,482	611,030

		36,200,951

Health Care Providers & Services — 3.0%
AdaptHealth Corp.*	76,665	766,650
Addus HomeCare Corp.*	17,271	2,005,336
AMN Healthcare Services, Inc.*(a)	37,303	1,911,033
Astrana Health, Inc.*(a)	41,515	1,683,848
CorVel Corp.*	8,888	2,259,952
Cross Country Healthcare, Inc.*	31,956	442,271
Enhabit, Inc.*	51,229	456,963
Ensign Group, Inc. (The)(a)	55,435	6,856,755
Fulgent Genetics, Inc.*(a)	20,582	403,819
National HealthCare Corp.	13,300	1,441,720
NeoGenomics, Inc.*(a)	125,355	1,738,674
Owens & Minor, Inc.*	71,944	971,244
Patterson Cos., Inc.	78,250	1,887,390
Pediatrix Medical Group, Inc.*	81,282	613,679
Premier, Inc. (Class A Stock)	102,900	1,921,143
Privia Health Group, Inc.*(a)	101,900	1,771,022
RadNet, Inc.*	65,282	3,846,415
Select Medical Holdings Corp.	104,687	3,670,326
U.S. Physical Therapy, Inc.(a)	14,774	1,365,413

		36,013,653

Health Care REITs — 0.7%
CareTrust REIT, Inc.	136,035	3,414,479
Community Healthcare Trust, Inc.	24,793	579,908
LTC Properties, Inc.	41,808	1,442,376
Medical Properties Trust, Inc.(a)	589,400	2,540,314
Universal Health Realty Income Trust	12,250	479,465

		8,456,542

Health Care Technology — 0.3%
Certara, Inc.*(a)	105,795	1,465,261
HealthStream, Inc.	24,471	682,741
Schrodinger, Inc.*(a)	54,250	1,049,195

	Shares	Value

COMMON STOCKS (continued)
Health Care Technology (cont’d.)
Simulations Plus, Inc.(a)	15,681	$762,410

		3,959,607

Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.(a)	221,300	3,217,702
DiamondRock Hospitality Co.(a)	206,254	1,742,846
Pebblebrook Hotel Trust(a)	118,281	1,626,364
Service Properties Trust	162,740	836,484
Summit Hotel Properties, Inc.	109,949	658,594
Sunstone Hotel Investors, Inc.	199,942	2,091,393
Xenia Hotels & Resorts, Inc.	100,105	1,434,505

		11,607,888

Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc.*	22,925	795,497
Bloomin’ Brands, Inc.(a)	84,868	1,632,012
Brinker International, Inc.*	43,654	3,160,113
Cheesecake Factory, Inc. (The)	45,985	1,806,751
Chuy’s Holdings, Inc.*	16,716	433,279
Cracker Barrel Old Country Store, Inc.(a)	21,766	917,655
Dave & Buster’s Entertainment, Inc.*(a)	31,649	1,259,947
Dine Brands Global, Inc.	15,027	543,977
Golden Entertainment, Inc.	21,946	682,740
Jack in the Box, Inc.(a)	19,000	967,860
Monarch Casino & Resort, Inc.	12,839	874,721
Papa John’s International, Inc.(a)	32,350	1,519,803
Penn Entertainment, Inc.*(a)	146,700	2,839,378
Sabre Corp.*	375,006	1,001,266
Shake Shack, Inc. (Class A Stock)*	36,929	3,323,610
Six Flags Entertainment Corp.*(a)	71,121	2,356,950

		24,115,559

Household Durables — 2.9%
Cavco Industries, Inc.*	7,620	2,637,815
Century Communities, Inc.	27,741	2,265,330
Ethan Allen Interiors, Inc.	22,423	625,377
Green Brick Partners, Inc.*	24,684	1,412,912
Installed Building Products, Inc.(a)	23,043	4,739,484
La-Z-Boy, Inc.	41,867	1,560,802
Leggett & Platt, Inc.	131,600	1,508,136
LGI Homes, Inc.*	20,110	1,799,644
M/I Homes, Inc.*	27,243	3,327,460
Meritage Homes Corp.	35,658	5,771,247
Newell Brands, Inc.	375,050	2,404,071
Sonos, Inc.*(a)	120,643	1,780,691
Tri Pointe Homes, Inc.*	93,155	3,470,024
Worthington Enterprises, Inc.	30,000	1,419,900

		34,722,893

Household Products — 0.6%
Central Garden & Pet Co.*(a)	9,716	374,066
Central Garden & Pet Co. (Class A Stock)*	53,152	1,755,610
Energizer Holdings, Inc.(a)	65,550	1,936,347
WD-40 Co.(a)	13,306	2,922,530

		6,988,553

SEE NOTES TO FINANCIAL STATEMENTS.

A210

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class A Stock)	33,950	$769,307
Clearway Energy, Inc. (Class C Stock)	80,950	1,998,656

		2,767,963

Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	27,812	3,037,627
LXP Industrial Trust	288,987	2,635,561

		5,673,188

Insurance — 2.3%
Ambac Financial Group, Inc.*	46,190	592,156
AMERISAFE, Inc.	18,747	822,806
Assured Guaranty Ltd.	50,765	3,916,520
Employers Holdings, Inc.	24,860	1,059,782
Genworth Financial, Inc. (Class A Stock)*	429,763	2,595,768
Goosehead Insurance, Inc. (Class A Stock)*(a)	24,700	1,418,768
HCI Group, Inc.(a)	6,764	623,438
Horace Mann Educators Corp.	40,211	1,311,683
Lincoln National Corp.	166,950	5,192,145
Mercury General Corp.	26,085	1,386,157
Palomar Holdings, Inc.*	24,439	1,983,225
ProAssurance Corp.*	50,044	611,538
Safety Insurance Group, Inc.	14,934	1,120,498
SiriusPoint Ltd. (Bermuda)*	90,393	1,102,794
Stewart Information Services Corp.	27,076	1,680,878
Trupanion, Inc.*(a)	35,465	1,042,671
United Fire Group, Inc.	21,698	466,290

		26,927,117

Interactive Media & Services — 1.1%
Cargurus, Inc.*(a)	77,050	2,018,710
Cars.com, Inc.*	60,350	1,188,895
IAC, Inc.*	68,600	3,213,910
QuinStreet, Inc.*	51,526	854,816
Shutterstock, Inc.(a)	23,541	911,037
TripAdvisor, Inc.*	106,800	1,902,108
Yelp, Inc.*	66,232	2,447,272

		12,536,748

IT Services — 0.7%
DigitalOcean Holdings, Inc.*(a)	52,750	1,833,063
DXC Technology Co.*(a)	175,650	3,353,158
Perficient, Inc.*	35,279	2,638,516

		7,824,737

Leisure Products — 0.4%
Sturm Ruger & Co., Inc.	17,074	711,132
Topgolf Callaway Brands Corp.*(a)	138,750	2,122,875
Vista Outdoor, Inc.*	57,113	2,150,305

		4,984,312

Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.*	36,397	779,988
Cytek Biosciences, Inc.*	94,057	524,838
Fortrea Holdings, Inc.*	87,750	2,048,085

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Mesa Laboratories, Inc.	4,938	$428,470

		3,781,381

Machinery — 4.7%
3D Systems Corp.*(a)	136,393	418,726
Alamo Group, Inc.	10,175	1,760,275
Albany International Corp. (Class A Stock)	30,619	2,585,775
Astec Industries, Inc.	22,315	661,863
Barnes Group, Inc.	49,773	2,061,100
Enerpac Tool Group Corp.	53,246	2,032,932
Enpro, Inc.	20,567	2,993,938
ESCO Technologies, Inc.	25,278	2,655,201
Federal Signal Corp.	59,953	5,016,267
Franklin Electric Co., Inc.	38,905	3,747,330
Greenbrier Cos., Inc. (The)(a)	30,531	1,512,811
Hillenbrand, Inc.	68,909	2,757,738
John Bean Technologies Corp.	31,240	2,966,863
Kennametal, Inc.	77,205	1,817,406
Lindsay Corp.(a)	10,832	1,331,036
Mueller Industries, Inc.	111,500	6,348,810
Proto Labs, Inc.*	24,854	767,740
SPX Technologies, Inc.*	45,390	6,451,735
Standex International Corp.	11,631	1,874,336
Tennant Co.	18,645	1,835,414
Titan International, Inc.*	51,876	384,401
Trinity Industries, Inc.	80,353	2,404,162
Wabash National Corp.(a)	44,185	965,000

		55,350,859

Marine Transportation — 0.4%
Matson, Inc.	33,548	4,393,782

Media — 0.7%
AMC Networks, Inc. (Class A Stock)*(a)	31,161	301,015
Cable One, Inc.(a)	4,500	1,593,000
EchoStar Corp. (Class A Stock)*	118,350	2,107,814
John Wiley & Sons, Inc. (Class A Stock)	41,250	1,678,875
Scholastic Corp.	24,969	885,650
TechTarget, Inc.*(a)	25,465	793,744
Thryv Holdings, Inc.*	31,625	563,558

		7,923,656

Metals & Mining — 2.5%
Alpha Metallurgical Resources, Inc.	11,360	3,186,821
Arch Resources, Inc.(a)	17,780	2,706,649
ATI, Inc.*	122,156	6,773,550
Carpenter Technology Corp.	48,672	5,333,478
Century Aluminum Co.*	50,968	853,714
Compass Minerals International, Inc.	34,618	357,604
Haynes International, Inc.	13,269	778,890
Kaiser Aluminum Corp.(a)	15,611	1,372,207
Materion Corp.	20,348	2,200,229
Metallus, Inc.*	39,283	796,266
Olympic Steel, Inc.	9,995	448,076
SunCoke Energy, Inc.	82,526	808,755
Warrior Met Coal, Inc.	51,306	3,220,478

SEE NOTES TO FINANCIAL STATEMENTS.

A211

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Worthington Steel, Inc.	30,900	$1,030,824

		29,867,541

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.(a)	128,396	1,256,997
Arbor Realty Trust, Inc.(a)	185,100	2,656,185
ARMOUR Residential REIT, Inc.(a)	47,846	927,256
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	170,400	2,968,368
Ellington Financial, Inc.(a)	81,030	978,842
Franklin BSP Realty Trust, Inc.	80,375	1,012,725
KKR Real Estate Finance Trust, Inc.	59,508	538,547
New York Mortgage Trust, Inc.	92,680	541,251
PennyMac Mortgage Investment Trust(a)	85,256	1,172,270
Ready Capital Corp.(a)	152,533	1,247,720
Redwood Trust, Inc.(a)	129,763	842,162
Two Harbors Investment Corp.(a)	101,579	1,341,859

		15,484,182

Multi-Utilities — 0.3%
Avista Corp.(a)	76,754	2,656,456
Unitil Corp.	15,861	821,441

		3,477,897

Office REITs — 1.1%
Brandywine Realty Trust(a)	169,111	757,617
Douglas Emmett, Inc.(a)	164,350	2,187,498
Easterly Government Properties, Inc.(a)	101,118	1,250,830
Highwoods Properties, Inc.	104,050	2,733,393
Hudson Pacific Properties, Inc.(a)	129,487	622,832
JBG SMITH Properties	82,111	1,250,551
SL Green Realty Corp.(a)	63,593	3,601,908

		12,404,629

Oil, Gas & Consumable Fuels — 2.7%
California Resources Corp.(a)	63,000	3,352,860
Comstock Resources, Inc.(a)	93,929	974,983
CONSOL Energy, Inc.	25,950	2,647,678
CVR Energy, Inc.(a)	28,580	765,087
Dorian LPG Ltd.(a)	33,462	1,404,066
Green Plains, Inc.*(a)	63,417	1,005,794
Magnolia Oil & Gas Corp. (Class A Stock)(a)	177,650	4,501,651
Northern Oil & Gas, Inc.(a)	89,854	3,339,873
Par Pacific Holdings, Inc.*	52,296	1,320,474
Peabody Energy Corp.	103,750	2,294,950
REX American Resources Corp.*	14,943	681,251
SM Energy Co.(a)	112,952	4,882,915
Talos Energy, Inc.*	153,470	1,864,661
Vital Energy, Inc.*	25,331	1,135,335
World Kinect Corp.	58,820	1,517,556

		31,689,134

Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	16,359	792,921

	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products (cont’d.)
Mercer International, Inc. (Germany)	44,871	$383,198
Sylvamo Corp.	34,322	2,354,489

		3,530,608

Passenger Airlines — 1.0%
Alaska Air Group, Inc.*(a)	124,550	5,031,820
Allegiant Travel Co.	14,146	710,554
JetBlue Airways Corp.*(a)	333,950	2,033,755
SkyWest, Inc.*	39,486	3,240,616
Sun Country Airlines Holdings, Inc.*	37,221	467,496

		11,484,241

Personal Care Products — 0.4%
Edgewell Personal Care Co.	48,615	1,953,837
Inter Parfums, Inc.	17,607	2,042,940
Nu Skin Enterprises, Inc. (Class A Stock)	50,531	532,597
USANA Health Sciences, Inc.*	11,213	507,276

		5,036,650

Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.*(a)	37,808	1,512,320
ANI Pharmaceuticals, Inc.*	15,080	960,294
Collegium Pharmaceutical, Inc.*	32,119	1,034,232
Corcept Therapeutics, Inc.*(a)	89,942	2,922,216
Harmony Biosciences Holdings, Inc.*	31,179	940,670
Innoviva, Inc.*(a)	53,956	884,878
Ligand Pharmaceuticals, Inc.*(a)	16,521	1,392,059
Organon & Co.(a)	252,500	5,226,750
Pacira BioSciences, Inc.*	45,668	1,306,562
Phibro Animal Health Corp. (Class A Stock)	20,800	348,816
Prestige Consumer Healthcare, Inc.*	48,980	3,372,273
Supernus Pharmaceuticals, Inc.*	53,950	1,443,163

		21,344,233

Professional Services — 1.5%
CSG Systems International, Inc.	27,881	1,147,861
Heidrick & Struggles International, Inc.	19,806	625,473
Kelly Services, Inc. (Class A Stock)	32,684	699,764
Korn Ferry	51,232	3,439,717
NV5 Global, Inc.*	12,760	1,186,297
Robert Half, Inc.	99,300	6,353,214
Verra Mobility Corp.*	163,513	4,447,554

		17,899,880

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC*	193,407	2,011,433
eXp World Holdings, Inc.(a)	76,000	857,660
Kennedy-Wilson Holdings, Inc.(a)	114,767	1,115,535
Marcus & Millichap, Inc.	23,430	738,514
St. Joe Co. (The)	34,937	1,911,054

		6,634,196

Residential REITs — 0.4%
Centerspace	14,593	986,925
Elme Communities	86,409	1,376,495
NexPoint Residential Trust, Inc.	22,395	884,826

SEE NOTES TO FINANCIAL STATEMENTS.

A212

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Residential REITs (cont’d.)
Veris Residential, Inc.	79,029	$1,185,435

		4,433,681

Retail REITs — 1.7%
Acadia Realty Trust(a)	101,276	1,814,866
Getty Realty Corp.	48,211	1,285,305
Macerich Co. (The)	211,800	3,270,192
Phillips Edison & Co., Inc.	120,150	3,930,107
Retail Opportunity Investments Corp.	125,139	1,555,478
Saul Centers, Inc.	12,478	458,816
SITE Centers Corp.	176,947	2,565,732
Tanger, Inc.	107,348	2,910,204
Urban Edge Properties(a)	116,666	2,154,821
Whitestone REIT	48,137	640,703

		20,586,224

Semiconductors & Semiconductor Equipment — 2.9%
Alpha & Omega Semiconductor Ltd.*	22,645	846,244
Axcelis Technologies, Inc.*	31,940	4,541,549
CEVA, Inc.*	24,093	464,754
Cohu, Inc.*	46,202	1,529,286
Diodes, Inc.*	45,250	3,254,832
FormFactor, Inc.*	75,743	4,584,724
Ichor Holdings Ltd.*	32,851	1,266,406
Kulicke & Soffa Industries, Inc. (Singapore)	54,434	2,677,608
MaxLinear, Inc.*	74,205	1,494,489
PDF Solutions, Inc.*	30,118	1,095,693
Photronics, Inc.*	62,171	1,533,759
Semtech Corp.*	63,346	1,892,778
SiTime Corp.*	17,290	2,150,530
SMART Global Holdings, Inc.*	51,330	1,173,917
SolarEdge Technologies, Inc.*(a)	56,250	1,420,875
Ultra Clean Holdings, Inc.*	44,050	2,158,450
Veeco Instruments, Inc.*	55,599	2,597,029

		34,682,923

Software — 4.0%
A10 Networks, Inc.	68,696	951,440
ACI Worldwide, Inc.*	103,500	4,097,565
Adeia, Inc.	106,509	1,191,303
Agilysys, Inc.*	19,793	2,061,243
Alarm.com Holdings, Inc.*	49,239	3,128,646
BlackLine, Inc.*	50,350	2,439,458
Box, Inc. (Class A Stock)*(a)	141,700	3,746,548
DoubleVerify Holdings, Inc.*	138,289	2,692,487
Envestnet, Inc.*(a)	49,200	3,079,428
InterDigital, Inc.(a)	25,125	2,928,570
LiveRamp Holdings, Inc.*	64,944	2,009,367
Marathon Digital Holdings, Inc.*(a)	268,000	5,319,800
N-able, Inc.*	68,938	1,049,926
NCR Voyix Corp.*	137,100	1,693,185
Progress Software Corp.	42,412	2,301,275
Sprinklr, Inc. (Class A Stock)*(a)	117,600	1,131,312
SPS Commerce, Inc.*	36,353	6,840,180

		46,661,733

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.(a)	90,275	$2,227,084
Outfront Media, Inc.(a)	143,297	2,049,147
Safehold, Inc.(a)	44,183	852,290
Uniti Group, Inc.(a)	243,981	712,425

		5,840,946

Specialty Retail — 4.6%
Abercrombie & Fitch Co. (Class A Stock)*	50,172	8,922,588
Academy Sports & Outdoors, Inc.(a)	72,410	3,855,833
Advance Auto Parts, Inc.(a)	58,500	3,704,805
American Eagle Outfitters, Inc.(a)	181,579	3,624,317
Asbury Automotive Group, Inc.*(a)	19,806	4,513,193
Boot Barn Holdings, Inc.*(a)	29,847	3,848,174
Buckle, Inc. (The)(a)	29,027	1,072,257
Caleres, Inc.(a)	32,427	1,089,547
Designer Brands, Inc. (Class A Stock)(a)	43,977	300,363
Foot Locker, Inc.	80,700	2,011,044
Group 1 Automotive, Inc.	12,969	3,855,424
Guess?, Inc.(a)	26,725	545,190
Haverty Furniture Cos., Inc.(a)	13,619	344,425
Hibbett, Inc.(a)	12,015	1,047,828
Leslie’s, Inc.*(a)	181,391	760,028
MarineMax, Inc.*	19,909	644,454
Monro, Inc.(a)	29,355	700,410
National Vision Holdings, Inc.*(a)	77,108	1,009,344
ODP Corp. (The)*	31,337	1,230,604
Sally Beauty Holdings, Inc.*(a)	101,611	1,090,286
Shoe Carnival, Inc.	17,549	647,383
Signet Jewelers Ltd.(a)	43,800	3,923,604
Sonic Automotive, Inc. (Class A Stock)(a)	14,586	794,499
Upbound Group, Inc.	43,949	1,349,234
Urban Outfitters, Inc.*(a)	55,655	2,284,638
Victoria’s Secret & Co.*	76,850	1,357,940

		54,527,412

Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.*	44,202	487,990
Xerox Holdings Corp.	112,150	1,303,183

		1,791,173

Textiles, Apparel & Luxury Goods — 1.4%
G-III Apparel Group Ltd.*	39,256	1,062,660
Hanesbrands, Inc.*(a)	345,206	1,701,866
Kontoor Brands, Inc.(a)	48,780	3,226,797
Movado Group, Inc.	15,928	395,970
Oxford Industries, Inc.(a)	14,430	1,445,164
Steven Madden Ltd.	67,697	2,863,583
VF Corp.	324,500	4,380,750
Wolverine World Wide, Inc.(a)	78,454	1,060,698

		16,137,488

Tobacco — 0.2%
Universal Corp.	24,090	1,160,897
Vector Group Ltd.	131,384	1,388,729

		2,549,626

SEE NOTES TO FINANCIAL STATEMENTS.

A213

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 1.5%
Air Lease Corp.(a)	101,650	$4,831,424
Boise Cascade Co.(a)	38,764	4,621,444
DNOW, Inc.*	104,833	1,439,357
DXP Enterprises, Inc.*	12,812	587,302
GMS, Inc.*(a)	39,069	3,149,352
Rush Enterprises, Inc. (Class A Stock)	60,750	2,543,603

		17,172,482

Water Utilities — 0.7%
American States Water Co.	36,552	2,652,578
California Water Service Group	56,677	2,748,268
Middlesex Water Co.	17,457	912,303
SJW Group	28,785	1,560,723

		7,873,872

Wireless Telecommunication Services — 0.3%
Gogo, Inc.*(a)	59,894	576,180
Shenandoah Telecommunications Co.	49,238	804,057
Telephone & Data Systems, Inc.	96,760	2,005,835

		3,386,072

TOTAL COMMON STOCKS (cost $840,306,393)		1,170,822,364

UNAFFILIATED EXCHANGE-TRADED FUND — 0.5%
iShares Core S&P Small-Cap ETF(a)	50,020	5,335,133

(cost $5,303,630)

TOTAL LONG-TERM INVESTMENTS (cost $845,610,023)		1,176,157,497

SHORT-TERM INVESTMENTS — 24.2%

AFFILIATED MUTUAL FUNDS — 24.2%
PGIM Core Ultra Short Bond Fund(wb)	4,053,164	4,053,164
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $281,459,328; includes $280,234,202 of cash collateral for securities on loan)(b)(wb)	281,847,902	281,678,794

TOTAL AFFILIATED MUTUAL FUNDS (cost $285,512,492)		285,731,958

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.289%	09/19/24	500	$494,207

(cost $494,205)

TOTAL SHORT-TERM INVESTMENTS (cost $286,006,697)			286,226,165

TOTAL INVESTMENTS—123.8% (cost $1,131,616,720)			1,462,383,662
Liabilities in excess of other assets(z) — (23.8)%			(280,773,707)

NET ASSETS — 100.0%			$1,181,609,955

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $275,377,778; cash collateral of $280,234,202 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
43	Russell 2000 E-Mini Index	Sep. 2024	$4,439,750	$5,042

SEE NOTES TO FINANCIAL STATEMENTS.

A214

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$494,207

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$15,017,317	$—	$—
Air Freight & Logistics	3,207,748	—	—
Automobile Components	16,211,249	—	—
Automobiles	1,555,323	—	—
Banks	106,233,065	—	—
Beverages	2,236,721	—	—
Biotechnology	20,196,339	—	—
Broadline Retail	2,503,611	—	—
Building Products	21,723,637	—	—
Capital Markets	28,882,757	—	—
Chemicals	27,259,132	—	—
Commercial Services & Supplies	25,162,278	—	—
Communications Equipment	9,640,470	—	—
Construction & Engineering	13,713,594	—	—
Consumer Finance	9,566,711	—	—
Consumer Staples Distribution & Retail	8,478,067	—	—
Containers & Packaging	7,178,781	—	—
Diversified Consumer Services	12,284,249	—	—
Diversified REITs	9,188,279	—	—
Diversified Telecommunication Services	3,767,301	—	—
Electric Utilities	6,248,042	—	—
Electrical Equipment	9,408,503	—	—
Electronic Equipment, Instruments & Components	49,739,232	—	—
Energy Equipment & Services	29,917,287	—	—
Entertainment	5,347,519	—	—
Financial Services	29,254,772	—	—
Food Products	14,701,837	—	—
Gas Utilities	3,680,011	—	—
Ground Transportation	9,792,320	—	—
Health Care Equipment & Supplies	36,200,951	—	—
Health Care Providers & Services	36,013,653	—	—
Health Care REITs	8,456,542	—	—
Health Care Technology	3,959,607	—	—
Hotel & Resort REITs	11,607,888	—	—
Hotels, Restaurants & Leisure	24,115,559	—	—
Household Durables	34,722,893	—	—
Household Products	6,988,553	—	—
Independent Power & Renewable Electricity Producers	2,767,963	—	—
Industrial REITs	5,673,188	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A215

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Insurance	$26,927,117	$—	$—
Interactive Media & Services	12,536,748	—	—
IT Services	7,824,737	—	—
Leisure Products	4,984,312	—	—
Life Sciences Tools & Services	3,781,381	—	—
Machinery	55,350,859	—	—
Marine Transportation	4,393,782	—	—
Media	7,923,656	—	—
Metals & Mining	29,867,541	—	—
Mortgage Real Estate Investment Trusts (REITs)	15,484,182	—	—
Multi-Utilities	3,477,897	—	—
Office REITs	12,404,629	—	—
Oil, Gas & Consumable Fuels	31,689,134	—	—
Paper & Forest Products	3,530,608	—	—
Passenger Airlines	11,484,241	—	—
Personal Care Products	5,036,650	—	—
Pharmaceuticals	21,344,233	—	—
Professional Services	17,899,880	—	—
Real Estate Management & Development	6,634,196	—	—
Residential REITs	4,433,681	—	—
Retail REITs	20,586,224	—	—
Semiconductors & Semiconductor Equipment	34,682,923	—	—
Software	46,661,733	—	—
Specialized REITs	5,840,946	—	—
Specialty Retail	54,527,412	—	—
Technology Hardware, Storage & Peripherals	1,791,173	—	—
Textiles, Apparel & Luxury Goods	16,137,488	—	—
Tobacco	2,549,626	—	—
Trading Companies & Distributors	17,172,482	—	—
Water Utilities	7,873,872	—	—
Wireless Telecommunication Services	3,386,072	—	—
Unaffiliated Exchange-Traded Fund	5,335,133	—	—
Short-Term Investments
Affiliated Mutual Funds	285,731,958	—	—
U.S. Treasury Obligation	—	494,207	—

Total	$1,461,889,455	$494,207	$—

Other Financial Instruments*
Assets
Futures Contracts	$5,042	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (23.7% represents investments purchased with collateral from securities on loan)	24.2%
Banks	9.0
Machinery	4.7
Specialty Retail	4.6
Electronic Equipment, Instruments & Components	4.2
Software	4.0
Health Care Equipment & Supplies	3.1

Health Care Providers & Services	3.0%
Household Durables	2.9
Semiconductors & Semiconductor Equipment	2.9
Oil, Gas & Consumable Fuels	2.7
Energy Equipment & Services	2.5
Metals & Mining	2.5
Financial Services	2.5
Capital Markets	2.4

SEE NOTES TO FINANCIAL STATEMENTS.

A216

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Chemicals	2.3%
Insurance	2.3
Commercial Services & Supplies	2.1
Hotels, Restaurants & Leisure	2.0
Building Products	1.8
Pharmaceuticals	1.8
Retail REITs	1.7
Biotechnology	1.7
Professional Services	1.5
Trading Companies & Distributors	1.5
Automobile Components	1.4
Textiles, Apparel & Luxury Goods	1.4
Mortgage Real Estate Investment Trusts (REITs)	1.3
Aerospace & Defense	1.3
Food Products	1.2
Construction & Engineering	1.2
Interactive Media & Services	1.1
Office REITs	1.1
Diversified Consumer Services	1.0
Hotel & Resort REITs	1.0
Passenger Airlines	1.0
Ground Transportation	0.8
Communications Equipment	0.8
Consumer Finance	0.8
Electrical Equipment	0.8
Diversified REITs	0.8
Consumer Staples Distribution & Retail	0.7
Health Care REITs	0.7
Media	0.7
Water Utilities	0.7
IT Services	0.7
Containers & Packaging	0.6

Household Products	0.6%
Real Estate Management & Development	0.6
Electric Utilities	0.5
Specialized REITs	0.5
Industrial REITs	0.5
Entertainment	0.5
Unaffiliated Exchange-Traded Fund	0.5
Personal Care Products	0.4
Leisure Products	0.4
Residential REITs	0.4
Marine Transportation	0.4
Health Care Technology	0.3
Life Sciences Tools & Services	0.3
Diversified Telecommunication Services	0.3
Gas Utilities	0.3
Paper & Forest Products	0.3
Multi-Utilities	0.3
Wireless Telecommunication Services	0.3
Air Freight & Logistics	0.3
Independent Power & Renewable Electricity Producers	0.2
Tobacco	0.2
Broadline Retail	0.2
Beverages	0.2
Technology Hardware, Storage & Peripherals	0.2
Automobiles	0.1
U.S. Treasury Obligation	0.0 *

123.8
Liabilities in excess of other assets	(23.8)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$5,042*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A217

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$510,503

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(394,519)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$4,751,810

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$275,377,778	$(275,377,778)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A218

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $275,377,778:
Unaffiliated investments (cost $846,104,228)	$1,176,651,704
Affiliated investments (cost $285,512,492)	285,731,958
Dividends and interest receivable	1,524,732
Receivable for Portfolio shares sold	281,261
Due from broker-variation margin futures	13,796
Tax reclaim receivable	7,156
Prepaid expenses and other assets	9,876

Total Assets	1,464,220,483

LIABILITIES
Payable to broker for collateral for securities on loan	280,234,202
Accrued expenses and other liabilities	1,541,387
Management fee payable	338,326
Payable for Portfolio shares purchased	323,478
Payable for investments purchased	162,540
Payable to affiliate	7,156
Distribution fee payable	2,249
Affiliated transfer agent fee payable	1,190

Total Liabilities	282,610,528

NET ASSETS	$1,181,609,955

Net assets were comprised of:
Partners’ Equity	$1,181,609,955

Class I: Net asset value and redemption price per share, $1,170,586,422 / 20,218,059 outstanding shares of beneficial interest	$57.90

Class III: Net asset value and redemption price per share, $11,023,533 / 191,913 outstanding shares of beneficial interest	$57.44

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $8,099 foreign withholding tax)	$9,364,239
Income from securities lending, net (including affiliated income of $365,025)	428,733
Affiliated dividend income	113,331
Interest income	17,133

Total income	9,923,436

EXPENSES
Management fee	2,073,082
Distribution fee—Class III	13,638
Custodian and accounting fees	57,569
Shareholders’ reports	33,281
Audit fee	22,133
Professional Fees	19,952
Trustees’ fees	13,225
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,732
Miscellaneous	31,226

Total expenses	2,269,838

NET INVESTMENT INCOME (LOSS)	7,653,598

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,955))	25,895,021
Futures transactions	510,503

26,405,524

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(43,098))	(44,480,074)
Futures	(394,519)

(44,874,593)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(18,469,069)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,815,471)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,653,598	$14,071,558
Net realized gain (loss) on investment transactions	26,405,524	3,559,480
Net change in unrealized appreciation (depreciation) on investments	(44,874,593)	137,588,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,815,471)	155,219,330

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	19,581,657	42,578,494
Net asset value of shares issued in merger	—	284,937,009
Portfolio shares purchased	(55,668,764)	(68,714,581)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(36,087,107)	258,800,922

TOTAL INCREASE (DECREASE)	(46,902,578)	414,020,252
NET ASSETS:
Beginning of period	1,228,512,533	814,492,281

End of period	$1,181,609,955	$1,228,512,533

SEE NOTES TO FINANCIAL STATEMENTS.

A219

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$58.40		$50.46	$60.34	$47.76	$43.03	$35.15

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.75	0.59	0.51	0.40	0.46
Net realized and unrealized gain (loss) on investment transactions	(0.87)		7.19	(10.47)	12.07	4.33	7.42

Total from investment operations	(0.50)		7.94	(9.88)	12.58	4.73	7.88

Net Asset Value, end of period	$57.90		$58.40	$50.46	$60.34	$47.76	$43.03

Total Return(b)	(0.87)%		15.74%	(16.37)%	26.34%	10.99%	22.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,171		$1,217	$806	$1,024	$858	$834
Average net assets (in millions)	$1,180		$979	$870	$1,002	$701	$794
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.40%	0.39%
Expenses before waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.40%	0.39%
Net investment income (loss)	1.29	%(d)	1.43%	1.11%	0.89%	1.07%	1.15%
Portfolio turnover rate(e)	11%		31%	17%	18%	18%	19%

Class III
	Six Months Ended June 30,		Year Ended December 31,		April 26, 2021(f) through December 31,
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$58.01		$50.25	$60.24	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.61	0.47	0.31
Net realized and unrealized gain (loss) on investment transactions	(0.87)		7.15	(10.46)	2.20

Total from investment operations	(0.57)		7.76	(9.99)	2.51

Net Asset Value, end of period	$57.44		$58.01	$50.25	$60.24

Total Return(b)	(0.98)%		15.44%	(16.58)%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$11	$9	$6
Average net assets (in millions)	$11		$10	$8	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.63%	0.62	%(g)
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.63%	0.62	%(g)
Net investment income (loss)	1.05	%(d)	1.18%	0.90%	0.76	%(g)
Portfolio turnover rate(e)	11%		31%	17%	18%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A220

PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS — 97.3%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.*	12,800	$3,766,272
Boeing Co. (The)*	104,136	18,953,793
General Dynamics Corp.	40,960	11,884,135
General Electric Co.	197,455	31,389,421
Howmet Aerospace, Inc.	70,492	5,472,294
Huntington Ingalls Industries, Inc.	7,200	1,773,576
L3Harris Technologies, Inc.	34,180	7,676,144
Lockheed Martin Corp.	38,508	17,987,087
Northrop Grumman Corp.	25,066	10,927,523
RTX Corp.	245,348	24,630,486
Textron, Inc.	35,650	3,060,909
TransDigm Group, Inc.	10,090	12,891,085

		150,412,725

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	21,000	1,850,520
Expeditors International of Washington, Inc.	25,500	3,182,145
FedEx Corp.	40,840	12,245,466
United Parcel Service, Inc. (Class B Stock)	131,600	18,009,460

		35,287,591

Automobile Components — 0.1%
Aptiv PLC*	49,100	3,457,622
BorgWarner, Inc.	41,100	1,325,064

		4,782,686

Automobiles — 1.4%
Ford Motor Co.	706,459	8,858,996
General Motors Co.	205,800	9,561,468
Tesla, Inc.*	500,450	99,029,046

		117,449,510

Banks — 3.1%
Bank of America Corp.	1,227,232	48,807,016
Citigroup, Inc.	344,122	21,837,982
Citizens Financial Group, Inc.	82,100	2,958,063
Fifth Third Bancorp	123,349	4,501,005
Huntington Bancshares, Inc.	258,275	3,404,064
JPMorgan Chase & Co.	517,995	104,769,669
KeyCorp(a)	167,600	2,381,596
M&T Bank Corp.	29,861	4,519,761
PNC Financial Services Group, Inc. (The)	71,643	11,139,054
Regions Financial Corp.	165,212	3,310,848
Truist Financial Corp.	240,626	9,348,320
U.S. Bancorp	281,481	11,174,796
Wells Fargo & Co.	628,876	37,348,946

		265,501,120

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)(a)	33,125	1,430,669
Coca-Cola Co. (The)	701,450	44,647,292
Constellation Brands, Inc. (Class A Stock)(a)	29,100	7,486,848

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	187,400	$6,259,160
Molson Coors Beverage Co. (Class B Stock)(a)	33,400	1,697,722
Monster Beverage Corp.*	127,990	6,393,101
PepsiCo, Inc.	247,944	40,893,404

		108,808,196

Biotechnology — 1.8%
AbbVie, Inc.	318,489	54,627,233
Amgen, Inc.	96,594	30,180,795
Biogen, Inc.*	26,255	6,086,434
Gilead Sciences, Inc.	224,200	15,382,362
Incyte Corp.*	28,570	1,731,914
Moderna, Inc.*	59,900	7,113,125
Regeneron Pharmaceuticals, Inc.*	19,070	20,043,142
Vertex Pharmaceuticals, Inc.*	46,560	21,823,603

		156,988,608

Broadline Retail — 3.8%
Amazon.com, Inc.*	1,651,000	319,055,750
eBay, Inc.(a)	91,300	4,904,636
Etsy, Inc.*	21,500	1,268,070

		325,228,456

Building Products — 0.5%
A.O. Smith Corp.	22,200	1,815,516
Allegion PLC	15,833	1,870,669
Builders FirstSource, Inc.*	22,200	3,072,702
Carrier Global Corp.	151,167	9,535,614
Johnson Controls International PLC	121,515	8,077,102
Masco Corp.(a)	39,630	2,642,132
Trane Technologies PLC	40,800	13,420,344

		40,434,079

Capital Markets — 2.7%
Ameriprise Financial, Inc.	17,950	7,668,060
Bank of New York Mellon Corp. (The)	134,849	8,076,107
BlackRock, Inc.	25,180	19,824,718
Blackstone, Inc.	128,900	15,957,820
Cboe Global Markets, Inc.	19,200	3,265,152
Charles Schwab Corp. (The)	269,300	19,844,717
CME Group, Inc.	64,860	12,751,476
FactSet Research Systems, Inc.(a)	6,900	2,817,063
Franklin Resources, Inc.	54,200	1,211,370
Goldman Sachs Group, Inc. (The)	58,170	26,311,454
Intercontinental Exchange, Inc.	102,990	14,098,301
Invesco Ltd.	82,700	1,237,192
KKR & Co., Inc.	120,100	12,639,324
MarketAxess Holdings, Inc.	6,800	1,363,604
Moody’s Corp.	28,370	11,941,784
Morgan Stanley	226,078	21,972,521
MSCI, Inc.	14,230	6,855,302
Nasdaq, Inc.	67,500	4,067,550
Northern Trust Corp.	36,900	3,098,862
Raymond James Financial, Inc.	33,750	4,171,838
S&P Global, Inc.	57,746	25,754,716
State Street Corp.	54,475	4,031,150

SEE NOTES TO FINANCIAL STATEMENTS.

A221

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.(a)	40,300	$4,646,993

		233,607,074

Chemicals — 1.4%
Air Products & Chemicals, Inc.	40,050	10,334,903
Albemarle Corp.(a)	21,100	2,015,472
Celanese Corp.(a)	18,000	2,428,020
CF Industries Holdings, Inc.	33,000	2,445,960
Corteva, Inc.	125,756	6,783,279
Dow, Inc.	126,522	6,711,992
DuPont de Nemours, Inc.	75,456	6,073,453
Eastman Chemical Co.	21,200	2,076,964
Ecolab, Inc.	45,800	10,900,400
FMC Corp.(a)	22,650	1,303,508
International Flavors & Fragrances, Inc.	46,240	4,402,510
Linde PLC	87,300	38,308,113
LyondellBasell Industries NV (Class A Stock)	46,400	4,438,624
Mosaic Co. (The)	58,000	1,676,200
PPG Industries, Inc.	42,500	5,350,325
Sherwin-Williams Co. (The)	42,100	12,563,903

		117,813,626

Commercial Services & Supplies — 0.6%
Cintas Corp.	15,600	10,924,056
Copart, Inc.*	157,400	8,524,784
Republic Services, Inc.	36,835	7,158,514
Rollins, Inc.	50,125	2,445,599
Veralto Corp.	39,466	3,767,819
Waste Management, Inc.	65,830	14,044,172

		46,864,944

Communications Equipment — 0.8%
Arista Networks, Inc.*	45,800	16,051,984
Cisco Systems, Inc.	729,575	34,662,108
F5, Inc.*	10,750	1,851,473
Juniper Networks, Inc.	57,400	2,092,804
Motorola Solutions, Inc.	29,927	11,553,318

		66,211,687

Construction & Engineering — 0.1%
Quanta Services, Inc.	26,400	6,707,976

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,120	6,024,816
Vulcan Materials Co.	24,000	5,968,320

		11,993,136

Consumer Finance — 0.5%
American Express Co.	102,550	23,745,452
Capital One Financial Corp.	68,769	9,521,068
Discover Financial Services	44,905	5,874,023
Synchrony Financial(a)	72,430	3,417,972

		42,558,515

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	80,072	68,060,399
Dollar General Corp.(a)	39,400	5,209,862
Dollar Tree, Inc.*	37,347	3,987,539

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Kroger Co. (The)	120,800	$6,031,544
Sysco Corp.(a)	89,800	6,410,822
Target Corp.	83,368	12,341,799
Walgreens Boots Alliance, Inc.(a)	129,100	1,561,465
Walmart, Inc.	770,700	52,184,097

		155,787,527

Containers & Packaging — 0.2%
Amcor PLC	260,300	2,545,734
Avery Dennison Corp.	14,600	3,192,290
Ball Corp.	56,400	3,385,128
International Paper Co.(a)	62,367	2,691,136
Packaging Corp. of America	16,200	2,957,472
Westrock Co.	46,161	2,320,052

		17,091,812

Distributors — 0.1%
Genuine Parts Co.	25,125	3,475,290
LKQ Corp.	48,100	2,000,479
Pool Corp.(a)	6,920	2,126,724

		7,602,493

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,293,371	24,716,320
Verizon Communications, Inc.	759,288	31,313,037

		56,029,357

Electric Utilities — 1.4%
Alliant Energy Corp.	45,900	2,336,310
American Electric Power Co., Inc.(a)	94,640	8,303,714
Constellation Energy Corp.	56,824	11,380,142
Duke Energy Corp.	138,848	13,916,735
Edison International	69,100	4,962,071
Entergy Corp.	38,500	4,119,500
Evergy, Inc.	41,500	2,198,255
Eversource Energy	63,500	3,601,085
Exelon Corp.	180,373	6,242,709
FirstEnergy Corp.	92,780	3,550,691
NextEra Energy, Inc.	370,200	26,213,862
NRG Energy, Inc.	37,600	2,927,536
PG&E Corp.	384,300	6,709,878
Pinnacle West Capital Corp.	20,200	1,542,876
PPL Corp.	132,800	3,671,920
Southern Co. (The)	197,200	15,296,804
Xcel Energy, Inc.	100,195	5,351,415

		122,325,503

Electrical Equipment — 0.7%
AMETEK, Inc.	41,800	6,968,478
Eaton Corp. PLC	72,111	22,610,404
Emerson Electric Co.	103,000	11,346,480
GE Vernova, Inc.*	49,488	8,487,687
Generac Holdings, Inc.*(a)	10,900	1,441,198
Hubbell, Inc.	9,600	3,508,608
Rockwell Automation, Inc.(a)	20,620	5,676,273

		60,039,128

SEE NOTES TO FINANCIAL STATEMENTS.

A222

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	216,700	$14,599,079
CDW Corp.	24,300	5,439,312
Corning, Inc.	139,100	5,404,035
Jabil, Inc.	21,800	2,371,622
Keysight Technologies, Inc.*	31,500	4,307,625
TE Connectivity Ltd.	55,900	8,409,037
Teledyne Technologies, Inc.*	8,479	3,289,683
Trimble, Inc.*	44,700	2,499,624
Zebra Technologies Corp. (Class A Stock)*	9,180	2,835,977

		49,155,994

Energy Equipment & Services — 0.3%
Baker Hughes Co.	180,648	6,353,390
Halliburton Co.	160,600	5,425,068
Schlumberger NV	257,298	12,139,320

		23,917,778

Entertainment — 1.2%
Electronic Arts, Inc.(a)	43,900	6,116,587
Live Nation Entertainment, Inc.*	25,700	2,409,118
Netflix, Inc.*	77,730	52,458,422
Take-Two Interactive Software, Inc.*	28,650	4,454,789
Walt Disney Co. (The)	328,822	32,648,736
Warner Bros Discovery, Inc.*	399,508	2,972,340

		101,059,992

Financial Services — 3.7%
Berkshire Hathaway, Inc. (Class B Stock)*	326,610	132,864,948
Corpay, Inc.*	12,700	3,383,407
Fidelity National Information Services, Inc.	100,300	7,558,608
Fiserv, Inc.*	108,900	16,230,456
Global Payments, Inc.	46,013	4,449,457
Jack Henry & Associates, Inc.	13,250	2,199,765
Mastercard, Inc. (Class A Stock)	148,850	65,666,666
PayPal Holdings, Inc.*	188,700	10,950,261
Visa, Inc. (Class A Stock)(a)	284,000	74,541,480

		317,845,048

Food Products — 0.7%
Archer-Daniels-Midland Co.	89,238	5,394,437
Bunge Global SA(a)	25,500	2,722,635
Campbell Soup Co.	35,800	1,617,802
Conagra Brands, Inc.	86,000	2,444,120
General Mills, Inc.(a)	101,800	6,439,868
Hershey Co. (The)	26,600	4,889,878
Hormel Foods Corp.	52,000	1,585,480
J.M. Smucker Co. (The)	19,000	2,071,760
Kellanova	47,550	2,742,684
Kraft Heinz Co. (The)	142,337	4,586,098
Lamb Weston Holdings, Inc.	26,200	2,202,896
McCormick & Co., Inc.	45,300	3,213,582
Mondelez International, Inc. (Class A Stock)	242,011	15,837,200
Tyson Foods, Inc. (Class A Stock)	51,600	2,948,424

		58,696,864

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 0.0%
Atmos Energy Corp.	26,900	$3,137,885

Ground Transportation — 0.9%
CSX Corp.	352,616	11,795,005
J.B. Hunt Transport Services, Inc.	14,700	2,352,000
Norfolk Southern Corp.	40,700	8,737,883
Old Dominion Freight Line, Inc.	32,200	5,686,520
Uber Technologies, Inc.*	376,900	27,393,092
Union Pacific Corp.	109,750	24,832,035

		80,796,535

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	313,825	32,609,556
Align Technology, Inc.*	12,620	3,046,847
Baxter International, Inc.	91,700	3,067,365
Becton, Dickinson & Co.	52,099	12,176,057
Boston Scientific Corp.*	264,349	20,357,516
Cooper Cos., Inc. (The)	35,920	3,135,816
Dexcom, Inc.*	71,720	8,131,614
Edwards Lifesciences Corp.*	108,750	10,045,237
GE HealthCare Technologies, Inc.	76,118	5,931,115
Hologic, Inc.*	42,350	3,144,487
IDEXX Laboratories, Inc.*	14,980	7,298,256
Insulet Corp.*	12,500	2,522,500
Intuitive Surgical, Inc.*	63,580	28,283,563
Medtronic PLC	239,828	18,876,862
ResMed, Inc.(a)	26,500	5,072,630
Solventum Corp.*(a)	24,897	1,316,553
STERIS PLC	17,900	3,929,766
Stryker Corp.	60,970	20,745,042
Teleflex, Inc.	8,550	1,798,322
Zimmer Biomet Holdings, Inc.	37,086	4,024,944

		195,514,048

Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	43,875	4,313,790
Cencora, Inc.	30,000	6,759,000
Centene Corp.*	96,168	6,375,938
Cigna Group (The)	51,232	16,935,762
CVS Health Corp.	227,099	13,412,467
DaVita, Inc.*(a)	9,300	1,288,701
Elevance Health, Inc.	41,920	22,714,771
HCA Healthcare, Inc.(a)	35,000	11,244,800
Henry Schein, Inc.*(a)	23,100	1,480,710
Humana, Inc.	21,730	8,119,415
Labcorp Holdings, Inc.	15,300	3,113,703
McKesson Corp.	23,707	13,845,836
Molina Healthcare, Inc.*	10,500	3,121,650
Quest Diagnostics, Inc.	20,300	2,778,664
UnitedHealth Group, Inc.	165,990	84,532,068
Universal Health Services, Inc. (Class B Stock)	11,000	2,034,230

		202,071,505

Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	28,280	3,307,912
Healthpeak Properties, Inc.	125,800	2,465,680
Ventas, Inc.	72,504	3,716,555

SEE NOTES TO FINANCIAL STATEMENTS.

A223

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care REITs (cont’d.)
Welltower, Inc.	99,800	$10,404,150

		19,894,297

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	127,226	2,287,523

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	79,600	12,069,748
Booking Holdings, Inc.	6,120	24,244,380
Caesars Entertainment, Inc.*(a)	38,400	1,526,016
Carnival Corp.*	180,700	3,382,704
Chipotle Mexican Grill, Inc.*(a)	247,250	15,490,213
Darden Restaurants, Inc.	21,600	3,268,512
Domino’s Pizza, Inc.	6,300	3,252,879
Expedia Group, Inc.*	22,900	2,885,171
Hilton Worldwide Holdings, Inc.	45,100	9,840,820
Las Vegas Sands Corp.	66,700	2,951,475
Marriott International, Inc. (Class A Stock)	43,273	10,462,113
McDonald’s Corp.	129,960	33,119,006
MGM Resorts International*	45,300	2,013,132
Norwegian Cruise Line Holdings Ltd.*	75,500	1,418,645
Royal Caribbean Cruises Ltd.*(a)	42,700	6,807,661
Starbucks Corp.	204,300	15,904,755
Wynn Resorts Ltd.	17,400	1,557,300
Yum! Brands, Inc.(a)	50,400	6,675,984

		156,870,514

Household Durables — 0.3%
D.R. Horton, Inc.	53,500	7,539,755
Garmin Ltd.(a)	27,600	4,496,592
Lennar Corp. (Class A Stock)	44,200	6,624,254
Mohawk Industries, Inc.*	9,500	1,079,105
NVR, Inc.*	570	4,325,479
PulteGroup, Inc.	38,285	4,215,179

		28,280,364

Household Products — 1.2%
Church & Dwight Co., Inc.	44,100	4,572,288
Clorox Co. (The)(a)	22,300	3,043,281
Colgate-Palmolive Co.	148,300	14,391,032
Kimberly-Clark Corp.	60,838	8,407,811
Procter & Gamble Co. (The)	424,476	70,004,582

		100,418,994

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	128,200	2,252,474
Vistra Corp.	58,900	5,064,222

		7,316,696

Industrial Conglomerates — 0.4%
3M Co.	99,590	10,177,102
Honeywell International, Inc.	117,450	25,080,273

		35,257,375

Industrial REITs — 0.2%
Prologis, Inc.	166,980	18,753,524

Insurance — 2.0%
Aflac, Inc.	94,800	8,466,588

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Allstate Corp. (The)	47,628	$7,604,286
American International Group, Inc.	119,729	8,888,681
Aon PLC (Class A Stock)	39,225	11,515,676
Arch Capital Group Ltd.*	67,500	6,810,075
Arthur J. Gallagher & Co.	39,450	10,229,780
Assurant, Inc.	9,600	1,596,000
Brown & Brown, Inc.(a)	42,700	3,817,807
Chubb Ltd.	73,130	18,654,000
Cincinnati Financial Corp.	28,428	3,357,347
Everest Group Ltd.(a)	7,900	3,010,058
Globe Life, Inc.	15,475	1,273,283
Hartford Financial Services Group, Inc. (The)	53,400	5,368,836
Loews Corp.	32,926	2,460,889
Marsh & McLennan Cos., Inc.	88,800	18,711,936
MetLife, Inc.	107,780	7,565,078
Principal Financial Group, Inc.	38,900	3,051,705
Progressive Corp. (The)	105,700	21,954,947
Prudential Financial, Inc.(a)	64,800	7,593,912
Travelers Cos., Inc. (The)	41,348	8,407,702
W.R. Berkley Corp.(a)	36,700	2,883,886
Willis Towers Watson PLC	18,600	4,875,804

		168,098,276

Interactive Media & Services — 6.5%
Alphabet, Inc. (Class A Stock)	1,059,580	193,002,497
Alphabet, Inc. (Class C Stock)	881,500	161,684,730
Match Group, Inc.*	48,900	1,485,582
Meta Platforms, Inc. (Class A Stock)	395,300	199,318,166

		555,490,975

IT Services — 1.0%
Accenture PLC (Class A Stock)	113,450	34,421,865
Akamai Technologies, Inc.*	27,200	2,450,176
Cognizant Technology Solutions Corp. (Class A Stock)	89,700	6,099,600
EPAM Systems, Inc.*	10,340	1,945,057
Gartner, Inc.*	14,050	6,309,293
GoDaddy, Inc. (Class A Stock)*	20,100	2,808,171
International Business Machines Corp.	165,125	28,558,369
VeriSign, Inc.*	15,600	2,773,680

		85,366,211

Leisure Products — 0.0%
Hasbro, Inc.	23,550	1,377,675

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	52,682	6,829,168
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	3,660	999,583
Bio-Techne Corp.(a)	28,120	2,014,798
Charles River Laboratories International, Inc.*(a)	9,300	1,921,194
Danaher Corp.	118,900	29,707,165
IQVIA Holdings, Inc.*	32,900	6,956,376
Mettler-Toledo International, Inc.*(a)	3,850	5,380,721
Revvity, Inc.(a)	22,600	2,369,836
Thermo Fisher Scientific, Inc.	69,540	38,455,620
Waters Corp.*	10,750	3,118,790

SEE NOTES TO FINANCIAL STATEMENTS.

A224

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	13,100	$4,315,009

		102,068,260

Machinery — 1.6%
Caterpillar, Inc.	88,250	29,396,075
Cummins, Inc.	24,750	6,854,017
Deere & Co.	46,750	17,467,202
Dover Corp.	24,800	4,475,160
Fortive Corp.	63,500	4,705,350
IDEX Corp.	13,700	2,756,440
Illinois Tool Works, Inc.	48,975	11,605,116
Ingersoll Rand, Inc.	72,837	6,616,513
Nordson Corp.(a)	9,800	2,273,012
Otis Worldwide Corp.	73,183	7,044,596
PACCAR, Inc.(a)	94,592	9,737,300
Parker-Hannifin Corp.	23,187	11,728,216
Pentair PLC	29,607	2,269,969
Snap-on, Inc.(a)	9,550	2,496,275
Stanley Black & Decker, Inc.	27,535	2,199,771
Westinghouse Air Brake Technologies Corp.	32,212	5,091,107
Xylem, Inc.	43,700	5,927,031

		132,643,150

Media — 0.5%
Charter Communications, Inc. (Class A Stock)*(a)	17,650	5,276,644
Comcast Corp. (Class A Stock)	706,092	27,650,563
Fox Corp. (Class A Stock)(a)	41,666	1,432,060
Fox Corp. (Class B Stock)	23,666	757,785
Interpublic Group of Cos., Inc. (The)(a)	69,162	2,011,923
News Corp. (Class A Stock)	67,925	1,872,692
News Corp. (Class B Stock)(a)	21,400	607,546
Omnicom Group, Inc.(a)	35,300	3,166,410
Paramount Global (Class B Stock)(a)	86,766	901,499

		43,677,122

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	259,112	12,592,843
Newmont Corp.(a)	207,603	8,692,338
Nucor Corp.	43,300	6,844,864
Steel Dynamics, Inc.	26,700	3,457,650

		31,587,695

Multi-Utilities — 0.6%
Ameren Corp.	48,100	3,420,391
CenterPoint Energy, Inc.	115,410	3,575,402
CMS Energy Corp.	53,900	3,208,667
Consolidated Edison, Inc.	62,300	5,570,866
Dominion Energy, Inc.	151,240	7,410,760
DTE Energy Co.	37,100	4,118,471
NiSource, Inc.	80,850	2,329,289
Public Service Enterprise Group, Inc.	90,000	6,633,000
Sempra	113,708	8,648,630
WEC Energy Group, Inc.	56,676	4,446,799

		49,362,275

	Shares	Value
COMMON STOCKS (continued)
Office REITs — 0.0%
Boston Properties, Inc.(a)	25,700	$1,582,092

Oil, Gas & Consumable Fuels — 3.3%
APA Corp.	65,550	1,929,792
Chevron Corp.	309,159	48,358,651
ConocoPhillips	210,961	24,129,719
Coterra Energy, Inc.	134,300	3,581,781
Devon Energy Corp.	114,000	5,403,600
Diamondback Energy, Inc.	32,100	6,426,099
EOG Resources, Inc.	103,700	13,052,719
EQT Corp.(a)	79,700	2,947,306
Exxon Mobil Corp.	809,219	93,157,291
Hess Corp.	49,875	7,357,560
Kinder Morgan, Inc.	348,743	6,929,523
Marathon Oil Corp.	101,794	2,918,434
Marathon Petroleum Corp.	63,587	11,031,073
Occidental Petroleum Corp.(a)	119,328	7,521,244
ONEOK, Inc.	104,840	8,549,702
Phillips 66	76,464	10,794,423
Targa Resources Corp.	40,200	5,176,956
Valero Energy Corp.	59,000	9,248,840
Williams Cos., Inc. (The)	219,300	9,320,250

		277,834,963

Passenger Airlines — 0.1%
American Airlines Group, Inc.*(a)	116,900	1,324,477
Delta Air Lines, Inc.	116,000	5,503,040
Southwest Airlines Co.(a)	107,337	3,070,912
United Airlines Holdings, Inc.*(a)	59,200	2,880,672

		12,779,101

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	42,100	4,479,440
Kenvue, Inc.	343,600	6,246,648

		10,726,088

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	366,490	15,220,330
Catalent, Inc.*	32,400	1,821,852
Eli Lilly & Co.	143,880	130,266,075
Johnson & Johnson	433,246	63,323,235
Merck & Co., Inc.	456,403	56,502,691
Pfizer, Inc.	1,022,123	28,599,002
Viatris, Inc.	217,794	2,315,150
Zoetis, Inc.	82,300	14,267,528

		312,315,863

Professional Services — 0.6%
Automatic Data Processing, Inc.	73,810	17,617,709
Broadridge Financial Solutions, Inc.(a)	21,300	4,196,100
Dayforce, Inc.*(a)	27,700	1,373,920
Equifax, Inc.	22,250	5,394,735
Jacobs Solutions, Inc.	22,800	3,185,388
Leidos Holdings, Inc.	24,750	3,610,530
Paychex, Inc.(a)	57,850	6,858,696
Paycom Software, Inc.	8,800	1,258,752

SEE NOTES TO FINANCIAL STATEMENTS.

A225

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (cont’d.)
Verisk Analytics, Inc.	25,800	$6,954,390

		50,450,220

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	54,400	4,847,584
CoStar Group, Inc.*	73,500	5,449,290

		10,296,874

Residential REITs — 0.3%
AvalonBay Communities, Inc.	25,768	5,331,141
Camden Property Trust(a)	19,200	2,094,912
Equity Residential	62,100	4,306,014
Essex Property Trust, Inc.(a)	11,670	3,176,574
Invitation Homes, Inc.	104,000	3,732,560
Mid-America Apartment Communities, Inc.	21,000	2,994,810
UDR, Inc.(a)	54,600	2,246,790

		23,882,801

Retail REITs — 0.3%
Federal Realty Investment Trust	13,400	1,352,998
Kimco Realty Corp.	119,500	2,325,470
Realty Income Corp.(a)	157,100	8,298,022
Regency Centers Corp.(a)	29,800	1,853,560
Simon Property Group, Inc.	58,711	8,912,330

		22,742,380

Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.*	291,595	47,299,625
Analog Devices, Inc.	89,494	20,427,901
Applied Materials, Inc.	149,900	35,374,901
Broadcom, Inc.	78,580	126,162,547
Enphase Energy, Inc.*(a)	24,700	2,462,837
First Solar, Inc.*	19,200	4,328,832
Intel Corp.	767,900	23,781,863
KLA Corp.	24,280	20,019,103
Lam Research Corp.	23,580	25,109,163
Microchip Technology, Inc.(a)	97,400	8,912,100
Micron Technology, Inc.	199,800	26,279,694
Monolithic Power Systems, Inc.	8,780	7,214,350
NVIDIA Corp.	4,437,100	548,159,334
NXP Semiconductors NV (China)	46,100	12,405,049
ON Semiconductor Corp.*	77,100	5,285,205
Qorvo, Inc.*	17,486	2,029,075
QUALCOMM, Inc.	201,650	40,164,647
Skyworks Solutions, Inc.	28,600	3,048,188
Teradyne, Inc.	28,200	4,181,778
Texas Instruments, Inc.	164,100	31,922,373

		994,568,565

Software — 10.7%
Adobe, Inc.*	80,815	44,895,965
ANSYS, Inc.*	15,800	5,079,700
Autodesk, Inc.*	38,470	9,519,402
Cadence Design Systems, Inc.*	49,100	15,110,525
Crowdstrike Holdings, Inc. (Class A Stock)*	41,600	15,940,704
Fair Isaac Corp.*(a)	4,470	6,654,310

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Fortinet, Inc.*	114,800	$6,918,996
Gen Digital, Inc.(a)	99,411	2,483,287
Intuit, Inc.	50,460	33,162,817
Microsoft Corp.	1,340,680	599,216,926
Oracle Corp.	287,695	40,622,534
Palo Alto Networks, Inc.*	58,300	19,764,283
PTC, Inc.*(a)	21,600	3,924,072
Roper Technologies, Inc.(a)	19,300	10,878,638
Salesforce, Inc.	175,200	45,043,920
ServiceNow, Inc.*	36,990	29,098,923
Synopsys, Inc.*	27,520	16,376,051
Tyler Technologies, Inc.*(a)	7,580	3,811,072

		908,502,125

Specialized REITs — 0.9%
American Tower Corp.	84,000	16,327,920
Crown Castle, Inc.	78,250	7,645,025
Digital Realty Trust, Inc.	58,500	8,894,925
Equinix, Inc.	17,115	12,949,209
Extra Space Storage, Inc.	38,000	5,905,580
Iron Mountain, Inc.(a)	52,930	4,743,587
Public Storage	28,550	8,212,407
SBA Communications Corp.	19,430	3,814,109
VICI Properties, Inc.	188,200	5,390,048
Weyerhaeuser Co.	131,430	3,731,298

		77,614,108

Specialty Retail — 1.8%
AutoZone, Inc.*	3,120	9,247,992
Bath & Body Works, Inc.	40,396	1,577,464
Best Buy Co., Inc.(a)	35,025	2,952,257
CarMax, Inc.*(a)	28,500	2,090,190
Home Depot, Inc. (The)	178,769	61,539,441
Lowe’s Cos., Inc.	103,175	22,745,960
O’Reilly Automotive, Inc.*	10,640	11,236,478
Ross Stores, Inc.	60,500	8,791,860
TJX Cos., Inc. (The)	204,300	22,493,430
Tractor Supply Co.(a)	19,400	5,238,000
Ulta Beauty, Inc.*	8,770	3,384,080

		151,297,152

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	2,600,020	547,616,213
Hewlett Packard Enterprise Co.	232,966	4,931,890
HP, Inc.	156,366	5,475,937
NetApp, Inc.	37,200	4,791,360
Seagate Technology Holdings PLC(a)	35,250	3,640,268
Super Micro Computer, Inc.*(a)	9,080	7,439,698
Western Digital Corp.*	58,368	4,422,543

		578,317,909

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	4,640	4,491,288
Lululemon Athletica, Inc.*(a)	20,800	6,212,960
NIKE, Inc. (Class B Stock)	218,500	16,468,345
Ralph Lauren Corp.	7,200	1,260,432
Tapestry, Inc.(a)	41,700	1,784,343

		30,217,368

SEE NOTES TO FINANCIAL STATEMENTS.

A226

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco — 0.5%
Altria Group, Inc.	318,200	$14,494,010
Philip Morris International, Inc.	279,700	28,342,001

		42,836,011

Trading Companies & Distributors — 0.3%
Fastenal Co.(a)	103,300	6,491,372
United Rentals, Inc.	12,020	7,773,695
W.W. Grainger, Inc.	7,880	7,109,651

		21,374,718

Water Utilities — 0.1%
American Water Works Co., Inc.	35,350	4,565,806

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	93,000	16,384,740

TOTAL COMMON STOCKS
(cost $1,794,428,328)		8,268,761,208

UNAFFILIATED EXCHANGE-TRADED FUND — 1.2%
iShares Core S&P 500 ETF	193,000	105,615,390

(cost $75,109,737)
TOTAL LONG-TERM INVESTMENTS
(cost $1,869,538,065)		8,374,376,598

SHORT-TERM INVESTMENTS — 4.9%
AFFILIATED MUTUAL FUNDS — 4.8%
PGIM Core Ultra Short Bond Fund(wb)	113,851,131	113,851,131
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $292,945,531; includes $292,005,454 of cash collateral for securities on loan)(b)(wb)	293,318,216	293,142,225

TOTAL AFFILIATED MUTUAL FUNDS (cost $406,796,662)		406,993,356

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
5.289%	09/19/24	7,300	$7,215,422

(cost $7,215,401)

TOTAL SHORT-TERM INVESTMENTS
(cost $414,012,063)			414,208,778

TOTAL INVESTMENTS—103.4%
(cost $2,283,550,128)			8,788,585,376

Liabilities in excess of other assets(z) — (3.4)%			(287,824,309)

NET ASSETS — 100.0%			$8,500,761,067

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $284,486,532; cash collateral of $292,005,454 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
430	S&P 500 E-Mini Index	Sep. 2024	$118,712,250	$405,168

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$7,215,421

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A227

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$150,412,725	$—	$—
Air Freight & Logistics	35,287,591	—	—
Automobile Components	4,782,686	—	—
Automobiles	117,449,510	—	—
Banks	265,501,120	—	—
Beverages	108,808,196	—	—
Biotechnology	156,988,608	—	—
Broadline Retail	325,228,456	—	—
Building Products	40,434,079	—	—
Capital Markets	233,607,074	—	—
Chemicals	117,813,626	—	—
Commercial Services & Supplies	46,864,944	—	—
Communications Equipment	66,211,687	—	—
Construction & Engineering	6,707,976	—	—
Construction Materials	11,993,136	—	—
Consumer Finance	42,558,515	—	—
Consumer Staples Distribution & Retail	155,787,527	—	—
Containers & Packaging	17,091,812	—	—
Distributors	7,602,493	—	—
Diversified Telecommunication Services	56,029,357	—	—
Electric Utilities	122,325,503	—	—
Electrical Equipment	60,039,128	—	—
Electronic Equipment, Instruments & Components	49,155,994	—	—
Energy Equipment & Services	23,917,778	—	—
Entertainment	101,059,992	—	—
Financial Services	317,845,048	—	—
Food Products	58,696,864	—	—
Gas Utilities	3,137,885	—	—
Ground Transportation	80,796,535	—	—
Health Care Equipment & Supplies	195,514,048	—	—
Health Care Providers & Services	202,071,505	—	—
Health Care REITs	19,894,297	—	—
Hotel & Resort REITs	2,287,523	—	—
Hotels, Restaurants & Leisure	156,870,514	—	—
Household Durables	28,280,364	—	—
Household Products	100,418,994	—	—
Independent Power & Renewable Electricity Producers	7,316,696	—	—
Industrial Conglomerates	35,257,375	—	—
Industrial REITs	18,753,524	—	—
Insurance	168,098,276	—	—
Interactive Media & Services	555,490,975	—	—
IT Services	85,366,211	—	—
Leisure Products	1,377,675	—	—
Life Sciences Tools & Services	102,068,260	—	—
Machinery	132,643,150	—	—
Media	43,677,122	—	—
Metals & Mining	31,587,695	—	—
Multi-Utilities	49,362,275	—	—
Office REITs	1,582,092	—	—
Oil, Gas & Consumable Fuels	277,834,963	—	—
Passenger Airlines	12,779,101	—	—
Personal Care Products	10,726,088	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A228

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$312,315,863	$—	$—
Professional Services	50,450,220	—	—
Real Estate Management & Development	10,296,874	—	—
Residential REITs	23,882,801	—	—
Retail REITs	22,742,380	—	—
Semiconductors & Semiconductor Equipment	994,568,565	—	—
Software	908,502,125	—	—
Specialized REITs	77,614,108	—	—
Specialty Retail	151,297,152	—	—
Technology Hardware, Storage & Peripherals	578,317,909	—	—
Textiles, Apparel & Luxury Goods	30,217,368	—	—
Tobacco	42,836,011	—	—
Trading Companies & Distributors	21,374,718	—	—
Water Utilities	4,565,806	—	—
Wireless Telecommunication Services	16,384,740	—	—
Unaffiliated Exchange-Traded Fund	105,615,390	—	—
Short-Term Investments
Affiliated Mutual Funds	406,993,356	—	—
U.S. Treasury Obligation	—	7,215,422	—

Total	$8,781,369,954	$7,215,422	$—

Other Financial Instruments*
Assets
Futures Contracts	$405,168	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	11.7%
Software	10.7
Technology Hardware, Storage & Peripherals	6.8
Interactive Media & Services	6.5
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	4.8
Broadline Retail	3.8
Financial Services	3.7
Pharmaceuticals	3.7
Oil, Gas & Consumable Fuels	3.3
Banks	3.1
Capital Markets	2.7
Health Care Providers & Services	2.4
Health Care Equipment & Supplies	2.3
Insurance	2.0
Biotechnology	1.8
Hotels, Restaurants & Leisure	1.8
Consumer Staples Distribution & Retail	1.8
Specialty Retail	1.8
Aerospace & Defense	1.8
Machinery	1.6
Electric Utilities	1.4
Chemicals	1.4

Automobiles	1.4%
Beverages	1.3
Unaffiliated Exchange-Traded Fund	1.2
Life Sciences Tools & Services	1.2
Entertainment	1.2
Household Products	1.2
IT Services	1.0
Ground Transportation	0.9
Specialized REITs	0.9
Communications Equipment	0.8
Electrical Equipment	0.7
Food Products	0.7
Diversified Telecommunication Services	0.7
Professional Services	0.6
Multi-Utilities	0.6
Electronic Equipment, Instruments & Components	0.6
Commercial Services & Supplies	0.6
Media	0.5
Tobacco	0.5
Consumer Finance	0.5
Building Products	0.5
Air Freight & Logistics	0.4
Industrial Conglomerates	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A229

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Metals & Mining	0.4%
Textiles, Apparel & Luxury Goods	0.4
Household Durables	0.3
Energy Equipment & Services	0.3
Residential REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Health Care REITs	0.2
Industrial REITs	0.2
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Passenger Airlines	0.1
Construction Materials	0.1
Personal Care Products	0.1
Real Estate Management & Development	0.1
Distributors	0.1

Independent Power & Renewable Electricity Producers	0.1%
U.S. Treasury Obligation	0.1
Construction & Engineering	0.1
Automobile Components	0.1
Water Utilities	0.1
Gas Utilities	0.0	*
Hotel & Resort REITs	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*

	103.4
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$405,168*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$14,338,131

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(2,146,273)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$101,872,417

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$284,486,532	$(284,486,532)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A231

PSF STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $284,486,532:
Unaffiliated investments (cost $1,876,753,466)	$8,381,592,020
Affiliated investments (cost $406,796,662)	406,993,356
Dividends receivable	4,283,034
Receivable for Portfolio shares sold	2,360,304
Tax reclaim receivable	892,651
Receivable for investments sold	286,725
Prepaid expenses and other assets	575,611

Total Assets	8,796,983,701

LIABILITIES
Payable to broker for collateral for securities on loan	292,005,454
Management fee payable	1,889,968
Accrued expenses and other liabilities	1,114,019
Payable for Portfolio shares purchased	679,355
Due to broker-variation margin futures	522,555
Distribution fee payable	10,093
Affiliated transfer agent fee payable	1,190

Total Liabilities	296,222,634

NET ASSETS	$8,500,761,067

Net assets were comprised of: Partners’ Equity	$8,500,761,067

Class I:
Net asset value and redemption price per share, $8,450,763,796 / 63,489,255 outstanding shares of beneficial interest	$133.11

Class III:
Net asset value and redemption price per share, $49,997,271 / 378,612 outstanding shares of beneficial interest	$132.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$55,886,718
Affiliated dividend income	2,752,627
Income from securities lending, net (including affiliated income of $205,535)	235,565
Interest income	163,612

Total income	59,038,522

EXPENSES
Management fee	10,903,044
Distribution fee—Class III	56,387
Custodian and accounting fees	198,577
Trustees’ fees	65,080
Professional Fees	35,613
Shareholders’ reports	27,036
Audit fee	15,220
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,732
Miscellaneous	71,537

Total expenses	11,378,226

NET INVESTMENT INCOME (LOSS)	47,660,296

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(32,641))	39,083,608
Futures transactions	14,338,131

53,421,739

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(34,513))	1,020,768,626
Futures	(2,146,273)

1,018,622,353

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,072,044,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,119,704,388

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$47,660,296	$92,645,806
Net realized gain (loss) on investment transactions	53,421,739	28,529,079
Net change in unrealized appreciation (depreciation) on investments	1,018,622,353	1,404,142,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,119,704,388	1,525,317,051

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	163,723,888	273,329,112
Portfolio shares purchased	(195,448,859)	(290,805,416)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(31,724,971)	(17,476,304)

TOTAL INCREASE (DECREASE)	1,087,979,417	1,507,840,747
NET ASSETS:
Beginning of period	7,412,781,650	5,904,940,903

End of period	$8,500,761,067	$7,412,781,650

SEE NOTES TO FINANCIAL STATEMENTS.

A232

PSF STOCK INDEX PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$115.63		$91.83	$112.45	$87.66	$74.24	$56.64

Income (Loss) From Investment Operations:
Net investment income (loss)	0.75		1.44	1.29	1.06	1.12	1.12
Net realized and unrealized gain (loss) on investment transactions	16.73		22.36	(21.91)	23.73	12.30	16.48

Total from investment operations	17.48		23.80	(20.62)	24.79	13.42	17.60

Net Asset Value, end of period	$133.11		$115.63	$91.83	$112.45	$87.66	$74.24

Total Return(b)	15.12%		25.92%	(18.34)%	28.28%	18.08%	31.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,451		$7,372	$5,880	$7,244	$5,620	$4,757
Average net assets (in millions)	$7,925		$6,589	$6,252	$6,427	$4,802	$4,298
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.29%	0.29%	0.31%	0.31%
Expenses before waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.29%	0.29%	0.31%	0.31%
Net investment income (loss)	1.20	%(d)	1.40%	1.32%	1.06%	1.50%	1.69%
Portfolio turnover rate(e)	1%		3%	3%	2%	4%	3%

Class III
	Six Months
	Ended June 30,		Year Ended December 31,		April 26, 2021(f) through December 31,
	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$114.86		$91.45	$112.26	$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59		1.18	1.06	0.54
Net realized and unrealized gain (loss) on investment transactions	16.60		22.23	(21.87)	13.82

Total from investment operations	17.19		23.41	(20.81)	14.36

Net Asset Value, end of period	$132.05		$114.86	$91.45	$112.26

Total Return(b)	14.98%		25.60%	(18.54)%	14.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50		$40	$25	$17
Average net assets (in millions)	$45		$32	$21	$7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.54	%(d)	0.54%	0.54%	0.54	%(g)
Expenses before waivers and/or expense reimbursement	0.54	%(d)	0.54%	0.54%	0.54	%(g)
Net investment income (loss)	0.96	%(d)	1.15%	1.09%	0.74	%(g)
Portfolio turnover rate(e)	1%		3%	3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A233

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 14 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 14 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

The PSF PGIM Government Money Market Portfolio seeks to maintain a stable $10.00 net asset value (“NAV”). The Series Fund’s Board of Trustees (the “Board”) has determined that the PSF PGIM Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
PSF Global Portfolio	Long-term growth of capital.
PSF Mid-Cap Growth Portfolio	Long-term capital appreciation.
PSF Natural Resources Portfolio	Long-term growth of capital.
PSF PGIM 50/50 Balanced Portfolio	Total investment return consistent with a conservatively managed diversified portfolio.
PSF PGIM Flexible Managed Portfolio	Total return consistent with an aggressively managed diversified portfolio.
PSF PGIM Government Income Portfolio	High level of income over the long-term consistent with the preservation of capital.
PSF PGIM Government Money Market Portfolio	Maximum current income consistent with the stability of capital and maintenance of liquidity.
PSF PGIM High Yield Bond Portfolio	High total return.
PSF PGIM Jennison Blend Portfolio	Long-term growth of capital.
PSF PGIM Jennison Growth Portfolio	Long-term growth of capital.
PSF PGIM Jennison Value Portfolio	Capital appreciation.

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Portfolio	Investment Objective(s)
PSF PGIM Total Return Bond Portfolio	High level of income over a longer term while providing reasonable safety of capital.
PSF Small-Cap Stock Index Portfolio	Long-term growth of capital.
PSF Stock Index Portfolio	Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

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Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Across currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options

B4

on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

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The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: Certain Portfolios held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Portfolios until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price

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and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (the “Participating Insurance Companies”). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate

B8

accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Series Fund, on behalf of the Portfolios, has entered into investment management agreements with the Manager which provide that the Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
PSF Global Portfolio	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (“MFS”); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); T. Rowe Price Associates, Inc. (“T. Rowe”); William Blair Investment Management, LLC (“William Blair”)*
PSF Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
PSF Natural Resources Portfolio	T. Rowe
PSF PGIM 50/50 Balanced Portfolio	PFI, PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions
PSF PGIM Flexible Managed Portfolio	PFI; PGIM Limited; PGIM Quantitative Solutions
PSF PGIM Government Income Portfolio	PFI
PSF PGIM Government Money Market Portfolio	PFI
PSF PGIM High Yield Bond Portfolio	PFI; PGIM Limited
PSF PGIM Jennison Blend Portfolio	Jennison
PSF PGIM Jennison Growth Portfolio	Jennison
PSF PGIM Jennison Value Portfolio	Jennison
PSF PGIM Total Return Bond Portfolio	PFI; PGIM Limited
PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions
PSF Stock Index Portfolio	PGIM Quantitative Solutions

*The asset allocation strategy for the Portfolio is determined by the Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended June 30, 2024, Jennison and PFI were not allocated assets to manage.

The Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding

B9

the expense limit in effect at the time of the recoupment for that fiscal year.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

PSF Global Portfolio	0.75%	0.66%

PSF Mid-Cap Growth Portfolio	0.60	0.59

PSF Natural Resources Portfolio	0.45	0.44

PSF PGIM 50/50 Balanced Portfolio	0.55	0.55

PSF PGIM Flexible Managed Portfolio	0.60	0.59

PSF PGIM Government Income Portfolio	0.40	0.40

PSF PGIM Government Money Market Portfolio	0.30	0.30

PSF PGIM High Yield Bond Portfolio	0.55	0.51

PSF PGIM Jennison Blend Portfolio	0.45	0.45

PSF PGIM Jennison Growth Portfolio	0.60	0.60

PSF PGIM Jennison Value Portfolio	0.40	0.40

PSF PGIM Total Return Bond Portfolio	0.40	0.40

PSF Small-Cap Stock Index Portfolio	0.35	0.35

PSF Stock Index Portfolio	0.30% up to $4 billion

	0.25% over $4 billion	0.28

Portfolio	Fee Waivers and/or Expense Limitations

PSF Global Portfolio	contractually waive 0.0465% through June 30, 2025
PSF Mid-Cap Growth Portfolio	contractually waive 0.013% through June 30, 2025
PSF Natural Resources Portfolio	contractually waive 0.008% through June 30, 2025
PSF PGIM Flexible Managed Portfolio	contractually limit expenses to 0.61% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.62% through June 30, 2025
PSF PGIM High Yield Bond Portfolio	contractually limit expenses to 0.57% through June 30, 2025
PSF Stock Index Portfolio	effective July 1, 2024, voluntarily waive 0.03%

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2024, brokerage commissions recaptured under these

B10

agreements was as follows:

Portfolio	Amount
PSF Mid-Cap Growth Portfolio	$ 4,633
PSF PGIM Jennison Growth Portfolio	19,389
PSF PGIM Jennison Value Portfolio	8,358

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund and PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2024, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
PSF Global Portfolio	$167,502	$746,343	$(23,438)

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess

B11

withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

PSF Global Portfolio	$65,397

PSF Natural Resources Portfolio	2,305

PSF PGIM 50/50 Balanced Portfolio	6,808
PSF PGIM Flexible Managed Portfolio	13,639
PSF PGIM Jennison Value Portfolio	50,689

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
PSF Global Portfolio	$ 85,417
PSF Natural Resources Portfolio	134,729
PSF PGIM 50/50 Balanced Portfolio	3,701
PSF PGIM Flexible Managed Portfolio	5,983
PSF PGIM Jennison Blend Portfolio	78,967
PSF PGIM Jennison Growth Portfolio	80,602

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
PSF Global Portfolio	$157,562,371	$427,424,693
PSF Mid-Cap Growth Portfolio	120,993,869	130,531,774
PSF Natural Resources Portfolio	55,598,955	75,102,111
PSF PGIM 50/50 Balanced Portfolio	751,518,877	822,145,846
PSF PGIM Flexible Managed Portfolio	2,835,932,055	3,020,977,979
PSF PGIM Government Income Portfolio	32,445,603	40,947,986
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	111,264,410	103,693,850
PSF PGIM Jennison Blend Portfolio	3,181,568,601	3,463,746,678
PSF PGIM Jennison Growth Portfolio	563,306,432	684,190,139
PSF PGIM Jennison Value Portfolio	125,921,828	200,057,904
PSF PGIM Total Return Bond Portfolio	1,206,608,342	934,698,431
PSF Small-Cap Stock Index Portfolio	126,790,821	152,965,795
PSF Stock Index Portfolio	85,664,114	97,013,495

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2024, is presented as follows:

B12

PSF Global Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)

$ 4,680,293	$ 8,365,309	$ 12,871,344	$ —	$ —	$ 174,258	174,258	$ 2,104

PGIM Core Ultra Short Bond Fund(1)(wb)

13,087,808	75,653,602	76,003,507	—	—	12,737,903	12,737,903	247,039

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)

51,321,088	189,384,029	208,056,965	(8,485)	3,054	32,642,721	32,662,319	56,491	(2)
$69,089,189	$273,402,940	$296,931,816	$(8,485)	$3,054	$45,554,882		$305,634
PSF Mid-Cap Growth Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 3,441,275	$ 31,215,611	$ 29,336,349	$ —	$ —	$ 5,320,537	5,320,537	$100,941

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
56,004,482	233,247,997	222,617,608	(7,936)	(3,043)	66,623,892	66,663,890	51,560	(2)
$59,445,757	$264,463,608	$251,953,957	$(7,936)	$(3,043)	$71,944,429		$152,501
PSF Natural Resources Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 6,071,857	$ 35,111,888	$ 40,491,831	$ —	$ —	$ 691,914	691,914	$ 87,690

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
33,596,239	260,330,102	248,774,700	(6,023)	(4,969)	45,140,649	45,167,749	50,630	(2)
$39,668,096	$295,441,990	$289,266,531	$(6,023)	$(4,969)	$45,832,563		$138,320
PSF PGIM 50/50 Balanced Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$262,653,550	$309,533,322	$291,470,362	$ —	$ —	$280,716,510	280,716,510	$7,669,726

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
62,347,675	165,760,717	177,953,110	(6,697)	(7,588)	50,140,997	50,171,100	48,275	(2)
$325,001,225	$475,294,039	$469,423,472	$(6,697)	$(7,588)	$330,857,507		$7,718,001

B13

PSF PGIM Flexible Managed Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$252,653,789	$ 592,735,531	$ 570,138,862	$ —	$ —	$275,250,458	275,250,458	$7,445,026

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)

143,529,091	484,731,140	544,588,440	(8,488)	(10,145)	83,653,158	83,703,380	69,304	(2)
$396,182,880	$1,077,466,671	$1,114,727,302	$(8,488)	$(10,145)	$358,903,616		$7,514,330

PSF PGIM Government Income Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$2,434,023	$21,095,299	$22,034,098	$—	$ —	$1,495,224	1,495,224	$60,486

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
—	7,954,457	7,954,233	—	(224)	—	—	221	(2)
$2,434,023	$29,049,756	$29,988,331	$—	$(224)	$1,495,224		$60,707
PSF PGIM High Yield Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 12,727,484	$ 49,855,123	$ 49,908,625	$ —	$ —	$12,673,982	12,673,982	$290,327

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
109,421,977	220,293,584	257,774,028	(18,269)	(10,723)	71,912,541	71,955,715	121,012	(2)
$122,149,461	$270,148,707	$307,682,653	$(18,269)	$(10,723)	$84,586,523		$411,339
PSF PGIM Jennison Blend Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 24,114,237	$ 337,243,508	$ 319,007,140	$ —	$ —	$ 42,350,605	42,350,605	$733,268

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
315,171,537	736,571,986	970,739,154	(16,734)	(9,287)	80,978,348	81,026,965	149,618	(2)
$339,285,774	$1,073,815,494	$1,289,746,294	$(16,734)	$(9,287)	$123,328,953		$882,886

B14

PSF PGIM Jennison Growth Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 12,489,055	$333,295,663	$323,274,459	$ —	$ —	$22,510,259	22,510,259	$353,757

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
136,417,760	358,951,715	494,692,818	(156,141)	132,986	653,502	653,895	108,195	(2)
$148,906,815	$692,247,378	$817,967,277	$(156,141)	$132,986	$23,163,761		$461,952
PSF PGIM Jennison Value Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 32,523,439	$110,075,597	$ 78,401,326	$ —	$ —	$ 64,197,710	64,197,710	$1,250,014

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
123,017,752	521,637,046	607,701,541	(3,666)	(18,469)	36,931,122	36,953,294	49,953	(2)
$155,541,191	$631,712,643	$686,102,867	$(3,666)	$(18,469)	$101,128,832		$1,299,967
PSF PGIM Total Return Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$24,486,109	$429,429,040	$429,496,397	$ —	$ —	$24,418,752	24,418,752	$1,529,315

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
31,857,281	188,510,168	175,188,088	(6,650)	(3,841)	45,168,870	45,195,987	42,269	(2)
$56,343,390	$617,939,208	$604,684,485	$(6,650)	$(3,841)	$69,587,622		$1,571,584
PSF Small-Cap Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 5,700,543	$ 41,479,635	$ 43,127,014	$ —	$ —	$ 4,053,164	4,053,164	$113,331

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
313,212,131	546,111,886	577,586,170	(43,098)	(15,955)	281,678,794	281,847,902	365,025	(2)
$318,912,674	$587,591,521	$620,713,184	$(43,098)	$(15,955)	$285,731,958		$478,356

B15

PSF Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 75,066,905	$ 144,480,576	$ 105,696,350	$ —	$ —	$113,851,131	113,851,131	$2,752,627

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
371,269,694	958,971,191	1,037,031,506	(34,513)	(32,641)	293,142,225	293,318,216	205,535	(2)
$446,336,599	$1,103,451,767	$1,142,727,856	$(34,513)	$(32,641)	$406,993,356		$2,958,162

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2023 are subject to such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the PSF PGIM Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2024. The average balance outstanding

B16

is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2024
PSF Global Portfolio	$251,729,600	6.42%	5	$251,911,000	$—
PSF PGIM Jennison Blend Portfolio	1,272,000	6.45	1	1,272,000	—
PSF PGIM Jennison Growth Portfolio	967,750	6.42	16	3,106,000	—
PSF Small-Cap Stock Index Portfolio	3,041,500	6.41	14	9,698,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios. The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2024, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Global Portfolio–Class I	14,903,816	100.0%
PSF Global Portfolio–Class III	22,859	100.0
PSF Mid-Cap Growth Portfolio–Class I	13,799,652	100.0
PSF Mid-Cap Growth Portfolio–Class III	80,123	100.0
PSF Natural Resources Portfolio–Class I	11,034,913	100.0
PSF Natural Resources Portfolio–Class III	515,978	100.0
PSF PGIM 50/50 Balanced Portfolio–Class I	62,445,372	100.0
PSF PGIM 50/50 Balanced Portfolio–Class III	198,029	100.0
PSF PGIM Flexible Managed Portfolio–Class I	96,572,243	100.0
PSF PGIM Flexible Managed Portfolio–Class III	4,511,302	100.0
PSF PGIM Government Income Portfolio–Class I	11,726,481	100.0
PSF PGIM Government Income Portfolio–Class III	274,081	100.0
PSF PGIM Government Money Market Portfolio–Class I	97,680,363	98.2
PSF PGIM Government Money Market Portfolio–Class III	27,692,246	90.2
PSF PGIM High Yield Bond Portfolio–Class I	76,468,528	99.9
PSF PGIM High Yield Bond Portfolio–Class III	1,888,983	100.0
PSF PGIM Jennison Blend Portfolio–Class I	55,788,564	100.0
PSF PGIM Jennison Blend Portfolio–Class III	32,476	100.0
PSF PGIM Jennison Growth Portfolio–Class I	20,989,144	100.0
PSF PGIM Jennison Growth Portfolio–Class III	89,317	100.0
PSF PGIM Jennison Value Portfolio–Class I	29,638,256	100.0
PSF PGIM Jennison Value Portfolio–Class III	72,561	100.0
PSF PGIM Total Return Bond Portfolio–Class I	117,032,730	99.1
PSF PGIM Total Return Bond Portfolio–Class III	1,117,538	100.0
PSF Small-Cap Stock Index Portfolio–Class I	20,218,059	100.0

B17

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Small-Cap Stock Index Portfolio–Class III	191,913	100.0%
PSF Stock Index Portfolio–Class I	63,489,255	100.0
PSF Stock Index Portfolio–Class III	378,612	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PSF Global Portfolio	2	95.8%
PSF Mid-Cap Growth Portfolio	2	99.6
PSF Natural Resources Portfolio	2	90.0
PSF PGIM 50/50 Balanced Portfolio	3	100.0
PSF PGIM Flexible Managed Portfolio	3	100.0
PSF PGIM Government Income Portfolio	2	97.5
PSF PGIM Government Money Market Portfolio	3	97.6
PSF PGIM High Yield Bond Portfolio	3	99.9
PSF PGIM Jennison Blend Portfolio	3	99.3
PSF PGIM Jennison Growth Portfolio	2	94.7
PSF PGIM Jennison Value Portfolio	2	94.7
PSF PGIM Total Return Bond Portfolio	3	99.1
PSF Small-Cap Stock Index Portfolio	3	100.0
PSF Stock Index Portfolio	3	100.0
Unaffiliated:
PSF Global Portfolio	—	—
PSF Mid-Cap Growth Portfolio	—	—
PSF Natural Resources Portfolio	—	—
PSF PGIM 50/50 Balanced Portfolio	—	—
PSF PGIM Flexible Managed Portfolio	—	—
PSF PGIM Government Income Portfolio	—	—
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	—	—
PSF PGIM Jennison Blend Portfolio	—	—
PSF PGIM Jennison Growth Portfolio	—	—
PSF PGIM Jennison Value Portfolio	—	—
PSF PGIM Total Return Bond Portfolio	—	—
PSF Small-Cap Stock Index Portfolio	—	—
PSF Stock Index Portfolio	—	—

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	146,041	$8,668,066
Portfolio shares purchased	(4,796,038)	(290,248,769)
Net increase (decrease) in shares outstanding	(4,649,997)	$(281,580,703)

B18

Share Class	Shares	Amount

Year ended December 31, 2023:
Portfolio shares sold	405,963	$20,240,881
Portfolio shares purchased	(6,576,091)	(322,694,051)
Net increase (decrease) in shares outstanding	(6,170,128)	$(302,453,170)

Class III:

Six months ended June 30, 2024:
Portfolio shares sold	3,706	$220,148
Portfolio shares purchased	(807)	(45,050)
Net increase (decrease) in shares outstanding	2,899	$175,098

Year ended December 31, 2023:
Portfolio shares sold	8,068	$401,002
Portfolio shares purchased	(1,751)	(86,608)
Net increase (decrease) in shares outstanding	6,317	$314,394

PSF Mid-Cap Growth Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	376,137	$10,899,878
Portfolio shares purchased	(512,741)	(14,860,927)
Net increase (decrease) in shares outstanding	(136,604)	$(3,961,049)

Year ended December 31, 2023:
Portfolio shares sold	861,718	$21,220,361
Portfolio shares purchased	(663,996)	(16,389,966)
Net increase (decrease) in shares outstanding	197,722	$4,830,395

Class II:

Six months ended June 30, 2024:
Portfolio shares sold	21	$566
Portfolio shares purchased	(1,318)	(34,965)
Net increase (decrease) in shares outstanding	(1,297)	$(34,399)

Year ended December 31, 2023:
Portfolio shares sold	76	$1,677
Portfolio shares purchased	(716)	(16,324)
Net increase (decrease) in shares outstanding	(640)	$(14,647)

Class III:

Six months ended June 30, 2024:
Portfolio shares sold	17,799	$524,221
Portfolio shares purchased	(2,896)	(82,398)
Net increase (decrease) in shares outstanding	14,903	$441,823

B19

Share Class	Shares	Amount

Year ended December 31, 2023:
Portfolio shares sold	28,508	$711,673
Portfolio shares purchased	(12,386)	(309,161)
Net increase (decrease) in shares outstanding	16,122	$402,512

PSF Natural Resources Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	53,756	$2,451,032
Portfolio shares purchased	(658,648)	(28,907,567)
Net increase (decrease) in shares outstanding	(604,892)	$(26,456,535)

Year ended December 31, 2023:
Portfolio shares sold	858,159	$35,325,898
Portfolio shares purchased	(1,114,014)	(46,660,312)
Net increase (decrease) in shares outstanding	(255,855)	$(11,334,414)

Class II:

Six months ended June 30, 2024:
Portfolio shares sold	59,266	$2,501,368
Portfolio shares purchased	(110,004)	(4,715,772)
Net increase (decrease) in shares outstanding	(50,738)	$(2,214,404)

Year ended December 31, 2023:
Portfolio shares sold	591,564	$24,044,796
Portfolio shares purchased	(579,460)	(22,600,942)
Net increase (decrease) in shares outstanding	12,104	$1,443,854

Class III:

Six months ended June 30, 2024:
Portfolio shares sold	17,595	$791,285
Portfolio shares purchased	(82,920)	(3,729,944)
Net increase (decrease) in shares outstanding	(65,325)	$(2,938,659)

Year ended December 31, 2023:
Portfolio shares sold	537,011	$21,929,364
Portfolio shares purchased	(101,337)	(4,275,049)
Net increase (decrease) in shares outstanding	435,674	$17,654,315

PSF PGIM 50/50 Balanced Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	140,689	$5,715,817
Portfolio shares purchased	(2,356,502)	(95,109,544)
Net increase (decrease) in shares outstanding	(2,215,813)	$(89,393,727)

B20

Share Class	Shares	Amount

Year ended December 31, 2023:
Portfolio shares sold	440,290	$15,885,637
Portfolio shares purchased	(4,684,646)	(169,158,873)
Net increase (decrease) in shares outstanding	(4,244,356)	$(153,273,236)

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	16,866	$677,804
Portfolio shares purchased	(12,126)	(487,098)
Net increase (decrease) in shares outstanding	4,740	$190,706

Year ended December 31, 2023:
Portfolio shares sold	62,256	$2,231,061
Portfolio shares purchased	(68,105)	(2,431,379)
Net increase (decrease) in shares outstanding	(5,849)	$(200,318)

PSF PGIM Flexible Managed Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	107,556	$5,000,783
Portfolio shares purchased	(3,264,803)	(151,871,190)
Net increase (decrease) in shares outstanding	(3,157,247)	$(146,870,407)

Year ended December 31, 2023:
Portfolio shares sold	378,526	$15,324,956
Portfolio shares purchased	(6,709,097)	(272,058,784)
Net increase (decrease) in shares outstanding	(6,330,571)	$(256,733,828)

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	8,534	$397,186
Portfolio shares purchased	(465,694)	(21,420,645)
Net increase (decrease) in shares outstanding	(457,160)	$(21,023,459)

Year ended December 31, 2023:
Portfolio shares sold	30,002	$1,203,684
Shares issued in merger	5,821,122	223,240,047
Portfolio shares purchased	(980,976)	(39,943,266)
Net increase (decrease) in shares outstanding	4,870,148	$184,500,465

B21

PSF PGIM Government Income Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	72,217	$912,071
Portfolio shares purchased	(781,937)	(9,863,867)
Net increase (decrease) in shares outstanding	(709,720)	$(8,951,796)

Year ended December 31, 2023:
Portfolio shares sold	283,568	$3,513,735
Portfolio shares purchased	(2,764,351)	(34,304,246)
Net increase (decrease) in shares outstanding	(2,480,783)	$(30,790,511)

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	60,657	$761,500
Portfolio shares purchased	(75,647)	(947,279)
Net increase (decrease) in shares outstanding	(14,990)	$(185,779)

Year ended December 31, 2023:
Portfolio shares sold	197,031	$2,419,614
Portfolio shares purchased	(155,199)	(1,911,954)
Net increase (decrease) in shares outstanding	41,832	$507,660

PSF PGIM Government Money Market Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	43,635,513	$436,355,129
Shares issued in reinvestment of dividends and distributions	2,410,900	24,108,996
Portfolio shares purchased	(39,706,637)	(397,066,366)
Net increase (decrease) in shares outstanding	6,339,776	$63,397,759

Year ended December 31, 2023:
Portfolio shares sold	148,491,034	$1,484,910,341
Shares issued in reinvestment of dividends and distributions	4,348,290	43,482,898
Portfolio shares purchased	(139,952,271)	(1,399,522,712)
Net increase (decrease) in shares outstanding	12,887,053	$128,870,527

Class III:

Six months ended June 30, 2024:
Portfolio shares sold	16,653,151	$166,531,559
Shares issued in reinvestment of dividends and distributions	664,736	6,647,357
Portfolio shares purchased	(10,322,942)	(103,229,416)
Net increase (decrease) in shares outstanding	6,994,945	$69,949,500

B22

Share Class	Shares	Amount

Year ended December 31, 2023:
Portfolio shares sold	20,688,303	$206,883,034
Shares issued in reinvestment of dividends and distributions	830,300	8,302,958
Portfolio shares purchased	(12,083,548)	(120,835,485)
Net increase (decrease) in shares outstanding	9,435,055	$94,350,507

PSF PGIM High Yield Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	1,511,868	$10,123,044
Portfolio shares purchased	(2,534,311)	(16,939,662)
Net increase (decrease) in shares outstanding	(1,022,443)	$(6,816,618)

Year ended December 31, 2023:
Portfolio shares sold	4,068,099	$25,084,667
Portfolio shares purchased	(6,855,367)	(42,217,023)
Net increase (decrease) in shares outstanding	(2,787,268)	$(17,132,356)

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	171,456	$1,138,501
Portfolio shares purchased	(158,603)	(1,053,056)
Net increase (decrease) in shares outstanding	12,853	$85,445

Year ended December 31, 2023:
Portfolio shares sold	481,345	$2,961,419
Portfolio shares purchased	(174,580)	(1,068,624)
Net increase (decrease) in shares outstanding	306,765	$1,892,795

PSF PGIM Jennison Blend Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	66,061	$7,088,761
Portfolio shares purchased	(2,253,076)	(240,683,595)
Net increase (decrease) in shares outstanding	(2,187,015)	$(233,594,834)

Year ended December 31, 2023:
Portfolio shares sold	179,572	$14,726,967
Shares issued in merger	919,306	86,157,355
Portfolio shares purchased	(4,136,952)	(350,009,601)
Net increase (decrease) in shares outstanding	(3,038,074)	$(249,125,279)

B23

Share Class	Shares	Amount

Class II:
Six months ended June 30, 2024:
Portfolio shares sold	15,000	$1,486,750
Portfolio shares purchased	(34,512)	(3,567,037)
Net increase (decrease) in shares outstanding	(19,512)	$(2,080,287)

Year ended December 31, 2023:
Portfolio shares sold	4,078	$381,773
Shares issued in merger	407,354	36,934,825
Portfolio shares purchased	(19,045)	(1,746,702)
Net increase (decrease) in shares outstanding	392,387	$35,569,896

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	6,366	$679,048
Portfolio shares purchased	(2,260)	(238,202)
Net increase (decrease) in shares outstanding	4,106	$440,846

Year ended December 31, 2023:
Portfolio shares sold	10,152	$854,300
Shares issued in merger	9,894	921,230
Portfolio shares purchased	(4,031)	(353,385)
Net increase (decrease) in shares outstanding	16,015	$1,422,145

PSF PGIM Jennison Growth Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	119,015	$18,696,148
Portfolio shares purchased	(761,360)	(120,190,807)
Net increase (decrease) in shares outstanding	(642,345)	$(101,494,659)

Year ended December 31, 2023:
Portfolio shares sold	277,424	$32,419,340
Portfolio shares purchased	(1,519,161)	(179,933,952)
Net increase (decrease) in shares outstanding	(1,241,737)	$(147,514,612)

Class II:
Six months ended June 30, 2024:
Portfolio shares sold	3,922	$591,449
Portfolio shares purchased	(15,542)	(2,260,409)
Net increase (decrease) in shares outstanding	(11,620)	$(1,668,960)

Year ended December 31, 2023:
Portfolio shares sold	23,179	$2,314,382
Portfolio shares purchased	(421,342)	(48,552,268)
Net increase (decrease) in shares outstanding	(398,163)	$(46,237,886)

B24

Share Class	Shares	Amount

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	11,358	$1,770,493
Portfolio shares purchased	(8,799)	(1,350,279)
Net increase (decrease) in shares outstanding	2,559	$420,214

Year ended December 31, 2023:
Portfolio shares sold	27,929	$3,394,745
Portfolio shares purchased	(10,571)	(1,268,386)
Net increase (decrease) in shares outstanding	17,358	$2,126,359

PSF PGIM Jennison Value Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	128,309	$6,993,167
Portfolio shares purchased	(1,224,676)	(66,004,843)
Net increase (decrease) in shares outstanding	(1,096,367)	$(59,011,676)

Year ended December 31, 2023:
Portfolio shares sold	815,146	$37,306,551
Portfolio shares purchased	(2,703,435)	(123,470,854)
Net increase (decrease) in shares outstanding	(1,888,289)	$(86,164,303)

Class II:
Six months ended June 30, 2024:
Portfolio shares sold	6,758	$352,227
Portfolio shares purchased	(12,247)	(636,012)
Net increase (decrease) in shares outstanding	(5,489)	$(283,785)

Year ended December 31, 2023:
Portfolio shares sold	4,557	$199,909
Portfolio shares purchased	(15,190)	(679,162)
Net increase (decrease) in shares outstanding	(10,633)	$(479,253)

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	9,651	$519,625
Portfolio shares purchased	(3,836)	(201,436)
Net increase (decrease) in shares outstanding	5,815	$318,189

Year ended December 31, 2023:
Portfolio shares sold	24,663	$1,138,435
Portfolio shares purchased	(17,113)	(770,288)
Net increase (decrease) in shares outstanding	7,550	$368,147

B25

PSF PGIM Total Return Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	24,289,271	$345,281,913
Portfolio shares purchased	(3,902,999)	(55,691,872)
Net increase (decrease) in shares outstanding	20,386,272	$289,590,041

Year ended December 31, 2023:
Portfolio shares sold	22,648,627	$312,817,887
Portfolio shares purchased	(6,254,317)	(85,273,193)
Net increase (decrease) in shares outstanding	16,394,310	$227,544,694

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	259,589	$3,659,339
Portfolio shares purchased	(78,228)	(1,101,684)
Net increase (decrease) in shares outstanding	181,361	$2,557,655

Year ended December 31, 2023:
Portfolio shares sold	350,343	$4,769,916
Portfolio shares purchased	(112,835)	(1,527,225)
Net increase (decrease) in shares outstanding	237,508	$3,242,691

PSF Small-Cap Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	328,551	$18,904,472
Portfolio shares purchased	(955,169)	(54,906,231)
Net increase (decrease) in shares outstanding	(626,618)	$(36,001,759)

Year ended December 31, 2023:
Portfolio shares sold	751,003	$40,331,528
Shares issued in merger	5,405,749	284,937,009
Portfolio shares purchased	(1,277,215)	(67,354,542)
Net increase (decrease) in shares outstanding	4,879,537	$257,913,995

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	11,833	$677,185
Portfolio shares purchased	(13,386)	(762,533)
Net increase (decrease) in shares outstanding	(1,553)	$(85,348)

Year ended December 31, 2023:
Portfolio shares sold	43,381	$2,246,966
Portfolio shares purchased	(26,279)	(1,360,039)
Net increase (decrease) in shares outstanding	17,102	$886,927

B26

PSF Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2024:
Portfolio shares sold	1,278,084	$158,543,595
Portfolio shares purchased	(1,547,204)	(193,509,529)
Net increase (decrease) in shares outstanding	(269,120)	$(34,965,934)

Year ended December 31, 2023:
Portfolio shares sold	2,539,915	$262,081,414
Portfolio shares purchased	(2,813,161)	(287,956,077)
Net increase (decrease) in shares outstanding	(273,246)	$(25,874,663)

Class III:
Six months ended June 30, 2024:
Portfolio shares sold	41,847	$5,180,293
Portfolio shares purchased	(15,391)	(1,939,330)
Net increase (decrease) in shares outstanding	26,456	$3,240,963

Year ended December 31, 2023:
Portfolio shares sold	108,498	$11,247,698
Portfolio shares purchased	(27,827)	(2,849,339)
Net increase (decrease) in shares outstanding	80,671	$8,398,359

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PSF Global Portfolio	PSF Mid-Cap Growth Portfolio	PSF Natural Resources Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Flexible Managed Portfolio
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	X	X
Bank Loan Investments	–	–	–	X	X
Blend Style	X	–	–	–	X
Collateralized Debt Obligations (CDO)	–	–	–	X	X
Commodity	–	–	X	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	–	–	X	X
Currency	–	–	–	X	X
Derivatives	–	–	–	X	X
Dollar Roll Transactions	–	–	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	X	–	–
Equity and Equity-Related Securities	–	–	–	X	X
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	X	–	–
Expense	X	X	X	X	X
Fixed Income Securities	–	–	X	X	X

B27

Risks	PSF Global Portfolio	PSF Mid-Cap Growth Portfolio	PSF Natural Resources Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Flexible Managed Portfolio

Focus	X	–	X	–	–
Foreign Investment	X	–	X	X	X
High Yield	–	–	X	X	X
Illiquid Investment	–	–	X	–	–
Investment Company	–	–	X	–	–
Index Tracking	–	–	–	X	–
Interest Rate	–	–	–	X	X
Investment Style	X	X	–	–	–
Large Company	X	–	–	–	X
Leverage	–	X	–	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Market Capitalization	–	–	–	–	–
Mid-Sized Company	X	X	–	–	X
Natural Resources Investment	–	–	X	–	–
Portfolio Turnover	–	–	X	–	X
Prepayment or Call	–	–	–	X	X
Quantitative Model	X	–	–	–	X
Real Estate	–	–	–	–	–
Regulatory	X	X	X	X	X
Reverse Repurchase Agreement	–	–	–	–	–
Short Sale	–	–	–	–	X
Small Sized Company	–	–	X	–	–
US Government Securities	–	–	–	–	X
Yield	–	–	–	–	–

Risks	PSF PGIM Government Income Portfolio	PSF PGIM Government Money Market Portfolio	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio

Adjustable and Floating-Rate Securities	–	X	–	–
Asset-Backed and/or Mortgage-Backed Securities	X	–	–	–
Bank Loan Investments	X	–	X	–
Blend Style	–	–	–	X
Collateralized Debt Obligations (CDO)	X	–	X	–
Commodity	–	–	–	–
Covenant-Lite	–	–	–	–
Credit	X	X	X	X
Currency	–	–	X	–
Derivatives	X	–	X	–
Dollar Roll Transactions	X	–	X	–
Economic and Market Events	X	X	X	X
Emerging Markets	–	–	X	–
Equity and Equity-Related Securities	X	–	X	–
Equity Securities	–	–	–	X
Exchange-Traded Funds (ETF)	–	–	–	–

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Risks	PSF PGIM Government Income Portfolio	PSF PGIM Government Money Market Portfolio	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	–	–
Foreign Investment	–	–	X	X
High Yield	X	–	X	X
Illiquid Investment	–	–	–	–
Investment Company	–	–	–	–
Index Tracking	–	–	–	–
Interest Rate	X	X	X	X
Investment Style	–	–	–	–
Large Company	–	–	–	X
Leverage	X	–	X	–
Liquidity and Valuation	X	–	X	–
Market and Management	X	X	X	X
Market Capitalization	–	–	–	X
Mid-Sized Company	–	–	–	X
Natural Resources Investment	–	–	–	–
Portfolio Turnover	X	–	–	–
Prepayment or Call	X	X	X	X
Quantitative Model	–	–	–	–
Real Estate	–	–	–	–
Regulatory	X	X	X	X
Reverse Repurchase Agreement	X	–	X	–
Short Sale	X	–	X	–
Small Sized Company	–	–	–	X
US Government Securities	X	X	–	–
Yield	–	X	–	–

Risks	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	X	–	–
Bank Loan Investments	–	–	X	–	–
Blend Style	–	–	–	–	–
Collateralized Debt Obligations (CDO)	–	–	X	–	–
Commodity	–	–	–	–	–
Covenant-Lite	–	–	X	–	–
Credit	–	X	X	–	–
Currency	–	X	X	–	–
Derivatives	–	–	X	–	X
Dollar Roll Transactions	–	–	X	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	–	–	–

B29

Risks	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Equity and Equity-Related Securities	–	–	X	–	–
Equity Securities	X	X	–	X	X
Exchange-Traded Funds (ETF)	–	–	–	–	–
Expense	X	X	X	X	X
Fixed Income Securities	X	X	X	–	–
Focus	–	–	–	–	–
Foreign Investment	X	X	X	–	–
High Yield	X	–	X	–	–
Illiquid Investment	–	–	–	–	–
Investment Company	–	–	–	–	–
Index Tracking	–	–	–	X	X
Interest Rate	–	X	X	–	–
Investment Style	X	X	–	–	–
Large Company	X	X	–	–	X
Leverage	–	–	X	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Market Capitalization	–	X	–	–	–
Mid-Sized Company	–	–	–	–	–
Natural Resources Investment	–	–	–	–	–
Portfolio Turnover	–	–	X	–	–
Prepayment or Call	–	X	X	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	X	–	–	–
Regulatory	X	X	X	X	X
Reverse Repurchase Agreement	–	–	X	–	–
Short Sale	–	–	X	–	–
Small Sized Company	–	–	–	X	–
US Government Securities	X	–	–	–	–
Yield	–	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating rate securities are also subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

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Bank Loan Investments Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets.As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Collateralized Debt Obligations Risk (CDO): The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

B31

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased

B32

liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

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Illiquid Investments Risk: Illiquid investments risk exists when particular investments made by the Portfolio are difficult to purchase or sell. The Portfolio may make investments that may become less liquid in response to market developments, lack of a trading market, or adverse investor perceptions. If the Portfolio is forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolio may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. It also may be the case that other market participants may be attempting to liquidate illiquid holdings at the same time as the Portfolio, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Investment Company Risk: The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Index Tracking Risk: The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters,

B34

natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Natural Resources Investment Risk: The Portfolio’s investments will expose the Portfolio to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including changes in commodity prices, events occurring in nature, inflationary pressures, imposition of import controls, international political and economic developments, environmental incidents, resources conservation, the success of exploration projects, and tax and other government regulations. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Companies in the natural resources industry are at risk for environmental damage claims. Political risks and the other risks to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are

B35

also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Portfolio’s assets. The use of reverse repurchase agreements is a form of leverage because the proceeds derived from reverse repurchase agreements may be invested in additional securities.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or a downgrade in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets ofAST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”), andAST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”) (the “Merged Portfolios”) for shares of PSF PGIM Flexible Managed Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
Prudential Flexible Multi-Strategy	$ 95,229,428	$101,172,903
T. Rowe Price Diversified Real Growth	118,897,074	121,398,225

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios			Shares
Prudential Flexible Multi-Strategy			6,656,780
T. Rowe Price Diversified Real Growth			7,305,602
Acquiring Portfolio	Class	Shares	Value
PSF PGIM Flexible Managed Portfolio	III	5,821,122	$223,240,047

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition.

B36

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Depreciation on Investments	Net Assets
Prudential Flexible Multi-Strategy	$(5,943,475)	$ 99,727,888
T. Rowe Price Diversified Real Growth	(2,501,151)	123,512,159
Acquiring Portfolio	Class	Net Assets
PSF PGIM Flexible Managed Portfolio	I	$4,048,284,445
	III	3,838,041

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Flexible Managed Portfolio	$96,121,518	$632,480,338	$728,601,856

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: Prudential Flexible Multi-Strategy $22,273 and T. Rowe Price Diversified Real Growth $114,621.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: Prudential Flexible Multi-Strategy $2,016,346 and T. Rowe Price Diversified Real Growth $3,905,254.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On March 14-15, 2023, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Small-Cap Value Portfolio (the “Merged Portfolio”) for shares of PSF Small-Cap Stock Index Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on June 9, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
PSF Small-Cap Value Portfolio	$286,063,672	$267,361,367

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 9, 2023:

Merged Portfolio			Shares
PSF Small-Cap Value Portfolio			9,253,605
Acquiring Portfolio	Class	Shares	Value
PSF Small-Cap Stock Index Portfolio	I	5,405,749	$284,937,009

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

B37

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
PSF Small-Cap Value Portfolio	$18,702,305	$284,937,009
Acquiring Portfolio	Class	Net Assets
PSF Small-Cap Stock Index Portfolio	I	$822,088,416
	III	9,831,092

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF Small-Cap Stock Index Portfolio	$15,109,493	$141,425,452	$156,534,945

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF Small-Cap Value Portfolio $1,037,935.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: PSF Small-Cap Value Portfolio $277,680.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since June 9, 2023.

On September 19-20, 2023, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF PGIM Jennison Focused Blend Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on December 8, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
PSF PGIM Jennison Focused Blend Portfolio	$122,956,664	$94,600,348

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 8, 2023:

Merged Portfolio		Class	Shares
PSF PGIM Jennison Focused Blend Portfolio		I	1,570,026
		II	719,464
		III	16,898
Acquiring Portfolio	Class	Shares	Value
PSF PGIM Jennison Blend Portfolio	I	919,306	$86,157,355
	II	407,354	36,934,825
	III	9,894	921,230

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

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The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets
PSF PGIM Jennison Focused Blend Portfolio	I	$19,700,338	$86,157,355
	II	8,445,334	36,934,825
	III	210,644	921,230
Acquiring Portfolio		Class	Net Assets
PSF PGIM Jennison Blend Portfolio		I	$5,368,410,594
		II	1,738,401
		III	1,822,305

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Jennison Blend Portfolio	$45,865,562	$1,404,376,087	$1,450,241,649

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF PGIM Jennison Focused Blend Portfolio $569,965.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: PSF PGIM Jennison Focused Blend Portfolio $36,444,083.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 8, 2023.

B39

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

The Prudential Series Fund

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments or the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2024 (the Meeting) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc. (PGIM Fixed Income), PGIM Limited (PGIML), Jennison Associates LLC (Jennison) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with

PGIM Investments. The Board also considered that PGIM Investments pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, PGIML, Jennison and PGIM Quantitative Solutions, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PGIM Investments may not be as significant as PGIM Investments’ profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PGIM Investments and the unaffiliated subadvisers, as well as the fact that PGIM investments compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable) and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2023. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PSF Global Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered PGIM Investment’s assertion that performance was primarily attributable to performance in 2022 and 2023 for two of the Portfolio’s sleeves due to sector allocation and an underexposure to value factors. The Board further considered that PGIM Investments is encouraged by the Portolio’s returns in the fourth quarter of 2023, which ranked in the first quartile of its Peer Universe, and the Portfolio’s strong returns over the long term as demonstrated by Portfolio’s five- and ten- year peer rankings in the second and first quartile, respectively.

•

The Board noted that PGIM Investments had contractually agreed to waive 0.012% of its management fee through June 30, 2025. Additionally, the Board noted that PGIM Investments had contractually agreed to waive 0.0345% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods, outperformed its benchmark index over the five-year period, and equaled its benchmark index over the ten-year period.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.013% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including sub-advisory fees) and total expenses were reasonable in light of the services provided.

PSF Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	3rd Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, and underperformed its benchmark index over the remaining periods.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.008% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

PSF PGIM 50/50 Balanced Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Flexible Managed Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-, three- and ten-year periods and underperformed its custom benchmark index over the five-year period.

•

The Board noted that PGIM Investments had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.62% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that PGIM Investments has voluntarily agreed to limit the management fees of the Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM High Yield Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five-, and ten-year periods and underperformed its benchmark index only over the one-year period.

•

The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.57% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Blend Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Gross Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index over the other periods.

•

The Board considered the Manager’s assertions that the Portfolio’s investment strategy was revised in the fourth quarter of 2023 and performance prior to this time was attributable to the prior investment strategy. In this regard, the Board noted that as of March 31, 2024, the Portfolio ranked in the first quartile for the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods and underperformed its benchmark index over the three- and five-year periods.

•	The Board also noted that the Portfolio outperformed its Peer Universe median in four of the last seven calendar years.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods and underperformed its benchmark index over the ten-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Total Return Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board considered that the Portfolio’s net total expenses were lower than its peer group median.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•

The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods, equaled its benchmark index over the five-year period, and outperformed its benchmark index over the ten-year period.

•	The Board also noted that the Manager has voluntarily agreed to waive 0.03% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	August 15, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 15, 2024